                                                         File Numbers 333-120704
                                                                        811-4585
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                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                               ----------------
                                    FORM N-6

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933
Pre-Effective Amendment No. __                                             [ ]

Post-Effective Amendment No. 19                                            [X]

                                     And/or


                             REGISTRATION STATEMENT
                                     UNDER
                       THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 143                                                          [X]

                               ----------------
                      Minnesota Life Variable Life Account
               (formerly Minnesota Mutual Variable Life Account)
                           (Exact Name of Registrant)


                               ----------------
                        Minnesota Life Insurance Company
             (formerly The Minnesota Mutual Life Insurance Company)
                                  (Depositor)


                               ----------------
            400 Robert Street North, St. Paul, Minnesota 55101-2098

                   (Depositor's Principal Executive Offices)


                                 1-651-665-3500
              (Depositor's Telephone Number, including Area Code)


                               ----------------
                           Gary R. Christensen, Esq.

              Senior Vice President, General Counsel and Secretary


                               ----------------
                        Minnesota Life Insurance Company

                            400 Robert Street North
                         St. Paul, Minnesota 55101-2098
                              (Agent for Service)


                               ----------------
It is proposed that this filing will become effective (check appropriate box):


[ ]immediately upon filing pursuant to paragraph (b) of Rule 485

[X]on May 1, 2019 pursuant to paragraph (b) of Rule 485

[ ]60 days after filing pursuant to paragraph (a)(1) of Rule 485

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--------------------------------------------------------------------------------

[ ]on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following:


[ ]This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Variable Adjustable Life Insurance
Policies

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


Prospectus

Minnesota Life Insurance Company
Minnesota Life Variable Life Account
Variable Adjustable Life Insurance Policy


   This prospectus describes a Variable Adjustable Life Second Death Insurance Policy ("VAL Survivor") issued by Minnesota Life Insurance Company ("Minnesota Life"). The Policy may be adjusted, within described limits, as to face amount, Premium amount and the plan of insurance.

   VAL Survivor Policy Values may be invested in Our separate account called the Minnesota Life Variable Life Account ("Variable Life Account"). Policy Values may also be invested in a general account option. The Actual Cash Value of each Policy will vary with the investment experience of these options.

   You should consider the Policy in conjunction with other insurance You own. Replacing Your existing life insurance with this Policy may not be to Your advantage. In addition, it may not be to Your advantage to finance the purchase or maintenance of this Policy through a loan or through withdrawals from another policy. Please consult Your registered representative or financial adviser.




The Variable Life Account invests in the following Fund Portfolios:








Securian Funds Trust
o SFT Core Bond Fund -- Class 2 Shares
o SFT Government Money Market Fund
o SFT Index 400 Mid-Cap Fund -- Class 2 Shares
o SFT Index 500 Fund -- Class 2 Shares

o SFT International Bond Fund -- Class 2 Shares

o SFT IvySM Growth Fund*
o SFT IvySM Small Cap Growth Fund*

o SFT Real Estate Securities Fund -- Class 2 Shares

o SFT T. Rowe Price Value Fund
o SFT Wellington Core Equity Fund -- Class 2 Shares


  * `Ivy' is the service mark of Ivy Distributors, Inc., an affiliate of the Ivy Investment Management Company, the fund's subadvisor.




AB Variable Products Series Fund, Inc.
o International Value Portfolio -- Class B Shares




American Century Variable Portfolios, Inc.
o VP Income & Growth Fund -- Class II Shares

American Century Variable Portfolios II, Inc.
o VP Inflation Protection Fund -- Class II Shares



American Funds Insurance Series(R)
o Global Bond Fund -- Class 2 Shares
o Global Growth Fund -- Class 2 Shares
o Global Small Capitalization Fund -- Class 2 Shares
o Growth Fund -- Class 2 Shares
o Growth-Income Fund -- Class 2 Shares
o International Fund -- Class 2 Shares
o New World Fund(R) -- Class 2 Shares
o U.S. Government/AAA-Rated Securities Fund -- Class 2 Shares




Fidelity(R) Variable Insurance Products Funds
o Equity-Income Portfolio -- Service Class 2 Shares
o Mid Cap Portfolio -- Service Class 2 Shares




Franklin Templeton Variable Insurance Products Trust
o Franklin Mutual Shares VIP Fund -- Class 2 Shares
o Franklin Small Cap Value VIP Fund -- Class 2 Shares
o Franklin Small-Mid Cap Growth VIP Fund -- Class 2 Shares
o Templeton Developing Markets VIP Fund -- Class 2 Shares




Goldman Sachs Variable Insurance Trust
o Goldman Sachs VIT High Quality Floating Rate Fund -- Service Shares



AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
o Invesco V.I. American Value Fund -- Series II Shares
o Invesco V.I. Comstock Fund -- Series II Shares
o Invesco V.I. Equity and Income Fund -- Series II Shares
o Invesco V.I. Growth and Income Fund -- Series II Shares
o Invesco V.I. Small Cap Equity Fund -- Series II Shares




Ivy Variable Insurance Portfolios
o Ivy VIP Asset Strategy -- Class II Shares
o Ivy VIP Balanced -- Class II Shares
o Ivy VIP Core Equity -- Class II Shares
o Ivy VIP Global Growth -- Class II Shares
o Ivy VIP High Income -- Class II Shares

o Ivy VIP International Core Equity -- Class II Shares

o Ivy VIP Mid Cap Growth -- Class II Shares
o Ivy VIP Natural Resources -- Class II Shares
o Ivy VIP Science and Technology -- Class II Shares
o Ivy VIP Small Cap Core -- Class II Shares

o Ivy VIP Small Cap Growth -- Class II Shares

o Ivy VIP Value -- Class II Shares




Janus Aspen Series

o Janus Henderson Balanced Portfolio -- Service Shares
o Janus Henderson Forty Portfolio -- Service Shares
o Janus Henderson Mid Cap Value Portfolio -- Service Shares
o Janus Henderson Overseas Portfolio -- Service Shares





MFS(R) Variable Insurance Trust
o MFS(R) Mid Cap Growth Series -- Service Class

MFS(R) Variable Insurance Trust II
o MFS(R) International Value Portfolio -- Service Class




Morgan Stanley Variable Insurance Fund, Inc.
o Emerging Markets Equity Portfolio -- Class II Shares




ALPS Variable Investment Trust
o Morningstar Aggressive Growth ETF Asset Allocation Portfolio -- Class II
  Shares*
o Morningstar Balanced ETF Asset Allocation Portfolio -- Class II Shares*

o Morningstar Conservative ETF Asset Allocation Portfolio -- Class II Shares*
o Morningstar Growth ETF Asset Allocation Portfolio -- Class II Shares*
o Morningstar Income and Growth ETF Asset Allocation Portfolio -- Class II
  Shares*


  * These portfolios are structured as fund of funds that invest directly in shares of underlying funds.




Neuberger Berman Advisers Management Trust
o Neuberger Berman AMT Sustainable Equity Portfolio -- S Class Shares




Oppenheimer Variable Account Funds

o Oppenheimer International Growth Fund/VA -- Service Shares*
o Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares*


  *Subject to shareholder approval, on or about May 24, 2019, the Oppenheimer International Growth Fund/VA will merge into the Invesco Oppenheimer V.I. International Growth Fund and the Oppenheimer Main Street Small Cap Fund(R)/VA will merge into the Invesco Oppenheimer V.I. Main Street Small Cap Fund(R).





PIMCO Variable Insurance Trust
o PIMCO VIT Low Duration Portfolio -- Advisor Class Shares
o PIMCO VIT Total Return Portfolio -- Advisor Class Shares




Putnam Variable Trust
o Putnam VT Equity Income Fund -- Class IB Shares
o Putnam VT Growth Opportunities Fund -- Class IB Shares
o Putnam VT International Equity Fund -- Class IB Shares
o Putnam VT Sustainable Leaders Fund -- Class IB Shares



Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the shareholder reports for portfolio companies available under your policy will no longer be sent by mail, unless you specifically request paper copies of the reports from us. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.


If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from us electronically by calling our customer service line at 800-643-5728.


You may elect to receive all future reports in paper free of charge. You can inform us that you wish to continue receiving paper copies of your shareholder reports by calling our customer service line at 800-643-5728. Your election to receive reports in paper will apply to all portfolio companies under your policy.



Please note that the Policy and the Portfolios:


      o are not guaranteed to achieve their goals;
      o are not federally insured;
      o are not endorsed by any bank or government agency; and
      o are subject to risks, including loss of the amount invested.


This prospectus must be accompanied by the current prospectuses of the Funds. You should read the prospectus carefully and retain it for future reference.



The policy has not been approved or disapproved by the SEC. Neither the SEC nor any state has determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.



Minnesota Life
400 Robert Street North o St. Paul, Minnesota 55101-2098
Ph 651/665-3500 o http:/www.securian.com


Dated: May 1, 2019


Table of Contents





Summary of Benefits and Risks                                               1
Summary Fee Tables                                                          3
General Descriptions                                                        6
    Minnesota Life Insurance Company                                        6
    Variable Life Account                                                   7
    The Funds                                                               7
    Additions, Deletions or Substitutions                                  12
    The Guaranteed Interest Account                                        13
    Payments Made by Underlying Mutual Funds                               14
Detailed Information about the Variable Adjustable Life Insurance Policy   15
    Adjustable Life Insurance                                              15
    Policy Adjustments                                                     16
    Applications and Policy Issue                                          19
    Policy Premiums                                                        19
    Cash Value                                                             23
    Death Benefit Options                                                  27
    Policy Loans                                                           28
    Surrender                                                              30
    Free Look                                                              31
    Policy Charges                                                         31
    Other Policy Provisions                                                33
    Additional Benefits                                                    36
Other Matters                                                              36
    Federal Tax Status                                                     36
    Voting Rights                                                          43
    Compensation Paid for the Sale of the Policies                         43
    Cybersecurity                                                          45
    Legal Proceedings                                                      45
    Financial Statements                                                   45
    Registration Statement                                                 45
Statement of Additional Information                                        47



Summary of Benefits and Risks


The following summary is designed to answer certain general questions concerning the Policy and to give You a brief overview of the more significant features. The summary is not comprehensive and You should review the information contained elsewhere in this prospectus. This prospectus describes a variable adjustable life second death insurance policy called VAL Survivor providing a death benefit on the second death. As the Policy Owner, You can exercise all the rights under the Policy, including the right to change the owner and the beneficiary and the right to make policy adjustments. This kind of policy is intended for the use of persons who wish to combine both life insurance and the accumulation of cash values; it is not suitable as a short-term investment vehicle due to the costs of insurance and the expenses charged. This Policy is no longer issued after December 31, 2013.



What are some of the benefits of the Policy?

The Policy described in this prospectus combines a guaranteed plan of insurance, flexible administrative procedures, and significant and useful market sensitive investment features.


What is the guaranteed plan of insurance?


For any given level of Premium, face amount and death benefit option, We guarantee a specific plan of insurance. The plan of insurance is the period during which insurance coverage is guaranteed and the period during which You must pay Premiums to maintain that guarantee. These two periods are not always the same. For example, the Policy could have insurance coverage for life, with Premiums payable for 30 years. See "Adjustable Life Insurance."



What makes the Policy "Adjustable"?


The Policy is called "Adjustable" because it allows You the flexibility to tailor Your Policy to Your needs at issue and thereafter to change or adjust Your Policy as Your insurance needs change. Within very broad limits, including those designed to assure that the Policy qualifies as life insurance for tax purposes, You may choose the level of Premium You wish to pay, the face amount and death benefit option that You need. Based on these three factors, We will calculate the guaranteed plan of insurance. Some limitations do apply to policy adjustments. See "Policy Adjustments."


The maximum plan of insurance available is a whole life plan where the Policy becomes Paid Up after the payment of ten annual Base Premiums. The minimum plan of insurance that We offer at original issue is a protection plan that provides guaranteed insurance coverage for ten years with Premiums payable for ten years. See "Adjustable Life Insurance." A protection plan of insurance guarantees insurance coverage and a certain Premium level, for a specified number of years, always less than for whole life. A protection plan offers the most insurance protection with the lowest initial level of Premiums and with the least cash value.


For any given face amount and death benefit option, You may select a Premium that results in a plan that falls anywhere between the minimum protection plan and the maximum whole life plan. In general, the higher the Premium You pay, the greater will be Your cash value accumulation at any given time and therefore, for whole life plans, the shorter the period during which You need to pay Premiums before Your Policy becomes Paid Up.

What makes the Policy "Variable"?


The Policy is called "Variable" because unlike traditional whole life and universal life contracts which provide for accumulations of contract values at fixed rates determined by the insurance company, the value in the Policy may be invested in a separate account of Ours called the Minnesota Life Variable Life Account. The sub-accounts of the separate account are invested in corresponding Portfolios of the Funds. Your Policy Values invested in these sub-accounts will fluctuate with the performance of the sub-accounts and will reflect market rates of return. See "Variable Life Account" and "The Funds."


Those seeking the traditional insurance protections of a guaranteed cash value may allocate Premiums to the guaranteed interest account, which is a general account option with a guaranteed accumulation at a fixed rate of interest. With the guaranteed interest account, You do not bear the risk that adverse investment performance will depreciate the account value. See "The Guaranteed interest account."



What death benefit options are offered under the Policy?


The Policy provides two death benefit options: the Cash Option and the Protection Option. Your choice will depend on which option best fits Your need.


The Cash Option provides a fixed death benefit equal to the guaranteed face amount. Favorable nonguaranteed elements, including investment returns, will be reflected in increased Actual Cash Values. The death benefit will vary only if necessary to satisfy the definition of life insurance under the Internal Revenue Code.


The Protection Option provides a variable death benefit equal to the guaranteed face amount plus the Policy Value. Favorable nonguaranteed elements, including investment returns, will be reflected both in increased life insurance coverage and increased Actual Cash Values. See "Death Benefit Options."


Do You have access to Your Policy Values?

Yes. Your Policy Value is the Actual Cash Value plus any policy loan. See "Actual Cash Value." You may transfer Actual Cash Values among the available investment options, make a partial surrender of the Actual Cash Values, or surrender the Policy. There may be a Surrender Charge when the Policy is surrendered. See "Transfers" and "Surrender." You may also borrow up to 90 percent of Your Policy Value less surrender charge as a policy loan. See "Policy Loans." Some of these transactions may have significant tax consequences. See "Federal Tax Status."



What are some of the risks of the Policy?


There is an investment risk. A variable adjustable life insurance policy is intended for those who wish to combine both life insurance and the accumulation of cash values; it is not suitable as a short-term investment vehicle. The values in the sub-accounts have no guaranteed minimum account value. The claims-paying ability of Minnesota Life as measured by independent rating agencies does not provide any guarantees of the investment performance of the Variable Life Account. Therefore, You bear the risk that adverse investment performance may depreciate Your investment in the Policy. Additional information concerning investment objectives and policies of the Portfolios (including a comprehensive discussion of the risks of each Portfolio) may be found in the current prospectuses for each Fund which accompany this prospectus. You should carefully review each Fund prospectus before purchasing the Policy. See "Actual Cash Value."

There is a risk that a Policy will terminate. This will occur if there is insufficient Actual Cash Value to cover policy charges, or if there is no Actual Cash Value when there is a policy loan. Policy loans may increase the risk that the Policy will terminate. If a Policy with a substantial loan terminates, there may be significant negative tax consequences. Policy loans may also have a negative impact on the cash value, and may reduce the death benefit. See "Policy Premiums."


You may fully surrender the Policy. In some situations there will be a Surrender Charge. Surrendering Your Policy may have significant tax consequences.


You may make a partial surrender of the Actual Cash Values. A partial surrender may be subject to a transaction charge equal to the lesser of $25 or 2 percent of the amount of the partial surrender. A partial surrender will reduce the account value and the death benefit and will increase the risk of lapse or termination. In addition, a partial surrender may have significant tax consequences. See "Federal Tax Status."


There is risk that the Policy may not qualify as life insurance for federal tax purposes. We believe that a Policy issued on the basis of a standard Premium class should so qualify. However, it is not clear whether a Policy issued on a sub-standard basis would qualify. Failure to qualify would mean that the death proceeds would be included in the beneficiary's gross income for federal income tax purposes, and that cash values are constructively received prior to when they are actually received.


There is also a risk that a Policy qualifying as life insurance will be treated as a modified endowment contract ("MEC"). A MEC is treated as life insurance with respect to the tax treatment of death proceeds and the tax-free inside build-up of yearly cash value increases. However, any amounts You receive, such as cash withdrawals, loans or amounts received from partial or total surrender of the Policy are includable in gross income on an income-first basis. With certain exceptions, the tax treatment includes a ten percent additional income tax imposed on the portion of any distribution that is included in income. See "Federal Tax Status."


The Guaranteed Principal Account is part of Our general account, which consists of all assets owned by Us other than those in the Variable Life Account and any other separate accounts which We may establish. Investors look to the financial strength of the insurance company for its insurance guarantees. Guarantees provided by the insurance company as to the benefits promised in the contract are subject to the claims paying ability of the insurance company and are subject to the risk that the insurance company may default on its obligations under those guarantees.


The Policy may also be unsuitable as a short-term savings vehicle due to the costs of insurance and expenses charged. Furthermore, Portfolio values could decline depending upon changes in the underlying Funds. Depending upon the timing of withdrawals, owners could lose all or part of their Premium payments.



Summary Fee Tables


The following tables describe the fees and expenses that You will pay when buying, owning, and surrendering the Policy. The charges may not be representative of the charges You will pay. Your Policy's schedule pages indicate the charges applicable to Your Policy. More information about Your charges is available upon request by contacting Us at the telephone number or address listed on the cover page of this prospectus.

Transaction Fees


This table describes the fees and expenses that are payable at the time that You buy the Policy, pay Premiums, surrender the Policy, change the Policy or make transfers between the investment options.




              Charge                      When Charge is Deducted                   Amount Deducted
  Premium Charge                    Upon Premium payment                 Maximum of 5.75 percent of
                                                                         Premium in all years(1)
  Policy Adjustment Transaction     At Policy adjustment for changes     $ 95
  Charge(2)                         in Premium, face amount, plan of
                                    insurance, and death benefit
                                    option
  Partial Surrender Transaction     At partial surrender                 Lesser of $25 or 2 percent of
  Charge                                                                 partial surrender amount
  Transfer Transaction Charge       At transfer of cash values           Maximum of $25; currently
                                                                         $ 10(3)
  Surrender Charge                  At Policy surrender or               Maximum of the sum of all
                                    termination                          monthly Policy Issue Charges,
                                                                         remaining unpaid from the time of
                                                                         surrender or termination to the
                                                                         end of the applicable ten year
                                                                         period(4)



(1) The Premium charge applies to Base Premiums and Non-Repeating Premiums. It does not apply to Premiums for Additional Benefits. See "Additional Benefits." This charge is currently 5.75 percent on Base Premiums and 3 percent on Non-Repeating Premiums. Base Premiums are Premiums paid for the basic Policy before any Premiums for additional benefits. Non-Repeating Premiums are Premiums paid in addition to planned Premiums.

(2)   See "Policy Adjustments."
(3)   Currently, no transfer transaction charge is assessed.

(4) The Policy Issue Charge is assessed during the first ten years after Policy issue or Policy adjustment involving an increase in Premium or net amount at risk. See Periodic Charges table below. If the Policy is terminated or surrendered during that ten year period, We will assess a Surrender Charge. The maximum Surrender Charge is the sum of all monthly Policy Issue Charges, remaining unpaid from the time of surrender or termination to the end of the applicable ten year period. This amount will not be adjusted for present value.



        Periodic Charges Other Than Investment Option Operating Expenses


The next tables describe the fees and expenses that You will pay periodically during the time that You own the Policy, not including fees and expenses of the variable investment options.



          Charge              When Charge is Deducted              Amount Deducted
  Monthly Policy Charge      Monthly                     Maximum of $15 plus $0.03 per
                                                         $1,000 of face amount; currently
                                                         $10 plus $0.02 per $1,000 of face
                                                         amount
  Policy Issue Charge(1)     Monthly                     Maximum of $2.80 and minimum
                                                         of $0.08 per $1,000 of face
                                                         amount

            Charge                 When Charge is Deducted                Amount Deducted
                                                              The charge for a representative
                                                              male and female nonsmoker
                                                              standard risk both age 55 would
                                                              be $0.18 per $1,000 of face
                                                              amount
  Cost of Insurance Charge       Monthly                      Maximum of $83.33 and
                                                              minimum of $0.00 per $1,000 of
                                                              net amount at risk(2)
                                                              The charge for a representative
                                                              male and female nonsmoker
                                                              standard risk both age 55 would
                                                              be $0.01 per $1,000 of net amount
                                                              at risk(3)
  Cash Extra Charge(3)           Monthly                      Maximum of $76 and minimum
                                                              of $0.00 per $1,000 of net amount
                                                              at risk(2)
                                                              The charge for a representative
                                                              male and female nonsmoker risk
                                                              both age 55 would be $0.01 per
                                                              $1,000 of face amount(3)
  Mortality and Expense Risk     Daily                        An annual rate of 0.50 percent of
  Charge                                                      average daily net assets of Variable
                                                              Life Account
  Loan Interest Charge(4)        Annually and upon policy     Loan interest accrues daily at an
                                 adjustment                   annual rate of 5 percent of loan
                                                              amount
  Additional Benefits:
   a) Waiver of Premium          Upon Premium payment         a) Maximum of $11.24 and
   Agreement                                                  minimum of $0.12 per $1,000
                                                              of face amount annually
                                                              The charge for a representative
                                                              male nonsmoker age 45 would be
                                                              $0.67 per $1,000 of face amount
                                                              annually(3)
   b) Estate Preservation        Upon Premium payment         b) Maximum of $1.02 and
   Agreement                                                  minimum of $0.05 per $1,000
                                                              of agreement coverage annually
                                                              before term election. The
                                                              charge for a representative male
                                                              and female both nonsmoker age
                                                              45 with the female as the
                                                              designated life, would be $0.12
                                                              per $1,000 of agreement
                                                              coverage annually
                                                              Maximum of $59.02 and
                                                              minimum of $0.27 per $1,000
                                                              after election annually. The
                                                              charge for a representative male
                                                              nonsmoker age 65 would be
                                                              $14.16 per $1,000 annually(3)



(1) A Policy Issue Charge is assessed during the first ten years after policy issue or policy adjustment involving an increase in Premium or in the net amount at risk. The charge varies by the ages and underwriting classes of the insureds.

(2)   Net amount at risk is defined as death benefit minus Policy Value.

(3)   The charge varies by the ages and underwriting classes of the insureds.
(4)   See "Policy Loan Interest".



             Total Annual Operating Expenses of the Funds(1)(2)(3)

The next table describes the total annual portfolio operating expenses that You will pay while You own the Policy. The table shows the minimum and maximum expenses (as a percentage of Portfolio assets) charged by any of the Portfolios for the fiscal year ended December 31, 2018. More detail concerning each Portfolio's fees and expenses is contained in the prospectus for each Portfolio.




                    Charge                       Minimum     Maximum
  Total Annual Portfolio Operating Expenses     0.45%       1.48%



(1) The Total Annual Portfolio Operating Expenses include the investment management fee, distribution (12b-1) fee and other expenses for the Funds.
(2) The table showing the range of expenses for the Portfolios takes into account the expenses of the Morningstar ETF Asset Allocation Portfolios, each of which is a "fund of funds". "Fund of funds" portfolios purchase shares of other Funds, in this case exchange traded funds of ETF's (each an "Acquired Fund"). Each "fund of funds" has its own set of operating expenses, as does each of the Acquired Funds in which it invests. In determining the range of the Portfolio expenses, We have taken into account the information received from Morningstar on the combined actual expenses for each such "fund of funds," which include the pro rata portion of the fees and expenses incurred indirectly by a Morningstar ETF Asset Allocation Portfolio as a result of its investment in shares of one or more Acquired Funds. See the prospectus for the Morningstar ETF Asset Allocation Portfolios for a presentation of the applicable Acquired Fund fees and expenses.
(3) The maximum Total Annual Portfolio Company Operating Expense shown above is before any fee waivers or expense reimbursements. The fee waiver and expense reimbursement through December 31, 2018 was 0.20 percent, resulting in a net annual portfolio company operating expense of 1.28 percent for the Morgan Stanley VIF Emerging Markets Equity Portfolio. Please see the Morgan Stanley VIF Emerging Markets Equity Portfolio prospectus for additional information.



General Descriptions


Minnesota Life Insurance Company


We are Minnesota Life Insurance Company ("Minnesota Life"), a life insurance company organized under the laws of Minnesota. Minnesota Life was formerly known as The Minnesota Mutual Life Insurance Company ("Minnesota Mutual"), a mutual life insurance company organized in 1880 under the laws of Minnesota. Effective October 1, 1998, The Minnesota Mutual Life Insurance Company reorganized by forming a mutual insurance holding company named "Minnesota Mutual Companies, Inc." The Minnesota Mutual Life Insurance Company continued its corporate existence following conversion to a Minnesota stock life insurance company named "Minnesota Life Insurance Company" ("Minnesota Life"). All of the shares of the voting stock of Minnesota Life are owned by a second tier intermediate stock holding company named "Securian Financial Group, Inc.," which in turn is a wholly-owned subsidiary of a first tier intermediate stock holding company named "Securian Holding Company," which in turn is a wholly-owned subsidiary of the ultimate parent, Minnesota Mutual Companies, Inc.



Our home office is at 400 Robert Street North, St. Paul, Minnesota 55101-2098, telephone: (651) 665-3500. We are licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico.

Variable Life Account


On October 21, 1985, Our Board of Trustees established a separate account, called the Minnesota Life Variable Life Account, in accordance with certain provisions of the Minnesota insurance law. The separate account is registered as a "unit investment trust" with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 ("1940 Act"). Registration under the Act does not signify that the SEC supervises the management, or the investment practices or policies, of the Variable Life Account. The separate account meets the definition of a "separate account" under the federal securities laws.


We are the legal owner of the assets in the Variable Life Account. The obligations to Policy Owners and beneficiaries arising under the Policies are general corporate obligations of Minnesota Life and thus Our general assets back the Policies. The Minnesota law under which the Variable Life Account was established provides that the assets of the Variable Life Account shall not be chargeable with liabilities arising out of any other business which We may conduct, but shall be held and applied exclusively to the benefit of the holders of those variable life insurance policies for which the separate account was established. The investment performance of the Variable Life Account is entirely independent of both the investment performance of Our general account and of any other separate account which We may have established or may later establish.


The Variable Life Account currently has multiple sub-accounts to which You may allocate Premiums. Each sub-account invests in shares of a corresponding Portfolio of the Funds.



The Funds


Below is a list of the Portfolios and their investment adviser and/or sub-adviser, and investment objective. Prospectuses for the Portfolios accompany this prospectus. Prospectuses for the Portfolios contain more detailed information about each Portfolio, including discussion of the Portfolio's investment techniques and risks associated with its investments. No assurance can be given that a Portfolio will achieve its investment objective. You should carefully read the prospectuses for the Portfolios before investing in the Policy.


Note: If You received a summary prospectus for a Portfolio listed below, please follow the directions on the first page of the summary prospectus to obtain a copy of the full Fund prospectus.




                                                  Investment                          Investment
              Fund/Portfolio               Adviser and Sub-Adviser                    Objective
----------------------------------------- ------------------------- ---------------------------------------------
AB Variable Products Series Fund, Inc.
International Value Portfolio - Class B   AllianceBernstein L.P.    The Portfolio's investment objective is
Shares                                                              long-term growth of capital.
AIM Variable Insurance Funds
(Invesco Variable Insurance Funds)
Invesco V.I. American Value Fund -        Invesco Advisers, Inc.    Above-average total return over a market
Series II Shares                                                    cycle of three to five years by investing in
                                                                    common stocks and other equity
                                                                    securities. Effective on June 30, 2019,
                                                                    the Fund's investment objective is
                                                                    long-term capital appreciation.
Invesco V.I. Comstock Fund - Series II    Invesco Advisers, Inc.    Seeks capital growth and income
Shares                                                              through investments in equity securities,
                                                                    including common stocks, preferred
                                                                    stocks and securities convertible into
                                                                    common and preferred stocks.

                                                              Investment                              Investment
                 Fund/Portfolio                        Adviser and Sub-Adviser                         Objective
----------------------------------------------- ------------------------------------- ------------------------------------------
Invesco V.I. Equity and Income Fund -           Invesco Advisers, Inc.                Seeks capital appreciation and current
Series II Shares                                                                      income.
Invesco V.I. Growth and Income Fund -           Invesco Advisers, Inc.                Seeks long-term growth of capital and
Series II Shares                                                                      income.
Invesco V.I. Small Cap Equity Fund -            Invesco Advisers, Inc.                Long-term growth of capital.
Series II Shares
ALPS Variable Investment Trust (Morningstar)
Morningstar Aggressive Growth ETF               ALPS Advisors, Inc.                   Seeks to provide investors with capital
Asset Allocation Portfolio - Class II           Sub-Adviser: Morningstar Investment   appreciation.
Shares                                          Management LLC
Morningstar Balanced ETF Asset                  ALPS Advisors, Inc.                   Seeks to provide investors with capital
Allocation Portfolio - Class II Shares          Sub-Adviser: Morningstar Investment   appreciation and some current income.
                                                Management LLC
Morningstar Conservative ETF Asset              ALPS Advisors, Inc.                   Seeks to provide investors with current
Allocation Portfolio - Class II Shares          Sub-Adviser: Morningstar Investment   income and preservation of capital.
                                                Management LLC
Morningstar Growth ETF Asset                    ALPS Advisors, Inc.                   Seeks to provide investors with capital
Allocation Portfolio - Class II Shares          Sub-Adviser: Morningstar Investment   appreciation.
                                                Management LLC
Morningstar Income and Growth ETF               ALPS Advisors, Inc.                   Seeks to provide investors with current
Asset Allocation Portfolio - Class II           Sub-Adviser: Morningstar Investment   income and capital appreciation.
Shares                                          Management LLC
American Century Variable Portfolios, Inc.
VP Income & Growth Fund - Class II              American Century Investment           The fund seeks capital growth by
Shares                                          Management, Inc.                      investing in common stocks. Income is a
                                                                                      secondary objective.
American Century Variable Portfolios II, Inc.
VP Inflation Protection Fund - Class II         American Century Investment           The fund pursues long-term total return
Shares                                          Management, Inc.                      using a strategy that seeks to protect
                                                                                      against U.S. inflation.
American Funds Insurance Series(R)
Global Bond Fund - Class 2 Shares               Capital Research and Management       The fund's investment objective is to
                                                Company                               provide, over the long term, a high level
                                                                                      of total return consistent with prudent
                                                                                      investment management.
Global Growth Fund - Class 2 Shares             Capital Research and Management       The fund's investment objective is to
                                                Company                               provide long-term growth of capital.
Global Small Capitalization Fund - Class        Capital Research and Management       The fund's investment objective is to
2 Shares                                        Company                               provide long-term growth of capital.
Growth Fund - Class 2 Shares                    Capital Research and Management       The fund's investment objective is to
                                                Company                               provide growth of capital.
Growth-Income Fund - Class 2 Shares             Capital Research and Management       The fund's investment objectives are to
                                                Company                               achieve long-term growth of capital and
                                                                                      income.
International Fund - Class 2 Shares             Capital Research and Management       The fund's investment objective is to
                                                Company                               provide long-term growth of capital.
New World Fund(R) - Class 2 Shares              Capital Research and Management       The fund's investment objective is
                                                Company                               long-term capital appreciation.

                                                                     Investment
                    Fund/Portfolio                             Adviser and Sub-Adviser
------------------------------------------------------ --------------------------------------
U.S. Government/AAA-Rated Securities                   Capital Research and Management
Fund - Class 2 Shares                                  Company
Fidelity(R) Variable Insurance Products Funds
Equity-Income Portfolio - Service Class                Fidelity Management & Research
2 Shares                                               Company (FMR) is the fund's manager.
                                                       FMR Co., Inc. (FMRC) and other
                                                       investment advisers serve as
                                                       sub-advisers for the fund.
Mid Cap Portfolio - Service Class 2                    Fidelity Management & Research
Shares                                                 Company (FMR) is the fund's manager.
                                                       FMR Co., Inc. (FMRC) and other
                                                       investment advisers serve as
                                                       sub-advisers for the fund.
Franklin Templeton Variable Insurance Products Trust
Franklin Mutual Shares VIP Fund -                      Franklin Mutual Advisers, LLC
Class 2 Shares
Franklin Small Cap Value VIP Fund -                    Franklin Mutual Advisers, LLC
Class 2 Shares
Franklin Small-Mid Cap Growth VIP                      Franklin Advisers, Inc.
Fund - Class 2 Shares
Templeton Developing Markets VIP                       Templeton Asset Management Ltd.
Fund - Class 2 Shares
Goldman Sachs Variable Insurance Trust
Goldman Sachs VIT High Quality                         Goldman Sachs Asset Management, L.P.
Floating Rate Fund - Service Shares
Ivy Variable Insurance Portfolios
Ivy VIP Asset Strategy - Class II Shares               Ivy Investment Management Company
Ivy VIP Balanced - Class II Shares                     Ivy Investment Management Company
Ivy VIP Core Equity - Class II Shares                  Ivy Investment Management Company
Ivy VIP Global Growth - Class II Shares                Ivy Investment Management Company
Ivy VIP High Income - Class II Shares                  Ivy Investment Management Company
Ivy VIP International Core Equity -                    Ivy Investment Management Company
Class II Shares
Ivy VIP Mid Cap Growth - Class II                      Ivy Investment Management Company
Shares
Ivy VIP Natural Resources - Class II                   Ivy Investment Management Company
Shares                                                 Sub-Adviser: Mackenzie Financial
                                                       Management Company



                                                                       Investment
                    Fund/Portfolio                                      Objective
------------------------------------------------------ ------------------------------------------
U.S. Government/AAA-Rated Securities                   The fund's investment objective is to
Fund - Class 2 Shares                                  provide a high level of current income
                                                       consistent with preservation of capital.
Fidelity(R) Variable Insurance Products Funds
Equity-Income Portfolio - Service Class                Seeks reasonable income.
2 Shares
Mid Cap Portfolio - Service Class 2                    Seeks long-term growth of capital.
Shares
Franklin Templeton Variable Insurance Products Trust
Franklin Mutual Shares VIP Fund -                      Seeks capital appreciation, with income
Class 2 Shares                                         as a secondary goal. Under normal
                                                       market conditions, the fund invests
                                                       primarily in U.S. and foreign equity
                                                       securities that the investment manager
                                                       believes are undervalued.
Franklin Small Cap Value VIP Fund -                    Seeks long-term total return..
Class 2 Shares
Franklin Small-Mid Cap Growth VIP                      Seeks long-term capital growth.
Fund - Class 2 Shares
Templeton Developing Markets VIP                       Seeks long-term capital appreciation.
Fund - Class 2 Shares
Goldman Sachs Variable Insurance Trust
Goldman Sachs VIT High Quality                         Seeks to provide a high level of current
Floating Rate Fund - Service Shares                    income, consistent with low volatility of
                                                       principal.
Ivy Variable Insurance Portfolios
Ivy VIP Asset Strategy - Class II Shares               To seek to provide total return.
Ivy VIP Balanced - Class II Shares                     To seek to provide total return through a
                                                       combination of capital appreciation and
                                                       current income.
Ivy VIP Core Equity - Class II Shares                  To seek to provide capital growth and
                                                       appreciation.
Ivy VIP Global Growth - Class II Shares                To seek to provide growth of capital.
Ivy VIP High Income - Class II Shares                  To seek to provide total return through a
                                                       combination of high current income and
                                                       capital appreciation.
Ivy VIP International Core Equity -                    To seek to provide capital growth and
Class II Shares                                        appreciation.
Ivy VIP Mid Cap Growth - Class II                      To seek to provide growth of capital.
Shares
Ivy VIP Natural Resources - Class II                   To seek to provide capital growth and
Shares                                                 appreciation.

                                                             Investment                               Investment
                Fund/Portfolio                         Adviser and Sub-Adviser                        Objective
---------------------------------------------- -------------------------------------- -----------------------------------------
Ivy VIP Science and Technology - Class         Ivy Investment Management Company      To seek to provide growth of capital.
II Shares
Ivy VIP Small Cap Core - Class II Shares       Ivy Investment Management Company      To seek to provide capital appreciation.
Ivy VIP Small Cap Growth - Class II            Ivy Investment Management Company      To seek to provide growth of capital.
Shares
Ivy VIP Value - Class II Shares                Ivy Investment Management Company      To seek to provide capital appreciation.
Janus Aspen Series
Janus Henderson Balanced Portfolio -           Janus Capital Management LLC           Seeks long-term capital growth,
Service Shares                                                                        consistent with preservation of capital
                                                                                      and balanced by current income.
Janus Henderson Forty Portfolio -              Janus Capital Management LLC           Seeks long-term growth of capital.
Service Shares
Janus Henderson Mid Cap Value                  Janus Capital Management LLC           Seeks capital appreciation.
Portfolio - Service Shares                     Sub-Adviser: Perkins Investment
                                               Management LLC
Janus Henderson Overseas Portfolio -           Janus Capital Management LLC           Seeks long-term growth of capital.
Service Shares
MFS(R) Variable Insurance Trust
MFS(R) Mid Cap Growth Series - Service         Massachusetts Financial Services       The fund's investment objective is to
Class                                          Company                                seek capital appreciation. The fund's
                                                                                      objective may be changed without
                                                                                      shareholder approval.
MFS(R) Variable Insurance Trust II
MFS(R) International Value Portfolio -         Massachusetts Financial Services       To seek capital appreciation.
Service Class                                  Company
Morgan Stanley Variable Insurance Fund, Inc.
Emerging Markets Equity Portfolio -            Morgan Stanley Investment              Seeks long-term capital appreciation by
Class II Shares                                Management Inc.                        investing primarily in growth-oriented
                                                                                      equity securities of issuers in emerging
                                                                                      market countries.
Neuberger Berman Advisers Management Trust
Neuberger Berman AMT Sustainable               Neuberger Berman Investment Advisers   The fund seeks long-term growth of
Equity Portfolio - S Class Shares              LLC                                    capital by investing primarily in
                                                                                      securities of companies that meet the
                                                                                      Fund's financial criteria and social
                                                                                      policy.
Oppenheimer Variable Account Funds
Oppenheimer Main Street Small Cap              OFI Global Asset Management, Inc.      The fund seeks capital appreciation.
Fund(R)/VA - Service Shares**                  Sub-Adviser: OppenheimerFunds, Inc.
Oppenheimer International Growth               OFI Global Asset Management, Inc.      The fund seeks capital appreciation.
Fund/VA - Service Shares**                     Sub-Adviser: OppenheimerFunds, Inc.
PIMCO Variable Insurance Trust
PIMCO VIT Low Duration Portfolio -             Pacific Investment Management          Seeks maximum total return, consistent
Advisor Class Shares                           Company LLC ("PIMCO")                  with preservation of capital and prudent
                                                                                      investment management.
PIMCO VIT Total Return Portfolio -             Pacific Investment Management          Seeks maximum total return, consistent
Advisor Class Shares                           Company LLC ("PIMCO")                  with preservation of capital and prudent
                                                                                      investment management.

                                                         Investment                                 Investment
              Fund/Portfolio                       Adviser and Sub-Adviser                          Objective
----------------------------------------- ---------------------------------------- -------------------------------------------
Putnam Variable Trust
Putnam VT Equity Income Fund - Class      Putnam Investment Management, LLC        Seeks capital growth and current income.
IB Shares
Putnam VT Growth Opportunities Fund       Putnam Investment Management, LLC        Seeks capital appreciation.
- Class IB Shares
Putnam VT International Equity Fund -     Putnam Investment Management, LLC        Seeks capital appreciation.
Class IB Shares                           Sub-Adviser: Putnam Investments
                                          Limited; The Putnam Advisory
                                          Company, LLC
Putnam VT Sustainable Leaders Fund -      Putnam Investment Management, LLC        Seeks long-term capital appreciation.
Class IB Shares                           Sub-Adviser: Putnam Investments
                                          Limited
Securian Funds Trust
SFT Core Bond Fund - Class 2 Shares       Securian Asset Management, Inc.          Seeks as high a level of a long-term total
                                                                                   rate of return as is consistent with
                                                                                   prudent investment risk. The Portfolio
                                                                                   also seeks preservation of capital as a
                                                                                   secondary objective.
SFT Government Money Market Fund          Securian Asset Management, Inc.          Seeks maximum current income to the
                                                                                   extent consistent with liquidity and the
                                                                                   preservation of capital. (1)
SFT Index 400 Mid-Cap Fund - Class 2      Securian Asset Management, Inc.          Seeks investment results generally
Shares                                                                             corresponding to the aggregate price and
                                                                                   dividend performance of the publicly
                                                                                   traded common stocks that comprise the
                                                                                   Standard & Poor's 400 MidCap Index
                                                                                   (the S&P 400).
SFT Index 500 Fund - Class 2 Shares       Securian Asset Management, Inc.          Seeks investment results that correspond
                                                                                   generally to the price and yield
                                                                                   performance of the common stocks
                                                                                   included in the Standard & Poor's 500
                                                                                   Composite Stock Price Index (the S&P
                                                                                   500).
SFT International Bond Fund - Class 2     Securian Asset Management, Inc.          Seeks to maximize current income,
Shares                                    Sub-Adviser: Franklin Advisers, Inc.     consistent with the protection of
                                                                                   principal.
SFT IvySM Growth Fund                     Securian Asset Management, Inc.          Seeks to provide growth of capital.
                                          Sub-Adviser: Ivy Investment
                                          Management Company
SFT IvySM Small Cap Growth Fund           Securian Asset Management, Inc.          Seeks to provide growth of capital.
                                          Sub-Adviser: Ivy Investment
                                          Management Company
SFT Real Estate Securities Fund - Class   Securian Asset Management, Inc.          Seeks above average income and
2 Shares                                                                           long-term growth of capital.
SFT T. Rowe Price Value Fund              Securian Asset Management, Inc.          Seeks to provide long-term capital
                                          Sub-Adviser: T. Rowe Price Associates,   appreciation by investing in common
                                          Inc.                                     stocks believed to be undervalued.
                                                                                   Income is a secondary objective.
SFT Wellington Core Equity Fund -         Securian Asset Management, Inc.          Seeks growth of capital.
Class 2 Shares                            Sub-Adviser: Wellington Management
                                          Company LLP

** Subject to shareholder approval, on or about May 24, 2019, the Oppenheimer International Growth Fund/VA will merge into the Invesco Oppenheimer V.I. International Growth Fund and the Oppenheimer Main Street Small Cap Fund(R)/VA will merge into the Invesco Oppenheimer V.I. Main Street Small Cap Fund(R).
(1) Although the SFT Government Money Market Fund seeks to preserve its net asset value at $1.00, per share, it cannot guarantee it will do so. An investment in the SFT Government Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency. The SFT Government Money Market Fund's sponsor has no legal obligation to provide financial support to the Fund, and You should not expect that the sponsor will provide financial support to the SFT Government Money Market Fund at any time. In addition, because of expenses incurred by sub-accounts in the Variable Life Account, during extended periods of low interest rates, the yield of the sub-account that invests in the SFT Government Money Market Fund may become extremely low and possibly negative.



Additions, Deletions or Substitutions


We reserve the right to add, combine or remove any sub-accounts of the Variable Life Account when permitted by law. Each additional sub-account will purchase shares in a new portfolio or mutual fund. Such sub-accounts may be established when, in Our sole discretion, marketing, tax, investment or other conditions warrant such action. We will use similar considerations should there be a determination to eliminate one or more of the sub-accounts of the Variable Life Account. The addition of any investment option will be made available to existing Policy Owners on such basis as may be determined by Us.


We retain the right, subject to any applicable law, to make substitutions with respect to the investments of the sub-accounts of the Variable Life Account. If investment in a Fund Portfolio should no longer be possible or if We determine it becomes inappropriate for Policies of this class, We may substitute another mutual fund or portfolio for a sub-account. Substitution may be made with respect to existing Policy Values and future Premium payments. A substitution may be made only with any necessary approval of the SEC.


We reserve the right to transfer assets of the Variable Life Account as determined by Us to be associated with the Policies to another separate account. A transfer of this kind may require the approvals of state regulatory authorities and of the SEC.


We also reserve the right, when permitted by law, to de-register the Variable Life Account under the 1940 Act, to restrict or eliminate any voting rights of the Policy Owners, and to combine the Variable Life Account with one or more of Our other separate accounts.


The Funds serve as the underlying investment medium for amounts invested in life insurance company separate accounts funding both variable life insurance policies and variable annuity contracts as the investment medium for such policies and contracts issued by Minnesota Life and other affiliated and unaffiliated life insurance companies, and as the investment medium when used by both a life insurance company to fund its policies or contracts and a participating qualified plan to fund plan benefits. It is possible that there may be circumstances where it is disadvantageous for either: (i) the owners of variable life insurance policies and variable annuity contracts to invest in one of the Funds at the same time, or (ii) the owners of such policies and contracts issued by different life insurance companies to invest in one of the Funds at the same time or (iii) participating qualified plans to invest in shares of one of the Funds at the same time as one or more life insurance companies. Neither the Funds nor Minnesota Life currently foresees any disadvantage, but if one of the Funds determines that there is any such disadvantage due to a material conflict of interest between such Policy Owners and contract owners, or between different life insurance companies, or between participating qualified plans and one or more life insurance companies, or for any other reason, one of the Funds' Board of Directors will notify the life insurance companies and participating qualified plans of such conflict of interest or other applicable event. In that event, the life insurance companies or participating qualified plans may be required to sell the applicable Funds' shares with respect to certain groups of Policy Owners or contract owners, or certain participants in participating qualified plans, in order to resolve any conflict. The life insurance companies and participating qualified plans will bear the entire cost of resolving any material conflict of interest.



The Guaranteed Interest Account


The guaranteed interest account is a general account option. You may allocate net Premiums and may transfer Your Actual Cash Value subject to Policy limitations to the guaranteed interest account which is part of Our general account.


Because of exemptive and exclusionary provisions, interests in Our general account have not been registered under the Securities Act of 1933, and the general account has not been registered as an investment company under the 1940 Act. Disclosures regarding the guaranteed interest account may, however, be subject to certain generally applicable provisions of the Federal Securities Laws relating to the accuracy and completeness of statements made in prospectuses.


This prospectus describes a Variable Adjustable Life insurance policy and is generally intended to serve as a disclosure document only for the aspects of the Policy relating to the sub-accounts of the Variable Life Account. For more details regarding the guaranteed interest account, please see the Variable Adjustable Life Policy.


General Account Description. Our general account consists of all assets owned by Us other than those in the Variable Life Account and any other separate accounts which We may establish. The guaranteed interest account is that portion of Our general assets which is attributable to this Policy and policies of this class, exclusive of policy loans. The description is for accounting purposes only and does not represent a division of the general account assets for the specific benefit of contracts of this class.


Allocations to the guaranteed interest account become part of Our general assets and are used to support insurance and annuity obligations. Subject to applicable law, We have sole discretion over the investment of assets of the general account. The general account is not segregated or insulated from the claims of insurance company creditors. Investors look to the financial strength of the insurance company for its insurance guarantees. Guarantees provided by the insurance company as to the benefits promised in the contract are subject to the claims paying ability of the insurance company and are subject to the risk that the insurance company may default on its obligations under those guarantees. Policy Owners do not share in the actual investment experience of the assets in the general account.


You may allocate or transfer a portion or all of the net Premiums to accumulate at a fixed rate of interest in the guaranteed interest account. We guarantee such amounts as to principal and a minimum rate of interest. Transfers to and from the guaranteed interest account to the sub-accounts of the Variable Life Account are subject to certain limitations with respect to timing and amount.


General Account Value. We bear the full investment risk for amounts allocated to the guaranteed interest account. We guarantee that interest credited to each Policy Owner's Actual Cash Value in the guaranteed interest account will not be less than an annual rate of 3 percent without regard to the actual investment experience of the general account.

We may, at Our sole discretion, credit a higher rate of interest, "excess interest," although We are not obligated to credit interest in excess of 3 percent per year, and may not do so. Any interest credited on the Policy's Actual Cash Value in the guaranteed interest account in excess of the guaranteed minimum rate per year will be determined at Our sole discretion. You assume the risk that interest credited may not exceed the guaranteed minimum rate.


Even if excess interest is credited to Your Actual Cash Value in the guaranteed interest account, We will not credit excess interest to that portion of the Policy Value which is in the Loan Account in the general account. However, such Loan Account will be credited interest at a rate which is not less than the policy loan interest rate minus 1 percent per year.



Payments Made by Underlying Mutual Funds


We pay the costs of selling Policies, some of which are described in more detail elsewhere in this Prospectus, which benefits the underlying mutual Funds by providing increased distribution of the shares of such Funds. The underlying mutual Funds, or their investment advisers or principal underwriters, may pay Us (or Our affiliates) a fee for the purpose of reimbursing Us for the costs of certain distribution or operational services that We provide and that benefit the Funds. Payments from an underlying Fund that relate to distribution services are made pursuant to the Fund's 12b-1 plan, under which the payments are deducted from the Fund's assets and described in the fee table included in the Fund's prospectus. 12b-1 payments from underlying Funds range in amount from 0 percent to 0.25 percent of Fund assets held in the Variable Life Account.


In addition, payments may be made pursuant to service/administration agreements between Us (or Our affiliates) and the underlying mutual fund's investment adviser (or Our affiliates), in which case payments are typically made from assets of that firm and not from the assets of the fund. These payments, which are sometimes known as revenue sharing, are in addition to the 12b-1 fees and those other fees and expenses incurred by a Fund and disclosed in its prospectus fee table. Service and administrative payments are paid to Us or Our affiliates for such things as Our aggregation of all Policy Owner purchase, redemption, and transfer requests within the sub-accounts of the Variable Life Account each business day and the submission of one net purchase/redemption request to each underlying mutual fund. When the Variable Life Account aggregates such transactions through the Variable Life Account's omnibus account with an underlying mutual fund, the Fund avoids the expenses associated with processing individual transactions. Because Funds selected for inclusion in the Policy may also benefit from expanded marketing opportunities as a result of such inclusion, a Fund's investment adviser (or its affiliates) may have an incentive to make such payments regardless of other benefits the Fund may derive from services performed by Us. Service and administrative payments received by Us or Our affiliates range in amount from 0 percent to 0.35 percent of Fund assets held in the Variable Life Account.


We took into consideration anticipated payments from underlying mutual Funds and their investment advisers (or the advisers' affiliates) when We determined the charges that are assessed under the Policy. Without these payments, certain Policy charges would likely be higher than they are currently. All of the underlying mutual Funds offered in the Policy currently pay 12b-1 fees to Us, and some but not all of such Funds' investment advisers (or the advisers' affiliates) currently pay service or administrative fees to Us. We also took these payments into consideration when we determined the amount of any Asset Credit that we pay. See "Actual Cash Value -- Discussion of Asset Credit."

We consider profitability when determining the charges in the Policy. In early Policy Years, We do not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. We do, however, anticipate earning a profit in later Policy Years. In general, Our profit will be greater the longer a Policy is held and the greater a Policy's investment return.


Detailed Information about the Variable Adjustable Life Insurance Policy



Adjustable Life Insurance


This Policy pays a death benefit at the death of the second to die of two named insureds. This Policy, like conventional adjustable life insurance, permits You to determine the amount of life insurance protection You need and the amount of money You plan to pay. Based on Your selection of the Premium, face amount and death benefit option, We will calculate the guaranteed plan of insurance.


Generally speaking, as long as Premiums are paid as planned, a plan of insurance refers to the period during which insurance is guaranteed and the period during which You have planned to pay Premiums. In defining the guaranteed plan of insurance, We use certain assumptions for mortality, expenses and investment returns. The tabular value represents what the Policy Value would be if the actual experience of the Policy were to match exactly with the mortality, expense and investment return assumptions used in calculating the guaranteed plan of insurance. Thus, adjustable life allows You the flexibility to customize a Policy to meet Your needs. Theoretically, each Policy can be unique because of the different combinations of ages, amount of life insurance protection and Premium. In addition, adjustable life is designed to adapt to Your changing needs and objectives by allowing You to change Your Policy after issue. You may adjust the face amount and Premium level, and thus the plan of insurance, subject to the limitations described herein, so long as the Policy remains in force.


Flexibility. Subject to certain minimums, maximums and Our underwriting standards, You may choose any level of Premium or death benefit that You wish. This flexibility results in a broad range of plans of insurance.



Whole life plans of insurance provide life insurance in an amount at least equal to the face amount at the second death whenever that occurs. Premiums may be payable for a specified number of years or until the second death.



Protection plans of insurance provide life insurance in an amount at least equal to the face amount for a specified period, with Premiums payable for the same specified period.


The larger the Premium You pay, the larger the Policy Values You may expect to be available for investment in the Fund Portfolios. Under the Policy, the highest Premium permitted at the time of issue, for a specific death benefit, is one which will provide a fully Paid-Up Policy after the payment of ten annual Base Premium payments. A Policy becomes Paid-Up when its Policy Value is such that no further Premiums are required to provide the death benefit until the second death, provided there is no policy indebtedness.


Examples of whole life plans include Policies which become Paid-Up upon the payment of a designated number of annual Premiums, such as ten pay life or twenty pay life. If You select a Premium level for a specific face amount which would cause the Policy to become Paid-Up at other than a policy anniversary, You will be required to pay Premiums until the policy anniversary immediately following the date the Policy is scheduled to become Paid-Up.

Your Policy may contain the Enhanced Guarantee Choice Agreement which provides for an improved guaranteed plan of insurance if You elect to participate in an Acceptable Allocation Program (AAP). For whole life plans of insurance, an improved guaranteed plan of insurance means that Premiums are required for a shorter period of time; for protection plans of insurance, an improved guaranteed plan of insurance means that the specified period of coverage will be longer. For each AAP, We will choose a specific group of sub-accounts and determine the proportion of all transactions that will be allocated to each of those sub-accounts. You will have several AAPs from which to choose. In order to preserve the chosen proportion, You must agree to certain limitations regarding the allocation of Premiums, transfers of Policy Values, allocation of partial surrenders, allocation of policy loans, and allocation of monthly charges described elsewhere in this prospectus. From time to time We may change the AAPs which We offer.


The lowest annual Base Premium allowed for any plan of insurance is $600. Subject to this limitation, the lowest Premium You may choose for any specific amount of life insurance protection is a Premium which will provide a death benefit for a period of ten years from the policy date.



The minimum initial face amount on a Policy is $200,000.


Policy Adjustments


Adjustable life insurance policies allow You to change the Premium, face amount or the death benefit option of the Policy after it is issued. Subject to the limitations described more fully below, You can at any time change the face amount, the death benefit option or Your Premium. Any of those changes will usually result in a change in the plan of insurance. Depending upon the change You request, the Premium paying period or the guaranteed period of coverage may be lengthened or shortened.


Changes in Premium, face amount or the death benefit option are referred to as policy adjustments. A partial surrender of a Policy's cash value, an adjustment so that there are no further Base Premiums, a change in underwriting classification or any change requiring evidence of insurability are also policy adjustments. All adjustments may be made singly or in combination with another.


If You add or remove the Enhanced Guarantee Choice Agreement or change to another AAP, We will adjust the policy. The face amount and Premium of the policy will remain unchanged, but the resulting plan of insurance may be different as a result of the policy adjustment.


When a Policy is adjusted, We compute the new plan of insurance, face amount or Premium amount. If Your Policy has the Cash Option and a partial surrender of account value is made, the Policy will be automatically adjusted to a new face amount which will be equal to the old face amount less the amount of the partial surrender. You may also adjust Your Policy so that the Base Premium is zero. An adjustment providing for no further Base Premium is also referred to as a "stop Premium" mode and is described in "Non-Payment of Premiums and Termination" under "Policy Premiums." Certain adjustments may cause a Policy to become a modified endowment contract. See "Federal Tax Status" for a description of the federal tax treatment of modified endowment contracts.


In computing a new plan of insurance as a result of an adjustment, We will make the calculation on the basis of the higher of the Policy's "tabular value" or 75 percent of the Policy's "Policy Value" at the time of the change. The "Policy Value" is the account value of the Policy plus the amount of any policy loan, while the "tabular value" is the value underlying the guaranteed plan of insurance. If 75 percent of the Policy Value is higher than the tabular value, a policy adjustment will translate the excess value into an improved plan of insurance. If 75 percent of the Policy Value is less than the tabular value, using the tabular value ensures that the Policy's guarantee of a minimum death benefit is not impaired by the adjustment.


Any adjustment will result in a redetermination of a Policy's tabular value. After adjustment, the tabular value shall be equal to the greater of 75 percent of the Policy Value or the tabular value prior to that adjustment, plus any Non-Repeating Premium paid at the time of the adjustment and minus the amount of any partial surrender made at the time of the adjustment. For any policy adjustment on a policy with the Enhanced Guarantee Choice Agreement, We will calculate a new plan of insurance on the basis of the greater of the tabular value or 80 percent of the Policy Value. After the adjustment, the new tabular value will equal the greater of 80 percent of the Policy Value or the old tabular value.


On adjustment, You may request a new Policy face amount. In the absence of Your instructions, We will calculate the face amount after adjustment depending on the Policy's death benefit option and the type of adjustment. If the Policy has the Cash Option, We will reduce the face amount by the amount of any partial surrender. With the Protection Option, We will not reduce the face amount, but the death benefit will be reduced by the amount of the partial surrender.


All of these changes may be accomplished under a single Policy. There is no need to surrender the Policy or purchase a new one simply because of a change in Your insurance needs. Whenever adjustments are made, new policy information pages will be provided. These pages state the new face amount, death benefit option, Premium, plan of insurance and attained ages of both insureds.


Adjustments can be made on any monthly anniversary of the policy date; only one adjustment may be made each month. You may request a policy adjustment by completing an application for adjustment. We will process Your application for adjustment only within 30 days of the effective date of the change. Any adjustment will be effective on the date that it is approved by Us and recorded at Our home office.


Restrictions on Adjustments. An adjustment must satisfy certain limitations on Premiums, face amount and plan of insurance. Limitations are also designed to ensure that the Policy qualifies as life insurance for federal tax purposes. Other limitations on adjustments and combinations of adjustments may also apply. The current limits on adjustments are those described here. We reserve the right to change these limitations from time to time.



   (1) Any adjustment for a change of Premium must result in a change of the annual Premium of at least $300.



   (2) Any Policy adjustment, other than a change to a stop Premium, must result in a Policy with an annual Base Premium of at least $600.


   (3) Any adjustment for a change of the face amount must result in a change of the face amount of at least $50,000, except for a partial surrender.


   (4) An adjustment may not result in more than a Paid-Up whole life plan for the current face amount.



   (5) Any adjustment involving an increase in Premium may not result in a whole life plan of insurance requiring the payment of Premiums for less than ten years.



   (6) After an adjustment involving an increase in Premium or net amount of risk, the Policy must provide insurance to the next policy anniversary at or after ten years from the date of adjustment.

   (7) An adjustment to stop Premium requires that a Policy have an account value at the time of the adjustment sufficient to keep the Policy in force until the next policy anniversary, unless the next anniversary is less than four months following the adjustment date. In that case there must be sufficient account value to keep the Policy in force until the second anniversary following the adjustment date.

   (8) After any adjustment, other than those described in (6) and (7), the Policy must provide insurance to the later of: (a) the anniversary at or following four months from the date of adjustment; (b) ten years from the policy date; or (c) the anniversary at or following ten years from the last adjustment that resulted in an increase in either the Base Premium or net amount at risk.

   (9)   No adjustments may be made during the first Policy Year.


Proof of Insurability. We require proof of insurability for all adjustments resulting in an increase in death benefit. In addition, except for partial surrenders to pay Premiums on any benefits and riders, We require proof of insurability for partial surrenders where, at the request of the Policy Owner, no reduction is made in the Policy's death benefit. Decreases in face amount or Premium and increases in Premium not resulting in any increase in death benefit do not require evidence of insurability. We may require evidence of insurability when a Non-Repeating Premium is paid if the death benefit of Your Policy increases as a result of the payment of a Non-Repeating Premium.



We may also require evidence of insurability to change underwriting classification or to add additional benefits.



Charges in Connection with Policy Adjustments. In connection with a policy adjustment, We will make a $95 charge to cover the administrative costs associated with processing the adjustment. If, however, the only policy adjustment is a partial surrender, the transaction charge shall be the lesser of $25 or 2 percent of the amount surrendered. In addition, because of the underwriting and selling expenses anticipated for any change resulting in an increase in Premium or net amount at risk, We will assess a policy issue charge for an adjustment. See "Policy Charges."



The chart below illustrates the effect of certain policy adjustments:



                     Adjustment                                              Effect
  Decrease the face amount and keep Premiums the      The guaranteed period of coverage will generally be
  same                                                longer
                          OR                                                   OR
  Keep the face amount the same and increase          The Premium paying period will generally be shorter
  Premiums
                          OR
  Keep the face amount and Premiums the same, and
  switch from the Protection Option to the Cash
  Option
  Increase the face amount and keep Premiums the      The guaranteed period of coverage will generally be
  same                                                shorter
                          OR                                                   OR
  Keep the face amount the same and decrease          The Premium payment period will generally be
  Premiums                                            longer
                          OR

                     Adjustment                        Effect
  Keep the face amount and Premiums the same, and
  switch from the Cash Option to the Protection
  Option


Applications and Policy Issue


This Policy is no longer issued after December 31, 2013. The following discussion is a summary of Our procedures for issuing the Policy and is provided for the Policyowner's reference. Persons wishing to purchase a Policy must send a completed application to Us at Our home office. The minimum face amount We will issue on a Policy is $200,000 and We require an annual Base Premium on each Policy of at least $600. The minimum plan of insurance at policy issue is a protection plan of insurance which has a level face amount for a period of ten years. Both insureds must be between age 20 and age 90 inclusive when the policy is issued. Before issuing any Policy, We require evidence of insurability on both insureds satisfactory to Us, which in some cases will require a medical examination. Persons who present a lower mortality risk are offered the most favorable Premium rates, while a higher Premium is charged to persons with a greater mortality risk. Acceptance of an application is subject to Our underwriting rules and We reserve the right to reject an application for any reason.


If We accept an application, accompanied by a check for all or at least one-twelfth of the annual Premium, the policy date will be the issue date, which is the date the decision to accept the application and issue the Policy is made. We will use the policy date to determine subsequent policy anniversaries and Premium due dates.


If We accept an application not accompanied by a check for the initial Premium, a Policy will be issued with a policy date which is 28 days after the issue date. We have determined 28 days to be the normal time during which delivery of the Policy is expected to occur. No life insurance coverage is provided until the initial Premium is paid. If the initial Premium is paid after the policy date (and the policy date is not changed as described below), You will have paid for insurance coverage during a period when no coverage was in force. Therefore, in such circumstance You should consider requesting a current policy date, i.e., the date on which Our home office receives the Premium. You will be sent updated policy pages to reflect the change in policy date. This request should be made at or prior to the time You pay the initial Premium.


In certain circumstances it may be to Your advantage to have the policy date be the same as the issue date in order to preserve an issue age on which Premium rates are based. In that case, all Premiums due between the issue date and the date of delivery of the Policy must be paid on delivery.


When the Policy is issued, the face amount, Premium, and a listing of any additional benefits are stated on the policy information pages of the policy form, page 1.



Policy Premiums


The Policies have a level Premium. We guarantee that We will not increase the amount of Premiums for a Policy in force. Subject to the limitations discussed under the heading "Restrictions on Adjustments" under "Policy Adjustments," You may choose to adjust the Policy at any time and alter the amount of future Premiums.


The initial Premium was determined based on the Policy's initial face amount, the death benefit option, the plan of insurance, the insured's age at issue, gender, risk classification, tobacco use and the additional benefits associated with the Policy. All scheduled Premiums are payable on or before the date they are due and must be mailed to Us at Our home office. In some cases, You may elect to have

Premiums paid under Our automatic payment plan through pre-authorized transfers from a bank checking account or such other account as Your bank approves. You may make an online payment to pay a Premium that is due through Our internet eService Center at www.securianservice.com.


Premiums on the Policy are payable on an annual, semi-annual or quarterly basis on the due dates set forth in the Policy. You may also pay scheduled Premiums monthly under Our automatic payment plan through pre-authorized transfers from Your account at a bank or other financial institution, or if You meet the requirements to establish a payroll deduction plan through Your employer. A Premium may be paid no earlier than twenty days prior to the date that it is due. You may pay the Premium during the 61-day period immediately following the Premium due date. Your Premium payment, however, must be received in Our home office within the 61-day grace period. The insured's life will continue to be insured during this 61-day period. If the insured dies during the 61-day period, We will deduct unpaid policy charges for that period from the death proceeds. If Premiums are paid on or before the dates they are due or within the grace period, absent any policy loans, the Policy will remain in force even if the investment results of the sub-accounts have been so unfavorable that the Actual Cash Value has decreased to zero. However, should the Actual Cash Value decrease to zero while there is an outstanding policy loan the Policy will terminate, even if the Policy was Paid Up and all Premiums had been paid.


Charges for additional benefits are deducted from Premiums to calculate Base Premiums. From Base Premiums We deduct charges assessed against Premiums and Nonrepeating Premiums to calculate net Premiums.


Net Premiums are allocated to the guaranteed interest account or sub-accounts of the Variable Life Account which, in turn, invest in Fund shares.


In rare circumstances, if We receive and allocate Your Premium before its due date, Your Policy will become a modified endowment contract. See "Federal Tax Status." To prevent Your Policy from becoming a modified endowment contract, We will hold Your Premium in a non-interest bearing account until its due date, at which time We will allocate Your Premium to the guaranteed interest account or sub-accounts of the Variable Life Account.


You may change Your allocation instructions for future Premiums by giving Us a signed written request, by calling Us at 1-800-643-5728 between the hours of 8:00 a.m. and 5:00 p.m., Central time, Our regular business hours, or by contacting Us through Our internet eService Center at www.securianservice.com. Policy Owners may also submit their requests for allocation changes to Us by facsimile (FAX) transmission at (651) 665-6955. The allocation to the guaranteed interest account or to any sub-account of the Variable Life Account must be in multiples of 1 percent of the net Premium. We reserve the right to delay the allocation of net Premiums to named sub-accounts for a period of up to 30 days after an adjustment involving an increase in Premium. If We exercise this right, We will allocate net Premiums to the money market sub-account until the end of that period. This right, which has not been implemented to date, will be exercised by Us only when We believe economic conditions make such an allocation necessary to reduce market risk during the free look period.


We reserve the right to restrict the allocation of Premiums to the guaranteed interest account. If We do so, no more than 25 percent of the net Premium may be allocated to the guaranteed interest account. We also reserve the right to restrict the allocation of Premiums to the guaranteed interest account if the current interest rate We credit to the guaranteed interest account equals the minimum guaranteed interest rate. Currently, We do not exercise these restrictions.

If You have a policy with the Enhanced Guarantee Agreement or the Enhanced Guarantee Choice Agreement, You must allocate net Premiums to the Acceptable Allocation Program that You have chosen. You may change to another Acceptable Allocation program once every three years.


Nonrepeating Premiums. The Policy also allows a Policy Owner to pay a Premium called a Nonrepeating Premium. This payment of Premium is in addition to the planned Premiums. The payment of a Nonrepeating Premium will increase the Policy Values You have available for investment in the Fund. The maximum Nonrepeating Premium We will accept is the amount sufficient to change Your Policy to a Paid-Up whole life policy for the face amount.


We will bill annually, semi-annually or quarterly for Nonrepeating Premiums if a Policy has a total annual Premium of at least $2,400 and if the total annual amount billed for Nonrepeating Premiums is at least $600. You may also arrange for monthly payments through an automatic payment plan established through Your bank; in this situation, Your base annual Premium must be at least $2,400 and each Nonrepeating Premium must be at least $50.


We may impose additional restrictions or refuse to permit Nonrepeating Premiums at Our discretion.


The payment of a Nonrepeating Premium may have Federal income tax consequences. See "Federal Tax Status." To prevent Your policy from becoming a modified endowment contract, We will hold certain billed Nonrepeating Premiums in a non-interest bearing account until the billed due date, at which time We will allocate the Nonrepeating Premium to the guaranteed interest account or the sub-accounts of the Variable Life Account.


Paid-Up Policies. A Policy is Paid Up when no additional Premiums are required to provide the face amount of insurance for the life of the insured. We may or may not accept additional Premiums. However, the Actual Cash Value of a Paid-Up Policy will continue to vary daily to reflect the investment experience of the Variable Life Account and any interest credited as a result of a policy loan. Once a Policy becomes Paid Up, it will always retain its Paid-Up status regardless of any subsequent decrease in its Policy Value. However, on a Paid-Up Policy with indebtedness, where the Actual Cash Value decreases to zero, a loan repayment may be required to keep the Policy in force. See "Policy Loans."


We will make a determination on each policy anniversary as to whether a Policy is Paid Up. When a Policy becomes Paid Up, We will send You a notice.


Non-Payment of Premiums and Termination. If Your Policy has an Automatic Premium Loan (APL) provision, and if a Premium is not paid by the end of the 61-day grace period, We will make an automatic Premium loan. In order to do this, the amount available for a loan must be enough to pay at least a quarterly Premium and any policy loan interest due. We will make automatic Premium loans unless You have requested Us not to. See "Policy Loans."


If there is not enough loan value to make an Automatic Premium Loan, We will automatically adjust Your Policy to stop paying Base Premiums. Your Policy must have sufficient Actual Cash Value to pay all monthly charges until the next policy anniversary unless the next anniversary is less than four months following the adjustment date. If the next anniversary is less than four months following the adjustment date, there must be sufficient Actual Cash Value to pay all monthly charges until the second anniversary following the adjustment date. The Policy will be adjusted on the basis of no additional Base Premium and, unless You instruct Us otherwise, We will maintain the death benefit in effect at the time of the adjustment. You will be required to pay Premiums for additional benefits.

If there is not sufficient Actual Cash Value to adjust to stop Premium, You will have a grace period of 61 days from the Premium due date during which You may make a payment sufficient to keep the Policy in force. We will send a notice to You stating the amount of payment required to keep Your Policy in force. If the payment is not made by the end of the 61-day grace period, Your Policy will terminate. However, even if Your Policy terminates, We will pay You any remaining surrender value as described in "Payment of Proceeds" under "Other Policy Provisions."


If Your Policy does not have an Automatic Premium Loan provision, and if a Premium is not paid by the end of the 61-day grace period, We will automatically adjust Your Policy to stop paying Base Premiums. Your Policy must have sufficient Actual Cash Value to pay all monthly charges until the next policy anniversary unless the next anniversary is less than four months following the adjustment date. If the next anniversary is less than four months following the adjustment date, there must be sufficient Actual Cash Value to pay all monthly charges until the second anniversary following the adjustment date. The Policy will be adjusted on the basis of no additional Base Premium and, unless You instruct Us otherwise, We will maintain the death benefit in effect at the time of the adjustment. You will be required to pay Premiums for additional benefits. If there is not sufficient Actual Cash Value to adjust to stop Premium, You will have a grace period of 61 days from the Premium due date during which You may make a payment sufficient to keep the Policy in force. We will send a notice to You stating the amount of payment required to keep Your Policy in force. If the payment is not made by the end of the 61-day grace period, Your Policy will terminate. However, even if Your Policy terminates, We will pay You any remaining surrender value as described in "Payment of Proceeds" under "Other Policy Provisions."


In addition, Your Policy will terminate if it has indebtedness and no Actual Cash Value. See "Policy Loans."


Reinstatement. At any time within three years from the date of lapse You may ask Us to restore Your Policy to a Premium paying status unless the Policy terminated because the surrender value has been paid. We will require:

   (1)   Your written request to reinstate the Policy; and



   (2) that You submit to Us at Our home office during the insured's lifetime evidence satisfactory to Us of the insured's insurability so that We may have time to act on the evidence during the insured's lifetime; and

   (3) a payment which is equal to any unpaid monthly charges at the end of the grace period, all back Premiums for additional benefits and all back policy issue charges, all with interest at the reinstatement rate shown on page 1 of the Policy; and



   (4) a payment sufficient to pay all Premiums due on Your Policy to Your next policy anniversary but no less than a quarterly Premium; and


   (5) if necessary, a payment that would assure that the resulting guaranteed plan of insurance after the reinstatement satisfies the plan limitations at reinstatement.


The plan limitations at reinstatement require that, after reinstatement, the Policy must provide a level face amount of insurance to the latest of:

   (1)   ten years from the policy date; or


   (2) the anniversary at or following ten years from the most recent adjustment that resulted in an increase in either the Base Premium or net amount at risk; or


   (3)   the anniversary at or following four months from the reinstatement.

Reinstating Your Policy may have adverse tax consequences. You should consult Your tax advisor before You reinstate Your Policy. See "Federal Tax Status".


Cash Value

The Policy has a Cash Value which varies with the investment experience of the guaranteed interest account and the sub-accounts of the Variable Life Account. The Cash Value equals the value of the guaranteed interest account and the value of the sub-accounts of the Variable Life Account. It is determined separately for the Cash Value of Your guaranteed interest account and for the Cash Value of Your separate account. The Cash Value of the separate account will include all sub-accounts of the Variable Life Account. However, Cash Value does not include the Loan Account. See "Policy Loans."


Unlike a traditional fixed benefit life insurance policy, a Policy's Cash Value cannot be determined in advance, even if Premiums are paid as planned, because the Cash Value of the separate account varies daily with the in-vestment performance of the sub-accounts. Even if You continue to pay Premiums as planned, the Cash Value of the separate account of a Policy could decline to zero because of unfavorable investment experience and the assessment of charges.


Upon request, We will tell You the Cash Value of Your Policy. We will also send You a report each year on the policy anniversary advising You of Your Policy's Cash Values, the face amount and the death benefit as of the date of the report. It will also summarize Policy transactions during the year. The information will be current as of a date within two months of its mailing. You may also access information regarding Your Policy's current Cash Value through Our internet eService Center at www.securianservice.com.


The Cash Value of the guaranteed interest account is the sum of all net Premium payments allocated to the guaranteed interest account. This amount will be increased by any interest, Asset Credits, loan repayments, policy loan interest credits and transfers into the guaranteed interest account. Asset Credits are determined using experience factors based on anticipated mortality, expenses and investment returns. Asset Credits are not guaranteed. When We decide to provide Asset Credits under the policy, the Asset Credit will be provided once each month for such period of time as We determine in Our sole discretion. Currently the amount credited is 1/12 of an annual percentage which varies between 0.35 percent and 0.75 percent depending on the amount of the Cash Value.


Our decision to provide Asset Credits under the policy depends upon a number of factors, including, but not limited to, the level of assets held in Our general account, prevailing market interest rates, and anticipated future expenses and anticipated future revenues from variable contract operations. Our anticipated revenues from variable contract operations are derived from variable contract fees and charges, as well as from revenues We receive from investment advisers to the underlying Funds that are investment options under the policy for providing administrative, recordkeeping and shareholder services. Revenues from variable contract operations also include revenues that We and Our affiliates receive from the investment options under the policy, and the investment advisers or principal underwriters of those investment options, as reimbursement for the cost of certain distribution or operational services performed for the benefit of the underlying Funds.


This amount will be reduced by any policy loans, unpaid policy loan interest, partial surrenders, transfers into the sub-accounts of the Variable Life Account and charges assessed against the Cash Value of Your guaranteed interest account. We credit interest on the Cash Value of the guaranteed interest account of Your Policy daily at a rate of not less than 3 percent per year, compounded annually. We guarantee this minimum rate for the life of the Policy without regard to the actual experience of the general account. As conditions permit, We will credit additional amounts of interest to the Cash Value of the guaranteed interest account. The Cash Value of the guaranteed interest account is guaranteed by Us. It cannot be reduced by any investment experience of the general account.


We determine each portion of the Cash Value of the separate account separately. The Cash Value of the separate account is not guaranteed. We determine the Cash Value of the separate account by multiplying the current number of sub-account units credited to a Policy by the current sub-account unit value. A unit is a measure of Your Policy's interest in a sub-account. The number of units credited with respect to each net Premium payment is determined by dividing the portion of the net Premium payment allocated to each sub-account by the then current unit value for that sub-account. The number of units credited is determined as of the end of the Valuation Period during which We receive Your Premium at Our home office.


Once determined, the number of units credited to Your Policy will not be affected by changes in the unit value. However, the number of units will be increased by the allocation of subsequent net Premiums, Nonrepeating Premiums, Asset Credits, loan repayments, loan interest credits and transfers to that sub-account. The number of units will be decreased by policy charges to the sub-account, policy loans and loan interest, transfers from that sub-account and partial surrenders from that sub-account. The number of units will decrease to zero when the Policy is surrendered or terminated.


The unit value of a sub-account will be determined on each Valuation Date. The amount of any increase or decrease will depend on the net investment experience of that sub-account. The value of a unit for each sub-account was originally set at $1.00 on the first Valuation Date. For any subsequent Valuation Date, its value is equal to its value on the preceding Valuation Date multiplied by the net investment factor for that sub-account for the Valuation Period ending on the subsequent Valuation Date.


The net investment factor for a Valuation Period is: the gross investment rate for such Valuation Period, less a deduction for the mortality and expense risk charge under this Policy which is assessed at an annual rate of .50 percent against the average daily net assets of each sub-account of the Variable Life Account. The gross investment rate is equal to:



   (1) the net asset value per share of a Fund share held in the sub-account of the Variable Life Account determined at the end of the current Valuation Period; plus



   (2) the per share amount of any dividend or capital gain distributions by the Funds if the "ex- dividend" date occurs during the current Valuation Period; with the sum divided by



   (3) the net asset value per share of that Fund share held in the sub-account determined at the end of the preceding Valuation Period.



We determine the value of the units in each sub-account on each day on which the Portfolios of the Funds are valued. The net asset value of the Funds' shares is computed once daily, and, in the case of the Government Money Market Portfolio, after the declaration of the daily dividend, as of the primary closing time for business on the New York Stock Exchange (as of the date hereof the primary close of trading is 3:00 p.m. (Central time), but this time may be changed) on each day, Monday through Friday, except:

   (1) days on which changes in the value of the Funds' portfolio securities will not materially affect the current net asset value of the Funds' shares,

   (2) days during which no Funds' shares are tendered for redemption and no order to purchase or sell the Funds' shares is received by the Funds and

   (3) customary national business holidays on which the New York Stock Exchange is closed for trading.



Although the Cash Value for each Policy is determinable on a daily basis, We update Our records to reflect that value on each monthly anniversary. We also make Policy Value determinations on the date of the Second Death and on a policy adjustment, surrender, and termination. When the Policy Value is determined, We will assess and update to the date of the transaction those charges made against and credits to Your Cash Value, namely the monthly policy charge, the policy issue charge, the cost of insurance charge, the cash extra charge, the surrender charge (if applicable) and the Asset Credit. Increases or decreases in Policy Values will not be uniform for all Policies but will be affected by policy transaction activity, policy charges, and the existence of policy loans.


Transfers. The Policy allows for transfers of the Cash Value between the guaranteed interest account and the Variable Life Account or among the sub-accounts of the Variable Life Account. You may request a transfer at any time while the Policy remains in force or You may arrange in advance for systematic transfers; systematic transfers are transfers of specified dollar amounts or percentages to be made periodically among the sub-accounts and the guaranteed interest account. One type of systematic transfer is known as an automatic portfolio rebalancing ("APR"). Following Your written instructions as to the percentage of Your Cash Value You wish to have in each of Your sub-accounts, We will transfer amounts to and from those sub-accounts to achieve the percentages You desire.


We reserve the right to limit the amount to be transferred to or from a sub-account or the guaranteed interest account to at least $250. If the Cash Value in an account is less than $250, the entire Cash Value attributable to that sub-account or the guaranteed interest account must be transferred. If a transfer would reduce the Cash Value in the sub-account from which the transfer is to be made to less than $250, We reserve the right to include that remaining sub-account Cash Value in the amount transferred. We will make the transfer on the basis of sub-account unit values as of the end of the Valuation Period during which Your written or telephone request is received at Our home office. A transfer is subject to a transaction charge, not to exceed $25, for each transfer of Cash Value among the sub-accounts and the guaranteed interest account. Currently, there is no charge for transfers.


If You have a policy with the Enhanced Guarantee Choice Agreement, We will automatically rebalance Your sub-accounts quarterly. No other transfers will be permitted.


Your instructions for transfer may be made in writing or You, or Your agent if authorized by You, may make such changes by telephone. To do so, You may call Us at 1-800-643-5728 between the hours of 8:00 a.m. and 5:00 p.m., Central time, Our regular business hours. Policy Owners may also submit their requests for transfer, surrender or other transactions to Us by facsimile (FAX) transmission at (651) 665-6955. Requests for one-time transfer, one-time rebalance, and allocation of net Premium changes may also be submitted through Our internet eService center at www.securianservice.com.


Transfers made pursuant to a telephone call or through the internet are subject to the same conditions and procedures as would apply to written transfer requests. During periods of marked economic or market changes, You may have difficulty due to a heavy volume of telephone calls or internet activity. In such a circumstance, You should consider submitting a written transfer request while continuing to attempt a telephone or internet transaction. We reserve the right to restrict the frequency of, or otherwise modify, condition, terminate or impose charges upon, telephone or internet transfer privileges. For more information on telephone or internet transactions, contact Us.

With all telephone or internet transactions, We will employ reasonable procedures to satisfy ourselves that instructions received from Policy Owners are genuine and, to the extent that We do not, We may be liable for any losses due to unauthorized or fraudulent instructions. We require Policy Owners to identify themselves through policy numbers, social security numbers and such other information We deem reasonable. We record telephone transfer instruction conversations and We provide the Policy Owners with a written confirmation of the telephone or internet transfer.


We reserve the right to restrict the dollar amount of any transfer to or from the guaranteed interest account. In addition, transfers to or from the guaranteed interest account may be limited to one such transfer per Policy Year.


Transfers to or from the guaranteed interest account may be made by a written or telephone request or through the internet. Your request must be received by Us or postmarked in the 30-day period before or after the last day of the Policy Year. Currently We do not impose this time restriction. Written requests for transfers which meet these conditions will be effective after We approve and record them at Our home office.


Market-Timing and Disruptive Trading. This Policy is not designed to be used as a vehicle for frequent trading (i.e., transfers) in response to short-term fluctuations in the securities markets, often referred to generally as "market-timing." Market-timing activity and frequent trading in Your Policy can disrupt the efficient management of the underlying portfolios and their investment strategies, dilute the value of portfolio shares held by long-term shareholders, and increase portfolio expenses (including brokerage or other trading costs) for all portfolio shareholders, including long-term Policy Owners invested in affected portfolios who do not generate such expenses. It is the policy of Minnesota Life to discourage market-timing and frequent transfer activity, and, when Minnesota Life becomes aware of such activity, to take steps to attempt to minimize the effect of frequent trading activity in affected portfolios. You should not purchase this Policy if You intend to engage in market-timing or frequent transfer activity.


We have developed policies and procedures to detect and deter market-timing and other frequent transfers, and We will not knowingly accommodate or create exceptions for Policy Owners engaging in such activity. We employ various means to attempt to detect and deter market-timing or other abusive transfers. However, Our monitoring may be unable to detect all harmful trading nor can We ensure that the underlying portfolios will not suffer disruptions or increased expenses attributable to market- timing or abusive transfers resulting from other insurance carriers which invest in the same portfolios. In addition, because market-timing can only be detected after it has occurred to some extent, Our policies to stop market-timing activity do not go into effect until after We have identified such activity.


We reserve the right to restrict the frequency of - or otherwise modify, condition or terminate - any transfer method(s). Your transfer privilege is also subject to modification if We determine, in Our sole discretion, that the exercise of the transfer privilege by one or more Policy Owners is or would be to the disadvantage of other Policy Owners. Any new restriction that We would impose will apply to Your

Policy without regard to when You purchased it. We also reserve the right to implement, administer, and charge You for any fees or restrictions, including redemption fees that may be imposed by an underlying portfolio attributable to transfers in Your Policy. We will consider one or more of the following factors:


     o the dollar amount of the transfer(s);

   o whether the transfers are part of a pattern of transfers that appear designed to take advantage of market inefficiencies;


   o whether an underlying portfolio has requested that We look into identified unusual or frequent activity in a portfolio;


   o the number of transfers in the previous calendar quarter;

   o whether the transfers during a quarter constitute more than two "round trips" in a particular portfolio. A round trip is a purchase into a portfolio and a subsequent redemption out of the portfolio, without regard to order.



In the event Your transfer activity is identified as disruptive or otherwise constitutes a pattern of market-timing, You will be notified in writing that Your transfer privileges will be restricted in the future if the activity continues. Upon Our detecting further prohibited activity, You will be notified in writing that Your transfer privileges are limited to transfer requests delivered via regular U.S. mail only and may require Your signature. No fax, voice, internet, courier or express delivery requests will be accepted. The limitations for the transfer privileges in Your Policy will be permanent.


In addition to Our market-timing procedures, the underlying portfolios may have their own market- timing policies and restrictions. While We reserve the right to enforce the portfolios' policies and procedures, Policy Owners and other persons with interests under the policies should be aware that We may not have the contractual authority or the operational capacity to apply the market-timing policies and procedures of the portfolios, except that, under SEC rules, We are required to: (1) enter into a written agreement with each portfolio or its principal underwriter that obligates Us to provide the portfolio promptly upon request certain information about the trading activity of individual Policy Owners, and (2) execute instructions from the portfolio to restrict or prohibit further purchases or transfers by specific Policy Owners who violate the market-timing policies established by the portfolios.



None of these limitations apply to transfers under systematic transfer programs such as Dollar Cost Averaging or Automatic Portfolio Rebalancing.


Death Benefit Options


The death benefit provided by the Policy depends upon the death benefit option You choose. You may choose one of two available death benefit options -- the Cash Option or the Protection Option. If You fail to make an election, the Cash Option will be in effect. The death benefit will never be less than the minimum death benefit required under Section 7702 of the Internal Revenue Code so that the Policy qualifies as a life insurance policy under the cash value accumulation test. Under the test, there is no limit to the amount that may be paid in premiums as long as there is enough death benefit in relation to the account value at all times. The death benefit at all times must be at least equal to an actuarially determined factor depending on the age, gender and risk class of each insured at any point in time, multiplied by the account value.


Cash Option.  Under the Cash Option, the death benefit will be the larger of:


   (a)        the face amount at the time of the second death; or

   (b)        the minimum death benefit required to qualify under Section
              7702.

The death benefit will not vary unless the death benefit is the minimum death benefit required under Section 7702.



Protection Option. Under the Protection Option, the death benefit will be the larger of:

   (a) the face amount, plus the Policy Value, at the time of the Second death; or


   (b)        the minimum death benefit required to qualify under Section
              7702.



The death benefit provided by the Protection Option will vary depending on the investment experience of the allocation options You select.


The Protection Option is only available until the policy anniversary nearest the Younger insured's age 120; at that time We will convert the death benefit option to the Cash Option.


Choosing the Death Benefit Option. The different death benefit options meet different needs and objectives. If You are satisfied with the amount of Your insurance coverage and wish to have any favorable policy performance reflected to the maximum extent in increasing cash values, You should choose the Cash Option. The Protection Option results primarily in an increased death benefit. In addition, there are other distinctions between the two options which may influence Your selection. Given the same face amount and Premium the Cash Option will provide guaranteed coverage for a longer period than the Protection Option. This is because of larger cost of insurance charges under the Protection Option resulting from the additional amount of death benefit. However, under the Cash Option, favorable policy performance does not generally increase the death benefit, and the beneficiary will not benefit from any larger cash value which exists at the time of the Second death because of the favorable policy performance.


You may change the death benefit option while the Policy is in force through a policy adjustment. We may require that You provide Us with satisfactory evidence of the insurability of both insureds before We make a change to the Protection Option. The change will take effect when We approve and record it in Our home office. A change in death benefit option may have Federal income tax consequences. See "Federal Tax Status."



Policy Loans


You may borrow from Us using only Your Policy as the security for the loan. The total amount of all loans You request may not exceed 90 percent of Your Policy Value less the surrender charge. A loan taken from, or secured by a Policy, may have Federal income tax consequences. See "Federal Tax Status."


The Policy Value is the cash value of Your Policy plus any policy loan. Any policy loan paid to You in cash must be in an amount of at least $100. Policy loans in smaller amounts are allowed under the automatic Premium loan provision. We will deduct interest on the loan in arrears. You may obtain a policy loan with a written request or by calling Us at 1-800-643-5728 between the hours of 8:00 a.m. and 5:00 p.m., Central time, Our regular business hours. If You call Us You will be asked, for security purposes, for Your personal identification and policy number. Policyowners may also submit their requests for policy loans to Us by facsimile (FAX) transmission at (651) 665-6955. The Policy will be the only security required for Your loan. We will determine Your Policy Value as of the date We receive Your request at Our home office.

When You take a loan, We will reduce both the death benefit and the cash value by the amount You borrow and any unpaid interest. Unless You direct Us otherwise, We will take the policy loan from the cash value of the guaranteed interest account and the cash value of the separate account on a Pro-rata basis, and from each sub-account in the separate account on a Pro-rata basis. If You have a policy with the Enhanced Guarantee Choice Agreement, We will take all policy loans on a Pro-rata basis.


The number of units to be sold will be based upon the value of the units as of the end of the Valuation Period during which We receive Your loan request at Our home office. This amount shall be transferred to the Loan Account. The Loan Account balance is the sum of all outstanding loans under the Policy, and it continues to be part of the Policy in the general account. A policy loan has no immediate effect on Policy Value since at the time of the loan the Policy Value is the sum of Your cash value and any policy loan.


The cash value of Your Policy may decrease between Premium due dates. Unfavorable investment experience and the assessment of charges could cause the cash value of the separate account to decline to zero. If Your Policy has indebtedness and no cash value, the Policy will terminate and there may be adverse tax consequences; see "Federal Tax Status." In this event, to keep Your Policy in force, You will have to make a loan repayment. We will give You notice of Our intent to terminate the Policy and the loan repayment required to keep it in force. The time for repayment will be within 61 days after Our mailing of the notice.


Policy Loan Interest. The interest rate on a policy loan will not be more than the rate shown on page 1 of Your Policy. The interest rate charged on a policy loan will not be more than that permitted in the state in which the Policy is delivered. Currently the interest rate is 5 percent.



Policy loan interest is due:


     o on the date of the Second death


   o on a policy adjustment, surrender, termination, or policy loan transaction

   o on each policy anniversary.



Loan interest can be paid via check or You may make an online payment through Our internet eService Center at www.securianservice.com. If You do not pay the interest on Your loan in cash, Your policy loan will be increased and Your cash value will be reduced by the amount of the unpaid interest. The new loan will be subject to the same rate of interest as the loan in effect.


We will also credit interest to Your Policy when there is a policy loan. Interest credits on a policy loan shall be at a rate which is not less than Your policy loan interest rate minus 1 percent per year. We allocate policy loan interest credits to Your cash value as of the date of the Second death, on a policy adjustment, surrender, termination, a policy loan transaction and on each policy anniversary. We allocate interest credits to the guaranteed interest account and separate account following Your instructions for the allocation of net Premiums.


Currently, the Loan Account credits interest, as described above, at a rate which is not less than Your policy loan interest rate minus 1 percent per year. However, if the Policy has been in force for ten years or more, We will credit Your loan at a rate which is equal to the policy loan rate minus 0.25 percent per year.


Policy loans may also be used as automatic Premium loans to keep Your Policy on a Premium paying basis if a Premium is unpaid at the end of the grace period. We will make automatic Premium loans unless You have requested Us not to. Interest on such a policy loan is charged from the date the Premium was due. However, in order for an automatic Premium loan to occur, the amount available for a loan must be enough to pay at least a quarterly Premium. If the loan value is not enough to pay at least a quarterly Premium, We will follow the procedures described in "Non-Payment of Premiums and Termination" under "Policy Premiums."


Policy Loan Repayments. If Your Policy is in force, You may repay Your loan in part or in full at any time before the Second death. Your loan may also be repaid within 60 days after the date of the Second death, if We have not paid any of the benefits under the Policy. Any loan repayment must be at least $100 unless the balance due is less than $100. We will waive this minimum loan repayment provision for loan repayments made under Our automatic payment plan where loan repayments are in an amount of at least $25.


We allocate loan repayments to the guaranteed interest account until all loans from the guaranteed interest account have been repaid. Thereafter We allocate loan repayments to the guaranteed interest account or the sub-accounts of the Variable Life Account as You direct. In the absence of Your instructions, We will allocate loan repayments to the cash value of the guaranteed interest account and the cash value of the separate account on a Pro-rata basis, and to each sub-account in the separate account on a Pro-rata basis. We reserve the right to restrict the amount of any loan repayment allocated to the guaranteed interest account.


Loan repayments reduce Your Loan Account by the amount of the loan repayment.


A policy loan, whether or not it is repaid, will have a permanent effect on the Policy Value because the investment results of the sub-accounts will apply only to the amount remaining in the sub-accounts. The effect could be either positive or negative. If net investment results of the sub-accounts are greater than the amount being credited on the loan, the Policy Value will not increase as rapidly as it would have if no loan had been made. If investment results of the sub-accounts are less than the amount being credited on the loan, the Policy Value will be greater than if no loan had been made.



Surrender


You may request a surrender or partial surrender of Your Policy at any time while either insured is living. The surrender value of the Policy is the cash value plus Asset Credits and loan interest credits and minus unpaid loan interest and any unpaid policy charges which are assessed against the cash value and less the surrender charge. We determine the surrender value as of the end of the Valuation Period during which We receive Your surrender request at Our home office. You may surrender the Policy by sending Us the Policy and a written request for its surrender. You may request that the surrender value be paid to You in cash or, alternatively, applied on a settlement option.


If You surrender Your Policy during the ten year period following policy issue or following a policy adjustment that resulted in an increase in Base Premium or net amount at risk, We will assess a surrender charge. See "Policy Charges."


We also permit a partial surrender of the cash value of the Policy in any amount of $500 or more. The maximum partial surrender is the amount available as a policy loan. The death benefit of the Policy will be reduced by the amount of the partial surrender. With any partial surrender, We will adjust the Policy to reflect the new face amount and cash value and, unless otherwise instructed, the existing level of Premium payments.

We are currently waiving the restriction requiring a minimum amount for a partial surrender where a partial surrender from a Policy, which is on stop Premium, is being used to pay Premiums on any benefits and riders issued as part of the Policy. Transaction charges otherwise applicable to such a partial surrender are also waived.


On a partial surrender, You may tell Us from which Variable Life Account sub-accounts a partial surrender is to be taken or whether it is to be taken in whole or in part from the guaranteed interest account. If You do not, We will deduct partial surrenders from the cash value of the guaranteed interest account and the cash value of the separate account on a Pro-rata basis, and from each sub-account of the separate account on a Pro-rata basis. If You have a policy with the Enhanced Guarantee Choice Agreement, We will deduct all partial surrenders on a Pro-rata basis. We reserve the right to restrict the amount of any partial surrender taken from the guaranteed interest account. We will tell You, on request, what amounts are available for a partial surrender under Your Policy.


We will pay a surrender or partial surrender as soon as possible, but not later than seven days after We receive Your written request for surrender. However, if any portion of the cash value to be surrendered is attributable to a Premium or Non-Repeating Premium payment made by nonguaranteed Funds such as a personal check, We will delay mailing that portion of the surrender proceeds until We have reasonable assurance that the payment has cleared and that good payment has been collected. The amount You receive on surrender may be more or less than the total Premiums paid for Your Policy.



Free Look


It is important to Us that You are satisfied with any policy adjustments to increase the Premium. If Your Policy is adjusted and the adjustment results in an increased Premium, You may return the Policy within 30 days of receiving the policy adjustment. If You return the Policy, the requested Premium increase adjustment will be cancelled. We will send You a refund of any additional Premiums paid within seven days of the date We receive Your notice of cancellation for that adjustment.



Policy Charges


Premium Charges. From base and Non-Repeating Premiums, We deduct a Premium charge not to exceed 5.75 percent of each Premium. Non-Repeating Premiums are currently subject to a Premium charge of 3 percent. See "Policy Premiums," and the "Transaction Fees Table" under "Summary of Benefits and Risks." This charge is designed to cover sales commissions in early Policy Years and other charges related to Premiums in later Policy Years, such as administrative expenses and taxes.


Cash value Charges. We assess against Your cash value (1) a monthly policy charge, (2) a policy issue charge, (3) a cost of insurance charge, (4) a cash extra charge, (5) certain transaction charges, and (6) a surrender charge.

   (1) The monthly policy charge will not exceed $15.00 plus $0.03 per $1,000 of face amount. This charge is to cover certain administrative expenses, including those attributable to the records We create and maintain for Your Policy.

   (2) The policy issue charge is shown in the schedule on page 1 of the Policy and applies for the first ten years of the Policy following issue and policy adjustments that result in an increase in Base Premium or net amount at risk. The minimum guaranteed monthly charge is $0.08 per $1,000 of face amount and the maximum guaranteed monthly charge is $2.80 per $1,000 of face amount. This charge is to recover the expense of issuing, underwriting and distributing the Policy.

   (3) The cost of insurance charge is calculated by multiplying the net amount at risk under Your Policy by a rate which varies with the age, gender and risk class of each insured. We occasionally review the adequacy of Our cost of insurance rates and may adjust those charges prospectively depending upon Our expectations about Our future mortality and expense experience, lapse rates, taxes, investment earnings and profit considerations. The minimum guaranteed monthly charge is $0.00 per $1,000 of net amount at risk and the maximum guaranteed monthly charge is $83.33 per $1,000 of net amount at risk. The net amount at risk varies with investment performance, payment of Premiums and policy charges. The rate will not exceed the rate shown in the Maximum Monthly Cost of Insurance Rates table on page 1 of the Policy. This charge compensates Us for providing the death benefit under this Policy.



   (4) The cash extra charge is a monthly charge which compensates Us for providing the death benefit when certain mortality risks exceed the standard. The minimum guaranteed monthly charge is $0.00 per $1,000 of net amount at risk and the maximum guaranteed monthly charge is $76.00 per $1,000 of net amount at risk. If there is one, the cash extra charge will be shown on page 1 of Your Policy.


   (5)   Transaction Charges:



      (a) A policy adjustment transaction charge of $95 is charged at every policy adjustment. This charge is for expenses associated with processing a policy adjustment. See "Policy Adjustments." If an adjustment results in an increase in Base Premium, face amount or net amount at risk, there will also be a new policy issue charge. See "Cash Value Charges."



      (b) A partial surrender transaction charge of the lesser of $25 or 2 percent of the amount of the partial surrender is charged at a partial surrender. This charge is for expenses associated with processing a partial surrender.



      (c) A transfer transaction charge of no more than $25 is charged for each transfer of cash value among the guaranteed interest account and the sub-accounts of the separate account. This charge is for expenses associated with processing a transfer. Currently, no transfer transaction charge is assessed.

   (6) A surrender charge is shown in the schedule on page 1 of the Policy and applies for the first ten years of the Policy following issue and policy adjustments that result in an increase in Base Premium or net amount at risk. The maximum surrender charge is the sum of all monthly Policy Issue Charges, remaining unpaid from the time of surrender or termination to the end of the applicable ten year period. This amount will not be adjusted for present value. This charge is to recover any policy issue charges that have not yet been assessed.


We assess the monthly policy charge, policy issue charge, cost of insurance charge and cash extra charge against Your cash value monthly on the monthly policy anniversary and on the occurrence of the Second death, policy surrender, or policy termination. Transaction charges for a policy adjustment, a partial surrender or a transfer are assessed against Your cash value at the time of a policy adjustment, a partial surrender or a transfer. Transaction charges for a transfer are assessed against the amount transferred. A surrender charge is assessed against the cash value when the policy is surrendered or terminates.


Ordinarily, We assess charges against the cash value of the guaranteed interest account and the cash value of the separate account on a Pro-rata basis and from each sub-account in the separate account on a Pro-rata basis. However, if You instruct Us in writing, We will assess the monthly policy charge, the policy issue charge, the cost of insurance charge and the cash extra charge against the guaranteed interest account or the sub-account(s) that You specify. If You have a policy with the Enhanced Guarantee Choice Agreement, We will assess all monthly charges on a Pro-rata basis.


Separate Account Charges. We assess a mortality and expense risk charge directly against the assets held in the Variable Life Account. The mortality and expense risk charge compensates Us for assuming the risks that cost of insurance charges will be insufficient to cover actual mortality experience and that the other charges will not cover Our expenses in connection with the Policy. We deduct the mortality and expense risk charge from Variable Life Account assets on each Valuation Date at an annual rate of .50 percent of the average daily net assets of the Variable Life Account.


Portfolio Company Charges. Charges are deducted from and expenses paid out of the assets of the Fund Portfolio companies, as described in the prospectus for those companies.


Charges for Additional Benefits. We assess the following monthly charges for supplemental insurance benefits that You may add to Your Policy by Agreement:



Waiver of Premium Agreement -- the minimum guaranteed annual charge is $0.12 per $1,000 of face amount and the maximum guaranteed annual charge is $11.24 per $1,000 of face amount.


Estate Preservation Agreement -- The minimum guaranteed annual charge is $0.05 per $1,000 of agreement coverage before term election and the maximum guaranteed annual charge is $30.24 per $1,000 of agreement coverage before term election. The minimum guaranteed annual charge is $0.31 per $1,000 of agreement coverage after term election and the maximum guaranteed annual charge is $269.80 per $1,000 of agreement coverage after term election. See "Additional Benefits."


Other Policy Provisions


Beneficiary. When We receive proof satisfactory to Us of the Second death, We will pay the death proceeds of a Policy to the beneficiary or beneficiaries named in the application for the Policy unless the owner has changed the beneficiary. In that event, We will pay the death proceeds to the beneficiary named in the last change of beneficiary request.


If a beneficiary dies before the Second death, that beneficiary's interest in the Policy ends with that beneficiary's death. Only beneficiaries living at the Second death will be eligible to share in the death proceeds. If no beneficiary is living at the Second death We will pay the death proceeds of this Policy to the owner, if living, otherwise to the owner's estate, or, if the owner is a corporation, to it or its successor.


You may change the beneficiary designated to receive the proceeds. If You have reserved the right to change the beneficiary, You can file a written request with Us to change the beneficiary. If You have not reserved the right to change the beneficiary, the written consent of the irrevocable beneficiary will be required.


Your written request will not be effective until it is recorded in Our home office. After it has been so recorded, it will take effect as of the date You signed the request. However, if the Second death occurs before the request has been so recorded, the request will not be effective as to those death proceeds We have paid before Your request was recorded in Our home office records.


Payment of Proceeds. The amount payable as death proceeds upon the Second death will be the death benefit provided by the Policy, plus any additional insurance payable at the Second death provided by an additional benefit agreement, if any, minus any policy charges and minus any policy loans. In addition, if the cash option is in effect at the Second death, We will pay to the beneficiary any part of a paid Premium that covers the period from the end of the policy month in which the Second death occurred to the date to which Premiums are paid. Normally, We will pay any policy proceeds within seven days after Our receipt of all the documents required for such a payment. Other than the death proceeds, which are determined as of the date of the Second death, We will determine the amount of payment as of the end of the Valuation Period during which a request is received at Our home office.


We reserve the right to defer policy payments, including policy loans, for up to six months from the date of Your request, if such payments are based upon Policy Values which do not depend on the investment performance of the Variable Life Account. In that case, if We postpone a payment other than a policy loan payment for more than 31 days, We will pay You interest at 3 percent per year for the period beyond that time that payment is postponed. For payments based on Policy Values which do depend on the investment performance of the Variable Life Account, We may defer payment only:


   (1) for any period during which the New York Stock Exchange is closed for trading (except for normal holiday closing); or

   (2) when the SEC has determined that a state of emergency exists which may make such payment impractical.



Settlement Options. The proceeds of a Policy will be payable if the Policy is surrendered, or We receive proof satisfactory to Us of the Second death. These events must occur while the Policy is in force. We will pay the proceeds at Our home office and in a single sum unless a settlement option has been selected. We will deduct any indebtedness and unpaid charges from the proceeds. Proof of any claim under this Policy must be submitted in writing to Our home office.


We will pay interest on single sum death proceeds from the date of the Second death until the date of payment. Interest will be at an annual rate determined by Us, but never less than 3 percent.


The proceeds of a Policy may be paid in other than a single sum and You may, until the Second death, request that We pay the proceeds under one of the Policy's settlement options. We may also use any other method of payment that is agreeable to both You and Us. A settlement option may be selected only if the payments are to be made to a natural person in that person's own right, and if the periodic installment or interest payment is at least $50.



Each settlement option is payable in fixed amounts as described below. The payments do not vary with the investment performance of the Variable Life Account.



        Option 1 -- Interest Payments
        We will pay interest on the proceeds at such times and for a period that is agreeable to You and Us. Withdrawals of proceeds may be made in amounts of at least $500. At the end of the period, any remaining proceeds will be paid in either a single sum or under any other method We approve.



        Option 2 -- Payments for a Specified Period
        We will make payments for a specified number of years.


        Option 3 -- Life Income
        We will make payments monthly during the lifetime of the person who is to receive the income, terminating with the last monthly payment immediately preceding that person's death. We may require proof of the age and gender of the annuitant.


        Option 4 -- Payments of a Specified Amount
        We will pay a specified amount until the proceeds and interest are fully paid.

If You request a settlement option, You will be asked to sign an agreement covering the election which will state the terms and conditions of the payments. Unless You elect otherwise, a beneficiary may select a settlement option after the Second death.


The minimum amount of interest We will pay under any settlement option is 3 percent per year. Additional interest earnings, if any, on deposits under a settlement option will be payable as We determine.


Assignment. The Policy may be assigned. The assignment must be in writing and filed at Our home office. We assume no responsibility for the validity or effect of any assignment of the Policy or of any interest in it. Any proceeds which become payable to an assignee will be payable in a single sum. Any claim made by an assignee will be subject to proof of the assignee's interest and the extent of the assignment.


Misstatement of Age or Gender. If the age or gender of either insured has been misstated, We will adjust the amount of proceeds payable under the Policy to reflect cost of insurance charges based upon the correct age or gender.


Incontestability. After a Policy has been in force during the lifetime of both insureds for two years from the original policy date, We may not contest the Policy, except for fraud. However, if there has been a policy adjustment, reinstatement or any other policy change for which We required evidence of insurability, We may contest that policy adjustment, reinstatement or change for two years with respect to information provided at that time, during the lifetime of both insureds, from the effective date of the policy adjustment, reinstatement or change.


Suicide. If either insured, whether sane or insane, dies by suicide, within two years of the original policy date, Our liability will be limited to an amount equal to the Premiums paid for the Policy. If there has been a policy adjustment, reinstatement or any other policy change for which We required evidence of insurability, and if either insured dies by suicide within two years from the effective date of the policy adjustment, reinstatement or change, Our liability with respect to the policy adjustment, reinstatement or change will be limited to an amount equal to the Premiums paid for the policy adjustment, reinstatement or change.


Reports. At least once each year We will send You a report. This report will include the cash value, the face amount and the death benefit as of the date of the report. It will also show the Premiums paid during the Policy Year, policy loan activity and the Policy Value. We will send the report to You without cost. The information in the report will be current as of a date within two months of its mailing.


Abandoned Property Requirements. Every state has unclaimed property laws which generally declare insurance policies to be abandoned after a period of inactivity of three to five years from the policy's maturity date or date the death benefit is due and payable. For example, if the payment of Death Benefit proceeds has been triggered, but, if after a thorough search, We are still unable to locate the Beneficiary, or the Beneficiary does not come forward to claim the Death Benefit proceeds in a timely manner, the Death Benefit proceeds will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or You last resided, as shown on Our books and records, or to Our state of domicile. This "escheatment" is revocable, however, and the state is obligated to pay the Death Benefit proceeds (without interest) if Your Beneficiary steps forward to claim it with the proper documentation. To prevent such escheatment, it is important that You update Your Beneficiary designations, including addresses, if and as they change. Please call Us at 1-800-643-5728 between the hours of 8:00 a.m. and 5:00 p.m., Central time, to make such changes.

Additional Benefits


You may be able to obtain additional policy benefits, subject to underwriting approval. We will provide these benefits by a rider to the Policy, which may require the payment of additional Premium.


Waiver of Premium Agreement. The Waiver of Premium Agreement requires an additional Premium and provides for the payment of policy Premium in the event of the covered insured's disability. You may add the waiver on either or both insureds.


Enhanced Guarantee Choice Agreement. The Enhanced Guarantee Choice Agreement requires no additional Premium and provides for an improved guaranteed plan of insurance if You elect to participate in an Acceptable Allocation Program
(AAP). For each AAP, We will choose a specific group of sub-accounts and determine the proportion of all transactions that will be allocated to each of those sub-accounts. You will have several AAPs from which to choose. In order to preserve the chosen proportion, You must agree to certain limitations regarding the allocation of Premiums, transfers of Policy Values, allocation of partial surrenders, allocation of policy loans, and allocation of monthly charges described elsewhere in this prospectus. From time to time We may change the AAPs which We offer.


Estate Preservation Agreement. The Estate Preservation Agreement permits You to purchase additional four-year term insurance on the death of the designated insured, without evidence of insurability. This right to purchase additional term insurance extends for a period of 90 days after the death of that person. Typically, the person You designate will be the younger of the two persons insured under this Policy. In the event that both insureds under this Policy die simultaneously, We will pay nothing under this Agreement. The Estate Preservation Agreement is useful if there is a need to have the Policy owned initially by one or both of the insureds and subsequently to change the ownership to a trust.



Other Matters


Federal Tax Status


Introduction. The discussion of federal taxes is general in nature and is not intended as tax advice. Each person concerned should consult a tax adviser. This discussion is based on Our understanding of federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of current income tax laws or the current interpretations of the Internal Revenue Service (the "IRS"). We have not considered any applicable state or other tax laws.


Taxation of Minnesota Life and the Variable Life Account. We are taxed as a "life insurance company" under the Internal Revenue Code (the "Code"). The operations of the Variable Life Account form a part of, and are taxed with, Our other business activities. Currently, We pay no federal income tax on income dividends received by the Variable Life Account or on capital gains arising from the Variable Life Account's activities. The Variable Life Account is not taxed as a "regulated investment company" under the Code and it does not anticipate any change in that tax status.


At the present time, We make no charge to the Variable Life Account for any federal, state or local taxes that We incur that may be attributable to such Account or to the Policies. We, however, reserve the right in the future to make a charge for any such tax or other economic burden resulting from the application of the tax laws that We determine to be properly attributable to the Variable Life Account or the Policies.

In calculating Our corporate income tax liability, We derive certain corporate income tax benefits associated with the investment of company assets, including separate account assets that are treated as company assets under applicable income tax law. These benefits, which reduce Our overall corporate income tax liability may include dividends received deductions and foreign tax credits which can be material. We do not pass these benefits through to the separate accounts, principally because: (i) the majority of the benefits result from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the separate account receives; and (ii) under applicable income tax law for purposes of both the dividends received deductions and the foreign tax credits, contract owners are not the owners of the assets generating those benefits.


Tax Status of Policies. Under Section 7702 of the Code, life insurance contracts such as the Policies will be treated as life insurance for federal tax purposes if certain tests are met. There is limited guidance on how these tests are to be applied. However, the IRS has issued proposed regulations that would specify what will be considered reasonable mortality charges under
Section 7702. In light of these proposed regulations and the other available guidance on the application of the tests under Section 7702, We believe that a Policy issued on a standard risk should meet the statutory definition of a life insurance contract under Section 7702. With respect to a Policy issued on a sub-standard basis (i.e., a Premium class involving higher than standard mortality risk), there is insufficient guidance to determine if such a Policy would satisfy the Section 7702 definition of a life insurance contract. If a Policy were determined not to be a life insurance contract under Section 7702 of the Code, that Policy would not provide most of the tax advantages normally provided by a life insurance contract.


If it is subsequently determined that a Policy does not satisfy Section 7702, We may take whatever steps are appropriate and necessary to attempt to cause such a Policy to comply with Section 7702. For these reasons, We reserve the right to restrict Policy transactions as necessary to attempt to qualify it as a life insurance contract under Section 7702 of the Code.


In rare circumstances, if We receive and allocate Your Premium or Non-Repeating Premium before its due date, Your Policy will fail to qualify as life insurance. To prevent Your Policy from failing to qualify as life insurance, We will hold Your Premium or Non-Repeating Premium in a non-interest bearing account until its due date, at which time We will allocate Your Premium or Non-Repeating Premium to the Guaranteed Principal Account or sub-accounts of the Variable Life Account.


Diversification of Investments. Section 817(h) of the Code authorizes the Treasury Department to set standards by regulation or otherwise for the investments of the Variable Life Account to be "adequately diversified" in order for the certificate to be treated as a life insurance contract for federal income tax purposes. The Variable Life Account, through the Fund and the Portfolios, intends to comply with the diversification requirements prescribed in Regulations Section 1.817-5, which affect how the Portfolio's assets may be invested. Although the investment adviser of the Securian Funds Trust is an affiliate of Ours, We do not control the Securian Funds Trust or the investments of its Portfolios. Nonetheless, We believe that each Portfolio of the Securian Funds Trust in which the Variable Life Account owns shares will be operated in compliance with the requirements prescribed by the Treasury Department. Contract owners bear the risk that the entire Policy could be disqualified as a life insurance contract under the Code due to the failure of the Variable Life Account to be deemed to be "adequately diversified."


Owner Control. In certain circumstances, owners of variable life policies may be considered the owners, for federal income tax purposes, of the assets of the separate account supporting their policies due to their ability to exercise control over those assets. Where this is the case, the contract owners will be currently taxed on income and gains attributable to the separate account assets. In Revenue Ruling 2003-91, the IRS described the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes. Under the contracts in Rev. Rul. 2003-91, there was no arrangement, plan, contract or agreement between the policy owner and the insurance company regarding the availability of a particular investment option and other than the policy owner's right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts were made by the insurance company or an advisor in its sole and absolute discretion.



The Internal Revenue Service has further amplified and clarified its position in Rev. Rul. 2003-91 by issuing new regulations in 2005 and additional Revenue Rulings. We believe that the regulations and additional rulings are meant to clarify the IRS position in Rev. Rul. 2003-91 and that the ownership rights of a contract owner under the contract will not result in any contract owner being treated as the owner of the assets of the Variable Life Account. However, We do not know whether the IRS will issue additional guidance that will place restrictions on such ownership rights. Therefore, We reserve the right to modify the contract as necessary to attempt to prevent a contract owner from being considered the owner of a pro rata share of the assets of the Variable Life Account.



The following discussion assumes that the Policy will qualify as a life insurance contract for federal income tax purposes.



Tax Treatment of Policy Benefits. On the death of the second insured, We believe that the death benefit provided by the Policies will be excludable from the gross income of the beneficiary under Section 101(a) of the Code. If You receive an accelerated benefit, that benefit may be taxable and You should seek assistance from a tax adviser. You are not currently taxed on any part of the inside build-up of cash value until You actually receive cash from the Policy. However, taxability may also be determined by Your contributions to the Policy and prior Policy activity.


Depending on the circumstances, the exchange of a Policy, the receipt of a Policy in an exchange, a change in the Policy's death benefit option (e.g., a change from Cash Option to Protection Option), a policy loan, a partial surrender, a complete surrender, a change in ownership, a change of insured, an adjustment of the face amount, or an assignment of the Policy may have federal income tax consequences. If You are considering any such transactions, You should consult a tax adviser before effecting the transaction.


We also believe that Policy loans will be treated as indebtedness and will not be currently taxable as income to You unless Your Policy is a modified endowment contract, as described below. However, whether a modified endowment contract or not, the interest paid on Policy loans will generally not be tax deductible. There may be adverse tax consequences when a Policy with a Policy loan is lapsed or surrendered.


A complete surrender or partial surrender of the Actual Cash Values of a Policy may have tax consequences. On surrender, You will not be taxed on values received except to the extent that they exceed the gross Premiums paid under the Policy, reduced by any previously received excludable amounts ("cost basis"). An exception to this general rule occurs in the case of a partial withdrawal, a decrease in the face amount, or any other change that reduces benefits under the Policy in the first 15 years after the Policy is issued and that results in a cash distribution to You in order for the Policy to continue complying with the Section 7702 definitional limits. In the latter case, such distribution will be taxed in whole or in part as ordinary income (to the extent of any gain in the Policy) under rules prescribed in Section 7702. Finally, upon a complete surrender or lapse of a Policy or when benefits are paid at a Policy's maturity date, if the amount received plus the amount of any Policy loan exceeds the cost basis of the Policy, the excess will generally be treated as ordinary income, subject to tax.

Modified Endowment Contracts. It should be noted, however, that under the Code the tax treatment described above is not available for Policies characterized as modified endowment contracts. In general, policies with a high Premium in relation to the death benefit may be considered modified endowment contracts. The Code requires that the cumulative Premiums paid on a life insurance policy during the first seven contract years not exceed the sum of the net level Premiums which would be paid under a 7-pay life policy. If those cumulative Premiums exceed the 7-pay life Premiums, the policy is a modified endowment contract.


Modified endowment contracts are still treated as life insurance with respect to the tax treatment of death proceeds and to the extent that the inside build-up of cash value is not taxed on a yearly basis. However, any amounts You receive, such as dividends, cash withdrawals, loans and amounts received from a partial or total surrender of the Policy are subject to the same tax treatment as distributions under an annuity (i.e., such distributions are generally treated as taxable income to the extent that the account value immediately before the distribution exceeds the cost basis of the Policy). This tax treatment includes a 10 percent additional income tax which is imposed on the portion of any distribution that is included in income except where the distribution or loan is made on or after the date You attain age 59 1/2, or is attributable to Your becoming disabled, or as part of a series of substantially equal periodic payments for Your life or the joint lives of You and Your beneficiary.


Compliance with the 7-pay test does not imply or guarantee that only seven payments will be required for the initial death benefit to be guaranteed for life. Making additional payments or reducing the benefits (for example, through a partial withdrawal, a change in death benefit option, or a scheduled reduction) may either violate the 7-pay test or reduce the amount that may be paid in the future under the 7-pay test. Further, reducing the death benefit at any time will require retroactive retesting and could result in a failure of the 7-pay test regardless of any of Our efforts to provide a payment schedule that will not violate the 7-pay test.


Any Policy received in an exchange for a modified endowment contract will be considered a modified endowment contract and will be subject to the tax treatment accorded to modified endowment contracts. Accordingly, You should consult a tax adviser before effecting an exchange of any life insurance policy.



A Policy that is not originally classified as a modified endowment contract can become so classified if there is a reduction in benefits at any time or if a material change is made in the contract at any time. A material change includes, but is not limited to, a change in the benefits that was not reflected in a prior 7-pay test computation.



The modified endowment contract provisions of the Code apply to all policies entered into on or after June 21, 1988 that fail to meet the 7-pay test described above and to a Policy that is received in exchange for a modified endowment contract. It should be noted, in addition, that a Policy which is subject to a "material change" shall be treated as newly entered into on the date on which such material change takes effect. Appropriate adjustment shall be made in determining whether such a Policy meets the 7-pay test by taking into account the previously existing cash surrender value.


In rare circumstances, if We receive and allocate Your Premium before its due date, Your Policy will become a modified endowment contract. To prevent Your Policy from becoming a modified endowment contract, We will hold Your Premium in a non-interest bearing account until its due date, at which time We will allocate Your Premium to the guaranteed account or sub-accounts of the Variable Life Account.


If a Policy becomes a modified endowment contract, distributions that occur during the Policy Year it becomes a modified endowment contract and any subsequent Policy Year will be taxed as distributions from a modified endowment contract. Distributions from a Policy within two years before it becomes a modified endowment contract will also be taxed in this manner. This means that a distribution made from a Policy that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.



Due to the Policy's flexibility, classification of a Policy as a modified endowment contract will depend upon the circumstances of each Policy. Accordingly, a prospective Policy Owner should contact a tax adviser before purchasing a Policy to determine the circumstances under which the Policy would be a modified endowment contract. You should also contact a tax adviser before paying any Non-Repeating Premiums or making any other change to, including an exchange of, a Policy to determine whether such Premium or change would cause the Policy (or the new Policy in the case of an exchange) to be treated as a modified endowment contract.


Multiple Policies. Under the Code, all modified endowment contracts, issued by Us (or an affiliated company) to the same Policy Owner during any calendar year will be treated as one modified endowment contract for purposes of determining the amount includable in gross income under Section 72(e) of the Code. Additional rules may be promulgated under this provision to prevent avoidance of its effects through serial contracts or otherwise. For further information on current aggregation rules under this provision, see Your own tax adviser.


Withholding. To the extent Policy distributions are taxable, they are generally subject to income tax withholding. Recipients can generally elect, however, not to have tax withheld from distributions.


Other Taxes. The transfer of the Policy or the designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate and generation-skipping transfer taxes. For example, the transfer of the Policy to, or the designation as beneficiary of, or the payment of proceeds to, a person who is assigned to a generation which is two or more generations below the generation of the Policy Owner, may have Generation-Skipping Transfer tax considerations under Section 2601 of the Code.


The individual situation of each Policy Owner or beneficiary will determine the extent, if any, to which federal, state and local transfer taxes may be imposed. That situation will also determine how ownership or receipt of Policy proceeds will be treated for purposes of federal, state and local estate inheritance, generation skipping transfer and other taxes.


In addition, while We intend for the Policy to remain in force through the insured's age 121, the tax consequences associated with a Policy remaining in force after the younger insured's 100th birthday are unclear. You should consult a tax adviser in all these circumstances.


Other Transactions. Changing the Policy Owner may have tax consequences. Exchanging this Policy for another involving the same insureds should have no federal income tax consequences if there is no debt and no cash or other property is received, according to Section 1035(a)(1) of the Code. The new Policy would have to satisfy the 7-pay test from the date of the exchange to avoid characterization as a modified endowment contract. An exchange of a life insurance contract for a new life insurance contract may, however, result in a loss of grandfathering status for statutory changes made after the old Policy was issued.


Reinstatements. You may have adverse tax consequences if You request that We reinstate Your Policy after it has terminated with no cash value or for non-payment of Premiums. For example, reinstatements that occur more than ninety days after a policy terminates with no cash value or for non-payment of Premium could automatically be classified as a MEC. You should consult Your tax advisor before You reinstate Your Policy.

Business Uses of Policy. The Policies may be used in various arrangements, including nonqualified deferred compensation or salary continuation plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if You are contemplating the use of such Policies in any arrangement the value of which depends in part on its tax consequences, You should be sure to consult a tax adviser regarding the tax attributes of the particular arrangement.


Employer-owned Life Insurance Contracts. The Pension Protection Act of 2006 added new section 101(j) of the Code which provides that unless certain eligibility, notice and consent requirements are satisfied and either (1) certain rules relating to the insured employee's status are satisfied or (2) certain rules relating to the payment of the "amount received under the contract" to, or for the benefit of, certain beneficiaries or successors of the insured employee are satisfied, the amount excludible as a death benefit payment under an employer-owned life insurance contract will generally be limited to the Premiums paid for such contract (although certain exceptions may apply in specific circumstances). An employer-owned life insurance contract is a life insurance contract (or certificate) owned by an employer that insures an employee of the employer and where the employer is a direct or indirect beneficiary under such contact. The new rules apply to life insurance contracts owned by corporations (including S corporations), individual sole proprietors, estates and trusts and partnerships that are engaged in a trade or business. It is the employer's responsibility to verify the eligibility of the intended insured under employer-owned life insurance contracts and to provide the notices and obtain the consents required by section 101(j). These requirements generally apply to employer-owned life insurance contracts issued or materially modified after August 17, 2006. A tax adviser should be consulted by anyone considering the purchase or modification of an employer-owned life insurance contract.


Split Dollar Arrangements. A tax adviser should also be consulted with respect to the 2003 split dollar regulations if You have purchased or are considering the purchase of a Policy for a split dollar insurance plan. Any business contemplating the purchase of a new life insurance contract or a change in an existing contract should consult a tax adviser.



Additionally, the Sarbanes-Oxley Act of 2002 (the "Act") prohibits, with limited exceptions, publicly-traded companies, including non-U.S. companies that have securities listed on exchanges in the United States, from extending, directly or through a subsidiary, many types of personal loans to their directors or executive officers. It is possible that this prohibition may be interpreted as applying to split-dollar life insurance policies for directors and executive officers of such companies, since such insurance arguably can be viewed as involving a loan from the employer for at least some purposes.



Although the prohibition on loans is generally effective as of the Act's effective date of July 30, 2002, there is an exception for loans outstanding as of the date of enactment, so long as there is no material modification to the loan terms and the loan is not renewed after July 30, 2002. Any affected business contemplating the payment of a Premium on an existing Policy, or the purchase of a new Policy, in connection with a split-dollar life insurance arrangement should consult legal counsel.


Alternative Minimum Tax. There may also be an indirect tax upon the income in the Policy or the proceeds of a Policy under the federal corporate alternative minimum tax, if the Policy Owner is subject to that tax.


Estate, Gift and Generation-Skipping Transfer Taxes. The transfer of the Policy or designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. For example, when the insured dies, the death proceeds will generally be includable in the Policy Owner's estate for purposes of federal estate tax if the insured owned the Policy. If the Policy Owner was not the insured, the fair market value of the Policy would be included in the Policy Owner's estate upon the Policy Owner's death. The Policy would not be includable in the insured's estate if the insured neither retained incidents of ownership at death nor had given up ownership within three years before death.


Moreover, under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of a life insurance policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Policy Owner. Regulations issued under the Code may require Us to deduct the tax from Your Policy, or from any applicable payment, and pay it directly to the IRS.



Qualified tax advisers should be consulted concerning the estate and gift tax consequences of Policy ownership and distributions under federal, state and local law. The individual situation of each owner or beneficiary will determine the extent, if any, to which federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of policy proceeds will be treated for purposes of federal, state and local estate, inheritance, generation-skipping and other taxes.



Tax Cuts and Jobs Act. The Tax Cuts and Jobs Act ("TCJA") signed into law in December 2017 establishes new exclusion amounts for transfer taxes resulting from deaths, gifts, and generation skipping transfers that occur after December 31, 2017. The estate, gift, and generation skipping transfer tax exclusion amounts established under TCJA are annually adjusted for inflation. TCJA did not change estate and gift tax rates and the new exclusion amounts are scheduled to expire in years beginning after December 31, 2025.


For 2019, the federal estate tax, gift tax, and GST tax exemptions and maximum rates are $11,400,000 and 40%, respectively.


The Code's complexity, together with how it may affect existing estate planning, underscores the importance of seeking guidance from a qualified adviser to help ensure that Your estate plan adequately addresses Your needs and that of Your Beneficiaries under all possible scenarios.



You should understand that the foregoing description of the federal income, gift and estate tax consequences under the Policies is not exhaustive and that special rules may apply to situations not discussed. Statutory changes in the Code, with varying effective dates, and regulations adopted thereunder may also alter the tax consequences of specific factual situations. Due to the complexity of the applicable laws, a person contemplating the purchase of a variable life insurance policy or exercising elections under such a policy should consult a tax adviser.



Tax Shelter Regulations. Prospective owners that are corporations should consult a tax advisor about the treatment of the policy under the Treasury Regulations applicable to corporate tax shelters.


Medicare Tax on Investment Income. Beginning in 2013, a 3.8% tax may be applied to some or all of the taxable portion of some distributions (such as payments under certain settlement options) from life insurance contracts to individuals whose income exceeds certain threshold amounts ($200,000 for filing single, $250,000 for married filing jointly and $125,000 for married filing separately.) Please consult a tax advisor for more information.


Life Insurance Purchases by Residents of Puerto Rico. In Rev. Rul. 2004-75, 2004-31 I.R.B. 109, the Internal Revenue Service announced that income received by residents of Puerto Rico under life insurance contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.

Life Insurance Purchases by Nonresident Aliens and Foreign Corporations.
 Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Additional withholding may occur with respect to entity purchasers (including foreign corporations, partnerships, and trusts) that are not U.S. residents.



Prospective purchasers that are not U.S. citizens or residents are advised to consult with a qualified tax adviser regarding U.S. and foreign taxation with respect to a life insurance policy purchase.


Voting Rights


We will vote the Fund shares held in the various sub-accounts of the Variable Life Account at regular and special shareholder meetings of the Funds in accordance with Your instructions. If, however, the 1940 Act or any regulation thereunder should change and We determine that it is permissible to vote the Fund shares in Our own right, We may elect to do so. The number of votes as to which You have the right to instruct will be determined by dividing Your Policy's Actual Cash Value in a sub-account by the net asset value per share of the corresponding Fund Portfolio. Fractional shares will be counted. The number of votes as to which You have the right to instruct will be determined as of the date coincident with the date established by the Funds for determining shareholders eligible to vote at the meeting of the Funds. Voting instructions will be solicited in writing prior to such meeting in accordance with procedures established by the Funds. We will vote Fund shares held by the Variable Life Account as to which no instructions are received in proportion to the voting instructions which are received from Policy Owners with respect to all Policies participating in the Variable Life Account. As a result of proportional voting, the vote of a small number of Policy Owners could determine the outcome of a proposal subject to shareholder vote. Each Policy Owner having a voting interest will receive proxy material, reports and other material relating to the Funds.


We may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that shares be voted so as to cause a change in subclassification or investment policies of the Funds or approve or disapprove an investment advisory contract of the Funds. In addition, We may disregard voting instructions in favor of changes in the investment policies or the investment advisers of the Funds if We reasonably disapprove of such changes. A change would be disapproved only



   o if the proposed change is contrary to state law or disapproved by state regulatory authorities on a determination that the change would be detrimental to the interests of Policy Owners or



   o if We determined that the change would be inconsistent with the investment objectives of the Funds or would result in the purchase of securities for the Funds which vary from the general quality and nature of investments and investment techniques utilized by other separate accounts created by Us or any of Our affiliates which have similar investment objectives.


In the event that We disregard voting instructions, a summary of that action and the reason for such action will be included in Your next semi-annual report.


Compensation Paid for the Sale of the Policies

Securian Financial Services, Inc. ("Securian Financial"), whose address is 400 Robert Street North, St. Paul, Minnesota 55101-2098, is a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the Financial Industry Regulatory Authority. Securian Financial was incorporated in 1984 under the laws of the state of Minnesota. Securian Financial, an affiliate of Minnesota Life, is the principal underwriter of the Policies. Securian Financial and other authorized broker-dealers sell Policies through their registered representatives, each of whom is also an insurance agent appointed by Minnesota Life. Commissions for the sale of Policies by broker-dealers other than Securian Financial are paid directly to such broker-dealers by Minnesota Life, in all cases as agent for Securian Financial, and as authorized by the broker-dealers. The amount of commission received by an individual registered representative in connection with the sale of a Policy is determined by his or her broker-dealer. In the case of Policies sold by registered representatives of Securian Financial, commissions are paid directly to such registered representatives by Minnesota Life as agent for Securian Financial. Minnesota Life also pays compensation as agent for Securian Financial to general agents of Minnesota Life who are also Securian Financial registered representatives. The commissions and compensation described in this paragraph, and the payments to broker-dealers described below, do not result in charges to the Policy that are in addition to the Policy Charges described elsewhere in this prospectus.



Payments to Registered Representatives of Securian Financial. Commissions to registered representatives of Securian Financial on the sale of Policies include: up to 62.1 percent of gross Premium in the first Policy Year; up to
2.2 percent of the gross Premium in Policy Years two through ten; up to 1.6 percent in Policy Years thereafter; and 0 percent of Non-Repeating Premiums. The commission will apply to the portion of the annual Base Premium necessary for an original issue whole life plan of insurance under the Cash Option. On Premiums received in excess of that amount We will pay commissions up to 2.7 percent in the first Policy Year; up to 2.2 percent of the gross Premium in Policy Years two through ten; and up to 1.6 percent thereafter.


In addition, based uniformly on the sales of insurance policies by registered representatives of Securian Financial, We and Securian Financial will award credits which allow those registered representatives who are responsible for sales of the Policies to attend conventions and other meetings sponsored by Us or Our affiliates for the purpose of promoting the sale of insurance and/or investment products offered by Us and Our affiliates. Such credits also cover the registered representatives' transportation, hotel accommodations, meals, registration fees and the like. We will also pay qualifying Securian Financial registered representatives additional amounts based upon their production and the persistency of life insurance and annuity business placed with Us. Finally, qualifying registered representatives of Securian Financial are also eligible for financing arrangements, insurance benefits, and other benefits based on their contract with Us.


We make additional payments for sales of the Policies to general agents who manage registered representatives. Payments to general agents vary and depend on many factors including the commissions and amount of proprietary products sold by registered representatives supervised by the general agent. General Agents may also be eligible for insurance benefits, other cash benefits, and non-cash compensation such as conventions and other meetings.


Payments to Broker-Dealers. We pay compensation for the sale of the Policies by affiliated and unaffiliated broker-dealers. The compensation that We pay to broker-dealers for the sale of the Polices is generally not expected to exceed, on a present value basis, the aggregate amount of compensation that We pay with respect to sales made by registered representatives of Securian Financial. Broker-dealers pay their sales representatives all or a portion of the commissions received for their sales of the Policy.


All of the compensation described here, and other compensation or benefits provided by Minnesota Life or Our affiliates, may be more or less than the overall compensation on similar or other products. The amount and/or structure of the compensation may influence Your registered representative, broker-dealer or selling institution to present this Policy over other investment alternatives. However, the differences in compensation may also reflect differences in sales effort or ongoing customer services expected of the registered representative or the broker-dealer. You may ask Your registered representative about these differences and how he or she and his or her broker-dealer are compensated for selling the Policies.



Cybersecurity


Our variable insurance product business is highly dependent upon the effective operation of Our computer systems and those of Our business partners, so Our business is potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service on websites and other operational disruption and unauthorized release of confidential customer information. Cyber-attacks affecting Us, the Portfolios, intermediaries and other affiliated or third-party service providers may adversely affect Our and Your product values. For instance, cyber-attacks may interfere with Our processing of contract transactions (including the processing of orders through Our online service centers or with the Portfolios), impact Our ability to calculate values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject Us and/or Our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the Portfolios invest, which may cause the Portfolios to lose value. While the Company has implemented administrative, technical and physical safeguards that are reasonably designed to protect confidential customer information and confidential business information, there can be no assurance that We or the Portfolios or Our service providers will avoid losses affecting Your Policy due to cyber-attacks or information security breaches in the future.



Legal Proceedings


Like other life insurance companies, We are involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, We believe that, as of the date of this prospectus, there are no pending or threatened lawsuits that will have a materially adverse impact on the Variable Life Account, the ability of Securian Financial Services, Inc. to perform its contract with the Variable Life Account, or the ability of Minnesota Life to meet its obligations under the Policies. In addition, We are, from time to time, involved as a party to various governmental and administrative proceedings. There are no pending or threatened lawsuits that will materially impact the Variable Life Account.


Financial Statements

The financial statements of the Minnesota Life Variable Life Account and Minnesota Life are contained in the Statement of Additional Information. The Statement of Additional Information is available, free of charge, from Us upon request. To request a Statement of Additional Information, call Us at 1-800-643-5728 or write to Us at: Minnesota Life Insurance Company, 400 Robert Street North, Saint Paul, Minnesota 55101.



Registration Statement


We have filed with the Securities and Exchange Commission a Registration Statement under the Securities Act of 1933, as amended, with respect to the Policies offered hereby. This prospectus does not contain all the information set forth in the registration statement, including the amendments and exhibits filed as a part thereof. Reference is hereby made to the Statement of Additional Information and the exhibits filed as part of the registration statement for further information concerning the Variable

Life Account, Minnesota Life, and the Policies. Statements contained in this prospectus as to the contents of Policies and other legal instruments are summaries, and reference is made to such instruments as filed.

                                                                         Page 46

Statement of Additional Information


A Statement of Additional Information, with the same date, containing further information about Minnesota Life Variable Life Account and the variable life policy is available without charge from Us at Your request. It has been filed with the SEC and is incorporated by reference into this prospectus. In addition, You may order a personalized illustration of death benefits, cash surrender values, and cash values, without charge, from Us. To request a Statement of Additional Information, a personalized illustration or any information about Your Policy call Us at 1-800-643-5728 or write to Us at:
Minnesota Life Insurance Company, 400 Robert Street North, Saint Paul, Minnesota 55101.


Information about Minnesota Life Variable Life Account (including the Statement of Additional Information) can be reviewed and at the SEC's website, http://www.sec.gov. You can also call the SEC at 1-202-551-8090.



The table of contents for the Statement of Additional Information is as follows:


        General Information and History

        Additional Information About Operation of Contracts and Registrant

        Underwriters

        Additional Information About Charges

        Illustrations
        Financial Statements



Investment Company Act No. 811-4585

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                           (Exact Name of Registrant)


                        Minnesota Life Insurance Company
                              (Name of Depositor)


                            400 Robert Street North
                          Saint Paul, Minnesota 55101
              (Address of Depositor's Principal Executive Offices)


                                 1-651-665-3500
              (Depositor's Telephone Number, including Area Code)


                           Gary R. Christensen, Esq.
              Senior Vice President, General Counsel and Secretary
                       Minnesota Life Insurance Company
                            400 Robert Street North
                         St. Paul, Minnesota 55101-2098
                    (Name and Address of Agent for Service)


                      Statement of Additional Information



          The date of this document and the prospectus is: May 1, 2019


This Statement of Additional Information is not a prospectus. Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the prospectus. Therefore, this Statement should be read in conjunction with the Funds' current prospectuses, bearing the same date, which may be obtained by calling Minnesota Life Insurance Company at 1-800-643-5728, or writing to Minnesota Life at 400 Robert Street North, Saint Paul, Minnesota 55101. Defined terms as used in the prospectus and the Policy are incorporated into this Statement of Additional Information.


Table of Contents


GENERAL INFORMATION AND HISTORY
ADDITIONAL INFORMATION ABOUT OPERATION OF CONTRACTS AND REGISTRANT
UNDERWRITERS
ADDITIONAL INFORMATION ABOUT CHARGES
ILLUSTRATIONS
FINANCIAL STATEMENTS

VAL Survivor
                                       1


General Information and History


We are Minnesota Life Insurance Company ("Minnesota Life"), a life insurance company organized under the laws of Minnesota. Minnesota Life was formerly known as The Minnesota Mutual Life Insurance Company ("Minnesota Mutual"), a mutual life insurance company organized in 1880 under the laws of Minnesota. Effective October 1, 1998, Minnesota Mutual reorganized by forming a mutual insurance holding company named "Minnesota Mutual Companies, Inc." Minnesota Mutual continued its corporate existence following conversion to a Minnesota stock life insurance company named "Minnesota Life Insurance Company." All of the shares of the voting stock of Minnesota Life are owned by a second tier intermediate stock holding company named "Securian Financial Group, Inc.," which in turn is a wholly-owned subsidiary of a first tier intermediate stock holding company named "Securian Holding Company", which in turn is a wholly-owned subsidiary of the ultimate parent, Minnesota Mutual Companies, Inc.


Our home office is at 400 Robert Street North, St. Paul, Minnesota 55101-2098, telephone: (651) 665-3500. We are licensed to do life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico.


On October 21, 1985, Our Board of Trustees established a separate account, called the Minnesota Life Variable Life Account ("Variable Life Account"), in accordance with certain provisions of the Minnesota insurance law. The separate account is registered as a "unit investment trust" with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 ("1940 Act"). Registration under the Act does not signify that the SEC supervises the management, or the investment practices or policies, of the Variable Life Account. The separate account meets the definition of a "separate account" under the federal securities laws.


We are the legal owner of the assets in the Variable Life Account. The obligations to Policy Owners and beneficiaries arising under the Policies are general corporate obligations of Minnesota Life and thus Our general assets back the Policies. The Minnesota law under which the Variable Life Account was established provides that the assets of the Variable Life Account shall not be chargeable with liabilities arising out of any other business which We may conduct, but shall be held and applied exclusively to the benefit of the holders of those variable life insurance policies for which the separate account was established. The investment performance of the Variable Life Account is entirely independent of both the investment performance of Our General Account and of any other separate account which We may have established or may later establish.


The Variable Life Account currently has multiple sub-accounts to which You may allocate Premiums. Each sub-account invests in shares of a corresponding Portfolio of the Funds.



Additional Information about Operation of Contracts and Registrant


Minnesota Life provides accounting oversight, financial reporting, legal and other administrative services. Prior to April 1, 2003, Minnesota Life provided additional accounting and


VAL Survivor
                                       2

administrative services which are now performed by State Street Bank and Trust Company. However, Minnesota Life continues to oversee State Street's performance of these services.


Underwriters


The Policies are a continuous offering and will be sold by state licensed life insurance producers who are also registered representatives of Securian Financial Services, Inc. ("Securian Financial") or of other broker-dealers who have entered into selling agreements with Securian Financial. Securian Financial acts as principal underwriter for the Policies. Both Securian Financial and Minnesota Life are wholly-owned subsidiaries of Securian Financial Group, Inc., which is a second-tier subsidiary of a mutual insurance holding company called Minnesota Mutual Companies, Inc.


Securian Financial Services, Inc., whose address is 400 Robert Street North, St. Paul, Minnesota 55101-2098, is a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the Financial Industry Regulatory Authority. Securian Financial was incorporated in 1984 under the laws of the State of Minnesota. The Policies are sold in the states where their sale is lawful.



Commissions to registered representatives of Securian Financial on the sale of Policies include: up to 62.1 percent of gross Premium in the first Policy Year; up to 2.2 percent of the gross Premium in Policy Years two through ten; up to
1.6 percent in Policy Years thereafter; and 0 percent of non-repeating Premiums. The commission will apply to the portion of the annual Base Premium necessary for an original issue whole life plan of insurance under the Cash Option. On Premiums received in excess of that amount We will pay commissions up to 2.7 percent in the first Policy Year; up to 2.2 percent of the gross Premium in Policy Years two through ten; and up to 1.6 percent thereafter. Amounts paid by Minnesota Life to the underwriter for 2018, 2017, and 2016 were $7,908,241, $8,414,529 and $11,200,436, respectively, which include amounts paid for other contracts issued through the Minnesota Life Variable Life Account.



While Securian Financial does not receive any direct compensation from Minnesota Life when selling a Minnesota Life variable product, it is reimbursed by Minnesota Life for compliance related costs resulting from Securian's sales of Minnesota Life variable products.



In addition, based uniformly on the sales of insurance policies by registered representatives of Securian Financial, We and Securian Financial will award credits which allow those registered representatives who are responsible for sales of the Policies to attend conventions and other meetings sponsored by Us or Our affiliates for the purpose of promoting the sale of insurance and/or investment products offered by us and Our affiliates. Such credits may cover the registered representatives' transportation, hotel accommodations, meals, registration fees and the like. We may also pay registered representatives additional amounts based upon their production and the persistency of life insurance and annuity business placed with Us. Finally, the underwriter also receives amounts from the Fund for services provided under a 12b-1 plan of distribution. For providing these distribution services, the underwriter receives a fee of up to .25 percent of the average daily net assets of those Portfolios of the Fund which have a 12b-1 fee.



VAL Survivor
                                       3

Additional Information About Charges


      a) Sales Load


      See the description of the policy issue charge in the prospectus.


      b) Underwriting Procedures



      We require proof of insurability for policy issue and all adjustments resulting in an increase in face amount or other changes that result in an increase in the net amount at risk in the Policy. Proof of insurability and classification for cost of insurance charges are determined by Our underwriting rules and procedures which utilize factors such as age, sex, health and occupation. Persons who present a lower mortality risk are charged the most favorable cost of insurance rates.



      The basis for the mortality charges guaranteed in the Policies are determined by the sex, tobacco habits, and age of each insured and are based on the 2001 CSO sex and smoker distinct age nearest birthday mortality tables. In instances where the insurance is required to be provided on a Unisex basis, the guaranteed mortality charges are based on the 2001 CSO Unisex Table B.


      c) Increases in Face Amount


      An increase in face amount is a policy adjustment and is subject to a $95 transaction charge. An increase in face amount will also result in a new policy issue charge.


Illustrations



Personalized illustrations provide You with a hypothetical projection of future Policy Values based upon Your age, sex, risk class, Premiums paid and death benefit chosen. You may obtain personalized illustrations from Your advisor showing how a policy might perform based upon different assumptions.



Financial Statements



The financial statements and supplementary schedules of Minnesota Life Insurance Company (the Company) as of December 31, 2018 and 2017, and for each of the years in the three-year period ended December 31, 2018, and the financial statements of the Minnesota Life Variable Life Account as of December 31, 2018, and the year or period then ended, included herein have been audited by our independent registered public accounting firm, KPMG LLP, 4200 Wells Fargo Center, 90 South Seventh Street, Minneapolis, Minnesota 55402, whose reports thereon appear elsewhere herein, and have been so included in reliance upon the reports of KPMG LLP and upon the authority of said firm as experts in accounting and auditing. KPMG LLP's report, dated April 2, 2019, states that the Company prepared its financial statements using statutory accounting practices prescribed or permitted by the Minnesota Department of Commerce (statutory accounting practices), which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, KPMG LLP's report states that the Company's financial statements are not intended to be and, therefore, are not presented fairly in accordance



VAL Survivor
                                       4


with U.S. generally accepted accounting principles and further states that those statements are presented fairly, in all material respects, in accordance with the statutory accounting practices.



VAL Survivor

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                              Financial Statements

                               December 31, 2018

     (With Report of Independent Registered Public Accounting Firm Thereon)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                              Financial Statements
                               December 31, 2018

                               TABLE OF CONTENTS

                                                                           PAGE

Report of Independent Registered Public Accounting Firm                      1

Statements  of  Assets, Liabilities, and  Policy Owners' Equity              4

Statements of Operations                                                    15

Statements of Changes in Net Assets                                         27

Notes to Financial Statements                                               39

[KPMG LOGO]

                   KPMG LLP
                   4200 Wells Fargo Center
                   90 South Seventh Street
                   Minneapolis, MN 55402

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of Minnesota Life Insurance Company and Policy Owners of the Minnesota Life Variable Life Account:

OPINION ON THE FINANCIAL STATEMENTS

We have audited the accompanying statements of assets, liabilities, and policy owners' equity of the sub-accounts listed in the Appendix that comprise the Minnesota Life Variable Life Account (the Separate Account), as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in net assets for each of the years or periods listed in the Appendix, and the related notes, including the financial highlights in Note 7 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix and changes in its net assets for each of the years or periods listed in the Appendix, and the financial highlights for each of the years or periods indicated in Note 7, in conformity with U.S. generally accepted accounting principles.

BASIS FOR OPINION

These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2018, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

                                  /s/ KPMG LLP

We have served as the Separate Account's auditor since 1987.

Minneapolis, Minnesota
March 29, 2019

                                                                        APPENDIX

Statement of assets, liabilities, and policy owners' equity as of December 31, 2018, the related statement of operations for the year then ended, and the statements of changes in net assets for each of the years in the two-year period then ended.

AB VPS International Value Portfolio - Class B Shares           Ivy VIP - Value Class II (1)
American Century Investments II VP Inflation Protection Fund    Janus Aspen Series - Janus Henderson Balanced Portfolio -
   - Class II Shares                                               Service Shares (1)
American Century Investments VP Income & Growth Fund -          Janus Aspen Series - Janus Henderson Forty Portfolio - Service
   Class II Shares                                                 Shares (1)
American Funds IS(R) Global Bond Fund - Class 2 Shares          Janus Aspen Series - Janus Henderson Mid Cap Value Portfolio -
                                                                   Service Shares (1)
American Funds IS(R) Global Growth Fund - Class 2 Shares        Janus Aspen Series - Janus Henderson Overseas Portfolio -
                                                                   Service Shares (1)
American Funds IS(R) Global Small Capitalization Fund -         MFS(R) VIT - Mid Cap Growth Series - Service Class
   Class 2 Shares
American Funds IS(R) Growth Fund - Class 2 Shares               MFS(R) VIT II - International Value Portfolio - Service Class
American Funds IS(R) Growth-Income Fund - Class 2 Shares        Morgan Stanley Variable Insurance Fund, Inc. - Morgan Stanley
                                                                   VIF Emerging Markets Equity Portfolio - Class II Shares (1)
American Funds IS(R) International Fund - Class 2 Shares        Morningstar Aggressive Growth ETF Asset Allocation Portfolio -
                                                                   Class II Shares
American Funds IS(R) New World Fund(R) - Class 2 Shares         Morningstar Balanced ETF Asset Allocation Portfolio - Class II
                                                                   Shares
American Funds IS(R) U.S. Government/AAA-Rated Securities       Morningstar Conservative ETF Asset Allocation Portfolio -
   Fund - Class 2 Shares                                           Class II Shares
Fidelity(R) VIP Equity-Income Portfolio - Service Class 2       Morningstar Growth ETF Asset Allocation Portfolio - Class II
                                                                   Shares
Fidelity(R) VIP Mid Cap Portfolio - Service Class 2             Morningstar Income and Growth Asset Allocation Portfolio -
                                                                   Class II Shares
Franklin Templeton VIP Trust Franklin Mutual Shares VIP Fund    Neuberger Berman Advisers Management Trust Sustainable Equity -
   - Class 2                                                       S Class Shares (1)
Franklin Templeton VIP Trust Franklin Small Cap Value VIP       Oppenheimer VA Funds - Oppenheimer International Growth Fund/VA
   Fund - Class 2                                                  Service Shares
Franklin Templeton VIP Trust Franklin Smal-Mid Cap Growth VIP   Oppenheimer VA Funds - Oppenheimer Main Street Small Cap(R)/VA
   Fund - Class 2                                                  Service Shares
Franklin Templeton VIP Trust Templeton Developing Markets VIP   PIMCO VIT - PIMCO Low Duration Portfolio Advisor Class Shares
   Fund - Class 2
Goldman Sachs VIT High Quality Floating Rate Fund - Service     PIMCO VIT - PIMCO Total Return Portfolio Advisor Class Shares
   Shares
Invesco V.I. American Value Fund - Series II Shares             Putnam VT Equity Income Fund - Class IB Shares
Invesco V.I. Comstock Fund - Series II Shares                   Putnam VT Growth Opportunities Fund - Class IB Shares
Invesco V.I. Equity and Income Fund - Series II Shares          Putnam VT International Equity Fund - Class IB Shares
Invesco V.I. Growth and Income Fund - Series II Shares          Putnam VT Sustainable Leaders Fund - Class IB Shares (1)
Invesco V.I. Small Cap Equity Fund - Series II Shares           Securian Funds Trust - SFT Core Bond Fund - Class 2 Shares (1)
Ivy VIP - Asset Strategy Class II (1)                           Securian Funds Trust - SFT Government Money Market Fund (1)
Ivy VIP - Balanced Class II (1)                                 Securian Funds Trust - SFT Index 400 Mid-Cap Fund - Class 2
                                                                   Shares (1)
Ivy VIP - Core Equity Class II (1)                              Securian Funds Trust - SFT Index 500 Fund - Class 2 Shares (1)
Ivy VIP - Global Growth Class II (1)                            Securian Funds Trust - SFT International Bond Fund - Class 2
                                                                   Shares (1)
Ivy VIP - High Income Class II (1)                              Securian Funds Trust - SFT Ivy(SM)Growth Fund
Ivy VIP - International Core Equity Class II (1)                Securian Funds Trust - SFT Ivy(SM)Small Cap Growth Fund
Ivy VIP - Mid Cap Growth Class II (1)                           Securian Funds Trust - SFT Real Estate Securities Fund -
                                                                   Class 2 Shares (1)
Ivy VIP - Natural Resources Class II (1)                        Securian Funds Trust - SFT T. Rowe Price Value Fund
Ivy VIP - Science and Technology Class II (1)                   Securian Funds Trust - SFT Wellington Core Equity Fund -
                                                                   Class 2 Shares (1)
Ivy VIP - Small Cap Core Class II (1)

--------
(1) See Note 1 to the financial statements for the former name of the sub-account.

Statement of assets, liabilities, and policy owners' equity as of December 31, 2018, statement of operations for the period from November 2, 2018 to December 31, 2018 (merger or replacement date), and the statement of changes in net assets for the period from November 2, 2018 to December 31, 2018 (merger or replacement date).

  Ivy VIP - Small Cap Growth Class II

Statement of operations for the period from January 1, 2018 to November 2, 2018 (merger or replacement date), and the statements of changes in net assets for the year ended December 31, 2017 and the period from January 1, 2018 to November 2, 2018 (merger or replacement date).

  Ivy VIP - Micro Cap Growth Class II (1)

Statement of operations for the period from January 1, 2018 to November 30, 2018 (merger or replacement date), and the statements of changes in net assets for the year ended December 31, 2017 and the period from January 1, 2018 to November 30, 2018 (merger or replacement date).

 Securian Funds Trust - SFT Mortgage Securities Fund - Class 2 Shares (1)

Statement of changes in net assets for the period from January 1, 2017 to May 15, 2017 (merger or replacement date).

 Putnam VT Growth and Income Fund - Class IB Shares

--------
(1) See Note 1 to the financial statements for the former name of the sub-account.


                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

          Statements of Assets, Liabilities, and Policy Owners' Equity

                               December 31, 2018

                                                                    SEGREGATED SUB-ACCOUNTS*
                                  ---------------------------------------------------------------------------------------------
                                      AB VPS        AM CENTURY      AM CENTURY      AMER FUNDS     AMER FUNDS      AMER FUNDS
                                    INTL VALUE     VP INC & GRO     VP INFL PRO    IS GLBL BOND      IS GLBL         IS GLBL
                                       CL B            CL II          CL II            CL 2        GROWTH CL 2      SM CP CL 2
                                  --------------  --------------  --------------  --------------  -------------   -------------
ASSETS
Investments at net asset value    $      539,680       8,999,771       4,811,472       2,646,429      5,409,261       3,856,083
Receivable from Minnesota Life
   for policy purchase payments               --              --              --              --             --              53
Receivable for investments sold               69           5,554           1,564             548            958              --
                                  --------------  --------------  --------------  --------------  -------------   -------------
   Total assets                          539,749       9,005,325       4,813,036       2,646,977      5,410,219       3,856,136
                                  --------------  --------------  --------------  --------------  -------------   -------------

LIABILITIES
Payable to Minnesota Life for
   policy terminations,
   withdrawal payments and
   mortality and expense
   charges                                    69           5,554           1,564             548            958              --
Payable for investments
   purchased                                  --              --              --              --             --              53
                                  --------------  --------------  --------------  --------------  -------------   -------------
   Total liabilities                          69           5,554           1,564             548            958              53
                                  --------------  --------------  --------------  --------------  -------------   -------------
   Net assets applicable to
     policy owners                $      539,680       8,999,771       4,811,472       2,646,429      5,409,261       3,856,083
                                  ==============  ==============  ==============  ==============  =============   =============

   Total policy owners' equity    $      539,680       8,999,771       4,811,472       2,646,429      5,409,261       3,856,083

   Investment shares                      43,912         997,757         499,115         233,371        212,128         182,235
   Investments at cost            $      671,164       9,566,123       5,056,714       2,722,019      5,861,028       4,071,594

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

          Statements of Assets, Liabilities, and Policy Owners' Equity

                               December 31, 2018

                                                                    SEGREGATED SUB-ACCOUNTS*
                                  ---------------------------------------------------------------------------------------------
                                                                                                    AMER FUNDS
                                    AMER FUNDS     AMER FUNDS IS                  AMER FUNDS IS       IS US       FIDELITY VIP
                                    IS GROWTH       GROWTH-INC     AMER FUNDS IS     NEW WORLD       GOVT/AAA     EQUITY-INCOME
                                       CL 2            CL 2          INTL CL 2        CL 2             CL 2            SC2
                                  --------------  --------------  --------------  --------------  -------------   -------------
ASSETS
Investments at net asset value    $   23,004,096      18,497,706      14,283,181      14,519,409      1,156,702      78,702,197
Receivable from Minnesota Life
   for policy purchase payments              379              --              --          20,859             --              --
Receivable for investments sold               --           1,769           1,506              --            139          19,326
                                  --------------  --------------  --------------  --------------  -------------   -------------
   Total assets                       23,004,475      18,499,475      14,284,687      14,540,268      1,156,841      78,721,523
                                  --------------  --------------  --------------  --------------  -------------   -------------

LIABILITIES
Payable to Minnesota Life for
   policy terminations,
   withdrawal payments and
   mortality and expense
   charges                                    --           1,769           1,506              --            139          19,326
Payable for investments
   purchased                                 379              --              --          20,859             --              --
                                  --------------  --------------  --------------  --------------  -------------   -------------
   Total liabilities                         379           1,769           1,506          20,859            139          19,326
                                  --------------  --------------  --------------  --------------  -------------   -------------
   Net assets applicable to
     policy owners                $   23,004,096      18,497,706      14,283,181      14,519,409      1,156,702      78,702,197
                                  ==============  ==============  ==============  ==============  =============   =============

   Total policy owners' equity    $   23,004,096      18,497,706      14,283,181      14,519,409      1,156,702      78,702,197

   Investment shares                     331,089         411,976         811,544         698,384         97,777       3,964,846
   Investments at cost            $   24,020,768      19,530,230      15,265,580      15,714,008      1,167,435      77,011,373

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

          Statements of Assets, Liabilities, and Policy Owners' Equity

                               December 31, 2018

                                                                    SEGREGATED SUB-ACCOUNTS*
                                  ---------------------------------------------------------------------------------------------
                                                                     FRANKLIN        FRANKLIN       FRANKLIN      GOLDMAN SACHS
                                   FIDELITY VIP    FRANKLIN DEV     MUTUAL SHS       SMALL CP       SM-MD CP      VI HQ FLT RT
                                    MID CAP SC2    MKTS VIP CL 2     VIP CL 2      VAL VIP CL 2    GR VIP CL 2         SS
                                  --------------  --------------  --------------  --------------  -------------   -------------
ASSETS
Investments at net asset value    $   47,037,033      29,938,849       8,849,636       7,235,778     22,019,423       2,841,804
Receivable from Minnesota Life
   for policy purchase payments               --              --              --           1,372             --              --
Receivable for investments sold           11,190           1,679             260              --          2,205             708
                                  --------------  --------------  --------------  --------------  -------------   -------------
   Total assets                       47,048,223      29,940,528       8,849,896       7,237,150     22,021,628       2,842,512
                                  --------------  --------------  --------------  --------------  -------------   -------------

LIABILITIES
Payable to Minnesota Life for
   policy terminations,
   withdrawal payments and
   mortality and expense
   charges                                11,190           1,679             260              --          2,205             708
Payable for investments
   purchased                                  --              --              --           1,372             --              --
                                  --------------  --------------  --------------  --------------  -------------   -------------
   Total liabilities                      11,190           1,679             260           1,372          2,205             708
                                  --------------  --------------  --------------  --------------  -------------   -------------
   Net assets applicable to
     policy owners                $   47,037,033      29,938,849       8,849,636       7,235,778     22,019,423       2,841,804
                                  ==============  ==============  ==============  ==============  =============   =============

   Total policy owners' equity    $   47,037,033      29,938,849       8,849,636       7,235,778     22,019,423       2,841,804

   Investment shares                   1,609,755       3,505,720         508,600         495,601      1,446,743         274,305
   Investments at cost            $   49,245,304      30,402,113       9,443,095       8,916,067     27,810,987       2,855,901

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

          Statements of Assets, Liabilities, and Policy Owners' Equity

                               December 31, 2018

                                                                    SEGREGATED SUB-ACCOUNTS*
                                  ---------------------------------------------------------------------------------------------
                                    INVESCO VI      INVESCO VI      INVESCO VI      INVESCO VI      INVESCO VI    IVY VIP ASSET
                                    AMER VALUE       COMSTOCK      EQUITY & INC    GROWTH & INC    SM CAP EQTY      STRATEGY
                                       SR II           SR II          SR II           SR II           SR II           CL II
                                  --------------  --------------  --------------  --------------  -------------   -------------
ASSETS
Investments at net asset value    $    2,029,484       6,022,855       2,499,420         944,134      2,514,360      28,122,437
Receivable from Minnesota Life
   for policy purchase payments               --              --              --              --             --              --
Receivable for investments sold            4,538           1,259             699             167            529         165,501
                                  --------------  --------------  --------------  --------------  -------------   -------------
   Total assets                        2,034,022       6,024,114       2,500,119         944,301      2,514,889      28,287,938
                                  --------------  --------------  --------------  --------------  -------------   -------------

LIABILITIES
Payable to Minnesota Life for
   policy terminations,
   withdrawal payments and
   mortality and expense
   charges                                 4,538           1,259             699             167            529         165,501
Payable for investments
   purchased                                  --              --              --              --             --              --
                                  --------------  --------------  --------------  --------------  -------------   -------------
   Total liabilities                       4,538           1,259             699             167            529         165,501
                                  --------------  --------------  --------------  --------------  -------------   -------------
   Net assets applicable to
     policy owners                $    2,029,484       6,022,855       2,499,420         944,134      2,514,360      28,122,437
                                  ==============  ==============  ==============  ==============  =============   =============

   Total policy owners' equity    $    2,029,484       6,022,855       2,499,420         944,134      2,514,360      28,122,437

   Investment shares                     148,029         375,022         155,824          54,012        166,845       3,391,596
   Investments at cost            $    2,435,770       6,721,061       2,759,925       1,163,019      3,241,168      34,009,062

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

          Statements of Assets, Liabilities, and Policy Owners' Equity

                               December 31, 2018

                                                                    SEGREGATED SUB-ACCOUNTS*
                                  ---------------------------------------------------------------------------------------------
                                     IVY VIP         IVY VIP          IVY VIP         IVY VIP      IVY VIP INTL    IVY VIP MID
                                     BALANCED      CORE EQUITY     GLOBAL GROWTH    HIGH INCOME    CORE EQUITY     CAP GROWTH
                                      CL II           CL II            CL II           CL II          CL II           CL II
                                  --------------  --------------  --------------  --------------  -------------   -------------
ASSETS
Investments at net asset value    $  102,050,162      13,375,625       9,588,080      13,596,028    129,780,948       4,814,150
Receivable from Minnesota Life
   for policy purchase payments               --              --              --              --             --              --
Receivable for investments sold           56,440           3,506           1,858          19,393         73,142           1,147
                                  --------------  --------------  --------------  --------------  -------------   -------------
   Total assets                      102,106,602      13,379,131       9,589,938      13,615,421    129,854,090       4,815,297
                                  --------------  --------------  --------------  --------------  -------------   -------------

LIABILITIES
Payable to Minnesota Life for
   policy terminations,
   withdrawal payments and
   mortality and expense
   charges                                56,440           3,506           1,858          19,393         73,142           1,147
Payable for investments
   purchased                                  --              --              --              --             --              --
                                  --------------  --------------  --------------  --------------  -------------   -------------
   Total liabilities                      56,440           3,506           1,858          19,393         73,142           1,147
                                  --------------  --------------  --------------  --------------  -------------   -------------
   Net assets applicable to
     policy owners                $  102,050,162      13,375,625       9,588,080      13,596,028    129,780,948       4,814,150
                                  ==============  ==============  ==============  ==============  =============   =============

   Total policy owners' equity    $  102,050,162      13,375,625       9,588,080      13,596,028    129,780,948       4,814,150

   Investment shares                  13,688,454       1,238,255       1,106,504       4,076,037      8,853,993         434,832
   Investments at cost            $  116,940,792      15,024,678       9,860,759      15,113,303    146,460,932       4,739,579

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

          Statements of Assets, Liabilities, and Policy Owners' Equity

                               December 31, 2018

                                                                    SEGREGATED SUB-ACCOUNTS*
                                  ---------------------------------------------------------------------------------------------
                                     IVY VIP         IVY VIP         IVY VIP         IVY VIP                         JANUS
                                     NATURAL         SCIENCE          SMALL         SMALL CAP       IVY VIP        HENDERSON
                                     RES CL          & TECH         CAP CORE         GROWTH          VALUE          BALANCED
                                       II             CL II           CL II           CL II          CL II             SS
                                  --------------  --------------  --------------  --------------  -------------   -------------
ASSETS
Investments at net asset value    $    4,728,678      13,104,237      56,974,370      19,733,545     56,027,563      11,956,098
Receivable from Minnesota Life
   for policy purchase payments               --           1,151              --             219             --           5,974
Receivable for investments sold              460              --          13,708              --         20,018              --
                                  --------------  --------------  --------------  --------------  -------------   -------------
   Total assets                        4,729,138      13,105,388      56,988,078      19,733,764     56,047,581      11,962,072
                                  --------------  --------------  --------------  --------------  -------------   -------------

LIABILITIES
Payable to Minnesota Life for
   policy terminations,
   withdrawal payments and
   mortality and expense
   charges                                   460              --          13,708              --         20,018              --
Payable for investments
   purchased                                  --           1,151              --             219             --           5,974
                                  --------------  --------------  --------------  --------------  -------------   -------------
   Total liabilities                         460           1,151          13,708             219         20,018           5,974
                                  --------------  --------------  --------------  --------------  -------------   -------------
   Net assets applicable to
     policy owners                $    4,728,678      13,104,237      56,974,370      19,733,545     56,027,563      11,956,098
                                  ==============  ==============  ==============  ==============  =============   =============

   Total policy owners' equity    $    4,728,678      13,104,237      56,974,370      19,733,545     56,027,563      11,956,098

   Investment shares                   1,333,788         600,077       4,218,636       2,568,669      9,851,866         335,940
   Investments at cost            $    5,563,034      14,410,159      66,598,624      20,615,930     58,182,722      10,705,124

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

          Statements of Assets, Liabilities, and Policy Owners' Equity

                               December 31, 2018

                                                                    SEGREGATED SUB-ACCOUNTS*
                                  ---------------------------------------------------------------------------------------------
                                                      JANUS           JANUS          MFS VIT          MFS VIT
                                      JANUS         HENDERSON       HENDERSON        II INTL          MID CAP      MORGSTANLEY
                                    HENDERSON        MID CP         OVERSEAS          VALUE           GROWTH         VIF EMG
                                    FORTY SS         VAL SS            SS              SC             SER SC        MK EQ CL 2
                                  --------------  --------------  --------------  --------------  -------------   -------------
ASSETS
Investments at net asset value    $   55,861,653       4,495,026      49,635,987       3,351,923      3,133,146       5,331,332
Receivable from Minnesota Life
   for policy purchase payments               --              --              --              --            559              --
Receivable for investments sold           81,125             689             919             244             --             632
                                  --------------  --------------  --------------  --------------  -------------   -------------
   Total assets                       55,942,778       4,495,715      49,636,906       3,352,167      3,133,705       5,331,964
                                  --------------  --------------  --------------  --------------  -------------   -------------

LIABILITIES
Payable to Minnesota Life for
   policy terminations,
   withdrawal payments and
   mortality and expense
   charges                                81,125             689             919             244             --             632
Payable for investments
   purchased                                  --              --              --              --            559              --
                                  --------------  --------------  --------------  --------------  -------------   -------------
   Total liabilities                      81,125             689             919             244            559             632
                                  --------------  --------------  --------------  --------------  -------------   -------------
   Net assets applicable to
     policy owners                $   55,861,653       4,495,026      49,635,987       3,351,923      3,133,146       5,331,332
                                  ==============  ==============  ==============  ==============  =============   =============

   Total policy owners' equity    $   55,861,653       4,495,026      49,635,987       3,351,923      3,133,146       5,331,332

   Investment shares                   1,685,118         330,031       1,935,881         136,257        407,962         369,206
   Investments at cost            $   58,560,553       5,379,047      63,249,296       3,477,790      3,494,929       5,571,705

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

          Statements of Assets, Liabilities, and Policy Owners' Equity

                               December 31, 2018

                                                                    SEGREGATED SUB-ACCOUNTS*
                                  ---------------------------------------------------------------------------------------------
                                   MORNINGSTAR                                                      MORNINGSTAR      NEUBERGER
                                      AGGR        MORNINGSTAR       MORNINGSTAR     MORNINGSTAR        INC            BERMAN
                                     GROWTH         BALANCED       CONSERVATIVE       GROWTH         & GROWTH        SUSTAIN
                                     ETF II          ETF II           ETF II          ETF II          ETF II         EQ S CL
                                  --------------  --------------  --------------  --------------  -------------   -------------
ASSETS
Investments at net asset value    $    9,060,487       7,346,031       1,368,671      21,470,140      1,337,355       1,508,000
Receivable from Minnesota Life
   for policy purchase payments               --           2,457              --              --             --              --
Receivable for investments sold              686              --              40           3,033            214             152
                                  --------------  --------------  --------------  --------------  -------------   -------------
   Total assets                        9,061,173       7,348,488       1,368,711      21,473,173      1,337,569       1,508,152
                                  --------------  --------------  --------------  --------------  -------------   -------------

LIABILITIES
Payable to Minnesota Life for
   policy terminations,
   withdrawal payments and
   mortality and expense
   charges                                   686              --              40           3,033            214             152
Payable for investments
   purchased                                  --           2,457              --              --             --              --
                                  --------------  --------------  --------------  --------------  -------------   -------------
   Total liabilities                         686           2,457              40           3,033            214             152
                                  --------------  --------------  --------------  --------------  -------------   -------------
   Net assets applicable to
     policy owners                $    9,060,487       7,346,031       1,368,671      21,470,140      1,337,355       1,508,000
                                  ==============  ==============  ==============  ==============  =============   =============

   Total policy owners' equity    $    9,060,487       7,346,031       1,368,671      21,470,140      1,337,355       1,508,000

   Investment shares                     860,445         771,642         130,973       2,211,137        137,730          66,169
   Investments at cost            $   10,087,181       8,604,464       1,454,050      24,661,054      1,501,621       1,536,932

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

          Statements of Assets, Liabilities, and Policy Owners' Equity

                               December 31, 2018

                                                                    SEGREGATED SUB-ACCOUNTS*
                                  ---------------------------------------------------------------------------------------------
                                   OPPENHEIMER     OPPENHEIMER        PIMCO         PIMCO VIT      PUTNAM VT
                                      INTL            MS SM          VIT LOW          TOTAL          EQUITY        PUTNAM VT
                                      GROW             CAP          DUR PORT         RETURN          INCOME          GROWTH
                                      VA SS           VA SS          ADV CL          ADV CL          CL IB         OPP CL IB
                                  --------------  --------------  --------------  --------------  -------------   -------------
ASSETS
Investments at net asset value    $   18,618,344       1,960,575       4,600,302      35,029,181      8,029,089       3,441,729
Receivable from Minnesota Life
   for policy purchase payments           34,611              --              --          32,054             --              --
Receivable for investments sold               --             312           1,444              --          2,336           1,019
                                  --------------  --------------  --------------  --------------  -------------   -------------
   Total assets                       18,652,955       1,960,887       4,601,746      35,061,235      8,031,425       3,442,748
                                  --------------  --------------  --------------  --------------  -------------   -------------

LIABILITIES
Payable to Minnesota Life for
   policy terminations,
   withdrawal payments and
   mortality and expense
   charges                                    --             312           1,444              --          2,336           1,019
Payable for investments
   purchased                              34,611              --              --          32,054             --              --
                                  --------------  --------------  --------------  --------------  -------------   -------------
   Total liabilities                      34,611             312           1,444          32,054          2,336           1,019
                                  --------------  --------------  --------------  --------------  -------------   -------------
   Net assets applicable to
     policy owners                $   18,618,344       1,960,575       4,600,302      35,029,181      8,029,089       3,441,729
                                  ==============  ==============  ==============  ==============  =============   =============

   Total policy owners' equity    $   18,618,344       1,960,575       4,600,302      35,029,181      8,029,089       3,441,729

   Investment shares                   8,782,238          97,882         456,379       3,342,479        347,279         359,637
   Investments at cost            $   20,973,355       2,270,553       4,705,522      36,557,692      8,208,266       3,357,990

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

          Statements of Assets, Liabilities, and Policy Owners' Equity

                               December 31, 2018

                                                                    SEGREGATED SUB-ACCOUNTS*
                                  ---------------------------------------------------------------------------------------------
                                                     PUTNAM
                                     PUTNAM          VT SUS         SFT CORE        SFT GOVT       SFT INDEX          SFT
                                    VT INTER         LEADERS          BOND            MONEY          400 MC        INDEX 500
                                    EQ CL IB        FD CL IB          CL 2           MARKET           CL 2            CL 2
                                  --------------  --------------  --------------  --------------  -------------   -------------
ASSETS
Investments at net asset value    $    5,699,472       1,288,030     121,636,759      17,724,775     83,024,000     284,003,101
Receivable from Minnesota Life
   for policy purchase payments               --              --              --              --          6,245         114,125
Receivable for investments sold              909             175          49,829          14,046             --              --
                                  --------------  --------------  --------------  --------------  -------------   -------------
   Total assets                        5,700,381       1,288,205     121,686,588      17,738,821     83,030,245     284,117,226
                                  --------------  --------------  --------------  --------------  -------------   -------------

LIABILITIES
Payable to Minnesota Life for
   policy terminations,
   withdrawal payments and
   mortality and expense
   charges                                   909             175          49,829          14,046             --              --
Payable for investments
   purchased                                  --              --              --              --          6,245         114,125
                                  --------------  --------------  --------------  --------------  -------------   -------------
   Total liabilities                         909             175          49,829          14,046          6,245         114,125
                                  --------------  --------------  --------------  --------------  -------------   -------------
   Net assets applicable to
     policy owners                $    5,699,472       1,288,030     121,636,759      17,724,775     83,024,000     284,003,101
                                  ==============  ==============  ==============  ==============  =============   =============

   Total policy owners' equity    $    5,699,472       1,288,030     121,636,759      17,724,775     83,024,000     284,003,101

   Investment shares                     468,321          38,541      52,961,167      17,724,775     19,378,454      28,704,431
   Investments at cost            $    5,914,464       1,361,894      99,489,093      17,724,775     43,349,095     136,562,265

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

          Statements of Assets, Liabilities, and Policy Owners' Equity

                               December 31, 2018

                                                                    SEGREGATED SUB-ACCOUNTS*
                                  ---------------------------------------------------------------------------------------------
                                                                                                                      SFT
                                                                    SFT IVY                         SFT T.         WELLINGTON
                                    SFT INTL                         SMALL         SFT REAL          ROWE            CORE
                                      BOND           SFT IVY          CAP           ESTATE          PRICE           EQUITY
                                      CL 2           GROWTH          GROWTH           CL 2           VALUE            CL 2
                                  --------------  --------------  --------------  --------------  -------------   -------------
ASSETS
Investments at net asset value    $   25,310,271     272,913,499     106,191,511      50,452,825     76,861,436      58,619,862
Receivable from Minnesota Life
   for policy purchase payments               --              --              --              --             --              --
Receivable for investments sold            5,507          84,379          17,981           4,042         10,139          19,222
                                  --------------  --------------  --------------  --------------  -------------   -------------
   Total assets                       25,315,778     272,997,878     106,209,492      50,456,867     76,871,575      58,639,084
                                  --------------  --------------  --------------  --------------  -------------   -------------

LIABILITIES
Payable to Minnesota Life for
   policy terminations,
   withdrawal payments and
   mortality and expense
   charges                                 5,507          84,379          17,981           4,042         10,139          19,222
Payable for investments
   purchased                                  --              --              --              --             --              --
                                  --------------  --------------  --------------  --------------  -------------   -------------
   Total liabilities                       5,507          84,379          17,981           4,042         10,139          19,222
                                  --------------  --------------  --------------  --------------  -------------   -------------
   Net assets applicable to
     policy owners                $   25,310,271     272,913,499     106,191,511      50,452,825     76,861,436      58,619,862
                                  ==============  ==============  ==============  ==============  =============   =============

   Total policy owners' equity    $   25,310,271     272,913,499     106,191,511      50,452,825     76,861,436      58,619,862

   Investment shares                  10,095,486      17,049,202       6,995,150      11,410,381      6,115,423       4,215,417
   Investments at cost            $   22,605,275     172,271,614      71,347,078      44,600,534     64,286,729      42,853,994

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2018

                                                                    SEGREGATED SUB-ACCOUNTS*
                                  ---------------------------------------------------------------------------------------------
                                     AB VPS        AM CENTURY      AM CENTURY      AMER FUNDS      AMER FUNDS      AMER FUNDS
                                   INTL VALUE       VP INC &         VP INFL         IS GLBL        IS GLBL         IS GLBL
                                      CL B          GRO CL II       PRO CL II       BOND CL 2     GROWTH CL 2      SM CP CL 2
                                  --------------  --------------  --------------  --------------  -------------   -------------
INVESTMENT INCOME (LOSS) - NET
   Investment income
     distributions from
     underlying mutual fund       $        8,010         155,437         140,608          56,787         41,307           3,842
   Mortality, expense and
     administrative charges
     (note 3)                             (3,783)        (45,756)        (24,671)        (13,799)       (30,575)        (23,053)
     Fees waived (note 3)                     --              --              --              --             --              --
                                  --------------  --------------  --------------  --------------  -------------   -------------
     Investment income (loss) -
        net                                4,227         109,681         115,937          42,988         10,732         (19,211)
                                  --------------  --------------  --------------  --------------  -------------   -------------

REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS -
   NET
   Realized gain distributions
     from underlying mutual
     fund                                     --         643,953              --           8,950        423,112         220,113

   Realized gains (losses) on
     sales of investments
     Proceeds from sales                 231,217         904,394       1,834,170       1,163,346        996,283       1,081,972
     Cost of investments sold           (208,348)       (668,111)     (1,983,798)     (1,122,653)      (862,488)     (1,174,613)
                                  --------------  --------------  --------------  --------------  -------------   -------------
   Realized gains (losses) on
     sales of investments                 22,869         236,283        (149,628)         40,693        133,795         (92,641)

     Net realized gains
        (losses) on investments           22,869         880,236        (149,628)         49,643        556,907         127,472

   Net change in unrealized
     appreciation
     (depreciation) of
     investments                        (205,158)     (1,818,590)       (124,037)       (143,700)    (1,163,057)       (567,335)
                                  --------------  --------------  --------------  --------------  -------------   -------------

     Realized and unrealized
        gains (losses) on
        investments - net               (182,289)       (938,354)       (273,665)        (94,057)      (606,150)       (439,863)
                                  --------------  --------------  --------------  --------------  -------------   -------------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                     $     (178,062)       (828,673)       (157,728)        (51,069)      (595,418)       (459,074)
                                  ==============  ==============  ==============  ==============  =============   =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2018

                                                                    SEGREGATED SUB-ACCOUNTS*
                                  ---------------------------------------------------------------------------------------------
                                                      AMER                                         AMER FUNDS
                                   AMER FUNDS       FUNDS IS          AMER         AMER FUNDS        IS US        FIDELITY VIP
                                    IS GROWTH      GROWTH-INC       FUNDS IS         IS NEW         GOVT/AAA      EQUITY-INCOME
                                      CL 2            CL 2          INTL CL 2      WORLD CL 2         CL 2            SC2
                                  --------------  --------------  --------------  --------------  -------------   -------------
INVESTMENT INCOME (LOSS) - NET
   Investment income
     distributions from
     underlying mutual fund       $      108,499         283,682         270,656         140,743         20,809       1,808,559
   Mortality, expense and
     administrative charges
     (note 3)                           (123,003)        (99,844)        (73,525)        (83,648)        (6,359)       (447,910)
     Fees waived (note 3)                     --              --              --              --             --              --
                                  --------------  --------------  --------------  --------------  -------------   -------------
     Investment income (loss) -
        net                              (14,504)        183,838         197,131          57,095         14,450       1,360,649
                                  --------------  --------------  --------------  --------------  -------------   -------------

REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS -
   NET
   Realized gain distributions
     from underlying mutual
     fund                              2,391,525       1,351,309         658,274         454,904             --       4,201,144

   Realized gains (losses) on
     sales of investments
     Proceeds from sales               2,026,307       1,068,015       1,032,729      13,118,355        824,599       9,129,766
     Cost of investments sold         (2,043,943)     (1,121,426)     (1,052,945)    (10,474,911)      (862,890)     (6,692,366)
                                  --------------  --------------  --------------  --------------  -------------   -------------
   Realized gains (losses) on
     sales of investments                (17,636)        (53,411)        (20,216)      2,643,444        (38,291)      2,437,400

     Net realized gains
        (losses) on investments        2,373,889       1,297,898         638,058       3,098,348        (38,291)      6,638,544

   Net change in unrealized
     appreciation
     (depreciation) of
     investments                      (2,620,408)     (1,918,227)     (3,022,563)     (5,250,894)        22,572     (15,732,178)
                                  --------------  --------------  --------------  --------------  -------------   -------------

     Realized and unrealized
        gains (losses) on
        investments - net               (246,519)       (620,329)     (2,384,505)     (2,152,546)       (15,719)     (9,093,634)
                                  --------------  --------------  --------------  --------------  -------------   -------------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                     $     (261,023)       (436,491)     (2,187,374)     (2,095,451)        (1,269)     (7,732,985)
                                  ==============  ==============  ==============  ==============  =============   =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2018

                                                                    SEGREGATED SUB-ACCOUNTS*
                                  ---------------------------------------------------------------------------------------------
                                    FIDELITY        FRANKLIN        FRANKLIN        FRANKLIN        FRANKLIN        GOLDMAN
                                     VIP MID        DEV MKTS       MUTUAL SHS       SMALL CP        SM-MD CP       SACHS VI HQ
                                     CAP SC2        VIP CL 2        VIP CL 2      VAL VIP CL 2    GR VIP CL 2      FLT RT SS
                                  --------------  --------------  --------------  --------------  -------------   -------------
INVESTMENT INCOME (LOSS) - NET
   Investment income
     distributions from
     underlying mutual fund       $      232,674         281,806         241,921          69,576             --          45,736
   Mortality, expense and
     administrative charges
     (note 3)                           (296,157)       (165,288)        (51,723)        (40,205)      (127,402)        (12,298)
     Fees waived (note 3)                     --              --              --              --             --              --
                                  --------------  --------------  --------------  --------------  -------------   -------------
     Investment income (loss) -
        net                              (63,483)        116,518         190,198          29,371       (127,402)         33,438
                                  --------------  --------------  --------------  --------------  -------------   -------------

REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS -
   NET
   Realized gain distributions
     from underlying mutual
     fund                              5,195,400              --         376,701       1,184,897      2,600,204              --

   Realized gains (losses) on
     sales of investments
     Proceeds from sales               6,726,608       2,922,573       1,357,791       1,245,863      2,285,299         554,980
     Cost of investments sold         (5,272,458)     (3,471,523)       (966,151)     (1,179,810)    (2,240,237)       (561,587)
                                  --------------  --------------  --------------  --------------  -------------   -------------
   Realized gains (losses) on
     sales of investments              1,454,150        (548,950)        391,640          66,053         45,062          (6,607)

     Net realized gains
        (losses) on investments        6,649,550        (548,950)        768,341       1,250,950      2,645,266          (6,607)

   Net change in unrealized
     appreciation
     (depreciation) of
     investments                     (14,949,736)     (5,227,228)     (1,886,570)     (2,399,306)    (3,810,654)         (2,944)
                                  --------------  --------------  --------------  --------------  -------------   -------------

     Realized and unrealized
        gains (losses) on
        investments - net             (8,300,186)     (5,776,178)     (1,118,229)     (1,148,356)    (1,165,388)         (9,551)
                                  --------------  --------------  --------------  --------------  -------------   -------------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                     $   (8,363,669)     (5,659,660)       (928,031)     (1,118,985)    (1,292,790)         23,887
                                  ==============  ==============  ==============  ==============  =============   =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2018

                                                                    SEGREGATED SUB-ACCOUNTS*
                                  ---------------------------------------------------------------------------------------------
                                     INVESCO       INVESCO VI        INVESCO         INVESCO        INVESCO       IVY VIP ASSET
                                     VI AMER        COMSTOCK        VI EQUITY       VI GROWTH      VI SM CAP        STRATEGY
                                   VALUE SR II        SR II        & INC SR II     & INC SR II     EQTY SR II        CL II
                                  --------------  --------------  --------------  --------------  -------------   -------------
INVESTMENT INCOME (LOSS) - NET
   Investment income
     distributions from
     underlying mutual fund       $        4,818          99,843          57,390          19,574             --         574,804
   Mortality, expense and
     administrative charges
     (note 3)                            (13,541)        (33,585)        (14,824)         (5,281)       (15,059)       (158,498)
     Fees waived (note 3)                     --              --              --              --             --              --
                                  --------------  --------------  --------------  --------------  -------------   -------------
     Investment income (loss) -
        net                               (8,723)         66,258          42,566          14,293        (15,059)        416,306
                                  --------------  --------------  --------------  --------------  -------------   -------------

REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS -
   NET
   Realized gain distributions
     from underlying mutual
     fund                                347,531         686,734         127,511         102,899        210,904       1,255,222

   Realized gains (losses) on
     sales of investments
     Proceeds from sales                 913,672         447,140         501,103          65,106        233,799       3,510,157
     Cost of investments sold           (887,724)       (308,069)       (491,305)        (62,129)      (240,650)     (3,818,963)
                                  --------------  --------------  --------------  --------------  -------------   -------------
   Realized gains (losses) on
     sales of investments                 25,948         139,071           9,798           2,977         (6,851)       (308,806)

     Net realized gains
        (losses) on investments          373,479         825,805         137,309         105,876        204,053         946,416

   Net change in unrealized
     appreciation
     (depreciation) of
     investments                        (646,338)     (1,784,055)       (464,041)       (274,656)      (653,709)     (3,103,289)
                                  --------------  --------------  --------------  --------------  -------------   -------------

     Realized and unrealized
        gains (losses) on
        investments - net               (272,859)       (958,250)       (326,732)       (168,780)      (449,656)     (2,156,873)
                                  --------------  --------------  --------------  --------------  -------------   -------------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                     $     (281,582)       (891,992)       (284,166)       (154,487)      (464,715)     (1,740,567)
                                  ==============  ==============  ==============  ==============  =============   =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2018

                                                                    SEGREGATED SUB-ACCOUNTS*
                                  ---------------------------------------------------------------------------------------------
                                                                     IVY VIP                       IVY VIP          IVY VIP
                                     IVY VIP         IVY VIP         GLOBAL          IVY VIP      INTL CORE        MICRO CAP
                                    BALANCED       CORE EQUITY       GROWTH         HIGH INCOME     EQUITY           GROWTH
                                      CL II           CL II           CL II           CL II          CL II          CL II (A)
                                  --------------  --------------  --------------  --------------  -------------   -------------
INVESTMENT INCOME (LOSS) - NET
   Investment income
     distributions from
     underlying mutual fund       $    1,763,851          74,460          51,409         943,108      2,408,233              --
   Mortality, expense and
     administrative charges
     (note 3)                           (565,753)        (80,048)        (55,441)        (72,748)      (781,529)        (90,856)
     Fees waived (note 3)                     --              --              --              --             --              --
                                  --------------  --------------  --------------  --------------  -------------   -------------
     Investment income (loss) -
        net                            1,198,098          (5,588)         (4,032)        870,360      1,626,704         (90,856)
                                  --------------  --------------  --------------  --------------  -------------   -------------

REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS -
   NET
   Realized gain distributions
     from underlying mutual
     fund                              1,737,358       1,238,064         659,041              --      4,210,938         957,311

   Realized gains (losses) on
     sales of investments
     Proceeds from sales              11,450,905       2,993,044       1,337,350       3,347,050     12,470,282      22,972,845
     Cost of investments sold        (12,931,049)     (3,318,516)     (1,047,514)     (3,886,918)   (16,345,433)    (22,219,024)
                                  --------------  --------------  --------------  --------------  -------------   -------------
   Realized gains (losses) on
     sales of investments             (1,480,144)       (325,472)        289,836        (539,868)    (3,875,151)        753,821

     Net realized gains
        (losses) on investments          257,214         912,592         948,877        (539,868)       335,787       1,711,132

   Net change in unrealized
     appreciation
     (depreciation) of
     investments                      (5,264,483)     (1,479,854)     (1,626,834)       (682,318)   (30,984,210)        (58,224)
                                  --------------  --------------  --------------  --------------  -------------   -------------

     Realized and unrealized
        gains (losses) on
        investments - net             (5,007,269)       (567,262)       (677,957)     (1,222,186)   (30,648,423)      1,652,908
                                  --------------  --------------  --------------  --------------  -------------   -------------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                     $   (3,809,171)       (572,850)       (681,989)       (351,826)   (29,021,719)      1,562,052
                                  ==============  ==============  ==============  ==============  =============   =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2018

                                                                    SEGREGATED SUB-ACCOUNTS*
                                  ---------------------------------------------------------------------------------------------
                                     IVY VIP         IVY VIP         IVY VIP         IVY VIP        IVY VIP
                                     MID CAP         NATURAL         SCIENCE        SMALL CAP        SMALL          IVY VIP
                                     GROWTH            RES           & TECH           CORE         CAP GROWTH        VALUE
                                      CL II           CL II           CL II           CL II        CL II (B)         CL II
                                  --------------  --------------  --------------  --------------  -------------   -------------
INVESTMENT INCOME (LOSS) - NET
   Investment income
     distributions from
     underlying mutual fund       $           --          18,755              --          77,426             --       1,181,357
   Mortality, expense and
     administrative charges
     (note 3)                            (24,473)        (30,879)        (78,813)       (344,434)       (17,299)       (320,601)
     Fees waived (note 3)                     --              --              --              --             --              --
                                  --------------  --------------  --------------  --------------  -------------   -------------
     Investment income (loss) -
        net                              (24,473)        (12,124)        (78,813)       (267,008)       (17,299)        860,756
                                  --------------  --------------  --------------  --------------  -------------   -------------

REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS -
   NET
   Realized gain distributions
     from underlying mutual
     fund                                210,905              --       1,986,852      12,267,680             --        1,899,206

   Realized gains (losses) on
     sales of investments
     Proceeds from sales                 842,436       1,105,725       3,460,424       7,207,502        196,729       5,187,777
     Cost of investments sold           (708,634)       (830,039)     (3,035,167)     (4,487,749)      (197,027)     (5,543,834)
                                  --------------  --------------  --------------  --------------  -------------   -------------
   Realized gains (losses) on
     sales of investments                133,802         275,686         425,257       2,719,753           (298)       (356,057)

     Net realized gains
        (losses) on investments          344,707         275,686       2,412,109      14,987,433           (298)      1,543,149

   Net change in unrealized
     appreciation
     (depreciation) of
     investments                        (452,947)     (1,734,417)     (3,002,688)    (21,371,177)      (882,385)     (7,008,671)
                                  --------------  --------------  --------------  --------------  -------------   -------------

     Realized and unrealized
        gains (losses) on
        investments - net               (108,240)     (1,458,731)       (590,579)     (6,383,744)      (882,683)     (5,465,522)
                                  --------------  --------------  --------------  --------------  -------------   -------------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                     $     (132,713)     (1,470,855)       (669,392)     (6,650,752)      (899,982)     (4,604,766)
                                  ==============  ==============  ==============  ==============  =============   =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2018

                                                                    SEGREGATED SUB-ACCOUNTS*
                                  ---------------------------------------------------------------------------------------------
                                      JANUS           JANUS           JANUS           JANUS           MFS           MFS VIT
                                    HENDERSON       HENDERSON       HENDERSON       HENDERSON        VIT II         MID CAP
                                    BALANCED          FORTY        MID CP VAL       OVERSEAS       INTL VALUE      GROWTH SER
                                       SS              SS              SS              SS              SC              SC
                                  --------------  --------------  --------------  --------------  -------------   -------------
INVESTMENT INCOME (LOSS) - NET
   Investment income
     distributions from
     underlying mutual fund       $      214,762              --          48,219         963,108         30,458              --
   Mortality, expense and
     administrative charges
     (note 3)                            (60,489)       (316,140)        (27,308)       (291,371)       (18,519)        (18,178)
     Fees waived (note 3)                     --              --              --              --             --              --
                                  --------------  --------------  --------------  --------------  -------------   -------------
     Investment income (loss) -
        net                              154,273        (316,140)         20,911         671,737         11,939         (18,178)
                                  --------------  --------------  --------------  --------------  -------------   -------------

REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS -
   NET
   Realized gain distributions
     from underlying mutual
     fund                                307,543       9,097,765         492,137              --         37,867         535,404

   Realized gains (losses) on
     sales of investments
     Proceeds from sales                 942,861       6,817,876         930,756       4,708,706      1,063,006       1,291,123
     Cost of investments sold           (698,998)     (6,898,872)     (1,049,001)     (8,623,532)      (853,281)     (1,111,218)
                                  --------------  --------------  --------------  --------------  -------------   -------------
   Realized gains (losses) on
     sales of investments                243,863         (80,996)       (118,245)     (3,914,826)       209,725         179,905

     Net realized gains
        (losses) on investments          551,406       9,016,769         373,892      (3,914,826)       247,592         715,309

   Net change in unrealized
     appreciation
     (depreciation) of
     investments                        (740,877)     (7,548,944)     (1,141,770)     (5,787,797)      (646,009)       (632,756)
                                  --------------  --------------  --------------  --------------  -------------   -------------

     Realized and unrealized
        gains (losses) on
        investments - net               (189,471)      1,467,825        (767,878)     (9,702,623)      (398,417)         82,553
                                  --------------  --------------  --------------  --------------  -------------   -------------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                     $      (35,198)      1,151,685        (746,967)     (9,030,886)      (386,478)         64,375
                                  ==============  ==============  ==============  ==============  =============   =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2018

                                                                    SEGREGATED SUB-ACCOUNTS*
                                  ---------------------------------------------------------------------------------------------
                                   MORGSTANLEY                                                                     MORNINGSTAR
                                     VIF EMG       MORNINGSTAR     MORNINGSTAR     MORNINGSTAR     MORNINGSTAR        INC &
                                      MK EQ        AGGR GROWTH      BALANCED       CONSERVATIVE      GROWTH          GROWTH
                                      CL 2           ETF II          ETF II          ETF II          ETF II          ETF II
                                  --------------  --------------  --------------  --------------  -------------   -------------
INVESTMENT INCOME (LOSS) - NET
   Investment income
     distributions from
     underlying mutual fund       $       25,032         135,424         148,022          30,033        386,423          29,018
   Mortality, expense and
     administrative charges
     (note 3)                            (32,262)        (50,473)        (41,485)         (8,312)      (112,180)         (6,905)
     Fees waived (note 3)                     --              --              --              --             --              --
                                  --------------  --------------  --------------  --------------  -------------   -------------
     Investment income (loss) -
        net                               (7,230)         84,951         106,537          21,721        274,243          22,113
                                  --------------  --------------  --------------  --------------  -------------   -------------

REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS -
   NET
   Realized gain distributions
     from underlying mutual
     fund                                     --         798,148         665,888          20,030      2,180,717          53,202

   Realized gains (losses) on
     sales of investments
     Proceeds from sales               1,629,816         972,507       1,951,844       1,153,322      2,648,894         162,937
     Cost of investments sold         (1,328,583)       (784,464)     (1,815,779)     (1,185,264)    (2,095,039)       (160,639)
                                  --------------  --------------  --------------  --------------  -------------   -------------
   Realized gains (losses) on
     sales of investments                301,233         188,043         136,065         (31,942)       553,855           2,298

     Net realized gains
        (losses) on investments          301,233         986,191         801,953         (11,912)     2,734,572          55,500

   Net change in unrealized
     appreciation
     (depreciation) of
     investments                      (1,479,252)     (2,045,630)     (1,422,934)        (56,179)    (4,991,241)       (144,730)
                                  --------------  --------------  --------------  --------------  -------------   -------------

     Realized and unrealized
        gains (losses) on
        investments - net             (1,178,019)     (1,059,439)       (620,981)        (68,091)    (2,256,669)        (89,230)
                                  --------------  --------------  --------------  --------------  -------------   -------------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                     $   (1,185,249)       (974,488)       (514,444)        (46,370)    (1,982,426)        (67,117)
                                  ==============  ==============  ==============  ==============  =============   =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2018

                                                                    SEGREGATED SUB-ACCOUNTS*
                                  ---------------------------------------------------------------------------------------------
                                    NEUBERGER                                        PIMCO          PIMCO           PUTNAM
                                     BERMAN       OPPENHEIMER     OPPENHEIMER       VIT LOW        VIT TOTAL       VT EQUITY
                                     SUSTAIN        INTL GROW         MS SM         DUR PORT         RETURN          INCOME
                                     EQ S CL          VA SS         CAP VA SS        ADV CL          ADV CL          CL IB
                                  --------------  --------------  --------------  --------------  -------------   -------------
INVESTMENT INCOME (LOSS) - NET
   Investment income
     distributions from
     underlying mutual fund       $        3,494         131,984           1,355          90,005        860,446          52,014
   Mortality, expense and
     administrative charges
     (note 3)                             (8,542)       (111,407)        (11,677)        (25,349)      (176,711)        (38,680)
     Fees waived (note 3)                     --              --              --              --             --              --
                                  --------------  --------------  --------------  --------------  -------------   -------------
     Investment income (loss) -
        net                               (5,048)         20,577         (10,322)         64,656        683,735          13,334
                                  --------------  --------------  --------------  --------------  -------------   -------------

REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS -
   NET
   Realized gain distributions
     from underlying mutual
     fund                                 90,926         418,335         295,726              --        421,902         333,618

   Realized gains (losses) on
     sales of investments
     Proceeds from sales                 222,134       2,766,788         460,487       2,121,653      4,657,706       1,074,470
     Cost of investments sold           (201,013)     (2,557,001)       (417,128)     (2,219,905)    (5,028,372)       (800,793)
                                  --------------  --------------  --------------  --------------  -------------   -------------
   Realized gains (losses) on
     sales of investments                 21,121         209,787          43,359         (98,252)      (370,666)        273,677

     Net realized gains
        (losses) on investments          112,047         628,122         339,085         (98,252)        51,236         607,295

   Net change in unrealized
     appreciation
     (depreciation) of
     investments                        (205,341)     (5,232,294)       (568,386)         16,570     (1,133,933)     (1,425,635)
                                  --------------  --------------  --------------  --------------  -------------   -------------

     Realized and unrealized
        gains (losses) on
        investments - net                (93,294)     (4,604,172)       (229,301)        (81,682)    (1,082,697)       (818,340)
                                  --------------  --------------  --------------  --------------  -------------   -------------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                     $      (98,342)     (4,583,595)       (239,623)        (17,026)      (398,962)       (805,006)
                                  ==============  ==============  ==============  ==============  =============   =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2018

                                                                    SEGREGATED SUB-ACCOUNTS*
                                  ---------------------------------------------------------------------------------------------
                                     PUTNAM          PUTNAM          PUTNAM            SFT            SFT
                                    VT GROWTH       VT INTER         VT SUS           CORE            GOVT           SFT
                                     OPP CL           EQ CL        LEADERS FD         BOND           MONEY         INDEX 400
                                       IB              IB             CL IB           CL 2           MARKET         MC CL 2
                                  --------------  --------------  --------------  --------------  -------------   -------------
INVESTMENT INCOME (LOSS) - NET
   Investment income
     distributions from
     underlying mutual fund       $           --          91,764              --              --        223,931              --
   Mortality, expense and
     administrative charges
     (note 3)                            (17,500)        (33,241)         (7,551)       (494,001)       (97,176)       (487,911)
     Fees waived (note 3)                     --              --              --              --             --              --
                                  --------------  --------------  --------------  --------------  -------------   -------------
     Investment income (loss) -
        net                              (17,500)         58,523          (7,551)       (494,001)       126,755        (487,911)
                                  --------------  --------------  --------------  --------------  -------------   -------------

REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS -
   NET
   Realized gain distributions
     from underlying mutual
     fund                                189,317              --         201,523              --             --              --

   Realized gains (losses) on
     sales of investments
     Proceeds from sales                 922,982         795,438         524,364      10,378,128     12,131,853       6,621,661
     Cost of investments sold           (742,814)       (549,155)       (496,558)     (6,938,069)   (12,131,853)     (2,548,480)
                                  --------------  --------------  --------------  --------------  -------------   -------------
   Realized gains (losses) on
     sales of investments                180,168         246,283          27,806       3,440,059             --       4,073,181

     Net realized gains
        (losses) on investments          369,485         246,283         229,329       3,440,059             --       4,073,181

   Net change in unrealized
     appreciation
     (depreciation) of
     investments                        (346,121)     (1,663,370)       (220,959)     (3,966,146)            --     (14,821,190)
                                  --------------  --------------  --------------  --------------  -------------   -------------

     Realized and unrealized
        gains (losses) on
        investments - net                 23,364      (1,417,087)          8,370        (526,087)            --     (10,748,009)
                                  --------------  --------------  --------------  --------------  -------------   -------------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                     $        5,864      (1,358,564)            819      (1,020,088)       126,755     (11,235,920)
                                  ==============  ==============  ==============  ==============  =============   =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2018

                                                                    SEGREGATED SUB-ACCOUNTS*
                                  ---------------------------------------------------------------------------------------------
                                       SFT             SFT             SFT             SFT            SFT             SFT
                                      INDEX           INTL             IVY          IVY SMALL       MORTGAGE       REAL ESTATE
                                    500 CL 2        BOND CL 2        GROWTH        CAP GROWTH       CL 2 (C)          CL 2
                                  --------------  --------------  --------------  --------------  -------------   -------------
INVESTMENT INCOME (LOSS) - NET
   Investment income
     distributions from
     underlying mutual fund       $           --              --              --              --             --              --
   Mortality, expense and
     administrative charges
     (note 3)                         (1,589,711)       (127,840)     (1,544,310)       (631,808)      (136,846)       (269,287)
     Fees waived (note 3)                     --              --              --              --             --              --
                                  --------------  --------------  --------------  --------------  -------------   -------------
     Investment income (loss) -
        net                           (1,589,711)       (127,840)     (1,544,310)       (631,808)      (136,846)       (269,287)
                                  --------------  --------------  --------------  --------------  -------------   -------------

REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS -
   NET
   Realized gain distributions
     from underlying mutual
     fund                                     --              --              --              --             --              --

   Realized gains (losses) on
     sales of investments
     Proceeds from sales              25,404,385       3,215,862      32,963,197      11,696,967     31,646,635       4,497,863
     Cost of investments sold         (7,925,062)     (2,077,642)    (19,180,944)     (6,694,913)   (26,263,216)     (2,094,398)
                                  --------------  --------------  --------------  --------------  -------------   -------------
   Realized gains (losses) on
     sales of investments             17,479,323       1,138,220      13,782,253       5,002,054      5,383,419       2,403,465

     Net realized gains
        (losses) on investments       17,479,323       1,138,220      13,782,253       5,002,054      5,383,419       2,403,465

   Net change in unrealized
     appreciation
     (depreciation) of
     investments                     (31,193,792)       (794,668)     (5,083,262)     (8,362,323)    (5,796,088)     (5,226,878)
                                  --------------  --------------  --------------  --------------  -------------   -------------

     Realized and unrealized
        gains (losses) on
        investments - net            (13,714,469)        343,552       8,698,991      (3,360,269)      (412,669)     (2,823,413)
                                  --------------  --------------  --------------  --------------  -------------   -------------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                     $  (15,304,180)        215,712       7,154,681      (3,992,077)      (549,515)     (3,092,700)
                                  ==============  ==============  ==============  ==============  =============   =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2018

                                           SEGREGATED
                                          SUB-ACCOUNTS*
                                  ------------------------------
                                                      SFT
                                                   WELLINGTON
                                    SFT T. ROWE       CORE
                                    PRICE VALUE    EQUITY CL 2
                                  --------------  --------------
INVESTMENT INCOME (LOSS) - NET
   Investment income
     distributions from
     underlying mutual fund       $           --              --
   Mortality, expense and
     administrative charges
     (note 3)                           (445,333)       (336,569)
     Fees waived (note 3)                     --         129,747
                                  --------------  --------------
     Investment income (loss) -
        net                             (445,333)       (206,822)
                                  --------------  --------------

REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS -
   NET
   Realized gain distributions
     from underlying mutual
     fund                                     --              --

   Realized gains (losses) on
     sales of investments
     Proceeds from sales              11,762,403       8,600,389
     Cost of investments sold         (8,468,392)     (5,765,970)
                                  --------------  --------------
   Realized gains (losses) on
     sales of investments              3,294,011       2,834,419

     Net realized gains
        (losses) on investments        3,294,011       2,834,419

   Net change in unrealized
     appreciation
     (depreciation) of
     investments                     (11,646,737)     (3,876,565)
                                  --------------  --------------

     Realized and unrealized
        gains (losses) on
        investments - net             (8,352,726)     (1,042,146)
                                  --------------  --------------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                     $   (8,798,059)     (1,248,968)
                                  ==============  ==============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

(a) For the period from January 1, 2018 through November 2, 2018.
(b) For the period from November 2, 2018 through December 31, 2018.
(c) For the period from January 1, 2018 through November 30, 2018.

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods ended December 31, 2018 and 2017

                                                                    SEGREGATED SUB-ACCOUNTS*
                                  ---------------------------------------------------------------------------------------------
                                                    AM CENTURY      AM CENTURY      AMER FUNDS     AMER FUNDS      AMER FUNDS
                                    AB VPS INTL    VP INC & GRO     VP INFL PRO    IS GLBL BOND     IS GLBL        IS GLBL SM
                                    VALUE CL B        CL II           CL II            CL 2        GROWTH CL 2       CP CL 2
                                  --------------  --------------  --------------  --------------  -------------   -------------
YEAR OR PERIOD ENDED
   DECEMBER 31, 2017
Operations
   Investment income (loss) -
     net                          $       11,831         121,983         104,166          (3,386)        12,303          (3,137)
   Net realized gains (losses)
     on investments                       47,993         465,875         (99,554)         17,823        122,071         (55,692)
   Net change in unrealized
     appreciation
     (depreciation) of
     investments                          76,814         773,833         145,682         151,049        828,546         809,440
                                  --------------  --------------  --------------  --------------  -------------   -------------
Net increase (decrease) in net
   assets resulting from
   operations                            136,638       1,361,691         150,294         165,486        962,920         750,611

Policy transactions (notes 3
   and 6)
   Policy purchase payments              662,209         576,316         815,017         571,922      2,352,034       1,681,056
   Policy terminations,
     withdrawal payments and
     charges                            (357,944)       (793,257)       (550,596)       (205,311)      (502,294)       (341,703)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
   assets from policy
   transactions                          304,265        (216,941)        264,421         366,611      1,849,740       1,339,353
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
   assets                                440,903       1,144,750         414,715         532,097      2,812,660       2,089,964
Net assets at the beginning of
   year or period                        440,637       7,005,952       4,556,057       2,473,989      2,671,979       2,385,575
                                  --------------  --------------  --------------  --------------  -------------   -------------
NET ASSETS AT THE END OF YEAR
   OR PERIOD                      $      881,540       8,150,702       4,970,772       3,006,086      5,484,639       4,475,539
                                  ==============  ==============  ==============  ==============  =============   =============

YEAR OR PERIOD ENDED
   DECEMBER 31, 2018
Operations
   Investment income (loss) -
     net                          $        4,227         109,681         115,937          42,988         10,732         (19,211)
   Net realized gains (losses)
     on investments                       22,869         880,236        (149,628)         49,643        556,907         127,472
   Net change in unrealized
     appreciation
     (depreciation) of
     investments                        (205,158)     (1,818,590)       (124,037)       (143,700)    (1,163,057)       (567,335)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Net increase (decrease) in net
   assets resulting from
   operations                           (178,062)       (828,673)       (157,728)        (51,069)      (595,418)       (459,074)

Policy transactions (notes 3
   and 6)
   Policy purchase payments               65,125       2,558,837       1,820,405         848,449      1,504,157         911,971
   Policy terminations,
     withdrawal payments and
     charges                            (228,923)       (881,095)     (1,821,977)     (1,157,037)      (984,117)     (1,072,353)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
   assets from policy
   transactions                         (163,798)      1,677,742          (1,572)       (308,588)       520,040        (160,382)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
   assets                               (341,860)        849,069        (159,300)       (359,657)       (75,378)       (619,456)
Net assets at the beginning of
   year or period                        881,540       8,150,702       4,970,772       3,006,086      5,484,639       4,475,539
                                  --------------  --------------  --------------  --------------  -------------   -------------
NET ASSETS AT THE END OF YEAR
   OR PERIOD                      $      539,680       8,999,771       4,811,472       2,646,429      5,409,261       3,856,083
                                  ==============  ==============  ==============  ==============  =============   =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods ended December 31, 2018 and 2017

                                                                    SEGREGATED SUB-ACCOUNTS*
                                  ---------------------------------------------------------------------------------------------
                                    AMER FUNDS       AMER FUNDS      AMER FUNDS     AMER FUNDS     AMER FUNDS      FIDELITY VIP
                                    IS GROWTH      IS GROWTH-INC      IS INTL      IS NEW WORLD       IS US       EQUITY-INCOME
                                       CL 2            CL 2            CL 2            CL 2       GOVT/AAA CL 2        SC2
                                  --------------  --------------  --------------  --------------  -------------   -------------
YEAR OR PERIOD ENDED
   DECEMBER 31, 2017
Operations
   Investment income (loss) -
     net                          $        6,849         158,324          97,819         121,654         12,126         890,652
   Net realized gains (losses)
     on investments                    1,661,325       1,005,154          43,099        (225,852)        (6,357)      1,658,435
   Net change in unrealized
     appreciation
     (depreciation) of
     investments                       2,738,287       2,125,237       2,881,849       5,680,303          8,373       7,575,129
                                  --------------  --------------  --------------  --------------  -------------   -------------
Net increase (decrease) in net
   assets resulting from
   operations                          4,406,461       3,288,715       3,022,767       5,576,105         14,142      10,124,216

Policy transactions (notes 3
   and 6)
   Policy purchase payments            4,156,290       1,906,404       4,471,145      14,356,790        388,736       2,686,592
   Policy terminations,
     withdrawal payments and
     charges                          (1,346,609)     (1,418,793)     (2,343,884)     (8,730,177)      (210,340)     (6,938,217)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
   assets from policy
   transactions                        2,809,681         487,611       2,127,261       5,626,613        178,396      (4,251,625)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
   assets                              7,216,142       3,776,326       5,150,028      11,202,718        192,538       5,872,591
Net assets at the beginning of
   year or period                     14,735,365      14,771,370       8,731,530      17,268,829      1,243,537      86,721,755
                                  --------------  --------------  --------------  --------------  -------------   -------------
NET ASSETS AT THE END OF YEAR
   OR PERIOD                      $   21,951,507      18,547,696      13,881,558      28,471,547      1,436,075      92,594,346
                                  ==============  ==============  ==============  ==============  =============   =============

YEAR OR PERIOD ENDED
   DECEMBER 31, 2018
Operations
   Investment income (loss) -
     net                          $      (14,504)        183,838         197,131          57,095         14,450       1,360,649
   Net realized gains (losses)
     on investments                    2,373,889       1,297,898         638,058       3,098,348        (38,291)      6,638,544
   Net change in unrealized
     appreciation
     (depreciation) of
     investments                      (2,620,408)     (1,918,227)     (3,022,563)     (5,250,894)        22,572     (15,732,178)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Net increase (decrease) in net
   assets resulting from
   operations                           (261,023)       (436,491)     (2,187,374)     (2,095,451)        (1,269)     (7,732,985)

Policy transactions (notes 3
   and 6)
   Policy purchase payments            3,290,783       1,396,690       3,595,778       1,222,639        542,331       2,663,532
   Policy terminations,
     withdrawal payments and
     charges                          (1,977,171)     (1,010,189)     (1,006,781)    (13,079,326)      (820,435)     (8,822,696)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
   assets from policy
   transactions                        1,313,612         386,501       2,588,997     (11,856,687)      (278,104)     (6,159,164)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
   assets                              1,052,589         (49,990)        401,623     (13,952,138)      (279,373)    (13,892,149)
Net assets at the beginning of
   year or period                     21,951,507      18,547,696      13,881,558      28,471,547      1,436,075      92,594,346
                                  --------------  --------------  --------------  --------------  -------------   -------------
NET ASSETS AT THE END OF YEAR
   OR PERIOD                      $   23,004,096      18,497,706      14,283,181      14,519,409      1,156,702      78,702,197
                                  ==============  ==============  ==============  ==============  =============   =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods ended December 31, 2018 and 2017

                                                                    SEGREGATED SUB-ACCOUNTS*
                                  ---------------------------------------------------------------------------------------------
                                                                    FRANKLIN        FRANKLIN       FRANKLIN SM-      GOLDMAN
                                   FIDELITY VIP    FRANKLIN DEV    MUTUAL SHS     SMALL CP VAL     MD CP GR VIP    SACHS VI HQ
                                   MID CAP SC2     MKTS VIP CL 2     VIP CL 2       VIP CL 2          CL 2          FLT RT SS
                                  --------------  --------------  --------------  --------------  -------------   -------------
YEAR OR PERIOD ENDED
   DECEMBER 31, 2017
Operations
   Investment income (loss) -
     net                          $       (4,259)        172,688         186,796             (52)      (118,963)         18,733
   Net realized gains (losses)
     on investments                    3,831,998        (912,273)      1,080,350         335,037      2,495,714          (3,172)
   Net change in unrealized
     appreciation
     (depreciation) of
     investments                       6,601,333      11,565,470        (460,338)        376,781      2,132,858           6,958
                                  --------------  --------------  --------------  --------------  -------------   -------------
Net increase (decrease) in net
   assets resulting from
   operations                         10,429,072      10,825,885         806,808         711,766      4,509,609          22,519

Policy transactions (notes 3
   and 6)
   Policy purchase payments              690,937       4,579,682         548,462       1,645,160        582,042         495,378
   Policy terminations,
     withdrawal payments and
     charges                          (5,240,024)     (7,774,677)     (1,465,916)     (2,381,339)    (3,402,596)       (263,474)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
   assets from policy
   transactions                       (4,549,087)     (3,194,995)       (917,454)       (736,179)    (2,820,554)        231,904
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
   assets                              5,879,985       7,630,890        (110,646)        (24,413)     1,689,055         254,423
Net assets at the beginning of
   year or period                     54,886,756      27,595,261      10,826,968       8,144,982     23,172,807       2,240,363
                                  --------------  --------------  --------------  --------------  -------------   -------------
NET ASSETS AT THE END OF YEAR
   OR PERIOD                      $   60,766,741      35,226,151      10,716,322       8,120,569     24,861,862       2,494,786
                                  ==============  ==============  ==============  ==============  =============   =============

YEAR OR PERIOD ENDED
   DECEMBER 31, 2018
Operations
   Investment income (loss) -
     net                          $      (63,483)        116,518         190,198          29,371       (127,402)         33,438
   Net realized gains (losses)
     on investments                    6,649,550        (548,950)        768,341       1,250,950      2,645,266          (6,607)
   Net change in unrealized
     appreciation
     (depreciation) of
     investments                     (14,949,736)     (5,227,228)     (1,886,570)     (2,399,306)    (3,810,654)         (2,944)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Net increase (decrease) in net
   assets resulting from
   operations                         (8,363,669)     (5,659,660)       (928,031)     (1,118,985)    (1,292,790)         23,887

Policy transactions (notes 3
   and 6)
   Policy purchase payments            1,142,695       3,192,737         387,890       1,462,991        657,193         871,686
   Policy terminations,
     withdrawal payments and
     charges                          (6,508,734)     (2,820,379)     (1,326,545)     (1,228,797)    (2,206,842)       (548,555)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
   assets from policy
   transactions                       (5,366,039)        372,358        (938,655)        234,194     (1,549,649)        323,131
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
   assets                            (13,729,708)     (5,287,302)     (1,866,686)       (884,791)    (2,842,439)        347,018
Net assets at the beginning of
   year or period                     60,766,741      35,226,151      10,716,322       8,120,569     24,861,862       2,494,786
                                  --------------  --------------  --------------  --------------  -------------   -------------
NET ASSETS AT THE END OF YEAR
   OR PERIOD                      $   47,037,033      29,938,849       8,849,636       7,235,778     22,019,423       2,841,804
                                  ==============  ==============  ==============  ==============  =============   =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods ended December 31, 2018 and 2017

                                                                    SEGREGATED SUB-ACCOUNTS*
                                  ---------------------------------------------------------------------------------------------
                                   INVESCO VI                      INVESCO VI      INVESCO VI       INVESCO         IVY VIP
                                      AMER          INVESCO VI       EQUITY          GROWTH          VI SM           ASSET
                                      VALUE         COMSTOCK          & INC           & INC         CAP EQTY        STRATEGY
                                      SR II           SR II           SR II           SR II          SR II           CL II
                                  --------------  --------------  --------------  --------------  -------------   -------------
YEAR OR PERIOD ENDED
   DECEMBER 31, 2017
Operations
   Investment income (loss) -
     net                          $        1,399          88,499          26,587           7,573        (13,780)        330,108
   Net realized gains (losses)
     on investments                     (157,054)        430,974         119,965          41,262        144,710      (1,059,713)
   Net change in unrealized
     appreciation
     (depreciation) of
     investments                         412,998         438,910         128,337          69,936        211,177       5,917,938
                                  --------------  --------------  --------------  --------------  -------------   -------------
Net increase (decrease) in net
   assets resulting from
   operations                            257,343         958,383         274,889         118,771        342,107       5,188,333

Policy transactions (notes 3
   and 6)
   Policy purchase payments              371,928         494,063         470,652         861,662        265,764       1,045,838
   Policy terminations,
     withdrawal payments and
     charges                          (1,083,539)       (495,938)       (364,936)       (506,743)      (372,899)     (6,828,104)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
   assets from policy
   transactions                         (711,611)         (1,875)        105,716         354,919       (107,135)     (5,782,266)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
   assets                               (454,268)        956,508         380,605         473,690        234,972        (593,933)
Net assets at the beginning of
   year or period                      3,365,553       5,582,720       2,597,249         515,339      2,657,058      32,676,630
                                  --------------  --------------  --------------  --------------  -------------   -------------
NET ASSETS AT THE END OF YEAR
   OR PERIOD                      $    2,911,285       6,539,228       2,977,854         989,029      2,892,030      32,082,697
                                  ==============  ==============  ==============  ==============  =============   =============

YEAR OR PERIOD ENDED
   DECEMBER 31, 2018
Operations
   Investment income (loss) -
     net                          $       (8,723)         66,258          42,566          14,293        (15,059)        416,306
   Net realized gains (losses)
     on investments                      373,479         825,805         137,309         105,876        204,053         946,416
   Net change in unrealized
     appreciation
     (depreciation) of
     investments                        (646,338)     (1,784,055)       (464,041)       (274,656)      (653,709)     (3,103,289)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Net increase (decrease) in net
   assets resulting from
   operations                           (281,582)       (891,992)       (284,166)       (154,487)      (464,715)     (1,740,567)

Policy transactions (notes 3
   and 6)
   Policy purchase payments              307,005         806,427         298,177         171,945        313,584       1,188,863
   Policy terminations,
     withdrawal payments and
     charges                            (907,224)       (430,808)       (492,445)        (62,353)      (226,539)     (3,408,556)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
   assets from policy
   transactions                         (600,219)        375,619        (194,268)        109,592         87,045      (2,219,693)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
   assets                               (881,801)       (516,373)       (478,434)        (44,895)      (377,670)     (3,960,260)
Net assets at the beginning of
   year or period                      2,911,285       6,539,228       2,977,854         989,029      2,892,030      32,082,697
                                  --------------  --------------  --------------  --------------  -------------   -------------
NET ASSETS AT THE END OF YEAR
   OR PERIOD                      $    2,029,484       6,022,855       2,499,420         944,134      2,514,360      28,122,437
                                  ==============  ==============  ==============  ==============  =============   =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods ended December 31, 2018 and 2017

                                                                    SEGREGATED SUB-ACCOUNTS*
                                  ---------------------------------------------------------------------------------------------
                                                                                                    IVY VIP         IVY VIP
                                                     IVY VIP         IVY VIP                          INTL           MICRO
                                    IVY VIP           CORE           GLOBAL           IVY VIP         CORE            CAP
                                    BALANCED         EQUITY          GROWTH            HIGH          EQUITY          GROWTH
                                      CL II           CL II           CL II         INCOME CL II      CL II         CL II (A)
                                  --------------  --------------  --------------  --------------  -------------   -------------
YEAR OR PERIOD ENDED
   DECEMBER 31, 2017
Operations
   Investment income (loss) -
     net                          $    1,239,278          (7,422)        (46,264)        742,213      1,420,188         (92,226)
   Net realized gains (losses)
     on investments                    3,109,410         503,266         389,519        (194,306)    (2,981,685)        769,312
   Net change in unrealized
     appreciation
     (depreciation) of
     investments                       7,317,087       2,440,322       1,844,240         327,665     33,273,859         799,103
                                  --------------  --------------  --------------  --------------  -------------   -------------
Net increase (decrease) in net
   assets resulting from
   operations                         11,665,775       2,936,166       2,187,495         875,572     31,712,362       1,476,189

Policy transactions (notes 3
   and 6)
   Policy purchase payments              798,605         584,078         609,915       1,046,599      1,504,145         417,245
   Policy terminations,
     withdrawal payments and
     charges                          (8,996,655)     (2,669,473)     (1,548,526)     (1,322,065)   (12,101,277)     (1,530,321)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
   assets from policy
   transactions                       (8,198,050)     (2,085,395)       (938,611)       (275,466)   (10,597,132)     (1,113,076)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
   assets                              3,467,725         850,771       1,248,884         600,106     21,115,230         363,113
Net assets at the beginning of
   year or period                    111,822,954      15,595,557       9,483,808      14,296,740    144,808,364      18,513,726
                                  --------------  --------------  --------------  --------------  -------------   -------------
NET ASSETS AT THE END OF YEAR
   OR PERIOD                      $  115,290,679      16,446,328      10,732,692      14,896,846    165,923,594      18,876,839
                                  ==============  ==============  ==============  ==============  =============   =============

YEAR OR PERIOD ENDED
   DECEMBER 31, 2018
Operations
   Investment income (loss) -
     net                          $    1,198,098          (5,588)         (4,032)        870,360      1,626,704         (90,856)
   Net realized gains (losses)
     on investments                      257,214         912,592         948,877        (539,868)       335,787       1,711,132
   Net change in unrealized
     appreciation
     (depreciation) of
     investments                      (5,264,483)     (1,479,854)     (1,626,834)       (682,318)   (30,984,210)        (58,224)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Net increase (decrease) in net
   assets resulting from
   operations                         (3,809,171)       (572,850)       (681,989)       (351,826)   (29,021,719)      1,562,052

Policy transactions (notes 3
   and 6)
   Policy purchase payments            1,536,274         441,992         846,987       2,354,047      4,759,007       2,474,835
   Policy terminations,
     withdrawal payments and
     charges                         (10,967,620)     (2,939,845)     (1,309,610)     (3,303,039)   (11,879,934)    (22,913,726)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
   assets from policy
   transactions                       (9,431,346)     (2,497,853)       (462,623)       (948,992)    (7,120,927)    (20,438,891)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
   assets                            (13,240,517)     (3,070,703)     (1,144,612)     (1,300,818)   (36,142,646)    (18,876,839)
Net assets at the beginning of
   year or period                    115,290,679      16,446,328      10,732,692      14,896,846    165,923,594      18,876,839
                                  --------------  --------------  --------------  --------------  -------------   -------------
NET ASSETS AT THE END OF YEAR
   OR PERIOD                      $  102,050,162      13,375,625       9,588,080      13,596,028    129,780,948              --
                                  ==============  ==============  ==============  ==============  =============   =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods ended December 31, 2018 and 2017

                                                                    SEGREGATED SUB-ACCOUNTS*
                                  ---------------------------------------------------------------------------------------------
                                   IVY VIP MID       IVY VIP         IVY VIP      IVY VIP SMALL   IVY VIP SMALL
                                   CAP GROWTH      NATURAL RES      SCIENCE &        CAP CORE       CAP GROWTH    IVY VIP VALUE
                                      CL II           CL II        TECH CL II         CL II         CL II (B)         CL II
                                  --------------  --------------  --------------  --------------  -------------   -------------
YEAR OR PERIOD ENDED
   DECEMBER 31, 2017
Operations
   Investment income (loss) -
     net                          $      (18,946)        (22,949)        (66,693)       (326,922)            --         578,991
   Net realized gains (losses)
     on investments                      175,757         (97,622)      1,066,024       9,645,043             --         969,051
   Net change in unrealized
     appreciation
     (depreciation) of
     investments                         724,281         297,421       2,527,777      (1,146,114)            --       5,595,282
                                  --------------  --------------  --------------  --------------  -------------   -------------
Net increase (decrease) in net
   assets resulting from
   operations                            881,092         176,850       3,527,108       8,172,007             --       7,143,324

Policy transactions (notes 3
   and 6)
   Policy purchase payments              554,505       1,043,947       3,872,525         884,959             --         517,946
   Policy terminations,
     withdrawal payments and
     charges                            (659,584)     (2,499,954)     (3,577,930)     (7,389,186)            --      (5,711,696)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
   assets from policy
   transactions                         (105,079)     (1,456,007)        294,595      (6,504,227)            --      (5,193,750)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
   assets                                776,013      (1,279,157)      3,821,703       1,667,780             --       1,949,574
Net assets at the beginning of
   year or period                      3,373,582       7,852,320      11,386,392      66,414,192             --      62,964,595
                                  --------------  --------------  --------------  --------------  -------------   -------------
NET ASSETS AT THE END OF YEAR
   OR PERIOD                      $    4,149,595       6,573,163      15,208,095      68,081,972             --      64,914,169
                                  ==============  ==============  ==============  ==============  =============   =============

YEAR OR PERIOD ENDED
   DECEMBER 31, 2018
Operations
   Investment income (loss) -
     net                          $      (24,473)        (12,124)        (78,813)       (267,008)       (17,299)        860,756
   Net realized gains (losses)
     on investments                      344,707         275,686       2,412,109      14,987,433           (298)      1,543,149
   Net change in unrealized
     appreciation
     (depreciation) of
     investments                        (452,947)     (1,734,417)     (3,002,688)    (21,371,177)      (882,385)     (7,008,671)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Net increase (decrease) in net
   assets resulting from
   operations                           (132,713)     (1,470,855)       (669,392)     (6,650,752)      (899,982)     (4,604,766)

Policy transactions (notes 3
   and 6)
   Policy purchase payments            1,628,274         715,499       1,985,754       2,493,988     20,821,067         644,691
   Policy terminations,
     withdrawal payments and
     charges                            (831,006)     (1,089,129)     (3,420,220)     (6,950,838)      (187,540)     (4,926,531)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
   assets from policy
   transactions                          797,268        (373,630)     (1,434,466)     (4,456,850)    20,633,527      (4,281,840)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
   assets                                664,555      (1,844,485)     (2,103,858)    (11,107,602)    19,733,545      (8,886,606)
Net assets at the beginning of
   year or period                      4,149,595       6,573,163      15,208,095      68,081,972             --      64,914,169
                                  --------------  --------------  --------------  --------------  -------------   -------------
NET ASSETS AT THE END OF YEAR
   OR PERIOD                      $    4,814,150       4,728,678      13,104,237      56,974,370     19,733,545      56,027,563
                                  ==============  ==============  ==============  ==============  =============   =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods ended December 31, 2018 and 2017

                                                                    SEGREGATED SUB-ACCOUNTS*
                                  ---------------------------------------------------------------------------------------------
                                      JANUS           JANUS           JANUS           JANUS        MFS VIT II      MFS VIT MID
                                    HENDERSON       HENDERSON       HENDERSON       HENDERSON         INTL          CAP GROWTH
                                   BALANCED SS      FORTY SS      MID CP VAL SS    OVERSEAS SS       VALUE SC         SER SC
                                  --------------  --------------  --------------  --------------  -------------   -------------
YEAR OR PERIOD ENDED
   DECEMBER 31, 2017
Operations
   Investment income (loss) -
     net                          $       93,597        (276,427)          7,275         633,018         26,686         (14,105)
   Net realized gains (losses)
     on investments                      154,929       5,120,166         161,042      (5,973,668)        55,979         181,348
   Net change in unrealized
     appreciation
     (depreciation) of
     investments                       1,460,044       8,991,238         440,061      20,249,531        536,650         470,038
                                  --------------  --------------  --------------  --------------  -------------   -------------
Net increase (decrease) in net
   assets resulting from
   operations                          1,708,570      13,834,977         608,378      14,908,881        619,315         637,281

Policy transactions (notes 3
   and 6)
   Policy purchase payments              716,107       7,213,953       1,215,327       3,721,338      1,533,336         895,415
   Policy terminations,
     withdrawal payments and
     charges                            (967,870)     (8,661,988)       (470,730)     (8,378,117)      (339,138)       (416,448)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
   assets from policy
   transactions                         (251,763)     (1,448,035)        744,597      (4,656,779)     1,194,198         478,967
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
   assets                              1,456,807      12,386,942       1,352,975      10,252,102      1,813,513       1,116,248
Net assets at the beginning of
   year or period                      9,928,395      47,234,940       4,269,885      50,400,581      1,842,616       2,353,405
                                  --------------  --------------  --------------  --------------  -------------   -------------
NET ASSETS AT THE END OF YEAR
   OR PERIOD                      $   11,385,202      59,621,882       5,622,860      60,652,683      3,656,129       3,469,653
                                  ==============  ==============  ==============  ==============  =============   =============

YEAR OR PERIOD ENDED
   DECEMBER 31, 2018
Operations
   Investment income (loss) -
     net                          $      154,273        (316,140)         20,911         671,737         11,939         (18,178)
   Net realized gains (losses)
     on investments                      551,406       9,016,769         373,892      (3,914,826)       247,592         715,309
   Net change in unrealized
     appreciation
     (depreciation) of
     investments                        (740,877)     (7,548,944)     (1,141,770)     (5,787,797)      (646,009)       (632,756)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Net increase (decrease) in net
   assets resulting from
   operations                            (35,198)      1,151,685        (746,967)     (9,030,886)      (386,478)         64,375

Policy transactions (notes 3
   and 6)
   Policy purchase payments            1,515,520       1,671,931         536,341       2,528,065      1,136,216         879,679
   Policy terminations,
     withdrawal payments and
     charges                            (909,426)     (6,583,845)       (917,208)     (4,513,875)    (1,053,944)     (1,280,561)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
   assets from policy
   transactions                          606,094      (4,911,914)       (380,867)     (1,985,810)        82,272        (400,882)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
   assets                                570,896      (3,760,229)     (1,127,834)    (11,016,696)      (304,206)       (336,507)
Net assets at the beginning of
   year or period                     11,385,202      59,621,882       5,622,860      60,652,683      3,656,129       3,469,653
                                  --------------  --------------  --------------  --------------  -------------   -------------
NET ASSETS AT THE END OF YEAR
   OR PERIOD                      $   11,956,098      55,861,653       4,495,026      49,635,987      3,351,923       3,133,146
                                  ==============  ==============  ==============  ==============  =============   =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods ended December 31, 2018 and 2017

                                                                    SEGREGATED SUB-ACCOUNTS*
                                  ---------------------------------------------------------------------------------------------
                                   MORGSTANLEY     MORNINGSTAR     MORNINGSTAR     MORNINGSTAR     MORNINGSTAR     MORNINGSTAR
                                     VIF EMG       AGGR GROWTH      BALANCED       CONSERVATIVE     GROWTH ETF     INC & GROWTH
                                    MK EQ CL 2        ETF II          ETF II          ETF II            II            ETF II
                                  --------------  --------------  --------------  --------------  -------------   -------------
YEAR OR PERIOD ENDED
   DECEMBER 31, 2017
Operations
   Investment income (loss) -
     net                          $       24,372          68,878         101,273          31,694        191,930          15,213
   Net realized gains (losses)
     on investments                      469,013         673,390         578,096           6,336      1,371,856          59,471
   Net change in unrealized
     appreciation
     (depreciation) of
     investments                       1,690,206         886,620         260,258          86,735      1,245,607          36,394
                                  --------------  --------------  --------------  --------------  -------------   -------------
Net increase (decrease) in net
   assets resulting from
   operations                          2,183,591       1,628,888         939,627         124,765      2,809,393         111,078

Policy transactions (notes 3
   and 6)
   Policy purchase payments            4,994,433         892,202       2,133,093         328,584      5,397,664          67,647
   Policy terminations,
     withdrawal payments and
     charges                          (5,575,134)       (553,752)       (472,700)       (119,367)    (1,324,883)       (119,795)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
   assets from policy
   transactions                         (580,701)        338,450       1,660,393         209,217      4,072,781         (52,148)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
   assets                              1,602,890       1,967,338       2,600,020         333,982      6,882,174          58,930
Net assets at the beginning of
   year or period                      5,896,951       8,327,207       6,826,891       2,138,028     15,015,258       1,203,905
                                  --------------  --------------  --------------  --------------  -------------   -------------
NET ASSETS AT THE END OF YEAR
   OR PERIOD                      $    7,499,841      10,294,545       9,426,911       2,472,010     21,897,432       1,262,835
                                  ==============  ==============  ==============  ==============  =============   =============

YEAR OR PERIOD ENDED
   DECEMBER 31, 2018
Operations
   Investment income (loss) -
     net                          $       (7,230)         84,951         106,537          21,721        274,243          22,113
   Net realized gains (losses)
     on investments                      301,233         986,191         801,953         (11,912)     2,734,572          55,500
   Net change in unrealized
     appreciation
     (depreciation) of
     investments                      (1,479,252)     (2,045,630)     (1,422,934)        (56,179)    (4,991,241)       (144,730)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Net increase (decrease) in net
   assets resulting from
   operations                         (1,185,249)       (974,488)       (514,444)        (46,370)    (1,982,426)        (67,117)

Policy transactions (notes 3
   and 6)
   Policy purchase payments              629,909         696,400         359,178          90,475      4,159,494         299,847
   Policy terminations,
     withdrawal payments and
     charges                          (1,613,169)       (955,970)     (1,925,614)     (1,147,444)    (2,604,360)       (158,210)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
   assets from policy
   transactions                         (983,260)       (259,570)     (1,566,436)     (1,056,969)     1,555,134         141,637
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
   assets                             (2,168,509)     (1,234,058)     (2,080,880)     (1,103,339)      (427,292)         74,520
Net assets at the beginning of
   year or period                      7,499,841      10,294,545       9,426,911       2,472,010     21,897,432       1,262,835
                                  --------------  --------------  --------------  --------------  -------------   -------------
NET ASSETS AT THE END OF YEAR
   OR PERIOD                      $    5,331,332       9,060,487       7,346,031       1,368,671     21,470,140       1,337,355
                                  ==============  ==============  ==============  ==============  =============   =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods ended December 31, 2018 and 2017

                                                                    SEGREGATED SUB-ACCOUNTS*
                                  ---------------------------------------------------------------------------------------------
                                    NEUBERGER                                                                       PUTNAM VT
                                     BERMAN        OPPENHEIMER      OPPENHEIMER      PIMCO VIT      PIMCO VIT         EQUITY
                                   SUSTAIN EQ       INTL GROW VA     MS SM CAP        LOW DUR      TOTAL RETURN       INCOME
                                      S CL             SS             VA SS        PORT ADV CL        ADV CL          CL IB
                                  --------------  --------------  --------------  --------------  -------------   -------------
YEAR OR PERIOD ENDED
   DECEMBER 31, 2017
Operations
   Investment income (loss) -
     net                          $       (3,219)        160,447           3,207          39,250        309,526          71,006
   Net realized gains (losses)
     on investments                      113,637        (417,877)         84,489         (50,313)      (153,462)        710,030
   Net change in unrealized
     appreciation
     (depreciation) of
     investments                         175,323       5,596,629         173,646          48,825        740,891         331,380
                                  --------------  --------------  --------------  --------------  -------------   -------------
Net increase (decrease) in net
   assets resulting from
   operations                            285,741       5,339,199         261,342          37,762        896,955       1,112,416

Policy transactions (notes 3
   and 6)
   Policy purchase payments              377,721       4,642,669         534,414       1,080,290      2,773,008       1,928,036
   Policy terminations,
     withdrawal payments and
     charges                            (617,784)     (6,674,321)       (532,488)       (951,566)    (1,892,875)     (1,368,045)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
   assets from policy
   transactions                         (240,063)     (2,031,652)          1,926         128,724        880,133         559,991
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net                45,678       3,307,547         263,268         166,486      1,777,088       1,672,407
   assets
   Net assets at the
     beginning of year or
     period                            1,688,607      20,851,044       1,906,523       5,375,728     20,697,275       5,839,142
                                  --------------  --------------  --------------  --------------  -------------   -------------
NET ASSETS AT THE END OF YEAR
   OR PERIOD                      $    1,734,285      24,158,591       2,169,791       5,542,214     22,474,363       7,511,549
                                  ==============  ==============  ==============  ==============  =============   =============

YEAR OR PERIOD ENDED
   DECEMBER 31, 2018
Operations
   Investment income (loss) -
     net                          $       (5,048)         20,577         (10,322)         64,656        683,735          13,334
   Net realized gains (losses)
     on investments                      112,047         628,122         339,085         (98,252)        51,236         607,295
   Net change in unrealized
     appreciation
     (depreciation) of
     investments                        (205,341)     (5,232,294)       (568,386)         16,570     (1,133,933)     (1,425,635)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Net increase (decrease) in net
   assets resulting from
   operations                            (98,342)     (4,583,595)       (239,623)        (17,026)      (398,962)       (805,006)

Policy transactions (notes 3
   and 6)
   Policy purchase payments               88,387       1,748,460         484,556       1,180,545     17,511,741       2,375,900
   Policy terminations,
     withdrawal payments and
     charges                            (216,330)     (2,705,112)       (454,149)     (2,105,431)    (4,557,961)     (1,053,354)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
   assets from policy
   transactions                         (127,943)       (956,652)         30,407        (924,886)    12,953,780       1,322,546
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
   assets                               (226,285)     (5,540,247)       (209,216)       (941,912)    12,554,818         517,540
Net assets at the beginning of
   year or period                      1,734,285      24,158,591       2,169,791       5,542,214     22,474,363       7,511,549
                                  --------------  --------------  --------------  --------------  -------------   -------------
NET ASSETS AT THE END OF YEAR
   OR PERIOD                      $    1,508,000      18,618,344       1,960,575       4,600,302     35,029,181       8,029,089
                                  ==============  ==============  ==============  ==============  =============   =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods ended December 31, 2018 and 2017

                                                                    SEGREGATED SUB-ACCOUNTS*
                                  ---------------------------------------------------------------------------------------------
                                    PUTNAM VT       PUTNAM VT       PUTNAM VT       PUTNAM VT
                                   GROWTH AND      GROWTH OPP       INTER EQ        SUS LEADERS     SFT CORE         SFT GOVT
                                  INC CL IB (c)       CL IB          CL IB          FD CL IB       BOND CL 2      MONEY MARKET
                                  --------------  --------------  --------------  --------------  -------------   -------------
YEAR OR PERIOD ENDED
   DECEMBER 31, 2017
Operations
   Investment income (loss) -
     net                          $       25,505         (10,274)        108,890           5,405       (490,864)        (78,110)
   Net realized gains (losses)
     on investments                      186,931        (151,780)        193,973         155,806      2,859,897              --
   Net change in unrealized
     appreciation
     (depreciation) of
     investments                         (87,604)        849,890       1,144,834         166,890      1,656,234              --
                                  --------------  --------------  --------------  --------------  -------------   -------------
Net increase (decrease) in net
   assets resulting from
   operations                            124,832         687,836       1,447,697         328,101      4,025,267         (78,110)

Policy transactions (notes 3
   and 6)
   Policy purchase payments              174,727       2,698,911         263,069       2,428,924      5,579,325       9,826,964
   Policy terminations,
     withdrawal payments and
     charges                          (1,668,946)     (2,330,605)       (750,209)     (2,049,337)    (7,748,092)    (14,506,721)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
   assets from policy
   transactions                       (1,494,219)        368,306        (487,140)        379,587     (2,168,767)     (4,679,757)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
   assets                             (1,369,387)      1,056,142         960,557         707,688      1,856,500      (4,757,867)
Net assets at the beginning of
   year or period                      1,369,387       2,131,181       5,703,448         930,547     96,951,784      24,161,784
                                  --------------  --------------  --------------  --------------  -------------   -------------
NET ASSETS AT THE END OF YEAR
   OR PERIOD                      $           --       3,187,323       6,664,005       1,638,235     98,808,284      19,403,917
                                  ==============  ==============  ==============  ==============  =============   =============

YEAR OR PERIOD ENDED
   DECEMBER 31, 2018
Operations
   Investment income (loss) -
     net                          $           --         (17,500)         58,523          (7,551)      (494,001)        126,755
   Net realized gains (losses)
     on investments                           --         369,485         246,283         229,329      3,440,059              --
   Net change in unrealized
     appreciation
     (depreciation) of
     investments                              --        (346,121)     (1,663,370)       (220,959)    (3,966,146)             --
                                  --------------  --------------  --------------  --------------  -------------   -------------
Net increase (decrease) in net
   assets resulting from
   operations                                 --           5,864      (1,358,564)            819     (1,020,088)        126,755

Policy transactions (notes 3
   and 6)
   Policy purchase payments                   --       1,161,581       1,173,274         169,653     33,871,697      10,262,196
   Policy terminations,
     withdrawal payments and
     charges                                  --        (913,039)       (779,243)       (520,677)   (10,023,134)    (12,068,093)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
   assets from policy
   transactions                               --         248,542         394,031        (351,024)    23,848,563      (1,805,897)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
   assets                                     --         254,406        (964,533)       (350,205)    22,828,475      (1,679,142)
Net assets at the beginning of
   year or period                             --       3,187,323       6,664,005       1,638,235     98,808,284      19,403,917
                                  --------------  --------------  --------------  --------------  -------------   -------------
NET ASSETS AT THE END OF YEAR
   OR PERIOD                      $           --       3,441,729       5,699,472       1,288,030    121,636,759      17,724,775
                                  ==============  ==============  ==============  ==============  =============   =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods ended December 31, 2018 and 2017

                                                                    SEGREGATED SUB-ACCOUNTS*
                                  ---------------------------------------------------------------------------------------------
                                                                                                    SFT IVY
                                   SFT INDEX 400   SFT INDEX 500   SFT INTL BOND      SFT IVY       SMALL CAP      SFT MORTGAGE
                                      MC CL 2           CL 2           CL 2           GROWTH         GROWTH          CL 2 (D)
                                  --------------  --------------  --------------  --------------  -------------   -------------
YEAR OR PERIOD ENDED
   DECEMBER 31, 2017
Operations
   Investment income (loss) -
     net                          $     (456,815)     (1,435,565)       (130,114)     (1,380,776)      (558,570)       (157,598)
   Net realized gains (losses)
     on investments                    4,415,719       8,229,276         931,951       7,758,420      3,338,734         696,612
   Net change in unrealized
     appreciation
     (depreciation) of
     investments                       9,008,157      47,270,476        (627,954)     62,530,768     21,918,008         (79,363)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Net increase (decrease) in net
   assets resulting from
   operations                         12,967,061      54,064,187         173,883      68,908,412     24,698,172         459,651

Policy transactions (notes 3
   and 6)
   Policy purchase payments            2,941,187       6,958,278       1,591,997       2,110,796        836,678       1,141,503
   Policy terminations,
     withdrawal payments and
     charges                          (7,118,175)    (11,646,975)     (2,357,322)    (25,855,294)   (11,193,675)     (2,553,881)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
   assets from policy
   transactions                       (4,176,988)     (4,688,697)       (765,325)    (23,744,498)   (10,356,997)     (1,412,378)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
   assets                              8,790,073      49,375,490        (591,442)     45,163,914     14,341,175        (952,727)
Net assets at the beginning of
   year or period                     88,708,743     264,161,189      26,187,058     250,446,108    105,458,884      32,079,106
                                  --------------  --------------  --------------  --------------  -------------   -------------
NET ASSETS AT THE END OF YEAR
   OR PERIOD                      $   97,498,816     313,536,679      25,595,616     295,610,022    119,800,059      31,126,379
                                  ==============  ==============  ==============  ==============  =============   =============

YEAR OR PERIOD ENDED
   DECEMBER 31, 2018
Operations
   Investment income (loss) -
     net                          $     (487,911)     (1,589,711)       (127,840)     (1,544,310)      (631,808)       (136,846)
   Net realized gains (losses)
     on investments                    4,073,181      17,479,323       1,138,220      13,782,253      5,002,054       5,383,419
   Net change in unrealized
     appreciation
     (depreciation) of
     investments                     (14,821,190)    (31,193,792)       (794,668)     (5,083,262)    (8,362,323)     (5,796,088)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Net increase (decrease) in net
   assets resulting from
   operations                        (11,235,920)    (15,304,180)        215,712       7,154,681     (3,992,077)       (549,515)

Policy transactions (notes 3
   and 6)
   Policy purchase payments            3,049,582      10,030,513       2,626,495       1,737,792      1,543,182         978,496
   Policy terminations,
     withdrawal payments and
     charges                          (6,288,478)    (24,259,911)     (3,127,552)    (31,588,996)   (11,159,653)    (31,555,360)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
   assets from policy
   transactions                       (3,238,896)    (14,229,398)       (501,057)    (29,851,204)    (9,616,471)    (30,576,864)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
   assets                            (14,474,816)    (29,533,578)       (285,345)    (22,696,523)   (13,608,548)    (31,126,379)
Net assets at the beginning of
   year or period                     97,498,816     313,536,679      25,595,616     295,610,022    119,800,059      31,126,379
                                  --------------  --------------  --------------  --------------  -------------   -------------
NET ASSETS AT THE END OF YEAR
   OR PERIOD                      $   83,024,000     284,003,101      25,310,271     272,913,499    106,191,511              --
                                  ==============  ==============  ==============  ==============  =============   =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods ended December 31, 2018 and 2017

                                            SEGREGATED SUB-ACCOUNTS*
                                  ----------------------------------------------
                                                                       SFT
                                      SFT                           WELLINGTON
                                      REAL                             CORE
                                     ESTATE         SFT T. ROWE       EQUITY
                                      CL 2          PRICE VALUE        CL 2
                                  --------------  --------------  --------------
YEAR OR PERIOD ENDED
   DECEMBER 31, 2017
Operations
   Investment income (loss) -
     net                          $     (289,387)       (447,684)       (226,459)
   Net realized gains (losses)
     on investments                   15,784,382       2,866,353       1,743,378
   Net change in unrealized
     appreciation
     (depreciation) of
     investments                     (12,758,310)     12,491,367      10,659,411
                                  --------------  --------------  --------------
Net increase (decrease) in net
   assets resulting from
   operations                          2,736,685      14,910,036      12,176,330

Policy transactions (notes 3
   and 6)
   Policy purchase payments           11,546,965      11,801,245         674,751
   Policy terminations,
     withdrawal payments and
     charges                         (24,210,527)    (13,508,976)     (7,608,476)
                                  --------------  --------------  --------------
Increase (decrease) in net
   assets from policy
   transactions                      (12,663,562)     (1,707,731)     (6,933,725)
                                  --------------  --------------  --------------
Increase (decrease) in net
   assets                             (9,926,877)     13,202,305       5,242,605
Net assets at the beginning of
   year or period                     65,117,144      81,894,704      62,288,878
                                  --------------  --------------  --------------
NET ASSETS AT THE END OF YEAR
   OR PERIOD                      $   55,190,267      95,097,009      67,531,483
                                  ==============  ==============  ==============

YEAR OR PERIOD ENDED
   DECEMBER 31, 2018
Operations
   Investment income (loss) -
     net                          $     (269,287)       (445,333)       (206,822)
   Net realized gains (losses)
     on investments                    2,403,465       3,294,011       2,834,419
   Net change in unrealized
     appreciation
     (depreciation) of
     investments                      (5,226,878)    (11,646,737)     (3,876,565)
                                  --------------  --------------  --------------
Net increase (decrease) in net
   assets resulting from
   operations                         (3,092,700)     (8,798,059)     (1,248,968)

Policy transactions (notes 3
   and 6)
   Policy purchase payments            2,664,216       2,023,472         770,632
   Policy terminations,
     withdrawal payments and
     charges                          (4,308,958)    (11,460,986)     (8,433,285)
                                  --------------  --------------  --------------
Increase (decrease) in net
   assets from policy
   transactions                       (1,644,742)     (9,437,514)     (7,662,653)
                                  --------------  --------------  --------------
Increase (decrease) in net
   assets                             (4,737,442)    (18,235,573)     (8,911,621)
Net assets at the beginning of
   year or period                     55,190,267      95,097,009      67,531,483
                                  --------------  --------------  --------------
NET ASSETS AT THE END OF YEAR
   OR PERIOD                      $   50,452,825      76,861,436      58,619,862
                                  ==============  ==============  ==============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.
(a) For the year ended December 31, 2017 and for the period from January 1, 2018 through November 2, 2018.
(b)  For the period from November 2, 2018 through December 31, 2018.
(c)  For the period from January 1, 2017 through May 15, 2017.
(d) For the year ended December 31, 2017 and for the period from January 1, 2018 through November 30, 2018.


                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2018

(1)  ORGANIZATION AND BASIS OF PRESENTATION

     The Minnesota Life Variable Life Account (the Account) was established on October 21, 1985 as a segregated asset account of Minnesota Life Insurance Company (Minnesota Life) under Minnesota law and is registered as a unit investment trust under the Investment Company Act of 1940 (as amended). There are currently five types of variable life policies each consisting of sixty-six segregated sub-accounts to which policy owners may allocate their purchase payments. The financial statements presented herein include five types of variable life policies, Variable Adjustable Life, Variable Adjustable Life Second Death, Variable Adjustable Life Horizon, Variable Adjustable Life Summit and Variable Adjustable Life Survivor offered by the Account.

     The assets of each segregated sub-account are held for the exclusive benefit of the variable life policy owners and are not chargeable with liabilities arising out of the business conducted by any other account or by Minnesota Life.

     Variable Life policy owners allocate their purchase payments to one or more of the sixty-six segregated sub-accounts. Such payments are then invested in shares of the following portfolios available under the policy (collectively, the Sub-accounts):

      - AB VPS International Value Portfolio - Class B Shares(AB VPS Intl Value Cl B)
      - American Century Investments II VP Inflation Protection Fund - Class II Shares (Am Century VP Infl Pro Cl II)
      -   American Century Investments VP Income & Growth Fund - Class II
          Shares (Am Century VP Inc & Gro Cl II)
      - American Funds IS(R) Global Bond Fund - Class 2 Shares (Amer Funds IS Glbl Bond Cl 2)
      - American Funds IS(R) Global Growth Fund - Class 2 Shares (Amer Funds IS Glbl Growth Cl 2)
      - American Funds IS(R) Global Small Capitalization Fund - Class 2 Shares (Amer Funds IS Glbl Sm Cp Cl 2)
      - American Funds IS(R) Growth Fund - Class 2 Shares (Amer Funds IS Growth Cl 2)
      - American Funds IS(R) Growth-Income Fund - Class 2 Shares (Amer Funds IS Growth-Inc Cl 2)
      - American Funds IS(R) International Fund - Class 2 Shares (Amer Funds IS Intl Cl 2)
      - American Funds IS(R) New World Fund(R) - Class 2 Shares (Amer Funds IS New World Cl 2)
      -   American Funds IS(R) U.S. Government/AAA-Rated Securities Fund -
          Class 2 Shares (Amer Funds IS US Govt/AAA Cl 2)
      - Fidelity(R) VIP Equity-Income Portfolio - Service Class 2 (Fidelity VIP Equity-Income SC2)
      -   Fidelity(R) VIP Mid  Cap Portfolio - Service Class 2 (Fidelity VIP
          Mid Cap SC2)
      -   Franklin Templeton VIP Trust Franklin Mutual Shares VIP Fund - Class
          2 (Franklin Mutual Shs VIP Cl 2)
      -   Franklin Templeton VIP Trust Franklin Small Cap Value VIP Fund -
          Class 2 (Franklin Small Cp Val VIP Cl 2)
      -   Franklin  Templeton VIP Trust Franklin Small-Mid Cap Growth VIP Fund
          - Class 2 (Franklin Sm-Md Cp Gr VIP Cl 2)
      - Franklin Templeton VIP Trust Templeton Developing Markets VIP Fund - Class 2 (Franklin Dev Mkts VIP Cl 2)
      - Goldman Sachs VIT High Quality Floating Rate Fund - Service Shares (Goldman Sachs VI HQ Flt Rt SS)
      - Invesco V.I. American Value Fund - Series II Shares (Invesco VI Amer Value Sr II)
      -   Invesco V.I. Comstock Fund - Series II Shares (Invesco VI Comstock
          Sr II)
      - Invesco V.I. Equity and Income Fund - Series II Shares (Invesco VI Equity & Inc Sr II)
      - Invesco V.I. Growth and Income Fund - Series II Shares (Invesco VI Growth & Inc Sr II)
      - Invesco V.I. Small Cap Equity Fund - Series II Shares (Invesco VI Sm Cap Eqty Sr II)
      -   Ivy VIP - Asset Strategy Class II (Ivy VIP Asset Strategy Cl II)
      -   Ivy VIP - Balanced Class II (Ivy VIP Balanced Cl II)
      -   Ivy VIP - Core Equity Class II (Ivy VIP Core Equity Cl II)
      -   Ivy VIP - Global Growth Class II (Ivy VIP Global Growth Cl II)
      -   Ivy VIP - High Income Class II (Ivy VIP High Income Cl II)
      - Ivy VIP - International Core Equity Class II (Ivy VIP Intl Core Equity Cl II)
      -   Ivy VIP - Mid Cap Growth Class II (Ivy VIP Mid Cap Growth Cl II)
      -   Ivy VIP - Natural Resources Class II (Ivy VIP Natural Res Cl II)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2018

      -   Ivy VIP - Science and Technology Class II (Ivy VIP Science & Tech Cl
          II)
      -   Ivy VIP - Small Cap Core Class II (Ivy VIP Small Cap Core Cl II)
      -   Ivy VIP - Small Cap Growth Class II (Ivy VIP Small Cap Growth Cl II)
      -   Ivy VIP - Value Class II (Ivy VIP Value Cl II)
      - Janus Aspen Series - Janus Henderson Balanced Portfolio - Service Shares (Janus Henderson Balanced SS)
      - Janus Aspen Series - Janus Henderson Forty Portfolio - Service Shares (Janus Henderson Forty SS)
      - Janus Aspen Series - Janus Henderson Mid Cap Value Portfolio - Service Shares (Janus Henderson Mid Cp Val SS)
      - Janus Aspen Series - Janus Henderson Overseas Portfolio - Service Shares (Janus Henderson Overseas SS)
      - MFS(R) VIT - Mid Cap Growth Series - Service Class (MFS VIT Mid Cap Growth Ser SC)
      - MFS(R) VIT II - International Value Portfolio - Service Class (MFS VIT II Intl Value SC)
      - Morgan Stanley Variable Insurance Fund,Inc. - Morgan Stanley VIF Emerging Markets Equity Portfolio - Class II Shares (MorgStanley VIF Emg Mk Eq Cl 2)
      - Morningstar Aggressive Growth ETF Asset Allocation Portfolio - Class II Shares (Morningstar Aggr Growth ETF II)
      - Morningstar Balanced ETF Asset Allocation Portfolio - Class II Shares (Morningstar Balanced ETF II)
      - Morningstar Conservative ETF Asset Allocation Portfolio - Class II Shares (Morningstar Conservative ETF II)
      - Morningstar Growth ETF Asset Allocation Portfolio - Class II Shares (Morningstar Growth ETF II)
      - Morningstar Income and Growth Asset Allocation Portfolio - Class II Shares (Morningstar Inc & Growth ETF II)
      - Neuberger Berman Advisers Management Trust Sustainable Equity - S Class Shares (Neuberger Berman Sustain Eq S Cl)
      - Oppenheimer VA Funds - Oppenheimer International Growth Fund/VA Service Shares (Oppenheimer Intl Grow VA SS)
      - Oppenheimer VA Funds - Oppenheimer Main Street Small Cap(R)/VA Service Shares (Oppenheimer MS Sm Cap VA SS)
      - PIMCO VIT - PIMCO Low Duration Portfolio Advisor Class Shares (PIMCO VIT Low Dur Port Adv Cl)
      - PIMCO VIT - PIMCO Total Return Portfolio Advisor Class Shares (PIMCO VIT Total Return Adv Cl)
      - Putnam VT Equity Income Fund - Class IB Shares (Putnam VT Equity Income Cl IB)
      - Putnam VT Growth Opportunities Fund - Class IB Shares (Putnam VT Growth Opp Cl IB)
      - Putnam VT International Equity Fund - Class IB Shares (Putnam VT Inter Eq Cl IB)
      - Putnam VT Sustainable Leaders Fund - Class IB Shares (Putnam VT Sus Leaders Fd Cl IB)
      - Securian Funds Trust - SFT Core Bond Fund - Class 2 Shares (SFT Core Bond Cl 2)
      - Securian Funds Trust - SFT Government Money Market Fund (SFT Govt Money Market)
      - Securian Funds Trust - SFT Index 400 Mid-Cap Fund - Class 2 Shares (SFT Index 400 MC Cl 2)
      - Securian Funds Trust - SFT Index 500 Fund - Class 2 Shares (SFT Index 500 Cl 2)
      - Securian Funds Trust - SFT International Bond Fund - Class 2 Shares (SFT Intl Bond Cl 2)
      -   Securian Funds Trust - SFT Ivy(SM) Growth Fund (SFT Ivy Growth)
      - Securian Funds Trust - SFT Ivy(SM) Small Cap Growth Fund (SFT Ivy Small Cap Growth)
      - Securian Funds Trust - SFT Real Estate Securities Fund - Class 2 Shares (SFT Real Estate Cl 2)
      - Securian Funds Trust - SFT T. Rowe Price Value Fund (SFT T. Rowe Price Value)
      - Securian Funds Trust - SFT Wellington Core Equity Fund - Class 2 Shares (SFT Wellington Core Equity Cl 2)

     The Securian Funds Trust was organized by Minnesota Life as an investment vehicle for its variable life insurance policies and variable annuity contracts. Each of the Sub-accounts is registered under the Investment Company Act of 1940 (as amended) as a diversified (except Securian Funds Trust - SFT International Bond Fund - Class 2 Shares which is non-diversified), open-end management investment company.

     Securian Financial Services, Inc. (Securian) acts as the underwriter for the Account. Securian Asset Management, Inc. (Securian AM) acts as the investment adviser for the Securian Funds Trust. Both Securian and Securian AM are affiliate companies of Minnesota Life.

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2018

     The following sub-accounts merged during 2017 and 2018:

CLOSED PORTFOLIO                                           RECEIVING PORTFOLIO                       EFFECTIVE DATE
-----------------------------------------   -------------------------------------------------   -----------------------
Putnam VT Growth and Income Fund -          Putnam VT Equity Income Fund - Class IB Shares            May 15, 2017
Class IB Shares

Ivy VIP - Micro Cap Growth Class II         Ivy VIP - Small Cap Growth Class II                     November 2, 2018

Securian Funds Trust - SFT Mortgage         Securian Funds Trust - SFT Core Bond Fund               November 30, 2018
Securities Fund - Class 2 Shares            - Class 2 Shares

     The following sub-accounts had a name change during 2017 or 2018:

FORMER NAME                                               CURRENT NAME                               EFFECTIVE DATE
-----------------------------------------   ------------------------------------------------    -----------------------
Ivy VIP - Asset Strategy                    Ivy VIP - Asset Strategy Class II                        April 28, 2017

Ivy VIP - Balanced                          Ivy VIP - Balanced Class II                              April 28, 2017

Ivy VIP - Core Equity                       Ivy VIP - Core Equity Class II                           April 28, 2017

Ivy VIP - Global Growth                     Ivy VIP - Global Growth Class II                         April 28, 2017

Ivy VIP - Global Natural Resources          Ivy VIP - Natural Resources Class II                     April 28, 2017

Ivy VIP - High Income                       Ivy VIP - High Income Class II                           April 28, 2017

Ivy VIP - International Core Equity         Ivy VIP - International Core Equity                      April 28, 2017
                                            Class II

Ivy VIP - Micro Cap Growth                  Ivy VIP - Micro Cap Growth Class II                      April 28, 2017

Ivy VIP - Mid Cap Growth                    Ivy VIP - Mid Cap Growth Class II                        April 28, 2017

Ivy VIP - Science and Technology            Ivy VIP - Science and Technology Class II                April 28, 2017

Ivy VIP - Small Cap Value                   Ivy VIP - Small Cap Core Class II                        April 28, 2017

Ivy VIP - Value                             Ivy VIP - Value Class II                                 April 28, 2017

The Universal Institutional Funds, Inc.     Morgan Stanley Variable Insurance                         May 1, 2017
Morgan Stanley UIF Emerging Markets         Fund, Inc. - Morgan Stanley VIF Emerging Markets
Equity Portfolio - Class II Shares          Equity Portfolio - Class II Shares

Janus Aspen Series - Balanced Portfolio     Janus Aspen Series - Janus Henderson Balanced            June 5, 2017
- Service Shares                            Portfolio - Service Shares

Janus Aspen Series - Forty Portfolio -      Janus Aspen Series - Janus Henderson Forty               June 5, 2017
Service Shares                              Portfolio - Service Shares

Janus Aspen Series - Overseas Portfolio     Janus Aspen Series - Janus Henderson Overseas            June 5, 2017
- Service Shares                            Portfolio - Service Shares

Janus Aspen Series - Perkins Mid Cap        Janus Aspen Series - Janus Henderson Mid                 June 5, 2017
Value Portfolio - Service Shares            Cap Value Portfolio - Service Shares

Securian Funds Trust - SFT Pyramis(R)       Securian Funds Trust - SFT Wellington Core              November 20, 2017
Core Equity Fund - Class 2 Shares           Equity Fund - Class 2 Shares

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2018

FORMER NAME                                               CURRENT NAME                               EFFECTIVE DATE
-----------------------------------------   ------------------------------------------------    -----------------------
Putnam VT Multi-Cap Growth Fund -           Putnam VT Sustainable Leaders Fund -                      April 30, 2018
Class IB Shares                             Class IB Shares

Neuberger Berman Advisers Management        Neuberger Berman Advisers Management                        May 1, 2018
Trust Socially Responsive - S               Trust Sustainable Equity - S Class Shares
Class Shares

Securian Funds Trust - SFT Advantus         Securian Funds Trust - SFT Core Bond Fund                   May 1, 2018
Bond Fund - Class 2 Shares                  - Class 2 Shares

Securian Funds Trust - SFT Advantus         Securian Funds Trust - SFT Government                       May 1, 2018
Government Money Market Fund                Money Market Fund

Securian Funds Trust - SFT Advantus         Securian Funds Trust - SFT Index 400                        May 1, 2018
Index 400 Mid-Cap Fund - Class 2 Shares     Mid-Cap Fund - Class 2 Shares

Securian Funds Trust - SFT Advantus         Securian Funds Trust - SFT Index 500 Fund                   May 1, 2018
Index 500 Fund - Class 2 Shares             - Class 2 Shares

Securian Funds Trust - SFT Advantus         Securian Funds Trust - SFT International                    May 1, 2018
International Bond Fund - Class 2 Shares    Bond Fund - Class 2 Shares

Securian Funds Trust - SFT Advantus         Securian Funds Trust - SFT Mortgage                         May 1, 2018
Mortgage Securities Fund - Class 2 Shares   Securities Fund - Class 2 Shares

Securian Funds Trust - SFT Advantus Real    Securian Funds Trust - SFT Real Estate                      May 1, 2018
Estate Securities Fund - Class 2 Shares     Securities Fund - Class 2 Shares

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The Account and Sub-accounts are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services - Investment Companies. The significant accounting policies followed consistently by the Account are as follows:

     (A)  USE OF ESTIMATES

          The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements and the disclosure of contingent assets and liabilities. Actual results could differ from those estimates.

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2018

     (B) INVESTMENTS IN UNDERLYING FUNDS

         Investments in shares of the underlying funds are stated at fair value which is the net asset value per share as determined daily by each underlying fund. Investment transactions are recorded on a trade date basis. The cost of investments sold is determined on the first in first out (FIFO) basis.

         Realized gains (losses) on investments include realized gain (loss) distributions received from the respective underlying funds. Realized gain (loss) distributions are reinvested in the respective underlying funds.

         All dividend distributions received from the underlying funds are reinvested in additional shares of the underlying funds and are recorded by the sub-accounts on the ex-dividend date. The affiliated funds may utilize consent dividends to effectively distribute income for income tax purposes. The Sub-account "consents" to treat these amounts as dividend income for tax purposes although they are not paid by the underlying funds. Therefore, no dividend income is recorded in the Statements of Operations related to such consent dividends.

     (C) FEDERAL INCOME TAXES

         The Account is treated as part of Minnesota Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable on investment income or capital gain distributions received by the Sub-account from the underlying funds. Any applicable taxes will be the responsibility of the policy owners or beneficiaries upon termination or withdrawal.


(3)  EXPENSES AND RELATED PARTY TRANSACTIONS

     The mortality and expense charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 0.50% of the average daily net assets of the Account. This charge is an expense of the Account and is deducted daily from the net assets of the Account. This is charged through the daily unit value calculation.

     Policy purchase payments are reflected net of the following charges paid to Minnesota Life:

     A basic sales load of up to 7.00% is deducted from each premium payment for Variable Adjustable Life and Variable Adjustable Life Second Death policies. A first year sales load not to exceed 23.00% may also be deducted. Total sales charges deducted from premium payments for the years ended December 31, 2018 and 2017 amounted to $11,563,628 and $12,155,646, respectively.

     An underwriting charge is deducted from first year purchase payments in an amount not to exceed $5 per $1,000 face amount of insurance for Variable Adjustable Life policies and $10 per $1,000 face amount of insurance for Variable Adjustable Life Second Death policies. The amount may vary by the age of the insured and the premium level for a given amount of insurance. The underwriting charge is paid for administrative costs associated with issuance or adjustment of policies. Total underwriting charges deducted from premium payments for the years ended December 31, 2018 and 2017 amounted to $85,555 and $108,340, respectively.


                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2018

     A premium tax charge in the amount of 2.50% is deducted from each premium payment for Variable Adjustable Life and Variable Adjustable Life Second Death policies. Premium taxes are paid to state and local governments. Total premium tax charges for the years ended December 31, 2018 and 2017 amounted to $1,549,716 and $1,696,714, respectively.

     A face amount guarantee charge of 1.50% is deducted from each Variable Adjustable Life policy premium payment. The charge is paid for the guarantee that the death benefit will always be at least equal to the current face amount of insurance regardless of the investment performance. Total face amount guarantee charges deducted from premium payments for the years ended December 31, 2018 and 2017 amounted to $769,958 and $855,960, respectively.

     A federal tax charge of 1.25% is deducted from each Variable Adjustable Life Second Death policy premium payment. The federal tax charge is paid to offset additional corporate federal income taxes incurred by Minnesota Life under the Omnibus Budget Reconciliation Act of 1990. Total federal tax charges for the years ended December 31, 2018 and 2017 amounted to $101,022 and $110,498, respectively.

     The following charges are associated with Variable Adjustable Life Horizon. A first-year sales charge of 44% is assessed against premium, and a premium charge of 6% is charged on all renewal premiums. An additional face amount charge not to exceed $5 per $1,000 is charged for first-year base premiums and for the first year after a face amount increase. In addition, against the cash value of a policy, Minnesota Life deducts a monthly policy charge of $8 plus $0.02 per $1,000 of the face amount. The monthly policy charge cannot exceed $10 plus $0.03 per $1,000 of the face amount. A premium charge of 5.75% is charged on all non-repeating premiums associated with Variable Adjustable Life Summit and Variable Adjustable Life Survivor.

     In addition to deductions from premium payments, cash value charges (which may include an administration charge, certain transaction charges, a cost of insurance charge and a charge for sub-standard risks), if any, are assessed from the actual cash value of each policy. These charges are paid by redeeming units of the Account held by the individual policy owner. The monthly administration charge is $5 for Variable Adjustable Life policies and $10 for Variable Adjustable Life Second Death policies. The transaction charges are for expenses incurred by Minnesota Life for processing certain transactions. A charge of $25 to $95 is assessed for each policy adjustment. A charge not to exceed $25 may be assessed for each transfer of actual cash value among the segregated sub-accounts. In addition, a face amount guarantee charge is assessed from the actual cash value of each Variable Adjustable Life Second Death policy. The face amount guarantee charge is guaranteed not to exceed $0.03 per $1,000 of face amount per month. The cost of insurance charge varies with the amount of insurance, the insured's age, sex, risk, class, level of scheduled premium and duration of the policy. The charge for substandard risks is for providing death benefits for policies which have mortality risks in excess of the standard. See the table below for these charges.

     The total of cash value charges for the years or periods ended December 31, 2018 and 2017 for each segregated sub-account are as follows:

     SUB-ACCOUNT                                 2018            2017
     ------------------------------------   --------------  --------------
     AB VPS Intl Value Cl B                 $       18,243  $       14,969
     Am Century VP Inc & Gro Cl II                 287,957         266,787
     Am Century VP Infl Pro Cl II                  185,263         177,229

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2018

     SUB-ACCOUNT                                 2018            2017
     ------------------------------------   --------------  --------------
     Amer Funds IS Glbl Bond Cl 2           $       69,340  $       70,225
     Amer Funds IS Glbl Growth Cl 2                142,051         104,778
     Amer Funds IS Glbl Sm Cp Cl 2                  85,489          72,874
     Amer Funds IS Growth Cl 2                     516,262         389,229
     Amer Funds IS Growth-Inc Cl 2                 574,615         501,475
     Amer Funds IS Intl Cl 2                       241,717         209,148
     Amer Funds IS New World Cl 2                  532,804         743,316
     Amer Funds IS US Govt/AAA Cl 2                 39,845          39,166
     Fidelity VIP Equity-Income SC2              2,446,546       2,659,710
     Fidelity VIP Mid Cap SC2                    1,431,699       1,542,884
     Franklin Dev Mkts VIP Cl 2                    895,204       1,017,585
     Franklin Mutual Shs VIP Cl 2                  296,699         350,761
     Franklin Small Cp Val VIP Cl 2                197,592         197,531
     Franklin Sm-Md Cp Gr VIP Cl 2                 549,156         572,600
     Goldman Sachs VI HQ Flt Rt SS                  94,507          92,654
     Invesco VI Amer Value Sr II                    53,286          63,680
     Invesco VI Comstock Sr II                     216,869         212,871
     Invesco VI Equity & Inc Sr II                  79,640          83,340
     Invesco VI Growth & Inc Sr II                  12,584          17,797
     Invesco VI Sm Cap Eqty Sr II                   96,787          97,452
     Ivy VIP Asset Strategy Cl II                  985,911       1,087,679
     Ivy VIP Balanced Cl II                      3,631,473       3,878,810
     Ivy VIP Core Equity Cl II                     360,829         376,983
     Ivy VIP Global Growth Cl II                   322,483         338,944
     Ivy VIP High Income Cl II                     499,051         525,697
     Ivy VIP Intl Core Equity Cl II              4,316,413       4,741,618
     Ivy VIP Micro Cap Growth Cl II (a)            393,178         435,797
     Ivy VIP Mid Cap Growth Cl II                  211,775         165,287
     Ivy VIP Natural Res Cl II                     143,107         157,285
     Ivy VIP Science & Tech Cl II                  395,260         353,990
     Ivy VIP Small Cap Core Cl II                1,699,761       1,788,754
     Ivy VIP Small Cap Growth Cl II (b)             89,235              --
     Ivy VIP Value Cl II                         1,792,307       1,941,809
     Janus Henderson Balanced SS                   327,525         316,441
     Janus Henderson Forty SS                    1,396,657       1,370,060
     Janus Henderson Mid Cp Val SS                 152,893         150,174
     Janus Henderson Overseas SS                 1,698,322       1,889,860
     MFS VIT II Intl Value SC                       75,433          64,397
     MFS VIT Mid Cap Growth Ser SC                  78,502          60,195
     MorgStanley VIF Emg Mk Eq Cl 2                164,648         194,781
     Morningstar Aggr Growth ETF II                160,561         165,150
     Morningstar Balanced ETF II                   292,130         324,336
     Morningstar Conservative ETF II                56,858         105,093
     Morningstar Growth ETF II                     448,160         430,068
     Morningstar Inc & Growth ETF II                49,548          45,707
     Neuberger Berman Sustain Eq S Cl               29,160          29,674
     Oppenheimer Intl Grow VA SS                   614,718         636,420
     Oppenheimer MS Sm Cap VA SS                    56,035          49,825
     PIMCO VIT Low Dur Port Adv Cl                 188,686         188,279
     PIMCO VIT Total Return Adv Cl               1,376,292         832,606
     Putnam VT Equity Income Cl IB                 226,315         215,703
     Putnam VT Growth and Inc Cl IB (c)                 --          15,266
     Putnam VT Growth Opp Cl IB                     92,672          82,526
     Putnam VT Inter Eq Cl IB                      152,480         160,678

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2018

     SUB-ACCOUNT                                 2018            2017
     ------------------------------------   --------------  --------------
     Putnam VT Sus Leaders Fd Cl IB         $       31,676  $       32,698
     SFT Core Bond Cl 2                          3,488,047       3,734,963
     SFT Govt Money Market                         838,844         894,979
     SFT Index 400 MC Cl 2                       2,426,896       2,545,459
     SFT Index 500 Cl 2                          7,810,023       7,869,305
     SFT Intl Bond Cl 2                            875,547         968,314
     SFT Ivy Growth                              8,746,493       8,751,527
     SFT Ivy Small Cap Growth                    3,164,401       3,136,489
     SFT Mortgage Cl 2 (d)                         991,170       1,201,766
     SFT Real Estate Cl 2                        1,489,167       1,765,007
     SFT T. Rowe Price Value                     2,733,994       1,776,991
     SFT Wellington Core Equity Cl 2             1,685,921       2,970,694

--------
     (a) For the year ended December 31, 2017 and for the period from January 1, 2018 through November 2, 2018.
     (b) For the period from November 2, 2018 through December 31, 2018.
     (c) For the period from January 1, 2017 through May 15, 2017.
     (d) For the year ended December 31, 2017 and for the period from January 1, 2018 through November 30, 2018.

     To the extent the Account invests in the Securian Funds Trust, the Account indirectly incurs management fees that are payable to Securian AM. The advisory fee agreement provides for payments ranging from 0.15% to 0.85% of average daily net assets. In addition, the Securian Funds Trust has adopted a Rule 12b-1 distribution plan covering all of the funds. Under the plan, the Securian Funds Trust pays distribution fees equal to 0.25% of average daily net assets to Securian. Each fund pays an annual fee ranging from 0.01% to 0.05% of net assets to State Street, Inc. for daily fund accounting services. Securian Funds Trust also pays an administrative services fee to Minnesota Life. To the extent the Account invests in non-affiliated funds, the Account will also indirectly incur fees.

     On May 1, 2014, Minnesota Life and its affiliates undertook a substitution of certain underlying investments in a transaction approved by the SEC. As part of that transaction, Minnesota Life agreed to make a reduction in sub-account expenses to those policies with assets allocated to specified funds on May 1, 2014, as follows:

     - Securian Funds Trust - SFT T. Rowe Price Value Fund - Class 2 Shares - to the extent the fund's annual net operating expenses exceed 0.98%, Minnesota Life has made a corresponding reduction in sub-account expenses, until April 30, 2016, to those policy owners whose sub-account invests in the fund.
     - Securian Funds Trust - SFT Ivy(SM) Small Cap Growth Fund - (i) to the extent the fund's management fee exceeds 0.83% on assets over $1 billion, Minnesota Life has made a corresponding reduction in sub-account expenses, until September 30, 2016, to those policy owners whose sub-account invests in the fund; and (ii) to the extent the fund's annual net operating expenses exceed 1.16%, Minnesota Life has made a corresponding reduction in sub-account expenses, until April 30, 2016, to those policy owners whose sub-account invests in the fund.
     -  Securian Funds Trust - SFT Wellington Core Equity Fund - Class 2 Shares
        - to the extent the fund's annual net operating expenses exceeds 0.89% (Class 2 Shares) or 0.64% (Class 1 Shares), Minnesota Life will make a corresponding reduction in sub-account expenses, for the life of each policy outstanding on May 1, 2014, to those policy owners whose sub-account invests in the fund.

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2018

     These fee waivers are reported on the Statements of Operations as "Fees Waived" of the respective sub-account.

(4)  FAIR VALUE MEASUREMENTS

     In accordance with FASB ASC Topic 820, Fair Value Measurement (FASB ASC
     820), fair value is defined as the price that the Account would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment.

     The fair value of the Account's financial assets has been determined using available market information as of December 31, 2018. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (exit price) in an orderly transaction between market participants at the measurement date. In determining fair value, the Account uses the market approach which utilizes relevant information generated by market transactions involving identical or comparable assets or liabilities. When applying the market approach, the Account maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs reflect the assumptions market participants would use in valuing a financial instrument based on market data obtained from sources independent of the Account. Unobservable inputs reflect the Account's estimates about the assumptions market participants would use in valuing financial assets and financial liabilities based on the best information available in the circumstances.

     The Account is required to categorize its financial assets recorded on the Statements of Assets, Liabilities, and Policy Owners' Equity according to a three-level hierarchy. A level is assigned to each financial asset and financial liability based on the lowest level input that is significant to the fair value measurement in its entirety. The levels of fair value hierarchy are as follows:

         Level 1 - Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market.

         Level 2 - Fair value is based on other significant observable market-based inputs (including quoted prices for similar securities, interest rates, credit risk and prepayment speed).

         Level 3 - Fair value is based on at least one or more significant unobservable inputs, which may include the Account's own assumptions in determining the fair value of investments.

     The Account uses prices and inputs that are current as of the measurement date. In periods of market disruption, the ability to observe prices and inputs may be reduced, which could cause an asset or liability to be reclassified to a lower level. Inputs used to measure fair value of an asset or liability may fall into different levels of the fair value hierarchy. In these situations, the Account will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value.

     As of December 31, 2018, all of the Account's investments are classified as Level 2 as the values are based upon reported net asset values provided by the fund managers. It has been determined that no transfers between levels occurred during the year. The characterization of the underlying securities held by the funds in accordance with the fair value measurement and disclosures topic of the ASC 820 differs from the characterization of an investment in the fund.


                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2018

(5)  INVESTMENT TRANSACTIONS

     The aggregate cost of purchases and proceeds from sales of investments during the year or period ended December 31, 2018 were as follows:

     SUB-ACCOUNT                               PURCHASES         SALES
     ------------------------------------   --------------  --------------
     AB VPS Intl Value Cl B                 $       71,646  $      231,217
     Am Century VP Inc & Gro Cl II               3,335,770         904,394
     Am Century VP Infl Pro Cl II                1,948,535       1,834,170
     Amer Funds IS Glbl Bond Cl 2                  906,696       1,163,346
     Amer Funds IS Glbl Growth Cl 2              1,950,168         996,283
     Amer Funds IS Glbl Sm Cp Cl 2               1,122,492       1,081,972
     Amer Funds IS Growth Cl 2                   5,716,939       2,026,307
     Amer Funds IS Growth-Inc Cl 2               2,989,662       1,068,015
     Amer Funds IS Intl Cl 2                     4,477,131       1,032,729
     Amer Funds IS New World Cl 2                1,773,668      13,118,355
     Amer Funds IS US Govt/AAA Cl 2                560,946         824,599
     Fidelity VIP Equity-Income SC2              8,532,395       9,129,766
     Fidelity VIP Mid Cap SC2                    6,492,487       6,726,608
     Franklin Dev Mkts VIP Cl 2                  3,411,448       2,922,573
     Franklin Mutual Shs VIP Cl 2                  986,035       1,357,791
     Franklin Small Cp Val VIP Cl 2              2,694,325       1,245,863
     Franklin Sm-Md Cp Gr VIP Cl 2               3,208,452       2,285,299
     Goldman Sachs VI HQ Flt Rt SS                 911,549         554,980
     Invesco VI Amer Value Sr II                   652,260         913,672
     Invesco VI Comstock Sr II                   1,575,751         447,140
     Invesco VI Equity & Inc Sr II                 476,912         501,103
     Invesco VI Growth & Inc Sr II                 291,889          65,106
     Invesco VI Sm Cap Eqty Sr II                  516,690         233,799
     Ivy VIP Asset Strategy Cl II                2,961,991       3,510,157
     Ivy VIP Balanced Cl II                      4,955,015      11,450,905
     Ivy VIP Core Equity Cl II                   1,727,667       2,993,044
     Ivy VIP Global Growth Cl II                 1,529,736       1,337,350
     Ivy VIP High Income Cl II                   3,268,418       3,347,050
     Ivy VIP Intl Core Equity Cl II             11,186,997      12,470,282
     Ivy VIP Micro Cap Growth Cl II (a)          3,400,410      22,972,845
     Ivy VIP Mid Cap Growth Cl II                1,826,136         842,436
     Ivy VIP Natural Res Cl II                     719,970       1,105,725
     Ivy VIP Science & Tech Cl II                3,933,997       3,460,424
     Ivy VIP Small Cap Core Cl II               14,751,324       7,207,502

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2018

     SUB-ACCOUNT                               PURCHASES         SALES
     ------------------------------------   --------------  --------------
     Ivy VIP Small Cap Growth Cl II (b)     $   20,812,957  $      196,729
     Ivy VIP Value Cl II                         3,665,899       5,187,777
     Janus Henderson Balanced SS                 2,010,772         942,861
     Janus Henderson Forty SS                   10,687,586       6,817,876
     Janus Henderson Mid Cp Val SS               1,062,936         930,756
     Janus Henderson Overseas SS                 3,394,634       4,708,706
     MFS VIT II Intl Value SC                    1,195,085       1,063,006
     MFS VIT Mid Cap Growth Ser SC               1,407,468       1,291,123
     MorgStanley VIF Emg Mk Eq Cl 2                639,326       1,629,816
     Morningstar Aggr Growth ETF II              1,596,037         972,507
     Morningstar Balanced ETF II                 1,157,834       1,951,844
     Morningstar Conservative ETF II               138,103       1,153,322
     Morningstar Growth ETF II                   6,658,988       2,648,894
     Morningstar Inc & Growth ETF II               379,889         162,937
     Neuberger Berman Sustain Eq S Cl              180,069         222,134
     Oppenheimer Intl Grow VA SS                 2,249,048       2,766,788
     Oppenheimer MS Sm Cap VA SS                   776,299         460,487
     PIMCO VIT Low Dur Port Adv Cl               1,261,423       2,121,653
     PIMCO VIT Total Return Adv Cl              18,717,124       4,657,706
     Putnam VT Equity Income Cl IB               2,743,969       1,074,470
     Putnam VT Growth Opp Cl IB                  1,343,340         922,982
     Putnam VT Inter Eq Cl IB                    1,247,992         795,438
     Putnam VT Sus Leaders Fd Cl IB                367,313         524,364
     SFT Core Bond Cl 2                         33,732,690      10,378,128
     SFT Govt Money Market                      10,452,710      12,131,853
     SFT Index 400 MC Cl 2                       2,894,855       6,621,661
     SFT Index 500 Cl 2                          9,585,277      25,404,385
     SFT Intl Bond Cl 2                          2,586,965       3,215,862
     SFT Ivy Growth                              1,567,684      32,963,197
     SFT Ivy Small Cap Growth (b)                1,448,688      11,696,967
     SFT Mortgage Cl 2 (c)                         932,925      31,646,635
     SFT Real Estate Cl 2                        2,583,834       4,497,863
     SFT T. Rowe Price Value                     1,879,556      11,762,403
     SFT Wellington Core Equity Cl 2               730,913       8,600,389

--------
     (a) For the period from January 1, 2018 through November 2, 2018.
     (b) For the period from November 2, 2018 through December 31, 2018.
     (c) For the period from January 1, 2018 through November 30, 2018.


                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2018

(6)  UNIT ACTIVITY FROM POLICY TRANSACTIONS

     Transactions in units for each segregated Sub-account for the years or periods ended December 31, 2018 and 2017 were as follows:

                                                                    SEGREGATED SUB-ACCOUNTS
                                  ---------------------------------------------------------------------------------------------
                                                    AM CENTURY       AM CENTURY     AMER FUNDS     AMER FUNDS      AMER FUNDS
                                   AB VPS INTL     VP INC & GRO     VP INFL PRO       IS GLBL       IS GLBL        IS GLBL SM
                                   VALUE CL B          CL II           CL II         BOND CL 2     GROWTH CL 2       CP CL 2
                                  --------------  --------------  --------------  --------------  -------------   -------------
Units outstanding at
   December 31, 2016                     405,472       2,631,205       3,966,379       2,453,676      1,880,109       1,998,721
   Policy purchase payments              529,765         202,109         701,558         545,776      1,367,889       1,242,713
   Policy terminations,
     withdrawal payments and
     charges                            (283,525)       (275,941)       (472,888)       (195,328)      (297,886)       (248,017)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Units outstanding at
   December 31, 2017                     651,712       2,557,373       4,195,049       2,804,124      2,950,112       2,993,417
   Policy purchase payments               50,171         771,748       1,564,507         793,470        782,842         595,823
   Policy terminations,
     withdrawal payments and
     charges                            (181,274)       (271,096)     (1,560,114)     (1,083,057)      (517,995)       (691,510)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Units outstanding at
   December 31, 2018                     520,609       3,058,025       4,199,442       2,514,537      3,214,959       2,897,730
                                  ==============  ==============  ==============  ==============  =============   =============

                                                                    SEGREGATED SUB-ACCOUNTS
                                  ---------------------------------------------------------------------------------------------
                                                   AMER FUNDS IS                                  AMER FUNDS IS    FIDELITY VIP
                                  AMER FUNDS IS      GROWTH-INC    AMER FUNDS IS  AMER FUNDS IS    US GOVT/AAA    EQUITY-INCOME
                                    GROWTH CL 2         CL 2         INTL CL 2    NEW WORLD CL 2       CL 2             SC2
                                  --------------  --------------  --------------  --------------  -------------   -------------
Units outstanding at
   December 31, 2016                   8,861,144       8,456,178       8,239,546      17,498,101      1,126,173      36,449,711
   Policy purchase payments            2,163,979       1,000,463       3,704,709      12,795,145        348,534       1,065,233
   Policy terminations,
     withdrawal payments and
     charges                            (684,154)       (737,148)     (1,981,803)     (7,894,621)      (188,129)     (2,794,504)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Units outstanding at
   December 31, 2017                  10,340,969       8,719,493       9,962,452      22,398,625      1,286,578      34,720,440
   Policy purchase payments            1,427,237         626,667       2,640,395         997,891        494,077       1,012,252
   Policy terminations,
     withdrawal payments and
     charges                            (849,781)       (447,350)       (742,962)    (10,041,741)      (746,733)     (3,304,297)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Units outstanding at
   December 31, 2018                  10,918,425       8,898,810      11,859,885      13,354,775      1,033,922      32,428,395
                                  ==============  ==============  ==============  ==============  =============   =============

                                                                    SEGREGATED SUB-ACCOUNTS
                                  ---------------------------------------------------------------------------------------------
                                                                      FRANKLIN       FRANKLIN        FRANKLIN        GOLDMAN
                                   FIDELITY VIP    FRANKLIN DEV      MUTUAL SHS      SMALL CP      SM-MD CP GR     SACHS VI HQ
                                    MID CAP SC2    MKTS VIP CL 2      VIP CL 2     VAL VIP CL 2      VIP CL 2       FLT RT SS
                                  --------------  --------------  --------------  --------------  -------------   -------------
Units outstanding at
   December 31, 2016                  11,584,836      11,708,779       4,154,783       4,221,759     15,301,342       2,039,041
   Policy purchase payments              132,743       1,713,611         200,156         823,224        343,880         448,514
   Policy terminations,
     withdrawal payments and
     charges                          (1,023,728)     (2,723,395)       (540,491)     (1,222,052)    (2,053,875)       (238,586)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Units outstanding at
   December 31, 2017                  10,693,851      10,698,995       3,814,448       3,822,931     13,591,347       2,248,969
   Policy purchase payments              200,058       1,047,667         138,582         699,996        346,569         779,767
   Policy terminations,
     withdrawal payments and
     charges                          (1,132,598)       (893,578)       (471,525)       (593,381)    (1,152,654)       (492,209)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Units outstanding at
   December 31, 2018                   9,761,311      10,853,084       3,481,505       3,929,546     12,785,262       2,536,527
                                  ==============  ==============  ==============  ==============  =============   =============

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2018

                                                                    SEGREGATED SUB-ACCOUNTS
                                  ---------------------------------------------------------------------------------------------
                                    INVESCO VI      INVESCO VI       INVESCO VI      INVESCO VI      INVESCO      IVY VIP ASSET
                                    AMER VALUE       COMSTOCK         EQUITY &        GROWTH &      VI SM CAP       STRATEGY
                                       SR II           SR II         INC SR II       INC SR II      EQTY SR II        CL II
                                  --------------  --------------  --------------  --------------  -------------   -------------
Units outstanding at
   December 31, 2016                   1,823,269       2,866,982       1,304,351         273,029      1,516,377      11,433,688
   Policy purchase payments              198,107         244,267         226,619         447,609        145,966         340,274
   Policy terminations,
     withdrawal payments and
     charges                            (576,235)       (240,757)       (174,249)       (258,845)      (203,820)     (2,235,255)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Units outstanding at
   December 31, 2017                   1,445,141       2,870,492       1,356,721         461,793      1,458,523       9,538,707
   Policy purchase payments              148,803         350,187         135,327          79,876        157,627         346,242
   Policy terminations,
     withdrawal payments and
     charges                            (431,936)       (188,553)       (224,236)        (28,927)      (111,971)       (998,329)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Units outstanding at
   December 31, 2018                   1,162,008       3,032,126       1,267,812         512,742      1,504,179       8,886,620
                                  ==============  ==============  ==============  ==============  =============   =============

                                                                    SEGREGATED SUB-ACCOUNTS
                                  ---------------------------------------------------------------------------------------------
                                      IVY VIP                        IVY VIP                       IVY VIP INTL   IVY VIP MICRO
                                     BALANCED      IVY VIP CORE      GLOBAL        IVY VIP HIGH    CORE EQUITY     CAP GROWTH
                                       CL II       EQUITY CL II    GROWTH CL II    INCOME CL II       CL II         CL II (A)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Units outstanding at
   December 31, 2016                  14,598,588       7,072,141       4,132,095      12,595,890     26,321,271       4,764,948
   Policy purchase payments               98,479         247,310         239,585         888,975        239,542         103,397
   Policy terminations,
     withdrawal payments and
     charges                          (1,114,686)     (1,112,416)       (597,586)     (1,120,472)    (1,949,625)       (381,744)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Units outstanding at
   December 31, 2017                  13,582,381       6,207,035       3,774,094      12,364,393     24,611,188       4,486,601
   Policy purchase payments              179,339         159,774         283,053       1,929,794        759,783         484,911
   Policy terminations,
     withdrawal payments and
     charges                          (1,274,027)     (1,053,626)       (441,868)     (2,707,856)    (1,830,640)     (4,971,512)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Units outstanding at
   December 31, 2018                  12,487,693       5,313,183       3,615,279      11,586,331     23,540,331              --
                                  ==============  ==============  ==============  ==============  =============   =============

                                                                    SEGREGATED SUB-ACCOUNTS
                                  ---------------------------------------------------------------------------------------------
                                    IVY VIP MID       IVY VIP          IVY VIP       IVY VIP      IVY VIP SMALL
                                    CAP GROWTH      NATURAL RES       SCIENCE &     SMALL CAP      CAP GROWTH     IVY VIP VALUE
                                       CL II           CL II         TECH CL II     CORE CL II      CL II (B)         CL II
                                  --------------  --------------  --------------  --------------  -------------   -------------
Units outstanding at
   December 31, 2016                   1,891,103       9,731,889       2,941,651      16,819,322             --      13,271,114
   Policy purchase payments              282,292       1,389,824         871,960         215,726             --         103,766
   Policy terminations,
     withdrawal payments and
     charges                            (331,153)     (3,170,578)       (824,859)     (1,798,544)            --      (1,151,658)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Units outstanding at
   December 31, 2017                   1,842,242       7,951,135       2,988,752      15,236,504             --      12,223,222
   Policy purchase payments              643,460         907,019         363,518         550,304      4,538,521         119,074
   Policy terminations,
     withdrawal payments and
     charges                            (336,349)     (1,369,692)       (621,027)     (1,470,523)       (41,013)       (912,153)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Units outstanding at
   December 31, 2018                   2,149,353       7,488,462       2,731,243      14,316,285      4,497,508      11,430,143
                                  ==============  ==============  ==============  ==============  =============   =============

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2018

                                                                    SEGREGATED SUB-ACCOUNTS
                                  ---------------------------------------------------------------------------------------------
                                       JANUS           JANUS           JANUS           JANUS                       MFS VIT MID
                                     HENDERSON       HENDERSON     HENDERSON MID     HENDERSON     MFS VIT II       CAP GROWTH
                                    BALANCED SS      FORTY SS        CP VAL SS      OVERSEAS SS   INTL VALUE SC       SER SC
                                  --------------  --------------  --------------  --------------  -------------   -------------
Units outstanding at
   December 31, 2016                   3,813,640      24,497,478       2,514,570      41,668,715      1,836,026         946,275
   Policy purchase payments              253,444       3,277,357         678,069       2,797,913      1,337,875         306,618
   Policy terminations,
     withdrawal payments and
     charges                            (346,688)     (3,869,222)       (263,936)     (5,939,397)      (286,906)       (146,076)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Units outstanding at
   December 31, 2017                   3,720,396      23,905,613       2,928,703      38,527,231      2,886,995       1,106,817
   Policy purchase payments              477,227         607,765         285,628       1,703,476        895,567         250,194
   Policy terminations,
     withdrawal payments and
     charges                            (287,844)     (2,383,136)       (483,929)     (2,890,630)      (835,908)       (361,995)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Units outstanding at
   December 31, 2018                   3,909,779      22,130,242       2,730,402      37,340,077      2,946,654         995,016
                                  ==============  ==============  ==============  ==============  =============   =============

                                                                    SEGREGATED SUB-ACCOUNTS
                                  ---------------------------------------------------------------------------------------------
                                    MORGSTANLEY     MORNINGSTAR     MORNINGSTAR     MORNINGSTAR     MORNINGSTAR     MORNINGSTAR
                                    VIF EMG MK      AGGR GROWTH    BALANCED ETF    CONSERVATIVE       GROWTH       INC & GROWTH
                                      EQ CL 2         ETF II            II            ETF II          ETF II          ETF II
                                  --------------  --------------  --------------  --------------  -------------   -------------
Units outstanding at
   December 31, 2016                   6,000,770       5,533,904       4,891,412       1,801,473     10,250,291         938,207
   Policy purchase payments            4,458,096         542,887       1,414,657         267,100      3,381,676          49,786
   Policy terminations,
     withdrawal payments and
     charges                          (4,780,027)       (337,547)       (316,439)        (97,529)      (824,211)        (88,364)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Units outstanding at
   December 31, 2017                   5,678,839       5,739,244       5,989,630       1,971,044     12,807,756         899,629
   Policy purchase payments              528,829         389,598         232,094          72,707      2,426,033         212,270
   Policy terminations,
     withdrawal payments and
     charges                          (1,288,979)       (529,885)     (1,218,911)       (920,390)    (1,509,176)       (111,855)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Units outstanding at
   December 31, 2018                   4,918,689       5,598,957       5,002,813       1,123,361     13,724,613       1,000,044
                                  ==============  ==============  ==============  ==============  =============   =============

                                                                    SEGREGATED SUB-ACCOUNTS
                                  ---------------------------------------------------------------------------------------------
                                     NEUBERGER
                                      BERMAN        OPPENHEIMER     OPPENHEIMER     PIMCO VIT      PIMCO VIT        PUTNAM VT
                                      SUSTAIN        INTL GROW       MS SM CAP     LOW DUR POR    TOTAL RETURN    EQUITY INCOME
                                      EQ S CL          VA SS           VA SS          ADV CL          ADV CL          CL IB
                                  --------------  --------------  --------------  --------------  -------------   -------------
Units outstanding at
   December 31, 2016                     906,105       6,388,333         933,745       4,965,045     17,221,544       2,213,742
   Policy purchase payments              186,440       1,339,027         247,558         992,076      2,243,565         674,951
   Policy terminations,
     withdrawal payments and
     charges                            (300,669)     (1,844,396)       (243,724)       (876,061)    (1,534,159)       (478,924)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Units outstanding at
   December 31, 2017                     791,876       5,882,964         937,579       5,081,060     17,930,950       2,409,769
   Policy purchase payments               39,112         449,707         203,673       1,086,890     14,028,799         754,586
   Policy terminations,
     withdrawal payments and
     charges                             (95,290)       (668,579)       (189,509)     (1,939,431)    (3,694,699)       (335,159)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Units outstanding at
   December 31, 2018                     735,698       5,664,092         951,743       4,228,519     28,265,050       2,829,196
                                  ==============  ==============  ==============  ==============  =============   =============

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2018

                                                                    SEGREGATED SUB-ACCOUNTS
                                  ---------------------------------------------------------------------------------------------
                                     PUTNAM VT       PUTNAM VT       PUTNAM VT       PUTNAM VT
                                    GROWTH AND      GROWTH OPP         INTER        SUS LEADER      SFT CORE         SFT GOVT
                                   INC CL IB (C)      CL IB          EQ CL IB        FD CL IB       BOND CL 2      MONEY MARKET
                                  --------------  --------------  --------------  --------------  -------------   -------------
Units outstanding at
   December 31, 2016                     560,513         876,703       2,910,769         322,196     21,277,318      11,273,853
   Policy purchase payments               69,152         992,389         120,817         761,454      1,197,144       4,592,789
   Policy terminations,
     withdrawal payments and
     charges                            (629,665)       (862,447)       (331,376)       (642,497)    (1,657,186)     (6,778,864)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Units outstanding at
   December 31, 2017                          --       1,006,645       2,700,210         441,153     20,817,276       9,087,778
   Policy purchase payments                   --         327,302         486,987          43,167      7,305,443       4,798,903
   Policy terminations,
     withdrawal payments and
     charges                                  --        (266,871)       (317,674)       (130,323)    (2,148,451)     (5,640,576)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Units outstanding at
   December 31, 2018                          --       1,067,076       2,869,523         353,997     25,974,268       8,246,105
                                  ==============  ==============  ==============  ==============  =============   =============

                                                                    SEGREGATED SUB-ACCOUNTS
                                  ---------------------------------------------------------------------------------------------
                                   SFT INDEX 400   SFT INDEX 500   SFT INTL BOND      SFT IVY     SFT IVY SMALL    SFT MORTGAGE
                                      MC CL 2          CL 2            CL 2           GROWTH       CAP GROWTH        CL 2 (D)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Units outstanding at
   December 31, 2016                  18,681,786      24,920,737      10,485,547      32,864,051     21,871,942       7,179,613
   Policy purchase payments              588,569         600,985         625,318         247,669        153,297         253,183
   Policy terminations,
     withdrawal payments and
     charges                          (1,420,959)     (1,001,970)       (925,386)     (2,942,337)    (2,096,826)       (566,395)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Units outstanding at
   December 31, 2017                  17,849,396      24,519,752      10,185,479      30,169,383     19,928,413       6,866,401
   Policy purchase payments              556,321         759,703       1,057,450         164,088        234,124         219,097
   Policy terminations,
     withdrawal payments and
     charges                          (1,129,239)     (1,831,791)     (1,241,279)     (2,944,932)    (1,682,497)     (7,085,498)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Units outstanding at
   December 31, 2018                  17,276,478      23,447,664      10,001,650      27,388,539     18,480,040              --
                                  ==============  ==============  ==============  ==============  =============   =============

                                             SEGREGATED SUB-ACCOUNTS
                                  ----------------------------------------------
                                                                        SFT
                                                                     WELLINGTON
                                     SFT REAL      SFT T. ROWE      CORE EQUITY
                                    ESTATE CL 2    PRICE VALUE          CL 2
                                  --------------  --------------  --------------
Units outstanding at
   December 31, 2016                  13,352,642      26,286,781      24,794,766
   Policy purchase payments            2,319,837       3,624,733         246,573
   Policy terminations,
     withdrawal payments and
     charges                          (4,878,481)     (4,048,135)     (2,768,860)
                                  --------------  --------------  --------------
Units outstanding at
   December 31, 2017                  10,793,998      25,863,379      22,272,479
   Policy purchase payments              551,016         560,979         242,552
   Policy terminations,
     withdrawal payments and
     charges                            (861,542)     (3,133,271)     (2,659,245)
                                  --------------  --------------  --------------
Units outstanding at
   December 31, 2018                  10,483,472      23,291,087      19,855,786
                                  ==============  ==============  ==============

--------
(a) For the year ended December 31, 2017 and for the period from January 1, 2018 through November 2, 2018.
(b) For the period from November 2, 2018 through December 31, 2018.
(c) For the period from January 1, 2017 through May 15, 2017.
(d) For the year ended December 31, 2017 and for the period from January 1, 2018 through November 30, 2018.

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2018

(7)  FINANCIAL HIGHLIGHTS

     A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios, and total returns for the years or periods ended December 31, 2018, 2017, 2016, 2015, and 2014 is as follows:

                                                  AT DECEMBER 31                    FOR THE YEARS OR PERIODS ENDED DECEMBER 31
                                   ----------------------------------------------  ---------------------------------------------
                                       UNITS         UNIT FAIR                       INVESTMENT       EXPENSE          TOTAL
                                    OUTSTANDING        VALUE         NET ASSETS     INCOME RATIO*     RATIO**         RETURN***
                                   --------------  --------------  --------------  --------------  -------------   -------------
AB VPS INTL VALUE CL B
   2018                                   520,609  $         1.04  $      539,680            1.06%          0.50%         (23.36)%
   2017                                   651,712            1.35         881,540            2.34%          0.50%          24.47%
   2016                                   405,472            1.09         440,637            1.07%          0.50%          (1.29)%
   2015                                   404,560            1.10         445,399            1.75%          0.50%           1.89%
   2014                                   254,708            1.08         275,220            3.56%          0.50%          (6.93)%

AM CENTURY VP INC & GRO CL II
   2018                                 3,058,025            2.94       8,999,771            1.71%          0.50%          (7.66)%
   2017                                 2,557,373            3.19       8,150,702            2.12%          0.50%          19.70%
   2016                                 2,631,205            2.66       7,005,952            2.23%          0.50%          12.64%
   2015                                 1,414,335            2.36       3,343,470            1.85%          0.50%          (6.42)%
   2014                                 1,484,904            2.53       3,751,031            1.82%          0.50%          11.77%

AM CENTURY VP INFL PRO CL II
   2018                                 4,199,442            1.15       4,811,472            2.87%          0.50%          (3.31)%
   2017                                 4,195,049            1.18       4,970,772            2.68%          0.50%           3.16%
   2016                                 3,966,379            1.15       4,556,057            1.81%          0.50%           3.87%
   2015                                 3,544,518            1.11       3,919,895            1.98%          0.50%          (2.96)%
   2014                                 3,625,173            1.14       4,131,133            1.29%          0.50%           2.78%

AMER FUNDS IS GLBL BOND CL 2
   2018                                 2,514,537            1.05       2,646,429            2.07%          0.50%          (1.82)%
   2017                                 2,804,124            1.07       3,006,086            0.38%          0.50%           6.32%
   2016                                 2,453,676            1.01       2,473,989            0.60%          0.50%           2.20%
   2015                                 1,960,700            0.99       1,934,322            0.05%          0.50%          (4.54)%
   2014                                 1,588,282            1.03       1,641,512            1.23%          0.50%           0.88%

AMER FUNDS IS GLBL GROWTH CL 2
   2018                                 3,214,959            1.68       5,409,261            0.68%          0.50%          (9.50)%
   2017                                 2,950,112            1.86       5,484,639            0.81%          0.50%          30.82%
   2016                                 1,880,109            1.42       2,671,979            0.97%          0.50%           0.12%
   2015                                 1,352,108            1.42       1,919,283            1.32%          0.50%           6.40%
   2014                                   699,923            1.33         933,733            1.09%          0.50%           1.80%

AMER FUNDS IS GLBL SM CP CL 2
   2018                                 2,897,730            1.33       3,856,083            0.08%          0.50%         (11.00)%
   2017                                 2,993,417            1.50       4,475,539            0.41%          0.50%          25.27%
   2016                                 1,998,721            1.19       2,385,575            0.26%          0.50%           1.59%
   2015                                 1,818,435            1.17       2,136,419            0.00%          0.50%          (0.23)%
   2014                                 1,302,771            1.18       1,534,175            0.09%          0.50%           1.61%

AMER FUNDS IS GROWTH CL 2
   2018                                10,918,425            2.11      23,004,096            0.44%          0.50%          (0.75)%
   2017                                10,340,969            2.12      21,951,507            0.53%          0.50%          27.65%
   2016                                 8,861,144            1.66      14,735,365            0.84%          0.50%           8.94%
   2015                                 7,476,549            1.53      11,412,305            0.65%          0.50%           6.33%
   2014                                 6,332,022            1.44       9,090,310            1.16%          0.50%           7.97%

AMER FUNDS IS GROWTH-INC CL 2
   2018                                 8,898,810            2.08      18,497,706            1.43%          0.50%          (2.28)%
   2017                                 8,719,493            2.13      18,547,696            1.44%          0.50%          21.77%
   2016                                 8,456,178            1.75      14,771,370            1.61%          0.50%          10.97%
   2015                                 7,042,667            1.57      11,086,486            1.47%          0.50%           0.95%
   2014                                 5,458,827            1.56       8,512,466            1.83%          0.50%          10.08%

AMER FUNDS IS INTL CL 2
   2018                                11,859,885            1.20      14,283,181            1.85%          0.50%         (13.57)%
   2017                                 9,962,452            1.39      13,881,558            1.34%          0.50%          31.49%
   2016                                 8,239,546            1.06       8,731,530            1.65%          0.50%           3.02%
   2015                                 5,389,517            1.03       5,544,084            1.75%          0.50%          (5.00)%
   2014                                 3,814,876            1.08       4,130,938            1.51%          0.50%          (3.14)%

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2018

                                                  AT DECEMBER 31                    FOR THE YEARS OR PERIODS ENDED DECEMBER 31
                                   ----------------------------------------------  ---------------------------------------------
                                       UNITS         UNIT FAIR                       INVESTMENT       EXPENSE          TOTAL
                                    OUTSTANDING        VALUE         NET ASSETS     INCOME RATIO*     RATIO**         RETURN***
                                   --------------  --------------  --------------  --------------  -------------   -------------
AMER FUNDS IS NEW WORLD CL 2
   2018                                13,354,775            1.09      14,519,409            0.85%          0.50%         (14.47)%
   2017                                22,398,625            1.27      28,471,547            1.02%          0.50%          28.80%
   2016                                17,498,101            0.99      17,268,829            0.89%          0.50%           4.73%
   2015                                14,985,040            0.94      14,120,259            0.57%          0.50%          (3.63)%
   2014                                15,273,996            0.98      14,934,201            1.02%          0.50%          (8.33)%

AMER FUNDS IS US GOVT/AAA CL 2
   2018                                 1,033,922            1.12       1,156,702            1.65%          0.50%           0.23%
   2017                                 1,286,578            1.12       1,436,075            1.39%          0.50%           1.09%
   2016                                 1,126,173            1.10       1,243,537            1.67%          0.50%           0.68%
   2015                                   485,330            1.10         532,278            1.65%          0.50%           1.08%
   2014                                   537,516            1.08         583,196            1.31%          0.50%           4.49%

FIDELITY VIP EQUITY-INCOME SC2
   2018                                32,428,395            2.43      78,702,197            2.03%          0.50%          (9.00)%
   2017                                34,720,440            2.67      92,594,346            1.51%          0.50%          12.09%
   2016                                36,449,711            2.38      86,721,755            2.13%          0.50%          17.12%
   2015                                39,861,701            2.03      80,973,896           11.73%          0.50%          (4.72)%
   2014                                41,489,928            2.13      88,452,623            2.65%          0.50%           7.94%

FIDELITY VIP MID CAP SC2
   2018                                 9,761,311            4.82      47,037,033            0.39%          0.50%         (15.20)%
   2017                                10,693,851            5.68      60,766,741            0.49%          0.50%          19.94%
   2016                                11,584,836            4.74      54,886,756            0.31%          0.50%          11.37%
   2015                                12,561,353            4.25      53,439,007           12.24%          0.50%          (2.12)%
   2014                                13,317,583            4.35      57,882,694            0.02%          0.50%           5.50%

FRANKLIN DEV MKTS VIP CL 2
   2018                                10,853,084            2.76      29,938,849            0.86%          0.50%         (16.22)%
   2017                                10,698,995            3.29      35,226,151            1.02%          0.50%          39.71%
   2016                                11,708,779            2.36      27,595,261            0.82%          0.50%          16.86%
   2015                                12,467,983            2.02      25,146,799            2.03%          0.50%         (20.00)%
   2014                                11,987,462            2.52      30,222,667            1.48%          0.50%          (8.85)%

FRANKLIN MUTUAL SHS VIP CL 2
   2018                                 3,481,505            2.54       8,849,636            2.35%          0.50%          (9.52)%
   2017                                 3,814,448            2.81      10,716,322            2.25%          0.50%           7.81%
   2016                                 4,154,783            2.61      10,826,968            2.00%          0.50%          15.48%
   2015                                 4,485,069            2.26      10,120,834            3.13%          0.50%          (5.41)%
   2014                                 5,089,995            2.39      12,142,796            1.98%          0.50%           6.59%

FRANKLIN SMALL CP VAL VIP CL 2
   2018                                 3,929,546            1.84       7,235,778            0.87%          0.50%         (13.31)%
   2017                                 3,822,931            2.12       8,120,569            0.50%          0.50%          10.10%
   2016                                 4,221,759            1.93       8,144,982            0.76%          0.50%          29.54%
   2015                                 3,058,942            1.49       4,555,854            0.67%          0.50%          (7.85)%
   2014                                 3,481,863            1.62       5,627,393            0.61%          0.50%           0.07%

FRANKLIN SM-MD CP GR VIP CL 2
   2018                                12,785,262            1.72      22,019,423            0.00%          0.50%          (5.85)%
   2017                                13,591,347            1.83      24,861,862            0.00%          0.50%          20.80%
   2016                                15,301,342            1.52      23,172,807            0.00%          0.50%           3.65%
   2015                                15,395,649            1.46      22,494,257            0.00%          0.50%          (3.14)%
   2014                                16,006,506            1.51      24,146,039            0.00%          0.50%           6.94%

GOLDMAN SACHS VI HQ FLT RT SS
   2018                                 2,536,527            1.12       2,841,804            1.87%          0.50%           1.00%
   2017                                 2,248,969            1.11       2,494,786            1.29%          0.50%           0.96%
   2016                                 2,039,041            1.10       2,240,363            1.02%          0.50%           0.50%
   2015                                 1,837,592            1.09       2,008,965            0.44%          0.50%          (0.92)%
   2014                                 1,858,817            1.10       2,050,998            0.29%          0.50%          (0.58)%

INVESCO VI AMER VALUE SR II
   2018                                 1,162,008            1.75       2,029,484            0.18%          0.50%         (13.30)%
   2017                                 1,445,141            2.01       2,911,285            0.54%          0.50%           9.14%
   2016                                 1,823,269            1.85       3,365,553            0.12%          0.50%          14.65%
   2015                                 1,581,613            1.61       2,546,537            0.01%          0.50%          (9.81)%
   2014                                 1,156,198            1.79       2,064,096            0.20%          0.50%           8.93%

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2018

                                                  AT DECEMBER 31                    FOR THE YEARS OR PERIODS ENDED DECEMBER 31
                                   ----------------------------------------------  ---------------------------------------------
                                       UNITS         UNIT FAIR                       INVESTMENT       EXPENSE          TOTAL
                                    OUTSTANDING        VALUE         NET ASSETS     INCOME RATIO*     RATIO**         RETURN***
                                   --------------  --------------  --------------  --------------  -------------   -------------
INVESCO VI COMSTOCK SR II
   2018                                 3,032,126            1.99       6,022,855            1.49%          0.50%         (12.81)%
   2017                                 2,870,492            2.28       6,539,228            1.98%          0.50%          16.99%
   2016                                 2,866,982            1.95       5,582,720            1.33%          0.50%          16.41%
   2015                                 3,106,244            1.67       5,196,176            1.62%          0.50%          (6.66)%
   2014                                 3,331,025            1.79       5,969,917            1.07%          0.50%           8.56%

INVESCO VI EQUITY & INC SR II
   2018                                 1,267,812            1.97       2,499,420            1.94%          0.50%         (10.18)%
   2017                                 1,356,721            2.19       2,977,854            1.44%          0.50%          10.23%
   2016                                 1,304,351            1.99       2,597,249            1.79%          0.50%          14.26%
   2015                                 1,010,973            1.74       1,761,775            2.35%          0.50%          (3.07)%
   2014                                   973,624            1.80       1,750,446            1.62%          0.50%           8.22%

INVESCO VI GROWTH & INC SR II
   2018                                   512,742            1.84         944,134            1.86%          0.50%         (14.02)%
   2017                                   461,793            2.14         989,029            1.27%          0.50%          13.47%
   2016                                   273,029            1.89         515,339            0.92%          0.50%          18.84%
   2015                                   202,617            1.59         321,822            2.61%          0.50%          (3.79)%
   2014                                   171,409            1.65         282,994            1.41%          0.50%           9.42%

INVESCO VI SM CAP EQTY SR II
   2018                                 1,504,179            1.67       2,514,360            0.00%          0.50%         (15.70)%
   2017                                 1,458,523            1.98       2,892,030            0.00%          0.50%          13.16%
   2016                                 1,516,377            1.75       2,657,058            0.00%          0.50%          11.28%
   2015                                 1,547,781            1.57       2,437,127            0.00%          0.50%          (6.21)%
   2014                                 1,643,530            1.68       2,759,252            0.00%          0.50%           1.58%

IVY VIP ASSET STRATEGY CL II
   2018                                 8,886,620            3.16      28,122,437            1.82%          0.50%          (5.91)%
   2017                                 9,538,707            3.36      32,082,697            1.54%          0.50%          17.68%
   2016                                11,433,688            2.86      32,676,630            0.59%          0.50%          (3.05)%
   2015                                15,022,356            2.95      44,283,142            0.37%          0.50%          (8.80)%
   2014                                16,481,161            3.23      53,272,682            0.50%          0.50%          (5.74)%

IVY VIP BALANCED CL II
   2018                                12,487,693            8.17     102,050,162            1.57%          0.50%          (3.73)%
   2017                                13,582,381            8.49     115,290,679            1.59%          0.50%          10.81%
   2016                                14,598,588            7.66     111,822,954            1.38%          0.50%           1.52%
   2015                                15,578,678            7.55     117,541,667            0.91%          0.50%          (0.82)%
   2014                                16,579,352            7.61     126,128,760            0.97%          0.50%           7.04%

IVY VIP CORE EQUITY CL II
   2018                                 5,313,183            2.52      13,375,625            0.47%          0.50%          (4.99)%
   2017                                 6,207,035            2.65      16,446,328            0.45%          0.50%          20.15%
   2016                                 7,072,141            2.21      15,595,557            0.45%          0.50%           3.22%
   2015                                 7,938,318            2.14      16,959,118            0.36%          0.50%          (1.19)%
   2014                                 7,721,500            2.16      16,694,427            0.49%          0.50%           9.13%

IVY VIP GLOBAL GROWTH CL II
   2018                                 3,615,279            2.65       9,588,080            0.47%          0.50%          (6.74)%
   2017                                 3,774,094            2.84      10,732,692            0.05%          0.50%          23.90%
   2016                                 4,132,095            2.30       9,483,808            0.22%          0.50%          (3.52)%
   2015                                 4,437,986            2.38      10,557,594            0.43%          0.50%           2.88%
   2014                                 4,745,551            2.31      10,973,407            2.11%          0.50%           0.45%

IVY VIP HIGH INCOME CL II
   2018                                11,586,331            1.17      13,596,028            6.52%          0.50%          (2.61)%
   2017                                12,364,393            1.20      14,896,846            5.54%          0.50%           6.15%
   2016                                12,595,890            1.13      14,296,740            7.15%          0.50%          15.61%
   2015                                12,570,559            0.98      12,341,680            6.16%          0.50%          (6.97)%
   2014                                13,087,699            1.05      13,812,067            7.05%          0.50%           1.40%

IVY VIP INTL CORE EQUITY CL II
   2018                                23,540,331            5.51     129,780,948            1.55%          0.50%         (18.22)%
   2017                                24,611,188            6.74     165,923,594            1.40%          0.50%          22.54%
   2016                                26,321,271            5.50     144,808,364            1.37%          0.50%           0.58%
   2015                                27,947,290            5.47     152,866,475            1.29%          0.50%          (1.43)%
   2014                                29,355,387            5.55     162,899,976            2.51%          0.50%           0.94%


                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2018

                                                  AT DECEMBER 31                    FOR THE YEARS OR PERIODS ENDED DECEMBER 31
                                   ----------------------------------------------  ---------------------------------------------
                                       UNITS         UNIT FAIR                       INVESTMENT       EXPENSE          TOTAL
                                    OUTSTANDING        VALUE         NET ASSETS     INCOME RATIO*     RATIO**         RETURN***
                                   --------------  --------------  --------------  --------------  -------------   -------------
IVY VIP MID CAP GROWTH CL II
   2018                                 2,149,353            2.24       4,814,150            0.00%          0.50%          (0.56)%
   2017                                 1,842,242            2.25       4,149,595            0.00%          0.50%          26.26%
   2016                                 1,891,103            1.78       3,373,582            0.00%          0.50%           5.59%
   2015                                 1,978,179            1.69       3,342,139            0.00%          0.50%          (6.25)%
   2014                                 2,253,786            1.80       4,061,535            0.00%          0.50%           7.33%

IVY VIP NATURAL RES CL II
   2018                                 7,488,462            0.63       4,728,678            0.31%          0.50%         (23.62)%
   2017                                 7,951,135            0.83       6,573,163            0.13%          0.50%           2.46%
   2016                                 9,731,889            0.81       7,852,320            0.80%          0.50%          23.20%
   2015                                 7,490,708            0.65       4,906,141            0.11%          0.50%         (22.78)%
   2014                                 7,339,904            0.85       6,225,728            0.00%          0.50%         (13.47)%

IVY VIP SCIENCE & TECH CL II
   2018                                 2,731,243            4.80      13,104,237            0.00%          0.50%          (5.71)%
   2017                                 2,988,752            5.09      15,208,095            0.00%          0.50%          31.46%
   2016                                 2,941,651            3.87      11,386,392            0.00%          0.50%           1.04%
   2015                                 3,856,528            3.83      14,774,294            0.00%          0.50%          (3.36)%
   2014                                 3,630,419            3.96      14,392,214            0.00%          0.50%           2.40%

IVY VIP SMALL CAP CORE CL II
   2018                                14,316,285            3.98      56,974,370            0.11%          0.50%         (10.94)%
   2017                                15,236,504            4.47      68,081,972            0.00%          0.50%          13.16%
   2016                                16,819,322            3.95      66,414,192            0.40%          0.50%          28.24%
   2015                                18,620,660            3.08      57,336,903            0.09%          0.50%          (6.06)%
   2014                                19,911,236            3.28      65,263,162            0.09%          0.50%           6.51%

IVY VIP SMALL CAP GROWTH CL II (H)
   2018                                 4,497,508            4.39      19,733,545            0.00%          0.50%           4.28%
   2017                                 4,486,601            4.21      18,876,839            0.00%          0.50%           8.29%
   2016                                 4,764,948            3.89      18,513,726            0.00%          0.50%          12.73%
   2015                                 5,108,561            3.45      17,607,461            0.00%          0.50%          (9.61)%
   2014                                 5,630,653            3.81      21,471,051            0.00%          0.50%          (2.23)%

IVY VIP VALUE CL II
   2018                                11,430,143            4.90      56,027,563            1.85%          0.50%          (7.70)%
   2017                                12,223,222            5.31      64,914,169            1.41%          0.50%          11.93%
   2016                                13,271,114            4.74      62,964,595            1.23%          0.50%          10.59%
   2015                                14,530,194            4.29      62,338,364            0.79%          0.50%          (4.39)%
   2014                                15,598,203            4.49      69,995,951            1.08%          0.50%          10.39%

JANUS HENDERSON BALANCED SS
   2018                                 3,909,779            3.06      11,956,098            1.78%          0.50%          (0.07)%
   2017                                 3,720,396            3.06      11,385,202            1.38%          0.50%          17.55%
   2016                                 3,813,640            2.60       9,928,395            1.99%          0.50%           3.80%
   2015                                 3,265,836            2.51       8,190,677            1.39%          0.50%          (0.09)%
   2014                                 3,272,998            2.51       8,216,053            1.52%          0.50%           7.70%

JANUS HENDERSON FORTY SS
   2018                                22,130,242            2.52      55,861,653            0.00%          0.50%           1.21%
   2017                                23,905,613            2.49      59,621,882            0.00%          0.50%          29.35%
   2016                                24,497,478            1.93       5,622,860            0.00%          0.50%           1.44%
   2015                                27,371,132            1.90      52,028,517            0.00%          0.50%          11.38%
   2014                                28,231,162            1.71      48,180,766            0.03%          0.50%           7.93%

JANUS HENDERSON MID CP VAL SS
   2018                                 2,730,402            1.65       4,495,026            0.89%          0.50%         (14.25)%
   2017                                 2,928,703            1.92       5,622,860            0.65%          0.50%          13.07%
   2016                                 2,514,570            1.70       4,269,885            0.91%          0.50%          18.17%
   2015                                 2,435,098            1.44       3,499,094            1.03%          0.50%          (4.17)%
   2014                                 2,674,000            1.50       4,009,588            1.25%          0.50%           7.90%

JANUS HENDERSON OVERSEAS SS
   2018                                37,340,077            1.33      49,635,987            1.66%          0.50%         (15.56)%
   2017                                38,527,231            1.57      60,652,683            1.59%          0.50%          30.15%
   2016                                41,668,715            1.21      50,400,581            4.70%          0.50%          (7.17)%
   2015                                41,402,040            1.30      53,946,727            0.51%          0.50%          (9.26)%
   2014                                42,225,772            1.44      60,633,887            3.00%          0.50%         (12.54)%

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2018

                                                  AT DECEMBER 31                    FOR THE YEARS OR PERIODS ENDED DECEMBER 31
                                   ----------------------------------------------  ---------------------------------------------
                                       UNITS         UNIT FAIR                       INVESTMENT       EXPENSE          TOTAL
                                    OUTSTANDING        VALUE         NET ASSETS     INCOME RATIO*     RATIO**         RETURN***
                                   --------------  --------------  --------------  --------------  -------------   -------------
MFS VIT II INTL VALUE SC
   2018                                 2,946,654            1.14       3,351,923            0.83%          0.50%         (10.18)%
   2017                                 2,886,995            1.27       3,656,129            1.45%          0.50%          26.19%
   2016                                 1,836,026            1.00       1,842,616            1.31%          0.50%           3.32%
   2015 (a)                               740,448            0.97         719,194            1.84%          0.50%          (2.87)%

MFS VIT MID CAP GROWTH SER SC
   2018                                   995,016            3.15       3,133,146            0.00%          0.50%           0.45%
   2017                                 1,106,817            3.13       3,469,653            0.00%          0.50%          26.05%
   2016                                   946,275            2.49       2,353,405            0.00%          0.50%           4.10%
   2015                                   998,766            2.39       2,386,224            0.00%          0.50%           3.91%
   2014                                   681,848            2.30       1,567,737            0.00%          0.50%           8.02%

MORGSTANLEY VIF EMG MK EQ CL 2
   2018                                 4,918,689            1.08       5,331,332            0.39%          0.50%         (17.93)%
   2017                                 5,678,839            1.32       7,499,841            0.81%          0.50%          34.39%
   2016                                 6,000,770            0.98       5,896,951            0.43%          0.50%           6.09%
   2015                                 5,817,392            0.93       5,388,536            0.80%          0.50%         (11.15)%
   2014                                 5,202,755            1.04       5,424,152            0.33%          0.50%          (5.03)%

MORNINGSTAR AGGR GROWTH ETF II
   2018                                 5,598,957            1.62       9,060,487            1.35%          0.50%          (9.78)%
   2017                                 5,739,244            1.79      10,294,545            1.24%          0.50%          19.20%
   2016                                 5,533,904            1.50       8,327,207            1.17%          0.50%          10.66%
   2015                                 6,436,157            1.36       8,752,088            1.13%          0.50%          (3.32)%
   2014                                 7,223,973            1.41      10,160,326            0.97%          0.50%           3.95%

MORNINGSTAR BALANCED ETF II
   2018                                 5,002,813            1.47       7,346,031            1.80%          0.50%          (6.70)%
   2017                                 5,989,630            1.57       9,426,911            1.79%          0.50%          12.77%
   2016                                 4,891,412            1.40       6,826,891            1.67%          0.50%           7.94%
   2015                                 5,453,139            1.29       7,051,285            1.36%          0.50%          (2.71)%
   2014                                 5,565,853            1.33       7,397,469            1.25%          0.50%           3.99%

MORNINGSTAR CONSERVATIVE ETF II
   2018                                 1,123,361            1.22       1,368,671            1.83%          0.50%          (2.86)%
   2017                                 1,971,044            1.25       2,472,010            1.88%          0.50%           5.67%
   2016                                 1,801,473            1.19       2,138,028            1.51%          0.50%           4.09%
   2015                                 1,847,894            1.14       2,106,988            1.18%          0.50%          (1.70)%
   2014                                 2,048,231            1.16       2,375,899            1.21%          0.50%           2.25%

MORNINGSTAR GROWTH ETF II
   2018                                13,724,613            1.56      21,470,140            1.73%          0.50%          (8.50)%
   2017                                12,807,756            1.71      21,897,432            1.55%          0.50%          16.72%
   2016                                10,250,291            1.46      15,015,258            1.45%          0.50%           9.15%
   2015                                10,680,606            1.34      14,334,170            1.38%          0.50%          (3.00)%
   2014                                 8,769,708            1.38      12,133,457            1.08%          0.50%           4.05%

MORNINGSTAR INC & GROWTH ETF II
   2018                                 1,000,044            1.34       1,337,355            2.11%          0.50%          (4.73)%
   2017                                   899,629            1.40       1,262,835            1.73%          0.50%           9.39%
   2016                                   938,207            1.28       1,203,905            1.73%          0.50%           5.84%
   2015                                   935,410            1.21       1,134,046            1.40%          0.50%          (2.17)%
   2014                                 1,204,314            1.24       1,492,380            1.15%          0.50%           2.79%

NEUBERGER BERMAN SUSTAIN EQ S CL
   2018                                   735,698            2.05       1,508,000            0.21%          0.50%          (6.41)%
   2017                                   791,876            2.19       1,734,285            0.32%          0.50%          17.52%
   2016                                   906,105            1.86       1,688,607            0.52%          0.50%           9.10%
   2015                                   791,764            1.71       1,352,510            0.31%          0.50%          (1.09)%
   2014                                   982,572            1.73       1,696,878            0.12%          0.50%           9.56%

OPPENHEIMER INTL GROW VA SS
   2018                                 5,664,092            3.29      18,618,344            0.60%          0.50%         (19.95)%
   2017                                 5,882,964            4.11      24,158,591            1.18%          0.50%          25.82%
   2016                                 6,388,333            3.26      20,851,044            0.86%          0.50%          (3.20)%
   2015                                 7,701,513            3.37      25,968,081            0.95%          0.50%           2.59%
   2014                                 9,644,621            3.29      31,698,194            0.87%          0.50%          (7.62)%

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2018

                                                  AT DECEMBER 31                    FOR THE YEARS OR PERIODS ENDED DECEMBER 31
                                   ----------------------------------------------  ---------------------------------------------
                                       UNITS         UNIT FAIR                       INVESTMENT       EXPENSE          TOTAL
                                    OUTSTANDING        VALUE         NET ASSETS     INCOME RATIO*     RATIO**         RETURN***
                                   --------------  --------------  --------------  --------------  -------------   -------------
OPPENHEIMER MS SM CAP VA SS
   2018                                   951,743            2.06       1,960,575            0.06%          0.50%         (10.99)%
   2017                                   937,579            2.31       2,169,791            0.65%          0.50%          13.34%
   2016                                   933,745            2.04       1,906,523            0.24%          0.50%          17.09%
   2015                                   793,686            1.74       1,384,066            0.65%          0.50%          (6.56)%
   2014                                   695,881            1.87       1,298,734            0.67%          0.50%          11.10%

PIMCO VIT LOW DUR PORT ADV CL
   2018                                 4,228,519            1.09       4,600,302            1.79%          0.50%          (0.26)%
   2017                                 5,081,060            1.09       5,542,214            1.24%          0.50%           0.74%
   2016                                 4,965,045            1.08       5,375,728            1.40%          0.50%           0.80%
   2015                                 5,165,657            1.07       5,548,533            3.21%          0.50%          (0.29)%
   2014                                 5,812,913            1.08       6,261,708            1.03%          0.50%           0.25%

PIMCO VIT TOTAL RETURN ADV CL
   2018                                28,265,050            1.24      35,029,181            2.45%          0.50%          (1.13)%
   2017                                17,930,950            1.25      22,474,363            1.92%          0.50%           4.29%
   2016                                17,221,544            1.20      20,697,275            1.98%          0.50%           2.07%
   2015                                19,206,315            1.18      22,616,063            5.07%          0.50%          (0.15)%
   2014                                17,882,296            1.18      21,088,924            2.12%          0.50%           3.66%

PUTNAM VT EQUITY INCOME CL IB
   2018                                 2,829,196            2.84       8,029,089            0.68%          0.50%          (8.95)%
   2017                                 2,409,769            3.12       7,511,549            1.53%          0.50%          18.18%
   2016                                 2,213,742            2.64       5,839,142            1.94%          0.50%          13.08%
   2015                                 2,432,029            2.33       5,672,610            1.59%          0.50%          (3.53)%
   2014                                 2,520,661            2.42       6,094,093            1.59%          0.50%          12.10%

PUTNAM VT GROWTH OPP CL IB (G)
   2018                                 1,067,076            3.23       3,441,729            0.00%          0.50%           1.87%
   2017                                 1,006,645            3.17       3,187,323            5.73%          0.50%          30.25%
   2016                                   876,703            2.43       2,131,181            1.33%          0.50%           2.08%
   2015                                 1,072,879            2.38       2,555,034            1.14%          0.50%          (6.58)%
   2014                                 1,460,559            2.55       3,723,292            0.72%          0.50%           9.17%

PUTNAM VT INTER EQ CL IB
   2018                                 2,869,523            1.99       5,699,472            1.39%          0.50%         (19.52)%
   2017                                 2,700,210            2.47       6,664,005            0.12%          0.50%          25.95%
   2016                                 2,910,769            1.96       5,703,448            3.39%          0.50%          (2.94)%
   2015                                 3,087,778            2.02       6,233,355            1.18%          0.50%          (0.36)%
   2014                                 3,075,266            2.03       6,230,479            0.92%          0.50%          (7.24)%

PUTNAM VT SUS LEADERS FD CL IB
   2018                                   353,997            3.64       1,288,030            0.00%          0.50%          (2.02)%
   2017                                   441,153            3.71       1,638,235            2.21%          0.50%          28.58%
   2016                                   322,196            2.89         930,547            0.75%          0.50%           7.25%
   2015                                   393,549            2.69       1,059,759            0.54%          0.50%          (0.79)%
   2014                                   449,572            2.71       1,220,213            0.39%          0.50%          12.92%

SFT CORE BOND CL 2
   2018                                25,974,268            4.68     121,636,759            0.00%          0.50%          (1.34)%
   2017                                20,817,276            4.75      98,808,284            0.88%          0.50%           4.17%
   2016                                21,277,318            4.56      96,951,784            0.00%          0.50%           3.85%
   2015                                22,354,924            4.39      98,085,973            0.00%          0.50%          (0.34)%
   2014                                23,406,554            4.40     103,055,002            0.00%          0.50%           5.76%

SFT GOVT MONEY MARKET
   2018                                 8,246,105            2.15      17,724,775            1.16%          0.50%           0.67%
   2017                                 9,087,778            2.14      19,403,917            0.00%          0.50%          (0.37)%
   2016                                11,273,853            2.14      24,161,784            0.00%          0.50%          (0.45)%
   2015                                13,483,433            2.15      29,027,695            0.00%          0.50%          (0.50)%
   2014                                11,730,319            2.16      25,380,544            0.00%          0.50%          (0.50)%

SFT INDEX 400 MC CL 2
   2018                                17,276,478            4.81      83,024,000            0.00%          0.50%         (12.02)%
   2017                                17,849,396            5.46      97,498,816            0.13%          0.50%          15.03%
   2016                                18,681,786            4.75      88,708,743            0.00%          0.50%          19.44%
   2015                                18,755,756            3.98      74,562,377            0.00%          0.50%          (3.12)%
   2014                                19,941,659            4.10      81,826,132            0.00%          0.50%           8.69%

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2018

                                                  AT DECEMBER 31                    FOR THE YEARS OR PERIODS ENDED DECEMBER 31
                                   ----------------------------------------------  ---------------------------------------------
                                       UNITS         UNIT FAIR                       INVESTMENT       EXPENSE          TOTAL
                                    OUTSTANDING        VALUE         NET ASSETS     INCOME RATIO*     RATIO**         RETURN***
                                   --------------  --------------  --------------  --------------  -------------   -------------
SFT INDEX 500 CL 2
   2018                                23,447,664           12.11     284,003,101            0.00%          0.50%          (5.28)%
   2017                                24,519,752           12.79     313,536,679            0.00%          0.50%          20.63%
   2016                                24,920,737           10.60     264,161,189            0.00%          0.50%          10.88%
   2015                                25,206,573            9.56     240,968,160            0.00%          0.50%           0.43%
   2014                                26,283,100            9.52     250,191,418            0.00%          0.50%          12.56%

SFT INTL BOND CL 2
   2018                                10,001,650            2.53      25,310,271            0.00%          0.50%           0.70%
   2017                                10,185,479            2.51      25,595,616            0.00%          0.50%           0.62%
   2016                                10,485,547            2.50      26,187,058            0.00%          0.50%           2.58%
   2015                                11,141,607            2.43      27,125,258            0.00%          0.50%          (4.64)%
   2014                                11,630,662            2.55      29,694,260            0.00%          0.50%           1.20%

SFT IVY GROWTH
   2018                                27,388,539            9.96     272,913,499            0.00%          0.50%           1.70%
   2017                                30,169,383            9.80     295,610,022            0.00%          0.50%          28.58%
   2016                                32,864,051            7.62     250,446,108            0.00%          0.50%           0.40%
   2015                                35,194,894            7.59     267,130,425            0.00%          0.50%           6.21%
   2014                                38,355,959            7.15     274,104,240            0.00%          0.50%          12.58%

SFT IVY SMALL CAP GROWTH
   2018                                18,480,040            5.75     106,191,511            0.00%          0.50%          (4.41)%
   2017                                19,928,413            6.01     119,800,059            0.00%          0.50%          24.68%
   2016 (d)                            21,871,942            4.82     105,458,884            0.00%          0.47%          20.53%
   2015 (e)                            23,341,487            4.00      93,377,521            0.00%          0.42%          (4.07)%
   2014 (f)                            25,369,536            4.17     105,792,773            0.00%          0.43%           8.43%

SFT REAL ESTATE CL 2
   2018                                10,483,472            4.81      50,452,825            0.00%          0.50%          (5.88)%
   2017                                10,793,998            5.11      55,190,267            0.00%          0.50%           4.85%
   2016                                13,352,642            4.88      65,117,144            0.00%          0.50%           3.88%
   2015                                13,976,936            4.69      65,614,857            0.00%          0.50%           4.47%
   2014                                12,838,788            4.49      57,694,153            0.00%          0.50%          29.72%

SFT T. ROWE PRICE VALUE
   2018                                23,291,087            3.30      76,861,436            0.00%          0.50%         (10.25)%
   2017                                25,863,379            3.68      95,097,009            0.00%          0.50%          18.02%
   2016 (d)                            26,286,781            3.12      81,894,704            0.00%          0.49%          10.11%
   2015 (e)                            28,164,370            2.83      79,687,145            0.00%          0.46%          (2.48)%
   2014 (f)                            30,049,990            2.90      87,180,685            0.00%          0.47%           7.85%

SFT WELLINGTON CORE EQUITY CL 2
   2018 (b)                            19,855,786            2.95      58,619,862            0.00%          0.29%          (2.63)%
   2017 (c)                            22,272,479            3.03      67,531,483            0.00%          0.34%          20.69%
   2016 (d)                            24,794,766            2.51      62,288,878            0.00%          0.36%           4.48%
   2015 (e)                            28,068,616            2.40      67,488,583            0.00%          0.28%           0.44%
   2014 (f)                            31,035,983            2.39      74,293,350            0.00%          0.38%          11.27%

--------
* These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of expenses assessed by the fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in a direct reduction in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests and, to the extent the underlying fund utilizes consent dividends rather than paying dividends in cash or reinvested shares, the sub-account does not record investment income. For periods less than one year, the ratios have been annualized.

** This ratio represents the annualized policy expenses of the separate account, consisting primarily of mortality and expense charges. The ratios include expenses that result in a direct reduction to unit values as well as applicable fee waivers that result in an increase to the unit values. Charges made directly to a policy owner's account through the redemption of units and expenses of the underlying fund are excluded. Investment options with a date notation indicate the effective date of that investment option in the variable account. For periods less than one year, the ratios have been annualized.

*** These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and reflect all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units. Inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated from the period indicated or from the effective date through the end of the reporting period.

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2018

(a) For the period from May 1, 2015 through December
    31, 2015.
(b) For the year ended December 31, 2018, Minnesota Life waived expenses for SFT Wellington Core Equity Cl 2 resulting in a reduction of the expense ratio of 0.21%.
(c) For the year ended December 31, 2017, Minnesota Life waived expenses for SFT Wellington Core Equity Cl 2 resulting in a reduction of the expense ratio of 0.16%.
(d) For the year ended December 31, 2016, Minnesota Life waived expenses for SFT Ivy Small Cap Growth, SFT Wellington Core Equity Cl 2, and SFT T. Rowe Price Value resulting in a reduction of the expense ratio of 0.03%, 0.14%, and 0.01%, respectively.
(e) For the year ended December 31, 2015, Minnesota Life waived expenses for SFT Ivy Small Cap Growth, SFT Wellington Core Equity Cl 2, and SFT T. Rowe Price Value resulting in a reduction of the expense ratio of 0.08%, 0.22%, and 0.04%, respectively.
(f) For the period from May 1, 2014 to December 31, 2014, Minnesota Life waived expenses for SFT Ivy Small Cap Growth, SFT Wellington Core Equity Cl 2, and SFT
T. Rowe Price Value resulting in a reduction of the expense ratio of 0.07%, 0.12%, and 0.03%, respectively.
(g) Putnam VT Voyager Cl IB merged into Putnam VT Growth Opp Cl IB effective November 21, 2016. Information prior to merger effective date reflects Putnam VT Voyager Cl IB.
(h) Ivy VIP Micro Cap Growth Cl II merged into Ivy VIP Small Cap Growth Cl II effective November 2, 2018. Information prior to merger effective date reflects Ivy VIP Micro Cap Growth Cl II.

(8)  SUBSEQUENT EVENTS

Management has evaluated subsequent events through March 29, 2019, the date these financial statements were issued, and has concluded there were no events that require financial statement disclosure and/or adjustments to the financial statements.

                        MINNESOTA LIFE INSURANCE COMPANY

                         STATUTORY FINANCIAL STATEMENTS
                       AND FINANCIAL STATEMENT SCHEDULES

                               DECEMBER 31, 2018

[KPMG LOGO]

                  KPMG LLP
                  4200 Wells Fargo Center
                  90 South Seventh Street
                  Minneapolis, MN 55402

                          INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Stockholder
Minnesota Life Insurance Company:

We have audited the accompanying financial statements of Minnesota Life Insurance Company, which comprise the statutory statements of admitted assets, liabilities, and capital and surplus as of December 31, 2018 and 2017, and the related statutory statements of operations and capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2018, and the related notes to the statutory financial statements.

MANAGEMENT'S RESPONSIBILITY FOR THE FINANCIAL STATEMENTS

Management is responsible for the preparation and fair presentation of these financial statements in accordance with statutory accounting practices prescribed or permitted by the Minnesota Department of Commerce. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

AUDITORS' RESPONSIBILITY

Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditors' judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity's preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

BASIS FOR ADVERSE OPINION ON U.S. GENERALLY ACCEPTED ACCOUNTING PRINCIPLES

As described in Note 2 to the financial statements, the financial statements are prepared by Minnesota Life Insurance Company using statutory accounting practices prescribed or permitted by the Minnesota Department of Commerce, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles.

          KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with KPMG International Cooperative ("KPMG International"), a Swiss entity.

The effects on the financial statements of the variances between the statutory accounting practices described in Note 2 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material.

ADVERSE OPINION ON U.S. GENERALLY ACCEPTED ACCOUNTING PRINCIPLES

In our opinion, because of the significance of the variances between statutory accounting practices and U.S. generally accepted accounting principles discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles paragraph, the financial statements referred to above do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of Minnesota Life Insurance Company as of December 31, 2018 and 2017, or the results of its operations or its cash flows for each of the years in the three-year period ended December 31, 2018.

OPINION ON STATUTORY BASIS OF ACCOUNTING

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of Minnesota Life Insurance Company as of December 31, 2018 and 2017, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2018, in accordance with statutory accounting practices prescribed or permitted by the Minnesota Department of Commerce described in Note 2.

OTHER MATTER

Our audits were conducted for the purpose of forming an opinion on the financial statements as a whole. The supplementary information included in the schedule of selected financial data, the schedule of supplemental investment risks interrogatories and the summary investment schedule is presented for purposes of additional analysis and is not a required part of the financial statements but is supplementary information required by the Minnesota Department of Commerce. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the financial statements. The information has been subjected to the auditing procedures applied in the audits of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States of America. In our opinion, the information is fairly stated in all material respects in relation to the financial statements as a whole.

                              [KPMG LLP SIGNATURE]

Minneapolis, Minnesota
April 2, 2019

                        MINNESOTA LIFE INSURANCE COMPANY
  STATUTORY STATEMENTS OF ADMITTED ASSETS, LIABILITIES AND CAPITAL AND SURPLUS
                           DECEMBER 31, 2018 AND 2017
                                 (IN THOUSANDS)

                                                                                    2018               2017
                                                                              -----------------  -----------------
ADMITTED ASSETS
Bonds                                                                         $     15,520,081   $     14,289,488
Common stocks                                                                          395,121            403,038
Mortgage loans, net                                                                  3,614,864          3,006,051
Derivative instruments                                                                 149,598            495,476
Other invested assets                                                                  910,649            882,425
Policy loans                                                                           519,511            465,444
Investments in affiliated companies                                                    360,809            337,611
Cash, cash equivalents and short-term investments                                       61,518            186,804
                                                                              -----------------  -----------------
  Total invested assets                                                             21,532,151         20,066,337

Premiums deferred and uncollected                                                      341,311            379,937
Current income tax recoverable                                                          26,072                 --
Deferred income taxes                                                                  137,213            147,238
Other assets                                                                           310,416            355,386
                                                                              -----------------  -----------------
  Total assets, excluding separate accounts                                         22,347,163         20,948,898

Separate account assets                                                             24,172,223         25,484,738
                                                                              -----------------  -----------------
         Total assets                                                         $     46,519,386   $     46,433,636
                                                                              =================  =================

LIABILITIES AND CAPITAL AND SURPLUS

Liabilities:
  Policy reserves:
    Life insurance                                                            $      9,936,193   $      8,751,354
    Annuities and other fund deposits                                                7,062,574          6,241,000
    Accident and health                                                                149,202            127,636
  Policy claims in process of settlement                                               440,905            428,263
  Dividends payable to policyholders                                                    40,489             44,251
  Other policy liabilities                                                           1,557,398          1,597,925
  Asset valuation reserve                                                              162,111            254,301
  Current income tax liability                                                              --             19,778
  Accrued commissions and expenses                                                     104,347            111,131
  Other liabilities                                                                     79,222            376,724
                                                                              -----------------  -----------------
    Total liabilities, excluding separate accounts                                  19,532,441         17,952,363

  Separate account liabilities                                                      24,137,978         25,421,348
                                                                              -----------------  -----------------
    Total liabilities                                                               43,670,419         43,373,711
                                                                              -----------------  -----------------

Capital and surplus:
  Common stock, $1 par value, 5,000,000 shares authorized, issued and
    outstanding                                                                          5,000              5,000
  Additional paid in capital                                                           216,540            196,534
  Surplus notes                                                                        118,000            118,000
  Unassigned surplus                                                                 2,509,427          2,740,391
                                                                              -----------------  -----------------
    Total capital and surplus                                                        2,848,967          3,059,925
                                                                              -----------------  -----------------
         Total liabilities and capital and surplus                            $     46,519,386   $     46,433,636
                                                                              =================  =================

See accompanying notes to statutory financial statements.

                        MINNESOTA LIFE INSURANCE COMPANY
           STATUTORY STATEMENTS OF OPERATIONS AND CAPITAL AND SURPLUS
                 YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016
                                 (IN THOUSANDS)

                                                                 2018               2017               2016
                                                           -----------------  -----------------  -----------------
STATEMENTS OF OPERATIONS
Revenues:
  Premiums                                                 $      3,716,312   $      3,511,204   $      3,396,091
  Annuity considerations                                          3,830,326          4,075,441          2,843,110
  Net investment income                                             792,410            748,445            704,765
  Investment management, administration and contract
    guarantee fees                                                  275,707            266,159            252,164
  Other income                                                      166,259            157,584            120,065
                                                           -----------------  -----------------  -----------------
    Total revenues                                                8,781,014          8,758,833          7,316,195
                                                           -----------------  -----------------  -----------------

Benefits and expenses:
  Policyholder benefits                                           5,372,746          4,968,449          4,639,273
  Increase in policy reserves                                     2,028,067          2,590,124          1,053,685
  General insurance expenses and taxes                              373,762            334,853            310,894
  Salaries and wages                                                193,743            183,849            177,720
  Group service and administration fees                              59,849             88,596             75,092
  Commissions                                                       501,200            451,688            454,405
  Separate account transfers, net                                   318,521             81,934            343,448
                                                           -----------------  -----------------  -----------------
    Total benefits and expenses                                   8,847,888          8,699,493          7,054,517
                                                           -----------------  -----------------  -----------------

    Gain (loss) from operations before dividends,
      federal income taxes and net realized capital
      gains (losses)                                                (66,874)            59,340            261,678

Dividends to policyholders                                           42,378             47,337             49,603
                                                           -----------------  -----------------  -----------------
    Gain (loss) from operations before federal income
      taxes and net realized capital gains (losses)                (109,252)            12,003            212,075

Federal income taxes incurred                                         2,442              4,275             61,828
                                                           -----------------  -----------------  -----------------
    Gain (loss) from operations before net realized
      capital gains (losses)                                       (111,694)             7,728            150,247

Net realized capital gains (losses), net of transfers to
  interest maintenance reserve and federal income taxes             186,420            270,210            (67,924)
                                                           -----------------  -----------------  -----------------
    Net income                                             $         74,726   $        277,938   $         82,323
                                                           =================  =================  =================

STATEMENTS OF CAPITAL AND SURPLUS

Capital and surplus, beginning of year                     $      3,059,925   $      2,971,602   $      2,766,405
Net income                                                           74,726            277,938             82,323
Net change in unrealized capital gains and losses                  (257,804)           (23,099)            94,751
Net change in deferred income tax                                    34,167            (82,922)            47,397
Change in asset valuation reserve                                    92,190             18,421            (51,004)
Net change in separate account surplus                                  461              7,349              3,636
Dividends to stockholder                                             (9,647)          (188,705)            (2,000)
Change in unauthorized reinsurance                                   (2,208)             4,300             (1,588)
Change in non-admitted assets                                      (166,428)            51,077             20,645
Change in reserves due to change in valuation basis                      --                 --             10,546
Capital contribution                                                 20,006             17,841                 --
Other, net                                                            3,579              6,123                491
                                                           -----------------  -----------------  -----------------
Capital and surplus, end of year                           $      2,848,967   $      3,059,925   $      2,971,602
                                                           =================  =================  =================

See accompanying notes to statutory financial statements.

                        MINNESOTA LIFE INSURANCE COMPANY
                       STATUTORY STATEMENTS OF CASH FLOW
                  YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016
                                 (IN THOUSANDS)

                                                                 2018               2017               2016
                                                           -----------------  -----------------  -----------------
CASH FLOW FROM OPERATING ACTIVITIES
Revenues:
  Premiums and annuity considerations                      $      7,971,586   $      7,578,903   $      6,908,917
  Net investment income                                             782,614            733,467            675,764
                                                           -----------------  -----------------  -----------------
    Total receipts                                                8,754,200          8,312,370          7,584,681
                                                           -----------------  -----------------  -----------------

Benefits and expenses paid:
  Policyholder benefits                                           5,313,921          4,971,796          4,631,338
  Dividends to policyholders                                         46,140             50,646             56,340
  Commissions and expenses                                        1,141,411          1,046,570          1,025,628
  Separate account transfer, net                                    302,939             66,857            367,264
  Federal income taxes                                               53,751             98,331             53,644
                                                           -----------------  -----------------  -----------------
    Total payments                                                6,858,162          6,234,200          6,134,214
                                                           -----------------  -----------------  -----------------

      Cash provided from operations                               1,896,038          2,078,170          1,450,467
                                                           -----------------  -----------------  -----------------

CASH FLOW FROM INVESTING ACTIVITIES

Proceeds from investments sold, matured or repaid:
  Bonds                                                           3,719,165          4,052,868          4,164,867
  Common stocks                                                     220,412            260,437            263,237
  Mortgage loans                                                    383,096            364,837            363,402
  Derivative instruments                                            477,497            433,108            193,443
  Other invested assets                                             138,775            372,202            106,631
Separate account redemptions                                         25,114             25,297             24,390
                                                           -----------------  -----------------  -----------------
                                                                  4,964,059          5,508,749          5,115,970
                                                           -----------------  -----------------  -----------------

Cost of investments acquired:
  Bonds                                                           5,031,445          5,834,744          5,165,789
  Common stocks                                                     201,086            206,439            300,061
  Mortgage loans                                                    997,476            832,982            776,220
  Derivative instruments                                            400,800            303,079            264,884
  Other invested assets                                             119,920            159,519            106,310
Separate account investments                                            435             30,231             15,444
Securities in transit, net                                          (13,317)            (3,727)            35,412
Other provided, net                                                  50,660             50,138             15,798
                                                           -----------------  -----------------  -----------------
                                                                  6,788,505          7,413,405          6,679,918
                                                           -----------------  -----------------  -----------------

      Cash applied to investing                                  (1,824,446)        (1,904,656)        (1,563,948)
                                                           -----------------  -----------------  -----------------

CASH FLOW FROM FINANCING AND MISCELLANEOUS ACTIVITIES

Borrowed money, net                                                (225,000)           (30,000)           100,000
Net deposits on deposit-type contract funds                          18,504            (10,892)           161,232
Dividend paid to stockholder                                             --           (185,142)                --
Contributed capital                                                  11,500                 --                 --
Other cash applied                                                   (1,882)             3,104            (19,569)
                                                           -----------------  -----------------  -----------------

      Cash (applied to) provided from financing                    (196,878)          (222,930)           241,663
                                                           -----------------  -----------------  -----------------

RECONCILIATION OF CASH, CASH EQUIVALENTS AND SHORT-TERM
  INVESTMENTS

Net change in cash, cash equivalents and short-term
  investments                                                      (125,286)           (49,416)           128,182
Beginning of the year                                               186,804            236,220            108,038
                                                           -----------------  -----------------  -----------------
  End of the year                                          $         61,518   $        186,804   $        236,220
                                                           =================  =================  =================

See accompanying notes to statutory financial statements.

                        MINNESOTA LIFE INSURANCE COMPANY

                    NOTES TO STATUTORY FINANCIAL STATEMENTS
                        DECEMBER 31, 2018, 2017 AND 2016
                                 (IN THOUSANDS)

(1)  NATURE OF OPERATIONS

     ORGANIZATION AND DESCRIPTION OF BUSINESS

     Minnesota Life Insurance Company (the Company), a wholly-owned subsidiary of Securian Financial Group, Inc. (SFG), both directly and through its subsidiaries and controlled affiliates, provides a diversified array of insurance and financial products and services designed principally to protect and enhance the long-term financial well-being of individuals and families.

     The Company, which operates in the United States, generally offers the following types of products:

        - Fixed, indexed and variable universal life, term life and whole life insurance products to individuals through affiliated and independent channel partners.
        - Immediate and deferred annuities, with fixed, indexed, and variable investment options through affiliated and independent channel partners.
        - Group life insurance and voluntary products to private and public employers.
        - Customized retirement options to employers and investment firms through affiliated and independent channel partners as well as direct relationships.
        - Life insurance protection through banks, credit unions, and finance companies.

     The Company serves over 14 million people through more than 5,000 home office associates and field representatives located at its St. Paul, Minnesota headquarters and in sales offices nationwide.

     During October 2016, the Company entered into a membership interest purchase agreement to sell its consumer finance company, Personal Finance Company LLC (PFC). The transaction closed effective March 31, 2017 and resulted in a $187,325 realized capital gain before income taxes and $(173,325) change in unrealized capital gains and losses, which net with taxes had an immaterial impact to capital and surplus.

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The accompanying statutory financial statements of Minnesota Life Insurance Company have been prepared in accordance with accounting practices prescribed or permitted by the Minnesota Department of Commerce. The Minnesota Department of Commerce recognizes statutory accounting practices prescribed or permitted by the state of Minnesota for determining and reporting the financial condition and results of operations of an insurance company and for determining its solvency under the Minnesota Insurance Law. Prescribed statutory accounting practices are those practices that are incorporated directly or by reference in state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state, but allowed by the domiciliary state regulatory authority. The National Association of Insurance Commissioners' (NAIC) ACCOUNTING PRACTICES AND PROCEDURES manual (NAIC SAP) has been adopted as a component of prescribed or permitted practices by the state of Minnesota. The state has adopted the prescribed accounting practices as stated in NAIC SAP, without modification. The Company has no material statutory accounting practices that differ from those of the state of Minnesota or the NAIC accounting practices. See note 13 for discussion of statutory dividend limitations. These practices differ from U.S. generally accepted accounting principles (GAAP).

     The more significant differences, of which the aggregate effects are material are as follows:

     - Acquisition costs, such as commissions and other costs incurred in connection with the successful acquisition of new and renewal business, are charged to current operations as incurred whereas premiums are recognized as earned over the premium paying periods of the policies and contracts. Under GAAP, acquisition costs are capitalized and charged to operations as the revenues or expected gross profits are recognized.

     - Certain assets are designated as "non-admitted" and changes in such amounts are charged directly to unassigned surplus.

     - Policy reserves are based on methods prescribed by the NAIC, which include mortality and interest assumptions without consideration for lapses or withdrawals. Under GAAP, policy reserves are based on current best estimates or locked in best estimate assumptions on the date of issuance with a provision for adverse deviation, which include considerations for lapses and withdrawals.

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     The more significant differences, of which the aggregate effects are material are as follows (Continued):

     - The Company is required to establish an asset valuation reserve (AVR) and an interest maintenance reserve (IMR). The AVR provides for a standardized statutory investment valuation reserve for bonds, preferred stocks, short-term investments, mortgage loans, common stocks, real estate and other invested assets. Changes in this reserve are recorded as direct charges or credits to surplus. The IMR is designed to defer net realized capital gains and losses resulting from changes in the level of interest rates in the market and to amortize them over the remaining life of the bond or mortgage loan sold. The IMR represents the unamortized portion of the bond or mortgage loan not yet taken into income. If IMR is negative, it is designated as non-admitted and is directly charged to unassigned surplus. For securities the Company intends to sell in which a write-down is necessary, the Company reviews whether the realized loss affects the IMR or AVR. There are no such requirements on a GAAP basis.

     - Investments, other than common stocks, preferred stocks and investments in subsidiaries, are carried at values prescribed by the NAIC. GAAP requires investments, other than common stocks, preferred stocks and investments in subsidiaries, to be classified as held-to-maturity securities, which are reported at amortized cost, trading securities, which are reported at fair value through earnings or available-for-sale securities, which are reported at fair value through equity.

     - Investments in common stocks and preferred stocks are carried at values prescribed by the NAIC. After January 1, 2018, GAAP requires common stocks and preferred stocks to be reported at fair value through earnings. Prior to January 1, 2018, GAAP required common stocks and preferred stocks to be classified as trading securities, which were reported at fair value through earnings, or available-for-sale securities, which were reported at fair value through stockholder's equity.

     - Bonds that have been assigned the NAIC Category 6 designation are carried at the appropriate NAIC carrying value of fair value or cost. There are no such requirements on a GAAP basis.

     - Undistributed income and capital gains and losses for limited partnership alternative investments are reported in capital and surplus as unrealized gains and losses until realized. Under GAAP, specialized accounting treatment for investment companies requires unrealized gains and losses on these alternative investments to be included in earnings.

     - Investments in subsidiaries are carried at the audited net equity values as prescribed by the NAIC. Changes in equity values related to earnings are reflected in surplus, and other equity changes are reflected in surplus as charges or credits to unrealized gains and losses. GAAP requires subsidiaries and certain variable interest entities to be consolidated.

     - Deferred federal income taxes are provided for the tax effects of certain income and expense items recognized for income tax purposes in different years than for financial reporting purposes. The change in the net deferred tax asset or liability is reflected in surplus. Admittance testing may result in a charge to capital and surplus for non-admitted portions of the net deferred tax asset. GAAP requires the change to be reported in operations or other comprehensive income.

     - In determining the need for tax contingency reserves, consideration is given to whether it is more-likely-than-not that specific uncertain tax benefits will be realized. GAAP subsequently subjects the tax benefits to an additional quantitative measurement step.

     - Goodwill is admitted subject to a 10% limitation on surplus and amortized over the useful life of the goodwill, not to exceed 10 years. Under GAAP, goodwill, which is considered to have an indefinite useful life, is tested using either a qualitative or quantitative approach for impairment and a loss is recorded, when appropriate.

     - Surplus notes are classified as capital and surplus. Under GAAP, surplus notes are classified as liabilities.

     - Rental income on home office properties owned by the Company is recognized by the Company and a similar amount of rental expense is recognized as a charge for the related office space. Under GAAP, there is no recognition of either rental income or rental expense on home office properties owned by the Company.

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     The more significant differences, of which the aggregate effects are material are as follows (Continued):

     - Certain assets and liabilities are recorded net of the effects of related reinsurance, which is not permitted by GAAP.

     - The statutory financial statements do not include accumulated other comprehensive income (loss) as required by GAAP.

     - Nontraditional life products include individual adjustable life, universal life and variable life insurance and group universal and variable life insurance. Revenues from nontraditional life products and deferred annuities consist of premiums received rather than policy and contract fees charged for the cost of insurance, policy administration and surrenders as required under GAAP.

     - The statutory statements of cash flow do not classify cash flow consistent with GAAP and a reconciliation of net income to net cash provided from operating activities is not provided.

     - Statutory policyholder dividend liabilities are required to be calculated including dividends anticipated to be paid in the next twelve months. GAAP requires a dividend accrual representing dividends due and unpaid through the current year-end.

     - The calculation of reserves and transfers in the Separate Account Statement requires the use of a Commissioners' Annuity Reserve Valuation Method (CARVM) allowance on annuities and a Commissioners' Reserve Valuation Method (CRVM) allowance on certain life products for statutory reporting. There is no such requirement on a GAAP basis.

     - Derivative instruments are recorded at fair value or amortized cost. Changes in derivative instruments recognized at fair value, other than hedges, are recorded as unrealized capital gains and losses on the statutory statements of capital and surplus. Hedges are held using the same accounting methodology as the hedged item. Under GAAP reporting, derivative instruments are held at fair value. Changes in fair value are recorded to realized capital gains and losses, policyholder benefits in the case of certain life insurance product hedging or unrealized capital gains and losses depending on the nature of the hedging relationship, if any, that are designated.

     - A deferred premium asset is established to recognize receipt of premiums on a payment mode other than annual. This asset is considered an offset to statutory reserve calculations which use only annual modal premium assumptions. Deferred premiums are calculated from the current statement date to policy anniversary date. On a GAAP basis, deferred premiums are netted against policy reserves and are generally calculated as a constant of gross premiums.

     - Policy and contract fees are recognized through the statements of operations as received. Under GAAP, these amounts are reported as unearned revenue and are recognized in operations over the period in which the services are provided.

     - The Company periodically invests money in its separate accounts, which is reported as a component of separate account assets and unassigned surplus. On a GAAP basis, these investments are reported as investments in equity securities, based on the underlying characteristics of the investment.

     - Separate account assets and liabilities include certain market value adjusted fixed annuity and investment options on variable annuities. Notwithstanding the market value adjustment feature, the investment performance of the separate account assets is not being passed to the contractholder, and therefore, on a GAAP basis the contract is not reported in the separate account. Rather, the components of the spread on a book value basis are recorded in interest income and interest credited and realized gains and losses on investments and market value adjustments on contract surrenders are recognized as incurred. For GAAP, the contract liability is included in policy and contract balances and the assets are recorded within invested assets.

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     The more significant differences, of which the aggregate effects are material are as follows (Continued):

     - The Company issues variable annuity contracts through separate accounts where the Company contractually guarantees to the contractholder a return of no less than one of the following upon a qualifying event: (a) total deposits made to the contract adjusted for partial withdrawals, (b) total deposits made to the contract adjusted for partial withdrawals plus a minimum return, (c) the highest contract value on a specified anniversary date adjusted for withdrawals following the contract anniversary, or (d) a minimum payment on a variable immediate annuity. These guarantees include benefits that are payable in the event of death, withdrawal or annuitization. The Company also issues universal life and variable universal life contracts where the Company provides to the contractholder a no-lapse guarantee and fixed indexed annuities with a guaranteed income in excess of account value. Statutory reserving methodologies consistent with other policy reserves and state requirements are established connected to these guarantees. GAAP requires the calculation of an additional liability related to these guarantees, specifically where product features produce an earnings pattern of profits followed by losses. Certain guarantees are considered embedded derivatives for GAAP. A separate reserve or an embedded derivative related to these guarantees is not required in statutory reporting.

     - The Company also issues certain fixed indexed annuity and indexed universal life contracts that contain features which are considered to be embedded derivatives that are not separated between components and are accounted for consistent with the host contract. Under GAAP, the embedded derivative is bifurcated from the host contract and accounted for separately as a derivative carried at fair value with changes in fair value recorded in net income.

     - GAAP requires that sales inducements be deferred and amortized over the life of the policy using the same methodology and assumptions used to amortize deferred policy acquisition costs. A separate asset related to sales inducements is not allowed under statutory reporting.

     The significant accounting policies that are reflected in the accompanying statutory financial statements are as follows:

     NEW ACCOUNTING PRONOUNCEMENTS

     In March 2018, the NAIC adopted revisions to SSAP No. 102, Pensions, to remove the disclosure requirement for the reconciliation of plan assets classified as Level 3 in the fair value hierarchy. The revised statement is effective on a prospective basis for 2018 reporting periods and resulted in the removal of disclosures in note 12.

     In March 2018, the NAIC adopted revisions to SSAP No. 103R, Transfers and Servicing of Financial Assets and Extinguishments of Liabilities, to exclude cash equivalents, derivatives and short-term investments with credit assessments equivalent to an NAIC 1 or NAIC 2 designation from the wash sale disclosure requirements. The revisions also clarify that the wash sale disclosure should be captured in the financial statements for the reporting period in which the investment was sold. The revised statement is effective on a prospective basis for 2018 reporting periods and resulted in additional disclosures in note 5.

     PERMITTED PRACTICE

     The Company has received a permitted practice from the Minnesota Department of Commerce to use a modified 1959 Accidental Death Benefit table, and the net effect is immaterial for reporting purposes.

     REVENUES AND EXPENSES

     Premiums are credited to revenue over the premium paying period of the policies, with the exception of single and flexible premium contracts which are credited to revenue when received from the policyholder. Annuity considerations and investment management, administration and contract guarantee fees are recognized as revenue when received. Any premiums due that are not yet paid, and premiums paid on other than an annual basis, are included in premiums deferred and uncollected on the statutory statements of admitted assets, liabilities and capital and surplus. Benefits and expenses, including acquisition costs related to acquiring new and renewal business, are charged to operations as incurred. Acquisition expenses incurred are reduced for ceding allowances received or receivable.

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     VALUATION OF INVESTMENTS AND NET INVESTMENT INCOME

     Bonds and stocks are valued as prescribed by the NAIC. Bonds not backed by other loans are generally carried at cost, adjusted for the amortization of premiums, accretion of discounts and any other-than-temporary impairment
     (OTTI). Premiums and discounts are amortized and accreted over the estimated or contractual lives of the related bonds based on the interest yield method. Prepayment penalties are recorded to net investment income when collected. Bonds that have been assigned the NAIC category 6 designation are carried at the lower of cost or fair value. The Securities Valuation Office identified bond exchange-traded funds are reported at fair value.

     Hybrid securities are investments structured to have characteristics of both stocks and bonds. Hybrid securities totaled $32,503 and $35,668 at December 31, 2018 and 2017, respectively, which were classified as bonds on the statutory statements of admitted assets, liabilities and capital and surplus.

     Loan-backed securities are stated at either amortized cost or the lower of amortized cost or discounted cash flows. The Company's loan-backed securities are reviewed quarterly, and as a result, the carrying value of a loan-backed security may be reduced to reflect changes in valuation resulting from discounted cash flow information. Loan-backed securities that have been assigned the NAIC category 6 designation are written down to the appropriate NAIC fair value. The Company uses a third-party pricing service in assisting the Company's determination of the fair value of most loan-backed securities. An internally developed matrix pricing model, discounted cash flow or other model is used to price a small number of holdings. The retrospective adjustment method is used to record investment income on all non-impaired securities except for interest-only securities or other non-investment grade securities where the yield had become negative. Investment income is recorded using the prospective method on these securities.

     For loan-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions obtained from an outside service provider or upon analyst review of the underlying collateral and the estimated economic life of the securities. When estimated prepayments differ from the anticipated prepayments, the effective yield is recalculated to reflect actual prepayments to date and anticipated future payments. Any resulting adjustment is included in net investment income. For loan-backed securities that have a recognized OTTI, the adjusted cost basis is prospectively amortized over the remaining life of the security based on the amount and timing of future estimated cash flows. All other investment income is recorded using the interest method without anticipating the impact of prepayments.

     Common stocks are carried at fair value except for investments in stocks of subsidiaries and affiliates in which the Company has an interest of 10% or more, which are carried on an equity basis.

     The Company recognizes interest income as earned and recognizes dividend income on unaffiliated common stocks upon declaration of the dividend. Investment income is reported net of related investment expenses. For the years ended December 31, 2018 and 2017, the Company sold, redeemed or otherwise disposed 43 and 56 CUSIPs, respectively, as a result of a callable feature which generated investment income of $7,186 and $10,419, respectively, from prepayment penalties and acceleration fees.

     Preferred stocks are carried at cost less any OTTI adjustments and were classified as other invested assets on the statutory statements of admitted assets, liabilities and capital and surplus.

     Mortgage loans are carried at the outstanding principal balances, net of unamortized premiums and discounts. Premiums and discounts are amortized and accreted over the terms of the mortgage loans based on the effective interest yield method. Prepayment penalties are recorded to net investment income. The Company invests primarily in commercial mortgages with a range of interest rates from 3.52% to 4.94% during 2018. In 2018, the maximum percentage of any one loan to the value of the collateral at the time of the investment of the loan, exclusive of insured or guaranteed or purchase money mortgages, was 79%.

     The Company continues to record interest on those impaired mortgage loans that it believes to be collectible as due and accrued investment income. Any loans that have income 180 days or more past due continue to accrue income, but report all due and accrued income as a non-admitted asset. Past due interest on loans that are uncollectible is written off and no further interest is accrued. Any cash received for interest on impaired loans is recorded as income when collected.

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     VALUATION OF INVESTMENTS AND NET INVESTMENT INCOME (CONTINUED)

     Alternative investments include limited partnership investments in private equity funds, mezzanine debt funds and hedge funds. These investments are in included in other invested assets on the statutory statements of admitted assets, liabilities and capital and surplus at the amount invested using the equity method of accounting. In-kind distributions are recorded as a return of capital for the cost basis of the stock received. Income distributed from these alternative investments is included in net investment income or net realized capital gains (losses) on the statutory statements of operations based on information provided by the investee. The valuation of alternative investments is recorded based on the partnership financial statements from the previous quarter plus contributions and distributions during the fourth quarter. Any undistributed amounts held by the investee are recorded, based on the Company's ownership share, as unrealized capital gains or losses on the statutory statements of capital and surplus. The Company evaluates partnership financial statements received subsequent to December 31 up to the financial statement issue date for material fluctuations in order to determine if an adjustment should be recorded as of December 31.

     Real estate is carried at cost less accumulated depreciation, adjusted for any OTTI losses taken. Real estate is included in other invested assets on the statutory statements of admitted assets, liabilities and capital and surplus. Estimated losses are directly recorded to the carrying value of the asset and recorded as realized losses in the statements of operations. Total accumulated depreciation was $46,230 and $42,631 at December 31, 2018 and 2017, respectively. Depreciation is computed principally on a straight-line basis.

     The Company's investments in surplus notes of unrelated entities are included in other invested assets on the statutory statements of admitted assets, liabilities and capital and surplus. Surplus note investments with a NAIC designation of NAIC 1 or NAIC 2 are reported at amortized cost. Surplus note investments with a NAIC designation equivalent of NAIC 3 through 6 are reported at the lessor of amortized cost or fair value. An OTTI is considered to have occurred if it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the surplus note. If it is determined that a decline in fair value is other than temporary, an impairment loss is recognized as a realized loss equal to the difference between the surplus note's carrying value and the fair value.

     Policy loans are carried at the outstanding loan balance less amounts unsecured by the cash surrender value of the policy. Accrued interest on policy loans over 90 days past due is non-admitted and totaled $3,413 and $7,144 as of December 31, 2018 and 2017, respectively.

     Investments in subsidiary companies are accounted for using the equity method and are carried as investments in affiliated companies or as other invested assets, in the case of limited liability companies, in the statutory statements of admitted assets, liabilities and capital and surplus. The Company records changes in its equity in its subsidiaries as credits or charges to capital and surplus. Insurance subsidiaries are recorded using statutory accounting principles. Non-insurance subsidiaries not engaged in prescribed insurance activities are recorded using audited GAAP results. Non-insurance subsidiaries engaged in prescribed insurance activities are recorded using audited GAAP results with certain statutory basis adjustments. Investments in limited liability subsidiaries included in other invested assets totaled $(5,056) and $(11,197) at December 31, 2018 and 2017, respectively.

     Commercial paper and bonds with original maturity dates of less than twelve months are considered to be short-term investments. Short-term investments are stated at fair value or amortized cost. Short-term investments at December 31, 2018 and 2017 totaled $8,610 and $8,040, respectively.

     Cash and cash equivalents are carried at cost, which generally approximates fair value. Money market funds are included in cash equivalents and are generally valued at fair value. The Company considers short-term investments that are readily convertible to known amounts of cash and have an original maturity date of three months or less to be cash equivalents. The Company places its cash and cash equivalents with high quality financial institutions and, at times, these balances may be in excess of the Federal Deposit Insurance Corporation insurance limit.

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     DERIVATIVE INSTRUMENTS

     The Company uses a variety of derivatives, including swaps, swaptions, forwards, floors, caps, futures and option contracts, to manage the risks associated with cash flows or changes in estimated fair values related to the Company's financial instruments. The Company currently enters into derivative transactions that do not qualify for hedge accounting or in certain cases, elects not to utilize hedge accounting.

     Derivative instruments are generally carried at fair value with changes in fair value recorded in net change in unrealized capital gains and losses on the statutory statements of capital and surplus. Interest income generated by derivative instruments is reported in net realized capital gains (losses) on the statutory statements of operations.

     Several life insurance and annuity products in the Company's liability portfolio contain investment guarantees that create economic exposure to market and interest rate risks. These guarantees take the form of guaranteed withdrawal benefits on variable annuities, life time income guarantees on fixed index annuities, a guaranteed payout floor on a variable payout annuity, and indexed interest credits on both fixed indexed annuity and fixed indexed universal life products. The Company uses economic hedges including futures contracts, interest rate swaps and exchange traded and over-the-counter (OTC) options in its efforts to minimize the financial risk associated with these product guarantees.

     The Company holds "To-Be-Announced" (TBA) Government National Mortgage Association forward contracts that require the Company to take delivery of a mortgage-backed security at a settlement date in the future. A majority of the TBAs are settled at the first available period allowed under the contract. However, the deliveries of some of the Company's TBA securities happen at a later date, thus extending the forward contract date. These securities are reported at cost as derivative instruments on the statutory statements of admitted assets, liabilities and capital and surplus.

     REALIZED AND UNREALIZED CAPITAL GAINS AND LOSSES

     Realized capital gains and losses, less federal income taxes and amounts transferred to the IMR, if any, are recognized in net income. Unrealized capital gains and losses are accounted for as a direct increase or decrease to capital and surplus. Both realized and unrealized capital gains and losses are determined using the specific identification method.

     The Company regularly reviews each investment in its various asset classes to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of the investments. When the Company determines that an invested asset is other-than-temporarily impaired, the invested asset is written down to a new cost basis and the amount of the impairment is included in realized gains and losses on the statutory statements of operations. Any subsequent recoveries are not recognized until disposition.

     Under the Company's accounting policy for loan-backed and structured securities, if the Company has the intent to sell or the inability or lack of intent to retain a security for a period of time sufficient to recover the amortized cost basis, an OTTI is recognized in earnings equal to the difference between the security's amortized cost basis and the fair value. Otherwise, if the present value of cash flows expected to be collected is less than the amortized cost basis of the security, an OTTI is recognized in earnings equal to the difference between the investment's amortized cost basis and the present value of cash flows expected to be collected, discounted at the loan-backed or structured security's original effective interest rate.

     For other bonds, when the Company has determined an OTTI has occurred, the security is written-down to fair value. If the impairment is deemed to be non-interest related, an OTTI is recorded in earnings. For interest related declines, an OTTI is recorded when the Company has the intent to sell or does not have the ability to hold the bond until the forecasted recovery occurs. Many criteria are considered during this process including but not limited to, the length of time and the extent to which the current fair value has been below the amortized cost of the security, specific credit issues such as collateral, financial prospects related to the issuer, the Company's intent to sell the security and current economic conditions.

     For common stocks, an OTTI is recorded when the Company does not have the intent and ability to hold the investment or does not have the ability to retain the investment for a sufficient period of time to allow for anticipated recovery of unrealized losses. When an OTTI has occurred, the entire difference between NAIC fair value and the common stock's cost is charged to earnings. Common stocks that have been in an unrealized loss position of greater than 20% for longer than six months are reviewed specifically using available third party information based on the investee's current financial condition, liquidity, near-term recovery prospects, and other factors. In addition, common stocks that have an unrealized loss position greater than $100 are reviewed based on the individual characteristics of the stock. Preferred stocks with significant unrealized losses are also reviewed on the same basis for impairment.

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     REALIZED AND UNREALIZED CAPITAL GAINS AND LOSSES (CONTINUED)

     The Company evaluates its alternative investments on a fund by fund basis using current and forecasted expectations for future fund performance, the age of the fund, general partner commentary and underlying investments within the fund. If facts and circumstances indicate that the value of the investment will not be recovered, the cost of the investment is written down and an OTTI is recorded in net realized capital gains (losses) on the statements of operations.

     All other material unrealized losses are reviewed for any unusual event that may trigger an OTTI. Determination of the status of each analyzed investment as OTTI or not is made based on these evaluations with documentation of the rationale for the decision.

     The Company may, from time to time, sell invested assets subsequent to the statutory statement of admitted assets, liabilities and capital and surplus date that were considered temporarily impaired at the statutory statement of admitted assets, liabilities and capital and surplus date for several reasons. The rationale for the change in the Company's intent to sell generally focuses on unforeseen changes in the economic facts and circumstances related to the invested asset subsequent to the statutory statement of admitted assets, liabilities and capital and surplus date, significant unforeseen changes in the Company's liquidity needs, changes in interest rates, or changes in tax laws or the regulatory environment. The Company had no material sales of invested assets, previously considered OTTI or in an unrealized loss position, subsequent to the statutory statement of admitted assets, liabilities and capital and surplus dates for either December 31, 2018 or 2017.

     The Company provides valuation allowances for impairments of mortgage loans on a specific identification basis. Mortgage loans are considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. A non-performing loan is defined as a loan that is not performing to the contractual terms of the loan agreement. Examples of non-performing loans may include delinquent loans, requests for forbearance and loans in the process of foreclosure. The valuation allowance is equal to the difference between the carrying value and fair value of the collateral less estimated costs to sell. Changes in the valuation allowance are recorded in net change in unrealized capital gains and losses on the statutory statements of capital and surplus.

     Impairment losses are recorded on investments in real estate and other long-lived assets used in operations when indicators of impairment are present, using undiscounted cash flows if available or independent market appraisals.

     SEPARATE ACCOUNTS

     Separate account assets represent segregated funds administered by an unaffiliated asset management firm. These segregated funds are invested by both an unaffiliated asset management firm and an affiliate of the Company for the exclusive benefit of the Company's pension, variable annuity and variable life insurance policyholders and contractholders. Assets consist principally of marketable securities and are reported at fair value of the investments held in the segregated funds. Investment income and gains and losses accrue directly to the policyholders and contractholders. Premiums, benefits and expenses of the separate accounts are reported in the statutory statements of operations. The Company receives administrative and investment advisory fees for services rendered on behalf of these accounts, and such fees are recorded as earned.

     The Company periodically invests money in its separate accounts. The fair value of such investments, included with separate account assets, amounted to $34,245 and $63,390 at December 31, 2018 and 2017, respectively.

     Included within other liabilities on the statutory statements of admitted assets, liabilities, and capital and surplus are the allowances for CARVM and CRVM. As of December 31, 2018 and 2017, the CARVM and CRVM allowances were $(299,538) and $(315,246), respectively.

     SOFTWARE CAPITALIZATION

     Computer software costs incurred for internal use are capitalized and amortized over a three or five-year period. Computer software costs include application software, purchased software packages and significant upgrades to software. The Company had unamortized software costs of $45,516 and $39,472 as of December 31, 2018 and 2017, respectively, all of which is non-admitted, and amortized software expense of $12,183, $14,418 and $15,628 for the years ended December 31, 2018, 2017 and 2016, respectively.

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     NON-ADMITTED ASSETS

     Certain assets, designated as "non-admitted assets" (principally deferred taxes that do not meet admissibility testing, investments in affiliated companies, furniture, equipment, computer software, negative IMR and certain receivables), amounting to $405,011 and $238,583 at December 31, 2018 and 2017, respectively, have been charged to capital and surplus.

     REINSURANCE

     Insurance liabilities are reported after the effects of ceded reinsurance. Reinsurance recoverables represent amounts due from reinsurers for paid benefits, expense reimbursements and prepaid premiums, and are included in other assets on the statutory statements of admitted assets, liabilities and capital and surplus. Reinsurance premiums ceded and recoveries on benefits and claims incurred are deducted from the respective income and expense accounts.

     POLICY RESERVES

     Policy reserves are determined using methods and assumptions consistent with the Standard Valuation Law and presently accepted actuarial standards. Policy reserves on group annuity contracts purchased under a qualified retirement plan are equal to the account value. Policy reserves on all other annuity contracts and life insurance contracts and older variable life policies are equal to the present value of future benefits less the present value of future premiums. The Company waives deduction of deferred fractional premiums upon death of the insured and returns any portion of the final premium beyond the date of death. At December 31, 2018 and 2017, the amounts of surrender values in excess of reserves were $1,109,986 and $857,944, respectively.

     Policy reserves on accident and health contracts are determined using tabular and lag factor methods reflecting Company experience. The Company's liability for unpaid accident and health claims and claim adjustment expenses are determined using appropriate interest rate tables, company experience and actuarial studies.

     For substandard policies, if a flat premium is charged, the reserve is one-half of the extra premium. For reserves determined using a tabular method, the reserve is calculated by an exact method using multiples of standard mortality as determined by the currently assigned mortality category. As of December 31, 2018 and 2017, the Company had $8,822,745 and $7,044,862, respectively, of insurance inforce for which the gross premiums are less than the net premiums according to the standard valuation.

     Other policy liabilities include premium deposit funds and experience rated refund balances for certain group life insurance contracts.

     During 2016, the Company recorded a change in valuation basis related to certain reserves on universal life products in which certain policies included secondary guarantees. The change in valuation basis resulted in a cumulative effect adjustment to increase capital and surplus by $10,546 and is reported in change in reserve due to change in valuation basis on the statutory statements of operations and capital and surplus.

     LIABILITY FOR ACCIDENT AND HEALTH LOSSES AND LOSS ADJUSTMENT EXPENSES

     The liability for unpaid losses and loss adjustment expenses includes an amount for losses incurred but unreported, based on past experience, as well as an amount for reported but unpaid losses, which is calculated on a case-by-case basis. Such liabilities are necessarily based on assumptions and estimates. While management believes that the amount is adequate, the ultimate liability may be in excess of or less than the amount estimated. The methods, including key assumptions, of making such estimates and for establishing the resulting liability are continually reviewed and any adjustments are reflected in the period such change in estimate is made. The liability for unpaid accident and health claims and claim adjustment expenses, net of reinsurance, is included in accident and health policy reserves and policy claims in process of settlement on the statements of admitted assets, liabilities and capital and surplus.

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     PARTICIPATING BUSINESS

     Dividends on participating policies and other discretionary payments are declared by the Company's Board of Directors based upon actuarial determinations that take into consideration current mortality, interest earnings, expense factors and federal income taxes. Dividends are generally recognized as expenses when declared by the Company's Board of Directors and up to one year in advance of the payout dates. At December 31, 2018 and 2017, the total participating business in-force was $2,197,301 and $2,171,785, respectively. As a percentage of total life insurance in force, participating business in-force represents 0.2% at both December 31, 2018 and 2017.

     For 2018, 2017 and 2016, premiums under individual and group life participating policies were $41,963, $41,073 and $40,285, respectively. The Company accounts for its policyholder dividends based upon the contribution method. The Company paid dividends in 2018, 2017 and 2016 in the amount of $7,249, $7,694, and 7,983, respectively, to policyholders and did not allocate any additional income to such policyholders.

     FEDERAL INCOME TAXES

     The Company files a consolidated life/non-life federal income tax return with Minnesota Mutual Companies, Inc. (MMC), the Company's ultimate parent. Entities included in the consolidated return include: Securian Holding Company, Robert Street Property Management, Inc., Securian Financial Group, Inc. (SFG), Securian Casualty Company, Securian Ventures, Inc., Securian Financial Services, Inc. (SFS), Securian Trust Company, Securian Asset Management, Inc. (Securian AM), Ochs Inc., Lowertown Capital, LLC, and Minnesota Life Insurance Company and its subsidiaries. Minnesota Life's subsidiaries include Securian Life Insurance Company (Securian Life), Allied Solutions LLC (Allied), Securian AAM Holdings, LLC, Marketview Properties, LLC, Marketview Properties II, LLC, Marketview Properties III, LLC, Marketview Properties IV, LLC and Oakleaf Service Corporation.

     The method of allocation between companies is subject to written agreement, approved by an officer of the Company. Under the agreement, the Company computes federal income taxes on a separate return basis, and benefit is given for operating losses and credits as utilized to reduce consolidated federal income taxes. Intercompany tax balances are settled annually when the tax return is filed with the Internal Revenue Service (IRS).

     The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to significantly change the provision for federal income taxes recorded in the statutory financial statements. Any such change could significantly affect the amounts reported in the statutory statements of operations. Management has used best estimates to establish reserves based on current facts and circumstances regarding tax exposure items where the ultimate deductibility is open to interpretation. Management evaluates the appropriateness of such reserves based on any new developments specific to their fact patterns. Information considered includes results of completed tax examinations, Technical Advice Memorandums and other rulings issued by the IRS or the tax courts.

     Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Gross deferred tax assets and liabilities are measured using enacted tax rates, and a statutory valuation allowance must be established if it is more likely than not that some portion or all of the gross deferred tax assets will not be realized. The adjusted gross deferred tax assets are then considered for admitted asset status according to the admissibility tests as set forth by the NAIC. Changes in deferred tax assets and deferred tax liabilities, including changes attributable to changes in tax rates, are recognized as a component of unassigned surplus.

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     USE OF ESTIMATES

     The preparation of financial statements in conformity with statutory accounting practices requires management to make certain estimates and assumptions that affect reported assets and liabilities, including reporting or disclosure of contingent assets and liabilities as of the dates of the statements of admitted assets, liabilities and capital and surplus and the reported amounts of revenues and expenses during the reporting period. Future events, including but not limited to, changes in mortality, morbidity, interest rates and asset valuations, could cause actual results to differ from the estimates used in the financial statements and such changes in estimates are generally recorded on the statements of operations in the period in which they are made.

     The most significant estimates include those used in determining policy reserves, policy claims in process of settlement, valuation of and impairment losses on investments, valuation allowances or impairments for mortgage loans on real estate, federal income taxes and pension and other postretirement employee benefits. Although some variability is inherent in these estimates, the recorded amounts reflect management's best estimates based on facts and circumstances as of the statements of admitted assets, liabilities and capital and surplus date. Management believes the amounts provided are appropriate.

(3)  RISKS

     The Company's financial statements are based on estimates and assumptions that are subject to significant business, economic and competitive risks and uncertainties, many of which are beyond the Company's control or are subject to change. As such, actual results could differ from the estimates used in the consolidated financial statements and the value of the Company's investments, its financial condition and its liquidity could be adversely affected. The following risks and uncertainties, among others, may have such an effect:

        - Economic environment and capital markets-related risks such as those related to interest rates, equity markets, credit spreads, real estate, and derivatives.
        - Investment-related risks such as those related to valuation, impairment, and concentration.
        - Business and operational-related risks such as those related to mortality/longevity, morbidity and claims experience, reinsurers and counterparties, liquidity, ratings, competition, cyber or other information security, fraud, and overall risk management.
        - Acquisition, disposition, or other structural change related risks.
        - Regulatory and legal risks such as those related to changes in fiscal, tax and other legislation, insurance and other regulation, and accounting standards.

     The Company actively monitors and manages risks and uncertainties through a variety of policies and procedures in an effort to mitigate or minimize the adverse impact of any exposures impacting the financial statements.

(4)  FAIR VALUE OF FINANCIAL INSTRUMENTS

     FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE

     The fair value of the Company's financial assets and financial liabilities has been determined using available market information as of December 31, 2018 and 2017. Although the Company is not aware of any factors that would significantly affect the fair value of financial assets and financial liabilities, such amounts have not been comprehensively revalued since those dates. Therefore, estimates of fair value subsequent to the valuation dates may differ significantly from the amounts presented herein. Considerable judgment is required to interpret market data to develop the estimates of fair value. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

     Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (exit price) in an orderly transaction between market participants at the measurement date. In determining fair value, the Company primarily uses the market approach which utilizes prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. To a lesser extent, the Company also uses the income approach which uses discounted cash flows to determine fair value. When applying either approach, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs reflect the assumptions market participants would use in valuing a financial instrument based on market data obtained from sources independent of the Company. Unobservable inputs reflect the Company's estimates about the assumptions market participants would use in valuing financial assets and financial liabilities based on the best information available in the circumstances.

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(4)  FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

     FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE
     (CONTINUED)

     The Company is required to categorize its financial assets and financial liabilities carried at fair value on the statutory statements of admitted assets, liabilities and capital and surplus according to a three-level hierarchy. A level is assigned to each financial asset and financial liability based on the lowest level input that is significant to the fair value measurement in its entirety. The levels of fair value hierarchy are as follows:

          Level 1 - Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market. The types of assets and liabilities utilizing Level 1 valuations generally include money-market funds, actively-traded U.S. and international common stocks, investments in mutual funds with quoted market prices, certain separate account assets and listed derivatives.

          Level 2 - Fair value is based on significant inputs, other than quoted prices included in Level 1, that are observable in active markets for identical or similar assets and liabilities. The types of assets and liabilities utilizing Level 2 valuations generally include certain separate account assets and certain derivatives.

          Level 3 - Fair value is based on at least one or more significant unobservable inputs. These inputs reflect the Company's assumptions about the inputs market participants would use in pricing the assets or liabilities. The types of assets and liabilities utilizing Level 3 valuations generally include certain non-exchange traded common stocks and certain separate account assets.

     The Company uses prices and inputs that are current as of the measurement date. In periods of market disruption, the ability to observe prices and inputs may be reduced, which could cause an asset or liability to be reclassified to a lower level.

     Inputs used to measure fair value of an asset or liability may fall into different levels of the fair value hierarchy. In these situations, the Company will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value.

     The following table summarizes the Company's financial assets and financial liabilities measured at fair value as of December 31, 2018:

                                               LEVEL 1           LEVEL 2           LEVEL 3            TOTAL
                                           ----------------  ----------------  ----------------  ----------------
       Common stocks                       $       379,321   $            --   $            --   $       379,321
       Derivative instruments                        4,184           108,953                --           113,137
       Cash equivalents                            133,771                --                --           133,771
       Separate account assets                   4,656,252        19,510,926             5,045        24,172,223
                                           ----------------  ----------------  ----------------  ----------------
          Total financial assets           $     5,173,528   $    19,619,879   $         5,045   $    24,798,452
                                           ================  ================  ================  ================

       Derivative instruments(1)           $            13   $        27,595   $            --   $        27,608
                                           ----------------  ----------------  ----------------  ----------------
          Total financial liabilities      $            13   $        27,595   $            --   $        27,608
                                           ================  ================  ================  ================

--------
     (1) Included in other liabilities on the statutory statements of admitted assets, liabilities and capital and surplus.

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(4)  FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

     FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE
     (CONTINUED)

     The following table summarizes the Company's financial assets and financial liabilities measured at fair value as of December 31, 2017:

                                               LEVEL 1           LEVEL 2           LEVEL 3            TOTAL
                                           ----------------  ----------------  ----------------  ----------------
       Common stocks                       $       379,038   $            --   $            --   $       379,038
       Derivative instruments                        3,438           460,298                --           463,736
       Cash equivalents                            256,714                --                --           256,714
       Separate account assets                   4,904,223        20,579,629               886        25,484,738
                                           ----------------  ----------------  ----------------  ----------------
          Total financial assets           $     5,543,413   $    21,039,927   $           886   $    26,584,226
                                           ================  ================  ================  ================

       Derivative instruments(1)           $            13   $       109,402   $            --   $       109,415
                                           ----------------  ----------------  ----------------  ----------------
          Total financial liabilities      $            13   $       109,402   $            --   $       109,415
                                           ================  ================  ================  ================

--------
     (1) Included in other liabilities on the statutory statements of admitted assets, liabilities and capital and surplus.

     The methods and assumptions used to estimate the fair value of financial assets and liabilities are summarized as follows:

     COMMON STOCKS

     The Company's common stocks consist primarily of investments in common stock of publicly traded companies. The fair values of common stocks are based on quoted market prices in active markets for identical assets and are classified within Level 1.

     DERIVATIVE INSTRUMENTS

     Derivative instrument fair values are based on quoted market prices when available. If a quoted market price is not available, fair value is estimated using current market assumptions and modeling techniques, which are then compared with quotes from counterparties.

     The majority of the Company's derivative positions are traded in the OTC derivative market and are classified as Level 2. The fair values of most OTC derivatives are determined using discounted cash flow or third party pricing models. The significant inputs to the pricing models are observable in the market or can be derived principally from or corroborated by observable market data. Significant inputs that are observable generally include: interest rates, foreign currency exchange rates, interest rate curves, credit curves and volatility. However, certain OTC derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. Significant inputs that are unobservable generally include: independent broker quotes and inputs that are outside the observable portion of the interest rate curve, credit curve, volatility or other relevant market measure. These unobservable inputs may involve significant management judgment or estimation. In general, OTC derivatives are compared to an outside broker quote when available and are reviewed in detail through the Company's valuation oversight group. OTC derivatives valued using significant unobservable inputs would be classified as Level 3.

     The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC derivatives after taking into account the effects of netting agreements and collateral arrangements.

     CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS

     Money market funds are reported as cash equivalents. All money market funds are generally valued using unadjusted prices in active markets and are reflected in Level 1. Short-term investments include highly rated commercial paper.

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(4)  FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

     FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE
     (CONTINUED)

     The methods and assumptions used to estimate the fair value of financial assets and liabilities are summarized as follows (Continued):

     SEPARATE ACCOUNT ASSETS

     Separate account assets are reported as a summarized total and are carried at estimated fair value based on the underlying assets in which the separate accounts are invested. Valuations for common stock and short-term investments are determined consistent with similar instruments as previously described. When available, fair values of bonds are based on quoted market prices of identical assets in active markets and are reflected in Level 1. When quoted prices are not available, the Company's process is to obtain prices from third party pricing services, when available, and generally classify the security as Level 2. Valuations for certain mutual funds and pooled separate accounts are classified as Level 2 as the values are based upon quoted prices or reported net asset values provided by the fund managers with little readily determinable public pricing information. Other valuations using internally developed pricing models or broker quotes are generally classified as Level 3.

     The following table provides a summary of changes in fair value of Level 3 financial assets and financial liabilities measured at fair value during the year ended December 31, 2018:

                                                  TOTAL REALIZED AND
                                              UNREALIZED GAINS (LOSSES)
                                                     INCLUDED IN:
                                 BALANCE      ---------------------------   PURCHASES,       TRANSFERS      TRANSFERS
                                   AT              NET                       SALES AND         IN TO         OUT OF       BALANCE
                                BEGINNING        INCOME                    SETTLEMENTS,       LEVEL 3        LEVEL 3     AT END OF
                                 OF YEAR           (1)         SURPLUS        NET (3)           (2)            (2)          YEAR
                              --------------  --------------  -----------  --------------  --------------  ------------  -----------
     Separate account assets  $         886   $          --   $      365   $       2,381   $       1,413   $        --   $    5,045
                              --------------  --------------  -----------  --------------  --------------  ------------  -----------
       Total financial assets $         886   $          --   $      365   $       2,381   $       1,413   $        --   $    5,045
                              ==============  ==============  ===========  ==============  ==============  ============  ===========

--------
     (1) The amounts included in this column, exclusive of separate account losses, are reported in net realized capital gains (losses) on the statutory statements of operations and capital and surplus.

     (2) Transfers in to/out of Level 3 are primarily due to the availability of observable market prices.

     (3) The following table provides the bifurcation of the net purchases and sales.

     The following table provides the bifurcation of the net purchases and sales during the year ended December 31, 2018:

                                                                                            PURCHASES,
                                                                                             SALES AND
                                                                                           SETTLEMENTS,
                                    PURCHASES           SALES           SETTLEMENTS             NET
                                 ----------------  -----------------  ----------------  --------------------
     Separate account assets     $         2,780   $           (399)  $             --   $             2,381
                                 ----------------  -----------------  ----------------  --------------------
       Total financial assets    $         2,780   $           (399)  $             --   $             2,381
                                 ================  =================  ================  ====================

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(4)  FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

     FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE
     (CONTINUED)

     The following table provides a summary of changes in fair value of Level 3 financial assets and financial liabilities measured at fair value during the year ended December 31, 2017:

                                                  TOTAL REALIZED AND
                                              UNREALIZED GAINS (LOSSES)
                                                     INCLUDED IN:
                                 BALANCE      ---------------------------   PURCHASES,       TRANSFERS      TRANSFERS
                                   AT              NET                       SALES AND         IN TO         OUT OF       BALANCE
                                BEGINNING        INCOME                    SETTLEMENTS,       LEVEL 3        LEVEL 3     AT END OF
                                 OF YEAR           (1)         SURPLUS        NET (3)           (2)            (2)          YEAR
                              --------------  --------------  -----------  --------------  --------------  ------------  -----------
     Separate account assets  $       1,809   $          --   $     (107)  $         774   $          --   $    (1,590)  $      886
                              --------------  --------------  -----------  --------------  --------------  ------------  -----------
       Total financial assets $       1,809   $          --   $     (107)  $         774   $          --   $    (1,590)  $      886
                              ==============  ==============  ===========  ==============  ==============  ============  ===========

--------
     (1) The amounts included in this column, exclusive of separate account losses, are reported in net realized capital gains (losses) on the statutory statements of operations and capital and surplus.

     (2) Transfers in to/out of Level 3 are primarily due to the availability of observable market prices.

     (3) The following table provides the bifurcation of the net purchases, sales and settlements.

     The following table provides the bifurcation of the net purchases, sales and settlements during the year ended December 31, 2017:

                                                                                            PURCHASES,
                                                                                             SALES AND
                                                                                           SETTLEMENTS,
                                    PURCHASES           SALES           SETTLEMENTS             NET
                                 ----------------  -----------------  ----------------  --------------------
     Separate account assets     $         1,178   $           (404)  $             --   $               774
                                 ----------------  -----------------  ----------------  --------------------
       Total financial assets    $         1,178   $           (404)  $             --   $               774
                                 ================  =================  ================  ====================

     Transfers of securities among the levels occur at the beginning of the reporting period.

     There were no transfers between Level 1 and Level 2 for the years ended December 31, 2018 and 2017.

     At December 31, 2018 and 2017, the Company carried an immaterial amount of Level 3 assets and liabilities which are comprised of separate account assets. The Company uses a discounted cash flow methodology that looks at yield/spread to U.S. Treasuries inputs to price the securities. For any increase (decrease) in the yield/spread to U.S. Treasuries, the fair value of the asset will decrease (increase).

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(4)  FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

     FINANCIAL ASSETS AND FINANCIAL LIABILITIES

     The following table summarizes by level of fair value hierarchy the aggregate fair value of financial assets and liabilities held by the Company as of December 31, 2018 that require such disclosure:

                                                                                                                      NOT
                                                                                                                  PRACTICABLE
                                             AGGREGATE      CARRYING                                               CARRYING
                                             FAIR VALUE      VALUE        LEVEL 1       LEVEL 2       LEVEL 3        VALUE
                                           ------------- ------------- ------------- ------------- ------------- -------------
     Bonds:
       U.S. government securities          $    481,109  $    469,314  $    481,109  $         --  $         --  $         --
       Agencies not backed by the full
         faith and credit of the U.S.
         government                             825,679       818,015            --       825,679            --            --
       Foreign government securities             44,239        43,444            --        44,239            --            --
       Corporate securities                  10,168,156    10,402,409         4,438     8,500,275     1,663,443            --
       Asset-backed securities                  564,306       567,660            --       525,772        38,534            --
       Commercial mortgage-backed
         securities (CMBS)                    1,524,427     1,538,202            --     1,524,427            --            --
       Residential mortgage-backed
         securities (RMBS)                    1,719,241     1,681,037            --     1,719,237             4            --
                                           ------------- ------------- ------------- ------------- ------------- -------------
         Total bonds                         15,327,157    15,520,081       485,547    13,139,629     1,701,981            --
     Common stock                               379,321       395,121       379,321            --            --        15,800
     Preferred stock                             46,760        49,406        14,671        32,089            --            --
     Mortgage loans                           3,556,569     3,614,864            --            --     3,556,569            --
     Derivative instruments:
       TBA derivative instruments                36,901        36,461            --        36,901            --            --
       Other derivative instruments             113,137       113,137         4,184       108,953            --            --
                                           ------------- ------------- ------------- ------------- ------------- -------------
         Total derivative instruments           150,038       149,598         4,184       145,854            --            --
     Policy loans                               626,852       519,511            --            --       626,852            --
     Short-term investments                       8,607         8,610         1,099         7,508            --            --
     Cash equivalents                           134,271       134,271       133,771           500            --            --
     Surplus notes                               71,978        78,703            --        71,978            --            --
     Separate account assets                 24,172,223    24,172,223     4,656,252    19,510,926         5,045            --
                                           ------------- ------------- ------------- ------------- ------------- -------------
         Total financial assets            $ 44,473,776  $ 44,642,388  $  5,674,845  $ 32,908,484  $  5,890,447  $     15,800
                                           ============= ============= ============= ============= ============= =============

     Deferred annuities                    $  2,075,454  $  2,049,493  $         --  $         --  $  2,075,454  $         --
     Other fund deposits                      2,264,506     2,283,239            --            --     2,264,506            --
     Supplementary contracts without life
       contingencies                            133,431       133,431            --            --       133,431            --
     Annuity certain contracts                  106,884       107,007            --            --       106,884            --
     Borrowed money                              25,781        25,000            --            --        25,781            --
     Derivative liabilities(1)                   27,608        27,608            13        27,595            --            --
     Separate account liabilities            16,126,782    16,126,782     4,656,252    11,465,485         5,045            --
                                           ------------- ------------- ------------- ------------- ------------- -------------
       Total financial liabilities         $ 20,760,446  $ 20,834,367  $  4,656,265  $ 11,493,080  $  4,611,101  $         --
                                           ============= ============= ============= ============= ============= =============

--------
     (1) Included in other liabilities on the statutory statements of admitted assets, liabilities and capital and surplus.

     The following table provides a summary of financial assets with a not practicable carrying value as of December 31, 2018:

                                                      EFFECTIVE                          EXPLANATION FOR INVESTMENTS HELD AT
                                 CARRYING VALUE     INTEREST RATE      MATURITY DATE                     COST
                                 ----------------  -----------------  ----------------  ---------------------------------------
      Common stock               $        15,800         N/A                N/A             Nonmarketable FHLB membership

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(4)  FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

     FINANCIAL ASSETS AND FINANCIAL LIABILITIES

     The following table summarizes by level of fair value hierarchy the aggregate fair value of financial assets and liabilities held by the Company as of December 31, 2017 that require such disclosure:

                                                                                                                      NOT
                                                                                                                  PRACTICABLE
                                             AGGREGATE      CARRYING                                                CARRYING
                                             FAIR VALUE      VALUE        LEVEL 1       LEVEL 2       LEVEL 3        VALUE
                                            ------------- ------------- ------------- ------------- ------------- -------------
      Bonds:
        U.S. government securities          $    406,949  $    392,348  $    406,949  $         --  $         --  $         --
        Agencies not backed by the full
          faith and credit of the U.S.
          government                             766,625       735,192            --       766,625            --            --
        Foreign government securities             35,977        32,921            --        35,977            --            --
        Corporate securities                   9,585,912     9,114,503         4,329     8,291,088     1,290,495            --
        Asset-backed securities                  578,391       564,626            --       526,393        51,998            --
        CMBS                                   1,564,545     1,542,907            --     1,564,545            --            --
        RMBS                                   1,993,079     1,906,991            --     1,993,074             5            --
                                            ------------- ------------- ------------- ------------- ------------- -------------
          Total bonds                         14,931,478    14,289,488       411,278    13,177,702     1,342,498            --
      Common stock                               379,038       403,038       379,038            --            --        24,000
      Preferred stock                             92,284        88,688        15,739        76,545            --            --
      Mortgage loans                           3,009,176     3,006,051            --            --     3,009,176            --
      Derivative instruments:
        TBA derivative instruments                31,714        31,740            --        31,714            --            --
        Other derivative instruments             463,736       463,736         3,438       460,298            --            --
                                            ------------- ------------- ------------- ------------- ------------- -------------
          Total derivative instruments           495,450       495,476         3,438       492,012            --            --
      Policy loans                               561,845       465,444            --            --       561,845            --
      Short-term investments                       8,037         8,040         5,877         2,160            --            --
      Cash equivalents                           275,534       275,534       275,534            --            --            --
      Separate account assets                 25,484,738    25,484,738     4,904,223    20,579,629           886            --
                                            ------------- ------------- ------------- ------------- ------------- -------------
          Total financial assets            $ 45,237,580  $ 44,516,497  $  5,995,127  $ 34,328,048  $  4,914,405  $     24,000
                                            ============= ============= ============= ============= ============= =============

      Deferred annuities                    $  1,824,786  $  1,831,947  $         --  $         --  $  1,824,786  $         --
      Other fund deposits                      2,183,873     2,197,565            --            --     2,183,873            --
      Supplementary contracts without life
        contingencies                            133,494       133,494            --            --       133,494            --
      Annuity certain contracts                   98,823        95,364            --            --        98,823            --
      Borrowed money                             370,360       370,000            --            --       370,360            --
      Derivative liabilities(1)                  109,415       106,415            13       109,402            --            --
      Separate account liabilities            16,731,642    16,731,642     4,904,223    11,826,533           886            --
                                            ------------- ------------- ------------- ------------- ------------- -------------
        Total financial liabilities         $ 21,452,393  $ 24,466,427  $  4,904,236  $ 11,935,935  $  4,612,222  $         --
                                            ============= ============= ============= ============= ============= =============

--------
     (1) Included in other liabilities on the statutory statements of admitted assets, liabilities and capital and surplus.

     The following table provides a summary of financial assets with a not practicable carrying value as of December 31, 2017:

                                                      EFFECTIVE                          EXPLANATION FOR INVESTMENTS HELD AT
                                  CARRYING VALUE    INTEREST RATE      MATURITY DATE                     COST
                                 ----------------  -----------------  ----------------  ---------------------------------------
      Common stock               $        24,000         N/A                N/A             Nonmarketable FHLB membership

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(4)  FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

     FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT OTHER THAN FAIR
     VALUE

     The Company uses various methods and assumptions to estimate the fair value of financial assets and financial liabilities that are not carried at fair value on the statutory statements of admitted assets, liabilities and capital and surplus.

     Refer to notes 2 and 6 for additional fair value disclosures concerning bonds, cash equivalents, other invested assets and derivatives.

     When available, fair values of bonds and surplus notes of unrelated entities are based on quoted market prices of identical assets in active markets and are reflected in Level 1.

     When quoted prices are not available, the Company's process is to obtain prices from third party pricing services, when available. The Company generally receives prices from pricing services and maintains a vendor hierarchy by asset type based on historical pricing experience and vendor expertise. The Company's primary pricing service has policies and processes to ensure that it is using objectively verifiable observable market data. The pricing service regularly reviews the evaluation inputs for instruments covered and publishes and updates a summary of inputs used in its valuations by major type. The market inputs utilized in the pricing evaluation depend on asset class and market conditions but typically include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers, reference data, and industry and economic events. If the pricing service determines it does not have sufficient objectively verifiable information about an instrument's valuation, it discontinues providing a valuation. In this instance, the Company would be required to produce its own internally modeled estimate of fair value.

     Prices are reviewed by affiliated asset managers and management to validate reasonability. Instruments with validated prices from pricing services are generally reflected in Level 2. If the pricing information received from third party pricing services is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process with the pricing service. If the pricing service updates the price to be more consistent in comparison to the presented market observations, the instrument remains within Level 2.

     For instruments where quoted market prices are not available or the Company concludes the pricing information received from third party pricing services is not reflective of market activity - generally private placement bonds or bonds that do not trade regularly - a matrix pricing, discounted cash flow or other model is used. The pricing models are developed by obtaining spreads versus the U.S. Treasury yield for corporate bonds with varying weighted average lives and ratings. The weighted average life and rating of a particular instrument to be priced are important inputs into the model and are used to determine a corresponding spread that is added to the U.S. Treasury yield to create an estimated market yield for that instrument. The estimated market yield, liquidity premium, any adjustments for known credit risk, and other relevant factors are then used to estimate the fair value. Certain other valuations are based on independent non-binding broker quotes. Instruments valued using pricing models or broker quotes are reflected in Level 3.

     Fair values of mortgage loans are based upon matrix pricing and discounted cash flows. Fair values of policy loans are estimated by discounting expected cash flows. The expected cash flows reflect an estimate for the timing of repayment of the loans and weighted average loan interest rates.

     The fair value of deferred annuities and other fund deposits, which have guaranteed interest rates and surrender charges, were calculated using CARVM calculation procedures and current market interest rates. The Company believes this a reasonable approximation of fair value. Contracts without guaranteed interest rates and surrender charges have fair values equal to their accumulation values plus applicable market value adjustments.

     The fair value of supplementary contracts without life contingencies and annuity certain contracts are calculated using discounted cash flows, based on interest rates currently offered for similar products with maturities consistent with those remaining for the contracts being valued.

     The carrying amount of short-term borrowed money approximates the fair value. The fair value of long-term borrowed money is estimated based on primarily the borrowing rates currently available to the Company for debt and financial instruments with similar terms and remaining maturities.

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(4)  FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

     FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT OTHER THAN FAIR VALUE (CONTINUED)

     Certain separate account liabilities represent balances due to policyholders under contracts that are classified as investment contracts. Since these separate account liabilities are fully funded by the cash flows from the separate account assets which are recognized at estimated fair value, the value of those assets approximates the carrying and fair value of the related separate account liabilities. The valuation techniques and inputs for separate account liabilities are similar to those described for separate account assets.

(5)  INVESTMENTS

     BONDS AND COMMON STOCKS

     The Company's bond portfolio consists primarily of public and private corporate bonds, mortgage and other asset-backed bonds and U.S. government and agency obligations.

     The Company invests in private placement bonds to enhance the overall value of its portfolio, increase diversification and obtain higher yields than are possible with comparable publicly traded bonds. Generally, private placement bonds provide broader access to management information, strengthened negotiated protective covenants, call protection features and, frequently, improved seniority of collateral protection. Private placement bonds generally are only tradable subject to restrictions by federal and state securities laws and are, therefore, less liquid than publicly traded bonds.

     The Company holds CMBS that may be originated by single or multiple issuers, which are collateralized by mortgage loans secured by income producing commercial properties such as office buildings, multi-family dwellings, industrial, retail, hotels and other property types.

     The Company's RMBS portfolio consists of pass-through securities, which are pools of mortgage loans collateralized by single-family residences and primarily issued by government sponsored entities (e.g., GNMA, FNMA and FHLMC), and structured pass-through securities, such as collateralized mortgage obligations, that may have specific prepayment and maturity profiles and may be issued by either government sponsored entities or "private label" issuers. The Company's RMBS portfolio primarily contains loans made to borrowers with strong credit histories. The Company's portfolio consisted of $1,650,755 and $1,864,729 agency backed RMBS and $30,282 and $42,261 non-agency backed RMBS as of December 31, 2018 and 2017, respectively. The Company's RMBS portfolio also includes Alt-A mortgage loans to customers who have good credit ratings but have limited documentation for their source of income or some other standards used to underwrite the mortgage loan, and subprime residential loans to customers with weak credit profiles, including mortgages originated using relaxed mortgage-underwriting standards. As of December 31, 2018, the Company had total direct subprime mortgage exposure of $119 with a fair value in excess of the carrying value of $114. As of December 31, 2017, the Company had total direct subprime mortgage exposure of $260 with a fair value in excess of carrying value of $220. The Company realized OTTI losses on direct subprime mortgages of $0 for the years ended December 31, 2018, 2017 and 2016.

     The Company's asset-backed securities portfolio consists- of securities collateralized by the cash flows of receivables relating to credit cards, automobiles, manufactured housing and other asset class loans.

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(5)  INVESTMENTS (CONTINUED)

     BONDS AND COMMON STOCKS (CONTINUED)

     The admitted asset value, gross unrealized gains and losses and estimated fair value of investments in bonds were as follows:

                                                                                GROSS             GROSS
                                                           ADMITTED          UNREALIZED        UNREALIZED            FAIR
     DECEMBER 31, 2018                                    ASSET VALUE           GAINS            LOSSES              VALUE
     ------------------------------------------------  ----------------   ----------------  ----------------   ----------------
     U.S. government securities                        $       469,314    $        12,154   $           359    $       481,109
     Agencies not backed by the full faith and
       credit of the U.S. government                           818,015             15,071             7,407            825,679
     Foreign government securities                              43,444              1,869             1,074             44,239
     Corporate securities                                   10,402,409             98,957           333,210         10,168,156
     Asset-backed securities                                   567,660              5,299             8,653            564,306
     CMBS                                                    1,538,202              8,246            22,021          1,524,427
     RMBS                                                    1,681,037             48,587            10,383          1,719,241
                                                       ----------------   ----------------  ----------------   ----------------
       Total                                           $    15,520,081    $       190,183   $       383,107    $    15,327,157
                                                       ================   ================  ================   ================

     The admitted asset value, gross unrealized gains and losses and estimated fair value of investments in bonds were as follows:

                                                                               GROSS              GROSS
                                                           ADMITTED         UNREALIZED         UNREALIZED           FAIR
     DECEMBER 31, 2017                                    ASSET VALUE          GAINS             LOSSES             VALUE
     ------------------------------------------------  ----------------  ----------------   ----------------  ----------------
     U.S. government securities                        $       392,348   $        14,896    $           295   $       406,949
     Agencies not backed by the full faith and
       credit of the U.S. government                           735,192            32,203                770           766,625
     Foreign government securities                              32,921             3,057                  1            35,977
     Corporate securities                                    9,114,503           487,107             15,698         9,585,912
     Asset-backed securities                                   564,626            15,078              1,313           578,391
     CMBS                                                    1,542,907            26,123              4,485         1,564,545
     RMBS                                                    1,906,991            87,914              1,826         1,993,079
                                                       ----------------  ----------------   ----------------  ----------------
       Total                                           $    14,289,488   $       666,378    $        24,388   $    14,931,478
                                                       ================  ================   ================  ================

     The amortized cost and estimated fair value of bonds at December 31, 2017, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                              ADMITTED              FAIR
                                                                                             ASSET VALUE           VALUE
                                                                                         ------------------  -----------------
     Due in one year or less                                                             $         205,408   $        207,334
     Due after one year through five years                                                       2,453,905          2,487,408
     Due after five years through ten years                                                      3,843,245          3,769,030
     Due after ten years                                                                         5,230,624          5,055,411
                                                                                         ------------------  -----------------
                                                                                                11,733,182         11,519,183
     Asset-backed and mortgage-backed securities                                                 3,786,899          3,807,974
                                                                                         ------------------  -----------------
       Total                                                                             $      15,520,081   $     15,327,157
                                                                                         ==================  =================

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(5)  INVESTMENTS (CONTINUED)

     BONDS AND COMMON STOCKS (CONTINUED)

     The Company had certain bonds with a reported fair value lower than the amortized cost of the investment as follows:

                                                                                 DECEMBER 31, 2018
                                                       -----------------------------------------------------------------------
                                                                                LESS THAN 12 MONTHS
                                                       -----------------------------------------------------------------------
                                                                             AMORTIZED          UNREALIZED        SECURITY
                                                          FAIR VALUE            COST              LOSSES           COUNT
                                                       ----------------  ----------------   ----------------  ----------------
     U.S. government securities                        $       148,447   $       148,500    $            53                 7
     Agencies not backed by the full faith and
       credit of the U.S. government                           206,407           210,316              3,909                43
     Foreign securities                                            119               126                  7                 1
     Corporate securities                                    5,396,088         5,663,116            267,028             1,051
     Asset-backed securities                                   205,859           209,647              3,788                46
     CMBS                                                      723,884           735,025             11,141                50
     RMBS                                                      439,275           445,371              6,096                73

                                                                                 DECEMBER 31, 2018
                                                       -----------------------------------------------------------------------
                                                                                12 MONTHS OR GREATER
                                                       -----------------------------------------------------------------------
                                                                            AMORTIZED          UNREALIZED        SECURITY
                                                         FAIR VALUE            COST              LOSSES           COUNT
                                                       ----------------  ----------------   ----------------  ----------------
     U.S. government securities                        $         6,978   $         7,284    $           306                 8
     Agencies not backed by the full faith and
       credit of the U.S. government                            68,353            71,851              3,498                29
     Foreign securities                                          9,186            10,253              1,067                 1
     Corporate securities                                      804,263           870,445             66,182               167
     Asset-backed securities                                   155,957           160,822              4,865                52
     CMBS                                                      335,991           346,871             10,880                46
     RMBS                                                      133,156           137,443              4,287                56

                                                                                 DECEMBER 31, 2017
                                                       -----------------------------------------------------------------------
                                                                                LESS THAN 12 MONTHS
                                                       -----------------------------------------------------------------------
                                                                            AMORTIZED          UNREALIZED        SECURITY
                                                         FAIR VALUE            COST              LOSSES           COUNT
                                                       ----------------  ----------------   ----------------  ----------------
     U.S. government securities                        $        11,032   $        11,123    $            91                18
     Agencies not backed by the full faith and
       credit of the U.S. government                            52,394            52,678                284                21
     Foreign securities                                            217               218                  1                 1
     Corporate securities                                      585,249           591,188              5,939               165
     Asset-backed securities                                   150,389           151,147                758                57
     CMBS                                                      287,214           288,543              1,329                21
     RMBS                                                      183,768           184,649                881                29

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(5)  INVESTMENTS (CONTINUED)

     BONDS AND COMMON STOCKS (CONTINUED)

     The Company had certain bonds with a reported fair value lower than the amortized cost of the investment as follows (Continued):

                                                                                 DECEMBER 31, 2017
                                                       -----------------------------------------------------------------------
                                                                                12 MONTHS OR GREATER
                                                       -----------------------------------------------------------------------
                                                                            AMORTIZED          UNREALIZED        SECURITY
                                                         FAIR VALUE            COST              LOSSES           COUNT
                                                       ----------------  ----------------   ----------------  ----------------
     U.S. government securities                        $         6,338   $         6,542    $           204                 6
     Agencies not backed by the full faith and
       credit of the U.S. government                            24,452            24,938                486                 8
     Corporate securities                                      479,308           489,067              9,759                84
     Asset-backed securities                                    52,880            53,435                555                21
     CMBS                                                      199,669           202,825              3,156                31
     RMBS                                                       62,052            62,997                945                37

     For bonds where the carrying value exceeds fair value, the Company expects to collect all principal and interest payments, excluding previously recorded OTTI. In determining whether an impairment is other than temporary, the Company evaluates its intent and need to sell a security prior to its anticipated recovery in fair value. The Company performs ongoing analysis of liquidity needs, which includes cash flow testing. Cash flow testing includes duration matching of the investment portfolio and policyholder liabilities. As of December 31, 2018, the Company does not intend to sell and does not believe that it will be required to sell investments with an unrealized loss prior to recovery.

     The following paragraphs summarize the Company's evaluation of investment categories where carrying value exceeds fair value as of December 31, 2018.

     U.S. government securities are temporarily impaired due to current interest rates and not credit-related reasons. The Company expects to collect all principal and interest on these securities.

     Agencies not backed by the full faith and credit of the U.S. government are temporarily impaired due to interest rates and not credit-related reasons. Although not backed by the full faith and credit of the U.S. government, these securities generally trade as if they are.

     Foreign government securities are temporarily impaired due to current interest rates and not credit-related reasons. The Company expects to collect all principal and interest on these securities.

     Unrealized losses related to corporate securities are due to interest rates that are higher, and current market spreads that are wider than at the securities' respective purchase dates. The Company performed an analysis of the financial performance of the underlying issuers and determined that the entire amortized cost for each temporarily-impaired security is expected to be recovered.

     Asset-backed securities, CMBS and RMBS are impacted by both interest rates and the value of the underlying collateral. The Company utilizes discounted cash flow models using outside assumptions to determine if an OTTI is warranted.

     The Company's CMBS portfolio had initial ratings of AA or higher and are diversified by property type and geographic location. The Company's CMBS portfolio is primarily super senior and senior securities as opposed to mezzanine or below. Commercial real estate fundamentals have impacted most of the asset class and the Company has recognized OTTI when warranted. All CMBS securities that were in an unrealized loss position for twelve months or longer as of December 31, 2018 were investment grade securities (BBB or better).

     The Company's RMBS portfolio primarily consists of residential mortgages to prime borrowers. Fluctuations in the U.S. housing market continues to impact the valuations across the entire asset class. As of December 31, 2018, 98.2% of the RMBS portfolio was invested in agency pass-through securities. All RMBS securities that were in an unrealized loss position for twelve months or longer as of December 31, 2018 were investment grade securities (BBB or better). Credit support for the RMBS holdings remains high.

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(5)  INVESTMENTS (CONTINUED)

     BONDS AND COMMON STOCKS (CONTINUED)

     At December 31, 2018 and 2017, bonds with a carrying value of $8,026 and $7,984, respectively, were on deposit with various regulatory authorities as required by law.

     The common stock portfolio is managed with the objective of capturing long-term capital gains with a moderate level of current income. The carrying value of the Company's common stock portfolio totaled $395,121 and $403,038 as of December 31, 2018 and 2017, respectively.

     The Company had certain common stocks with a reported fair value lower than the carrying value of the investment as follows:

                                                                                LESS THAN 12 MONTHS
                                                       -----------------------------------------------------------------------
                                                                              CARRYING          UNREALIZED         SECURITY
                                                         FAIR VALUE             VALUE             LOSSES            COUNT
                                                       ----------------  ----------------   ----------------  ----------------
     December 31, 2018                                 $       139,932   $       155,648    $        15,716               119
     December 31, 2017                                          38,135            40,840              2,705                42

                                                                                12 MONTHS OR GREATER
                                                       -----------------------------------------------------------------------
                                                                              CARRYING          UNREALIZED         SECURITY
                                                         FAIR VALUE             VALUE             LOSSES            COUNT
                                                       ----------------  ----------------   ----------------  ----------------
     December 31, 2018                                 $         1,028   $         1,754    $           726                 3
     December 31, 2017                                           5,311             6,443              1,132                10

     Common stocks with unrealized losses at December 31, 2018 primarily represent highly diversified publicly traded common stocks that have positive outlooks for near-term future recovery.

     MORTGAGE LOANS

     The Company underwrites commercial mortgages on general purpose income producing properties and the Company has defined its portfolio segment as the commercial mortgage loan portfolio in total with the class segments defined as office buildings, retail facilities, apartment, industrial and other properties. Geographic and property type diversification is also considered in analyzing investment opportunities, as well as property valuation and cash flow. The mortgage loan portfolio totaled $3,614,864 and $3,006,051 at December 31, 2018 and 2017, respectively.

     All of the Company's commercial mortgage loan investments are managed and serviced directly by an affiliate, Securian AM. The Company currently does not hold any condominium commercial mortgage loan, construction, mezzanine or land loan investments.

     The Company participates in a program to sell a percentage of ownership of certain newly originated mortgage loans to third parties in order to diversify and mitigate risk. These transactions are accounted for as sales and the portion of each asset sold is legally isolated from the Company with no exposure of loss. Securian AM services the assets for the third party. Certain portions of mortgage loans totaling $196,774 and $146,700 were sold during 2018 and 2017, respectively.

     The following table shows the composition of the Company's commercial mortgage loan portfolio, net of valuation allowances, by class as of December 31:

                                                 2018              2017
                                           ----------------  ----------------
       Industrial                          $     1,131,328   $       964,348
       Office buildings                            564,110           472,882
       Retail facilities                           965,565           725,566
       Apartment                                   636,072           571,227
       Other                                       317,789           272,028
                                           ----------------  ----------------
         Total                             $     3,614,864   $     3,006,051
                                           ================  ================

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(5)  INVESTMENTS (CONTINUED)

     MORTGAGE LOANS (CONTINUED)

     If information is obtained on commercial mortgage loans that indicate a potential problem (likelihood of the borrower not being able to comply with the present loan repayment terms), the loan is placed on an internal surveillance list, which is routinely monitored by the Company. Among the criteria that would indicate a potential problem are: borrower bankruptcies, major tenant bankruptcies, loan relief/restructuring requests, delinquent tax payments, late payments, and vacancy rates.

     A valuation allowance is established when it is probable that the Company will not be able to collect all amounts due under the contractual terms of the loan.

     The following table provides a summary of the valuation allowance for the mortgage loan portfolio for the years ended December 31:

                                                              2018               2017              2016
                                                        ----------------   ----------------  ----------------
       Balance at beginning of year                     $           204    $         1,700   $         1,485
         Addition to (reduction in) allowance                        (4)            (1,496)              215
                                                        ----------------   ----------------  ----------------
       Balance at end of year                           $           200    $           204   $         1,700
                                                        ================   ================  ================

     As of December 31, 2018 and 2017, the Company had no delinquent mortgage loans.

     The Company assesses the credit quality of its mortgage loan portfolio by reviewing the performance of its portfolio which includes evaluating its performing and nonperforming mortgage loans. Nonperforming mortgage loans include loans that are not performing to the contractual terms of the loan agreement. Nonperforming mortgage loans do not include restructured loans that are current with payments and thus are considered performing.

     As of December 31, 2018 and 2017, there were no nonperforming loans.

     There were two restructured loans with a total carrying value of $1,391 in the office buildings class at December 31, 2018. There were two restructured loans with a total carrying value of $1,426 in the office buildings class at December 31, 2017. For the years ended December 31, 2018, 2017 and 2016, the Company recognized total interest income of $73, $74 and $389, respectively, and recognized $73, $74 and $389, respectively, of interest income on a cash basis. There were no restructured loans that subsequently defaulted during 2018. The Company did not have any outstanding commitments to lend additional funds to borrowers with restructured loans as of December 31, 2018.

     Periodically the Company may contribute mortgage loans to wholly-owned subsidiaries. The contributed mortgage loans are recognized at the lower of the loan's balance or the underlying property's fair value.

     The following table provides a summary of mortgage loans transferred to wholly-owned subsidiaries for the years ended December 31:


                                                                           2018               2017
                                                                     ----------------  -----------------
       Number of loans contributed to wholly-owned subsidiaries                    1                  --

       Carrying value of mortgage loans upon contribution            $         5,573   $              --
       Loss recognized upon contribution                                          --                  --

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(5)  INVESTMENTS (CONTINUED)

     Alternative investments primarily consist of private equity funds, mezzanine debt funds and hedge funds. Alternative investments are diversified by type, general partner, vintage year, and geographic location
     - both domestic and international.

     The Company's composition of alternative investments by type were as follows:

                                                                DECEMBER 31, 2018                    DECEMBER 31, 2017
                                                      -----------------------------------  -----------------------------------
                                                           CARRYING           PERCENT           CARRYING           PERCENT
                                                            VALUE            OF TOTAL            VALUE            OF TOTAL
                                                      -----------------  ----------------  -----------------  ----------------
       Alternative investments:
         Private equity funds                         $        436,727              64.2%  $        411,013              64.2%
         Mezzanine debt funds                                  243,014              35.8%           228,495              35.7%
         Hedge funds                                                --               0.0%               276               0.1%
                                                      -----------------  ----------------  -----------------  ----------------
           Total alternative investments              $        679,741             100.0%  $        639,784             100.0%
                                                      =================  ================  =================  ================

     NET INVESTMENT INCOME

     Net investment income for the years ended December 31 was as follows:

                                                                                2018               2017              2016
                                                                          ----------------   ----------------  ----------------
       Bonds                                                              $       617,612    $       571,081   $       541,286
       Common stocks - unaffiliated                                                13,537             16,138            13,063
       Mortgage loans                                                             142,129            125,803           115,965
       Policy loans                                                                28,151             26,941            25,965
       Short-term investments                                                       3,858              1,457               532
       Derivative instruments                                                       2,426              5,501             8,194
       Other invested assets                                                       62,944             56,252            45,398
                                                                          ----------------   ----------------  ----------------
                                                                                  870,657            803,173           750,403
       Capitalization (amortization) of IMR                                        (4,702)              (886)            1,155
       Investment expenses                                                        (73,545)           (53,842)          (46,793)
                                                                          ----------------   ----------------  ----------------
           Total                                                          $       792,410    $       748,445   $       704,765
                                                                          ================   ================  ================

     Due and accrued income from non-admitted bonds, other invested assets and policy loans totaled $2, $49 and $61 in 2018, 2017 and 2016, respectively, and was excluded from net investment income.

     NET REALIZED CAPITAL GAINS (LOSSES)

     Net realized capital gains (losses) for the years ended December 31 were as follows:

                                                                               2018               2017              2016
                                                                          ----------------   ----------------  ----------------
       Bonds                                                              $       (52,496)   $        23,504   $        15,122
       Common stocks - unaffiliated                                                 6,752             18,990             4,086
       Foreign currency exchange                                                     (361)            (3,437)             (626)
       Derivative instruments                                                     137,093            146,476           (92,651)
       Other invested assets                                                       57,376            209,166            26,560
                                                                          ----------------   ----------------  ----------------
                                                                                  148,364            394,699           (47,506)
       Amount transferred to (from) the IMR, net of taxes                          43,515            (16,474)           (8,134)
       Income tax benefit (expense)                                                (5,459)          (108,015)          (12,284)
                                                                          ----------------   ----------------  ----------------
         Total                                                            $       186,420    $       270,210   $       (67,924)
                                                                          ================   ================  ================

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(5)  INVESTMENTS (CONTINUED)

     NET REALIZED CAPITAL GAINS (LOSSES) (CONTINUED)

     Gross realized gains (losses), on sales of bonds and unaffiliated common stocks for the years ended December 31 were as follows:

                                                       2018               2017              2016
                                                 ----------------   ----------------  ----------------
       Bonds:
         Gross realized gains                    $        17,070    $        49,294   $        46,426
         Gross realized losses                           (67,192)           (18,705)          (30,103)
       Common stocks:
         Gross realized gains                    $        18,383    $        30,265   $        19,587
         Gross realized losses                           (11,504)           (10,444)          (14,921)

     Proceeds from the sales of bonds amounted to $3,026,974, $3,094,951, and $3,242,161 for the years ended December 31, 2018, 2017 and 2016, respectively.

     The Company recognized the following wash sales with a NAIC designation of 3 or below, or unrated for the year ended December 31, 2018:

                                                                CARRY VALUE          COST OF
                                               NUMBER OF       OF SECURITIES       SECURITIES
                                             TRANSACTIONS          SOLD            REPURCHASED          GAIN
                                           ----------------  ----------------   ----------------  ----------------
       Common stocks                                   425   $        12,403    $        12,330   $           173

     OTTI by asset type recognized in net realized capital gains (losses) for the years ended December 31 were as follows:

                                                                 2018               2017              2016
                                                            ----------------   ----------------  ----------------
       Bonds:
         U.S. government securities                         $           523    $           709   $           654
         Corporate securities                                         1,849              6,003               529
         Asset-backed securities                                         --                321                --
         RMBS                                                             2                 12                18
       Common stocks                                                    127                831               577
       Other invested assets                                          4,232             13,597             6,641
                                                            ----------------   ----------------  ----------------
           Total other-than-temporary impairments           $         6,733    $        21,833   $         8,419
                                                            ================   ================  ================

     In relation to loan-backed and structured securities, the Company did not recognize any OTTI on the basis of the intent to sell during 2018, 2017 or 2016. The Company also did not recognize any OTTI on the basis of the inability or lack of intent to retain the investment in the security for a period of time sufficient to recover the amortized cost basis during 2018, 2017 or 2016. The remaining OTTI recorded in 2018, 2017and 2016 on loan-backed and structured securities was due to the present value of cash flows expected to be collected being less than the amortized cost basis of the securities.

     The following table summarizes loan-backed and structured securities held by the Company at December 31, 2018 for which the projected cash flows were less than the amortized cost basis, thereby resulting in an OTTI during 2018:

                                                                                                                    DATE OF
                                BOOK / ADJUSTED       PRESENT                                                      FINANCIAL
                                 CARRYING VALUE       VALUE OF                      AMORTIZED                      STATEMENT
                                 AMORTIZED COST      PROJECTED      RECOGNIZED     COST AFTER    FAIR VALUE AT       WHERE
     CUSIP                        BEFORE OTTI        CASH FLOWS        OTTI           OTTI       TIME OF OTTI       REPORTED
     -----------------------  -------------------  -------------  -------------- -------------- --------------  ---------------
     999A51525                $            4,714   $      4,661   $          53  $       4,661  $       4,661     06/30/2018
     999A51525                             4,444          4,348              96          4,348          4,378     09/30/2018
     999A51525                             3,866          3,790              76          3,790          3,790     12/31/2018
     073914C27                             1,000            621             379            621            621     12/31/2018
     073914C35                             2,872          1,735           1,137          1,735          1,735     12/31/2018

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(5)  INVESTMENTS (CONTINUED)

     NET UNREALIZED INVESTMENT GAINS (LOSSES)

     Changes in unrealized capital gains (losses) for the years ended December 31 were as follows:

                                                          2018              2017               2016
                                                    ----------------  ----------------  -----------------
       Bonds                                        $           (14)  $         3,466   $            553
       Common stocks - unaffiliated                         (41,375)           17,926             15,191
       Common stocks - affiliated                             3,668             6,872                649
       Other invested assets                                 25,195          (127,769)            23,998
       Derivative instruments                              (309,115)           79,055            105,274
       Other                                                 (6,467)           (4,797)            (6,858)
       Deferred tax asset                                    70,304             2,148            (44,056)
                                                    ----------------  ----------------  -----------------
          Total                                     $      (257,804)  $       (23,099)  $         94,751
                                                    ================  ================  =================

     Cost and gross unrealized gains (losses) on unaffiliated common stocks at December 31 were as follows:

                                                                         2018              2017
                                                                    ----------------  ----------------
       Cost                                                         $       369,777   $       336,319
       Gross unrealized gains                                                41,786            70,556
       Gross unrealized losses                                              (16,442)           (3,837)
                                                                    ----------------  ----------------
         Admitted asset value                                       $       395,121   $       403,038
                                                                    ================  ================

(6)  DERIVATIVE INSTRUMENTS

     Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, or other financial indices. Derivatives may be exchange-traded or contracted in the OTC market. The Company currently enters into derivative transactions that do not qualify for hedge accounting, or in certain cases, elects not to utilize hedge accounting. The Company does not enter into speculative positions. Although certain transactions do not qualify for hedge accounting or the Company chooses not to utilize hedge accounting, they provide the Company with an assumed economic hedge, which is used as part of its strategy for certain identifiable and anticipated transactions. The Company uses a variety of derivatives including swaps, swaptions, futures, caps, floors, forwards and option contracts to manage the risk associated with changes in estimated fair values related to the Company's financial assets and liabilities, to generate income and manage other risks due to the variable nature of the Company's cash flows.

     Freestanding derivatives are carried on the Company's statutory statements of admitted assets, liabilities and capital and surplus within derivative instruments or as liabilities within other liabilities at estimated fair value as determined through the use of quoted market prices for exchange-traded derivatives and interest rate forwards or through the use of pricing models for OTC derivatives. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk (including the counterparties to the contract), volatility, liquidity and changes in estimates and assumptions used in the pricing models.

                                                                     (Continued)


                        MINNESOTA LIFE INSURANCE COMPANY

              NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
                                 (IN THOUSANDS)

(6)  DERIVATIVE INSTRUMENTS (CONTINUED)

     The Company is exposed to various risks relating to its ongoing business operations, including interest rate risk, foreign currency risk and equity market risk. The Company uses a variety of strategies to attempt to manage these risks. The following table presents the notional amount, estimated fair value, and primary underlying risk exposure of the Company's derivative financial instruments held:

                                                             DECEMBER 31, 2018                        DECEMBER 31, 2017
                                                   ---------------------------------------- ----------------------------------------
                                                                         FAIR VALUE                                  FAIR VALUE
     PRELIMINARY                                                   ------------------------                  -----------------------
     UNDERLYING RISK                                 NOTIONAL                   LIABILITIES    NOTIONAL                  LIABILITIES
     EXPOSURE               INSTRUMENT TYPE           AMOUNT         ASSETS         (1)         AMOUNT        ASSETS         (1)
     ---------------- --------------------------   -------------   ----------  ------------ -------------   ----------  ------------

     Interest rate    Interest rate swaps          $     293,500   $   13,079  $      2,356 $     411,500   $   24,951  $         53
                      Interest rate swaptions          3,624,000          610            --     2,908,000        4,493            --
                      Interest rate futures              354,000            5             5       366,550           10            10
                      Interest rate caps                      --           --            --       100,000           --            --
                      TBAs                                36,840       36,901            --        31,045       31,714            --
     Equity market    Equity futures                     479,052            5             5       418,431            3             3
                      Equity options                  11,864,791       99,438        25,242     9,833,025      434,278       109,349
                                                   -------------   ----------  ------------ -------------   ----------  ------------
        Total derivatives                          $  16,652,183   $  150,038  $     27,608 $  14,068,551   $  495,449  $    109,415
                                                   =============   ==========  ============ =============   ==========  ============

--------
     (1) The estimated fair value of all derivatives in a liability position is reported within other liabilities on the statutory statements of admitted assets, liabilities and capital and surplus.

      The majority of the freestanding derivatives utilized by the Company, other than TBAs, are for specific economic hedging programs related to various annuity and life insurance product liabilities that have market risk. Management considers the sales growth of products and the volatility in the markets in assessing the trading activity for these programs.

      Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date.

      Interest rate swaptions are purchased by the Company to manage the impact of interest rate declines and sharply rising interest rates. An interest rate swaption allows the Company the option, but not the obligation, to enter into an interest rate swap at a future date with the terms established at the time of the purchase. There are two types of interest rate swaptions, payer swaptions and receiver swaptions. A payer swaption allows the holder to enter into a swap to pay the fixed rate and receive the floating rate. A receiver swaption allows the holder to enter into a swap to receive the fixed rate and pay the floating rate. The Company is trading in both types of swaptions. Swaptions require the payment of a premium when purchased. Swaptions are based on a specific underlying swap and have an exercise rate and an expiration date. A payer swaption would be exercised if the market swap rate is greater than the exercise rate at the expiration date and the value would be the present value of the difference between the market swap rate and exercise rate valued as an annuity over the remaining life of the underlying swap multiplied by the notional principal. A receiver swaption would be exercised if the market swap rate is less than the exercise rate at the expiration date and the value would be the present value of the difference between the exercise rate and market swap rate valued as an annuity over the remaining life of the underlying swap multiplied by the notional principal. In either case if market swap rates were unfavorable the swaption would be allowed to expire.

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(6)   DERIVATIVE INSTRUMENTS (CONTINUED)

      Interest rate futures are used by the Company to manage duration in certain portfolios within the general account of the Company. In exchange traded interest rate futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily fair market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded interest rate futures are used primarily to economically hedge mismatches between the duration of the assets in a portfolio and the duration of liabilities supported by those assets, to economically hedge against changes in value of securities the Company owns or anticipates acquiring, and to economically hedge against changes in interest rates on anticipated liability issuances. The value of interest rate futures is substantially impacted by changes in interest rates and they can be used to modify or economically hedge existing interest rate risk.

      Interest rate caps are purchased by the Company to manage the impact of sharply rising interest rates on overall investment performance. An interest rate cap is a series of call options on a specified interest rate. The Company enters into contracts to purchase interest rate caps and receives cash payments from the cap writer when the market rate is above the specified rate on the maturity date. The difference between the market rate and specified rate is then multiplied by the notional principal amount to determine the payment. If the market rate is less than the specified rate on the maturity date, the Company does not receive a payment.

      The Company holds TBA forward contracts that require the Company to take delivery of a mortgage-backed security at a settlement date in the future. A majority of the TBAs are settled at the first available period allowed under the contract. However, the deliveries of some of the Company's TBA securities happen at a later date, thus extending the forward contract date.

      Foreign currency swaps are used by the Company to offset foreign currency exposure on interest and principal payments of bonds denominated in a foreign currency. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party.

      Foreign currency forwards are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made in a different currency in the specified future date.

      Equity futures include exchange-traded equity futures as well as VIX futures. VIX futures are used by the Company to reduce the variance of its portfolio of equity assets. The VIX is the index of the implied volatility of the index options and represents the expected stock market volatility over the next 30 day period. In exchange-traded equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily fair market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded equity futures are used primarily to economically hedge liabilities embedded in certain variable annuity products and certain equity indexed life products offered by the Company.

      Equity options are used by the Company to economically hedge certain risks associated with fixed indexed annuity and indexed universal life products that allow the holder to elect an interest rate return or a market component, where interest credited to the contracts is linked to the performance of an index. Certain contract holders may elect to rebalance index options at renewal dates. As of each renewal date, the Company has the opportunity to re-price the indexed component by establishing participation rates, caps, spreads and specified rates, subject to contractual guarantees. The Company purchases equity options that are intended to be highly correlated to the portfolio allocation decisions of the contract holders with respect to returns for the current reset period.

      Equity options are also used by the Company to economically hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To economically hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. In certain instances, the Company may enter into a combination of transactions to economically hedge adverse changes in equity indices within a pre-determined range through the purchase and sale of options.

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(6)   DERIVATIVE INSTRUMENTS (CONTINUED)

      The following tables present the amount and location of gains (losses) recognized on the statutory statements of operations and capital and surplus from derivatives:

                                                                                        DECEMBER 31, 2018
                                                                  ---------------------------------------------------------------
                                                                     NET REALIZED                                NET CHANGE IN
                                                                   INVESTMENT GAINS       NET INVESTMENT       UNREALIZED CAPITAL
                                                                       (LOSSES)                INCOME           GAINS AND LOSSES
                                                                  --------------------  -------------------- --------------------
        Interest rate swaps                                       $             1,288   $             2,585  $           (13,565)
        Interest rate swaptions                                                (3,863)                   --                  808
        Interest rate futures                                                  (2,923)                   --                1,136
        Interest rate caps                                                         --                  (159)                 159
        TBAs                                                                      (79)                   --                   --
        Foreign currency forwards                                                 (15)                   --                   --
        Equity futures                                                         (8,611)                   --               13,529
        Equity options                                                        151,296                    --             (311,182)
                                                                  --------------------  -------------------- -------------------
          Total gains (losses) recognized from derivatives        $           137,093   $             2,426  $          (309,115)
                                                                  ====================  ==================== ===================

                                                                                         DECEMBER 31, 2017
                                                                  ---------------------------------------------------------------
                                                                     NET REALIZED                                NET CHANGE IN
                                                                   INVESTMENT GAINS       NET INVESTMENT       UNREALIZED CAPITAL
                                                                       (LOSSES)               INCOME            GAINS AND LOSSES
                                                                  --------------------  -------------------- --------------------
        Interest rate swaps                                       $               613   $             5,861  $            (3,287)
        Interest rate swaptions                                                (1,541)                   --               (1,668)
        Interest rate futures                                                   4,572                    --                  944
        Interest rate caps                                                         --                  (414)                 366
        TBAs                                                                     (102)                   --                   --
        Foreign currency swaps                                                  3,786                    54               (4,457)
        Foreign currency forwards                                               1,794                    --                   --
        Equity futures                                                        (38,683)                   --                1,777
        Equity options                                                        176,037                    --               85,380
                                                                  --------------------  -------------------- -------------------
          Total gains recognized from derivatives                 $           146,476   $             5,501  $            79,055
                                                                  ====================  ==================== ===================

                                                                                         DECEMBER 31, 2016
                                                                  ---------------------------------------------------------------
                                                                     NET REALIZED                                NET CHANGE IN
                                                                   INVESTMENT GAINS       NET INVESTMENT       UNREALIZED CAPITAL
                                                                       (LOSSES)               INCOME            GAINS AND LOSSES
                                                                  --------------------  -------------------- --------------------
        Interest rate swaps                                       $             6,251   $             8,057  $            (3,971)
        Interest rate swaptions                                                   773                    --                 (611)
        Interest rate futures                                                  (3,633)                   --               (1,556)
        Interest rate caps                                                         --                  (415)                 300
        TBAs                                                                      642                    --                   --
        Foreign currency swaps                                                    (19)                  552                 (559)
        Foreign currency forwards                                                   1                    --                 (721)
        Equity futures                                                        (41,771)                   --               (3,723)
        Equity options                                                        (54,895)                   --              116,115
                                                                  --------------------  -------------------- -------------------
          Total gains (losses) recognized from derivatives        $           (92,651)  $             8,194  $           105,274
                                                                  ====================  ==================== ===================

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(6)   DERIVATIVE INSTRUMENTS (CONTINUED)

      The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is limited to the positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes.

      The Company manages its credit risk related to OTC derivatives by entering into transactions with highly rated counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Because exchange traded futures are purchased through regulated exchanges, and positions are settled on a daily basis, the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivative instruments.

      The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. The Company's collateral arrangements for its OTC derivatives generally require the counterparty in a net liability position, after considering the effect of netting arrangements, to pledge collateral when the fair value of that counterparty's derivatives reaches a pre-determined threshold. The Company received collateral from OTC counterparties in the amount of $78,543 and $360,247 at December 31, 2018 and 2017, respectively. Securities collateral received by the Company is held in separate custodial accounts and is not recorded on the statutory statements of admitted assets, liabilities and capital and surplus. Credit agreements with counterparties permit the Company to sell or re-pledge this collateral; at December 31, 2018, none of the collateral had been sold or re-pledged. The Company delivered collateral in the amount of $35,580 and $26,322 at December 31, 2018 and 2017, respectively. The Company maintained ownership of any collateral delivered. Securities collateral pledged by the Company is reported in bonds on the statutory statements of admitted assets, liabilities and capital and surplus.

(7)   SEPARATE ACCOUNTS

      Separate account assets represent segregated funds administered by an unaffiliated asset management firm. These segregated funds are invested by both an unaffiliated asset management firm and an affiliate of the Company for the exclusive benefit of the Company's pension, variable annuity and variable life insurance policyholders and contractholders.

      The Company has no indexed separate accounts. Business relating to non-indexed separate accounts with minimum death benefits, in which an additional reserve is held in the Company's general account, is included in the non-guaranteed column below.

      Information regarding the separate accounts of the Company was as follows:

                                                     NON-INDEXED
                                                   GUARANTEE LESS       NON-INDEXED
                                                   THAN / EQUAL TO       GUARANTEE            NON-
                                                         4%             MORE THAN 4%       GUARANTEED           TOTAL
                                                  -----------------  -----------------  -----------------  -----------------
      Premiums, considerations or deposits for
        year ended December 31, 2018              $        158,523   $             --   $      2,973,341   $      3,131,864
                                                  =================  =================  =================  =================

                                                     NON-INDEXED
                                                   GUARANTEE LESS       NON-INDEXED
                                                   THAN / EQUAL TO       GUARANTEE            NON-
                                                         4%             MORE THAN 4%       GUARANTEED           TOTAL
                                                  -----------------  -----------------  -----------------  -----------------
      Reserves at December 31, 2018 For
        accounts with assets at:
          Fair value                              $        601,056   $          2,506   $     23,234,877   $     23,838,439
                                                  =================  =================  =================  =================

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(7)   SEPARATE ACCOUNTS (CONTINUED)

      Information regarding the separate accounts of the Company was as follows (Continued):

                                                     NON-INDEXED
                                                   GUARANTEE LESS       NON-INDEXED
                                                   THAN / EQUAL TO       GUARANTEE            NON-
                                                         4%             MORE THAN 4%       GUARANTEED           TOTAL
                                                  -----------------  -----------------  -----------------  -----------------
      Reserves at December 31, 2018 By withdrawal
        characteristics:
          With fair value adjustment               $       558,722   $          2,506   $             --   $        561,228
          At fair value                                     26,012                 --         23,221,762         23,247,774
          Not subject to discretionary withdrawal           16,322                 --             13,115             29,437
                                                  -----------------  -----------------  -----------------  -----------------
           Total                                  $        601,056   $          2,506   $     23,234,877   $     23,838,439
                                                  =================  =================  =================  =================

      The Company also has no separate accounts, which would be disclosed by withdrawal characteristics, at book value without market value adjustments and with surrender charges.

      Reconciliation of net transfer to (from) separate accounts:

                                                                                                                       2018
                                                                                                                  ----------------
         Transfers as reported in the summary of operations of the Annual Statement of the Separate
           Accounts:
             Transfers to separate accounts                                                                       $     3,131,864
             Transfers from separate accounts                                                                          (2,805,413)
                                                                                                                  ----------------
               Net transfers to (from) separate accounts                                                                  326,451

         Reconciling adjustments:
           Investment expenses and other activity not included in transfers out in Annual Statement of the
             Separate Accounts                                                                                           (174,612)
           Transfer included on Line 8.1 of the Life, Accident & Health Annual Statement                                  275,708
           Fees associated with charges for investment management and contract guarantees                                (109,026)
                                                                                                                  ----------------
             Total reconciling adjustments                                                                                 (7,930)
                                                                                                                  ----------------
               Total transfers reported in the statutory statements of operations                                 $       318,521
                                                                                                                  ================

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(8)   FEDERAL INCOME TAXES

      Federal income tax expense (benefit) varies from amounts computed by applying the federal income tax rate of 21% in 2018 and 35% in 2017 and 2016 to the gain from operations before federal income taxes. The reasons for this difference and the tax effects thereof for the years ended December 31 were as follows:

                                                                      2018                   2017                    2016
                                                              ---------------------   --------------------   ---------------------
         Provision computed at statutory rate                 $              8,213    $           142,346    $             57,599
         IMR amortization                                                      987                    310                    (404)
         Dividends received deduction                                      (21,686)               (24,957)                (28,301)
         Tax credits                                                        (7,903)                (6,698)                 (5,560)
         Sale of subsidiary                                                     --                (64,700)                     --
         Policyholder liabilities                                           (2,133)                    --                      --
         Non-admitted assets                                                (3,080)                17,824                     795
         Tax Cuts and Jobs Act of 2017 adjustment                               --                130,263                      --
         Expense adjustments and other                                        (233)                (1,258)                   (388)
                                                              ---------------------   --------------------   ---------------------
           Total tax                                          $            (25,835)   $           193,130    $             23,741
                                                              =====================   ====================   =====================

         Federal income taxes incurred                        $              2,442    $             4,275    $             61,828
         Tax on capital losses/gains                                         5,459                108,015                  12,283
         Change in net deferred income taxes                               (33,736)                80,840                 (50,370)
                                                              ---------------------   --------------------   ---------------------
           Total statutory income taxes                       $            (25,835)   $           193,130    $             23,741
                                                              =====================   ====================   =====================

      The components of incurred income tax expense for the years ended December 31 were as follows:

                                                                        2018                   2017                    2016
                                                             ---------------------   --------------------   ---------------------
         Tax on income                                       $             16,278    $            12,208    $             67,216
         Tax credits                                                       (7,903)                (6,698)                 (5,560)
         Tax on capital losses/gains                                        5,459                108,015                  12,283
         Other taxes                                                       (5,933)                (1,235)                    172
                                                             ---------------------   --------------------   ---------------------
           Total incurred income tax expense                 $              7,901    $           112,290    $             74,111
                                                             =====================   ====================   =====================

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(8)   FEDERAL INCOME TAXES (CONTINUED)

      The components of the net deferred tax asset as of December 31 were as follows:

        DECEMBER 31, 2018                                             ORDINARY             CAPITAL               TOTAL
        -------------------------------------------------------  -------------------  -------------------  -------------------
        Gross deferred tax assets                                $          408,277   $           18,748   $          427,025
        Deferred tax assets non-admitted                                   (113,545)                  --             (113,545)
                                                                 -------------------  -------------------  -------------------
                                                                            294,732               18,748              313,480
        Deferred tax liabilities                                           (130,038)             (46,229)            (176,267)
                                                                 -------------------  -------------------  -------------------
          Net admitted deferred tax asset                        $          164,694   $          (27,481)  $          137,213
                                                                 ===================  ===================  ===================

        DECEMBER 31, 2017                                             ORDINARY             CAPITAL               TOTAL
        -------------------------------------------------------  -------------------  -------------------  -------------------
        Gross deferred tax assets                                $          307,006   $           44,247   $          351,253
        Deferred tax assets non-admitted                                         --                   --                   --
                                                                 -------------------  -------------------  -------------------
                                                                            307,006               44,247              351,253
        Deferred tax liabilities                                           (127,143)             (76,872)            (204,015)
                                                                 -------------------  -------------------  -------------------
          Net admitted deferred tax asset                        $          179,863   $          (32,625)  $          147,238
                                                                 ===================  ===================  ===================

                                                                       CHANGE               CHANGE               CHANGE
                                                                      ORDINARY              CAPITAL               TOTAL
                                                                 -------------------  -------------------  -------------------
        Gross deferred tax assets                                $          101,271   $          (25,499)  $           75,772
        Deferred tax assets non-admitted                                   (113,545)                  --             (113,545)
                                                                 -------------------  -------------------  -------------------
                                                                            (12,274)             (25,499)             (37,773)
        Deferred tax liabilities                                             (2,895)              30,643               27,748
                                                                 -------------------  -------------------  -------------------
          Net admitted deferred tax asset                        $          (15,169)  $            5,144   $          (10,025)
                                                                 ==================  ===================  ===================

      The amounts of adjusted gross deferred tax assets admitted as of December 31 were as follows:

        DECEMBER 31, 2018                                                          ORDINARY        CAPITAL          TOTAL
        -----------------------------------------------------------------------  -------------- --------------  --------------
        Federal income taxes paid in prior years recoverable through loss
          carrybacks                                                             $          --  $      10,303   $      10,303
        Adjusted gross deferred tax assets expected to be realized within
          three years                                                                  126,391            519         126,910
        Adjusted gross deferred tax assets offset by gross deferred tax
          liabilities                                                                  168,341          7,926         176,267
                                                                                 -------------- --------------  --------------
            Deferred tax assets admitted                                         $     294,732  $      18,748   $     313,480
                                                                                 ============== ==============  ==============

      The adjusted gross deferred tax asset allowed per limitation threshold as of December 31, 2018 was $399,695.

        DECEMBER 31, 2017                                                          ORDINARY        CAPITAL          TOTAL
        -----------------------------------------------------------------------  -------------- --------------- --------------
        Federal income taxes paid in prior years recoverable through loss        $           -- $        38,406 $       38,406
          carrybacks
        Adjusted gross deferred tax assets expected to be realized within
          three years                                                                   109,045              --        109,045
        Adjusted gross deferred tax assets offset by gross deferred tax
          liabilities                                                                   197,961           5,841        203,802
                                                                                 -------------- --------------- --------------
            Deferred tax assets admitted                                         $      307,006 $        44,247 $      351,253
                                                                                 ============== =============== ==============

      The adjusted gross deferred tax asset allowed per limitation threshold as of December 31, 2017 was $429,711.

      The ratio percentages used to determine the recovery period and threshold limitation amounts and the amount of adjusted capital and surplus used to determine recovery period and threshold limitation as of December 31 were as follows:

                                                                                            2018                  2017
                                                                                      -----------------    ------------------
       Ratio percentage                                                                             917%                1012%
       Capital and surplus used                                                       $       2,664,636    $       2,860,843

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(8)   FEDERAL INCOME TAXES (CONTINUED)

      The availability of tax planning strategies resulted in an increase of the Company's adjusted gross deferred tax asset by approximately 16% of which all was ordinary for tax purposes as of December 31, 2018.

      The availability of tax planning strategies increased the Company's net admitted deferred tax assets by approximately 26% as of December 31, 2018 of which all was ordinary for tax purposes. The availability of tax planning strategies increased the Company's net admitted deferred tax assets by approximately 1% as of December 31, 2017 of which all was capital for tax purposes.

      The Company did not use any reinsurance tax planning strategies.

      The tax effects of temporary differences that give rise to the Company's net deferred federal tax asset as of December 31 were as follows:

                                                                                                 2018              2017
                                                                                           -----------------  -----------------
         Deferred tax assets:
          Ordinary:
           Policyholder liabilities                                                        $        146,038   $        106,842
           Investments                                                                               40,837                 --
           Deferred acquisition costs                                                               170,997            151,887
           Pension and postretirement benefits                                                       13,238             13,584
           Non-admitted assets                                                                       28,393             25,313
           Other                                                                                      8,774              9,380
                                                                                           -----------------  -----------------
             Gross ordinary deferred tax assets                                                     408,277            307,006
         Non-admitted ordinary deferred tax assets                                                 (113,545)                --
                                                                                           -----------------  -----------------
               Admitted ordinary deferred tax asset                                                 294,732            307,006
         Capital:
           Investments                                                                               15,395             43,358
           Net unrealized capital losses                                                              3,353                889
                                                                                           -----------------  -----------------
             Gross capital deferred tax assets                                                       18,748             44,247
         Non-admitted capital deferred tax assets                                                        --                 --
                                                                                           -----------------  -----------------
         Admitted capital deferred tax asset                                                         18,748             44,247
                                                                                           -----------------  -----------------
               Admitted deferred tax assets                                                         313,480            351,253

         Deferred tax liabilities:
         Ordinary:
           Investments                                                                                8,991              7,983
           Fixed assets                                                                               6,992              5,885
           Deferred and uncollected premium                                                          30,311             30,630
           Policyholder liabilities                                                                  55,993             62,198
           Computer software                                                                          9,557              8,289
           Other                                                                                     18,194             12,158
                                                                                           -----------------  -----------------
             Gross ordinary deferred tax liabilities                                                130,038            127,143
         Capital:
           Investments                                                                                  162              2,513
           Net unrealized capital gains                                                              46,067             74,359
                                                                                           -----------------  -----------------
             Gross capital deferred tax liabilities                                                  46,229             76,872
                                                                                           -----------------  -----------------
               Gross deferred tax liabilities                                                       176,267            204,015
                                                                                           -----------------  -----------------
                 Net deferred tax asset                                                    $        137,213   $        147,238
                                                                                           =================  =================

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(8)   FEDERAL INCOME TAXES (CONTINUED)

      As of December 31, 2018 and 2017, management determined that a valuation allowance was not required for these gross deferred tax items based on management's assessment that it is more likely than not that these deferred tax items will be realized through future reversals of existing taxable temporary differences and future taxable income.

      The change in net deferred income taxes is comprised of the following:

                                                                           2018                2017               CHANGE
                                                                     ------------------  ------------------  ------------------

         Total deferred tax assets                                   $         427,025   $         351,253   $          75,772
         Total deferred tax liabilities                                       (176,267)           (204,015)             27,748
                                                                     ------------------  ------------------  ------------------
         Change in net deferred income tax                           $         250,758   $         147,238             103,520
                                                                     ==================  ==================
         Tax effect of deferred tax asset / deferred tax
           liability on unrealized capital gains (losses)                                                              (70,304)
         Tax effect of deferred tax asset on liability for
           pension benefits                                                                                                951
                                                                                                             ------------------
         Change in net deferred tax as reported in surplus                                                              34,167
         Tax effect of deferred tax asset on statutory goodwill                                                           (431)
                                                                                                             ------------------
         Change in net deferred income tax asset                                                             $          33,736
                                                                                                             ==================

      As of December 31, 2018, the Company had no net operating loss carryforwards, capital loss carryforwards or tax credit carryforwards. Total income taxes incurred in the current and prior years of $61,537 are available for recovery in the event of future net losses.

      The aggregate amount of deposits reported as admitted assets under Section 6603 of the IRS Code was $0 as of December 31, 2018.

      A reconciliation of the beginning and ending balance amount of unrecognized tax benefits is as follows:

                                                                                               2018                2017
                                                                                         ------------------  ------------------
         Balance at beginning of year                                                    $           4,221   $           4,067
         Additions based on tax positions related to current year                                      216               1,118
         Additions (reductions) for tax positions of prior years                                      (833)               (964)
                                                                                         ------------------  ------------------
           Balance at end of year                                                        $           3,604   $           4,221
                                                                                         ==================  ==================

      Included in the balance of unrecognized tax benefits at December 31, 2018 are potential benefits of $3,604 that, if recognized, would affect the effective tax rate on income from operations.

      As of December 31, 2018, accrued interest and penalties of $169 are recorded as current income tax liabilities on the statutory statements of admitted assets, liabilities and capital and surplus and $30 is recognized as a current income tax benefit on the statutory statements of operations.

      At December 31, 2018, the Company believes it is reasonably possible that the liability related to any federal or foreign tax loss contingencies may significantly increase within the next 12 months. However, an estimate of the reasonably possible increase cannot be made at this time.

      On December 22, 2017, H.R. 1 (the "Tax Cuts and Jobs Act " or "New Tax Law") was signed into law. The New Tax Law, which is generally effective on January 1, 2018, provides for a reduction in the top corporate tax rate from 35 percent to 21 percent (enacted rate), provides new rules prohibiting carrybacks of life insurance company operating losses for losses incurred after 2017, changes insurance company reserving and many other insurance company tax accounting rules, and includes other provisions that will have a substantial impact on all forms of taxable and non-taxable entities alike.

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(8)   FEDERAL INCOME TAXES (CONTINUED)

      The NAIC's Statement of Statutory Accounting Principle No. 101--Income Taxes (SSAP No. 101) requires companies to recognize the effect of tax law changes in the period of enactment by re-measuring deferred tax assets and liabilities to the enacted rate. Recognizing the limited time companies had to react to the complex provisions of the New Tax Law, the NAIC's Statutory Accounting Principles (E) Working Group issued Interpretation 18-01: Updated Tax Estimates under the Tax Cuts and Jobs Act(INT 18-01), which provides guidance on accounting for the tax effects of the New Tax Law. INT 18-01 provides a measurement period that should not extend beyond one year from the New Tax Law enactment date for companies to complete the accounting under SSAP No. 101. In accordance with SSAP No. 101, a company must reflect the income tax effects of those aspects of the New Tax Law for which the accounting under SSAP No. 101 is complete. To the extent that a company's accounting for certain income tax effects of the New Tax Law is incomplete, but it is able to determine a reasonable estimate, it must record a provisional estimate in the financial statements. If a company cannot determine a provisional estimate to be included in the financial statements, it should continue to apply SSAP No. 101 on the basis of the provisions of the tax laws that were in effect immediately before the enactment of the New Tax Law.

      The Company applied INT 18-01 in completing its 2017 year-end accounting, including re-measuring deferred tax assets and liabilities at December 22, 2017. Any subsequent adjustments during the 12-month measurement period were included in surplus in 2018. The re-measurement under the New Tax Law and guidance in INT 18-01 resulted in a net provisional increase to statutory deferred income tax expense of $98,159, of which $(48,980) was reflected in the change in unrealized capital gains and $16,876 was reflected in the change in non-admitted DTAs for the year ended December 31, 2017.

      A provisional amount of $43,029 at December 31, 2017 increased the tax reserve deferred tax asset from policyholder liabilities and an identical amount increased the eight-year-spread deferred tax liability on policyholder liabilities. The provisional amount was computed using estimated methods and was completed in 2018 upon the production of the final seriatim tax reserves that reflect the New Tax Law requirements, which was immmaterial. Additionally, the Company had other provisionally determined amounts that were immaterial.

      The Company also had other undetermined items that the Company had not been able to fully assess as of December 31, 2017, and as a result had not recognized any provisional impact. The impact of finalizing these items in 2018 was immaterial.

      All tax years through 2014 are closed. An amended 2015 tax return was filed late in 2018 and an amended 2016 tax return will be filed in 2019. The Company believes that any additional taxes assessed or refunded as a result of a potential examination of the amended return will not have a material impact on its financial position. The IRS has not stated its intention to audit MMC's 2016 or 2017 consolidated tax returns.

(9)   RELATED PARTY TRANSACTIONS

      The Company has investment advisory agreements with an affiliate, Securian AM. Under these agreements, the Company pays quarterly investment management fees based on total assets managed. Investment management fees paid by the Company were $27,095, $25,034 and $22,011 in 2018, 2017 and
      2016, respectively. As of December 31, 2018 and 2017, the amount due to Securian AM under these agreements was $11,624 and $10,606, respectively.

      The Company also has an agreement with SFS, an affiliated broker-dealer. Under this agreement, SFS is the distributor of the Company's fixed and variable annuity, variable life and certain life and certain life and annuity indexed products. Fees paid by the Company for the performance of compliance functions for these products totaled $1,152, $1,200 and $1,157 for the years ended December 31, 2018, 2017 and 2016, respectively. The Company also recognized commission expense of $95,955, $93,911 and $104,747 for the years ended December 31, 2018, 2017 and 2016, respectively. The Company recognized commissions payable to SFS in the amounts of $1,943 and $2,223 for the years as of December 31, 2018 and 2017, respectively.

      Under an assignment agreement with SFS, 12(b)-1 fees from the affiliated Securian Funds Trust Funds and the Waddell & Reed Target Portfolios are transferred to the Company. For the years ended December 31, 2018 and 2017, the amounts transferred were $16,577 and $15,872, respectively.

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(9)  RELATED PARTY TRANSACTIONS (CONTINUED)

     The Company has agreements with its affiliates for expenses including allocations for occupancy costs, data processing, employee compensation, advertising and promotion, and other administrative expenses, which the Company incurs on behalf of its affiliates. At December 31, 2018 and 2017, the amount payable to the Company was $16,428 and $34,648, respectively. The amount of expenses incurred by and reimbursed to the Company for the years ended December 31, 2018, 2017 and 2016 were $116,194, $130,322 and
     $121,768, respectively. In addition, the Company has an agreement with SFG for employee compensation related expenses which SFG incurs on behalf of the Company. The amount of expenses incurred by and reimbursed to SFG by the Company for the year ended December 31, 2018, 2017 and 2016 was $2,605, $18,730 and $21,620, respectively, and the amount payable to SFG at December 31, 2018 and 2017 was $5,706 and $13,432, respectively. Settlements are made quarterly.

     Prior to November 29, 2017, the Company had a long-term lease arrangement with an affiliated company, Capital City Property Management, Inc. See Note 16 for related details.

     The Company has two group variable universal life policies with SFG. The Company received premiums of $8,640, $7,664 and $7,664 in 2018, 2017 and 2016, respectively, for these policies. The Company paid claims totaling $1,741 in 2018. No claims were paid during 2017 and 2016. As of December 31, 2018 and 2017, reserves held under these policies were $71,518 and $66,076, respectively.

     Allied provides its customers with certain insurance coverage that is underwritten by the Company. The Company paid commissions related to these policies in the amount of $10,844, $11,412 and $10,992 in 2018, 2017 and
     2016, respectively.

     CRI Securities, LLC, an affiliated broker-dealer, received commission payments from the Company for certain variable life products sold by registered representatives in the amount of $3,514, $3,828 and $4,477 in 2018, 2017 and 2016, respectively.

     The Company had agreements with an affiliate, PFC, which included bonds and short-term investments for the funding of PFC operations. For the years ended December 31, 2018, 2017 and 2016, the amount of interest income recognized was $2,562 and $2,584, respectively.

     The Company has an agreement with Securian Life, whereby the Company may issue an individual life policy to certain individuals converting from a group life insurance policy issued by Securian Life or Securian Life may issue an individual life policy to certain individuals converting from a group life insurance policy issued by the Company. Upon issuance of the individual life policy, the Company either receives from or pays to Securian Life a conversion charge. For the years ended December 31, 2018, 2017 and 2016, the Company recognized $5,128, $5,521 and $3,300, respectively of income from conversions. The amount receivable from Securian Life at December 31, 2018 and 2017 was $4,383 and $1,799, respectively. These amounts are settled quarterly.

     The Company has an agreement with Securian Life, whereby Securian Life assigns the rights to its profit commission from unrelated third party reinsurers based on its underlying mortality experience to the Company in exchange for a fixed percentage allowance based on the premium reinsured. Under this agreement, which is settled quarterly, the Company recognized expenses of $12,860, $10,277 and $10,798 recorded in general insurance expenses and taxes on the statement of operations for the years ended December 31, 2018, 2017 and 2016, respectively, and the amount (receivable from) payable to Securian Life at December 31, 2018 and 2017 was $(3,314) and $1,198, respectively. Depending on Securian Life's mortality experience in any given year, the fixed percentage allowance paid by the Company can be favorable or unfavorable in relation to the profit commission Securian Life has forgone from the unrelated third party reinsurer and assigned to the Company.

     The Company sells a percentage of ownership of newly originated mortgage loans to Securian Life. For the years ended December 31, 2018, 2017 and 2016, the Company sold $40,200, $24,000 and $9,000, respectively, of mortgage loans to Securian Life.

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(9)  RELATED PARTY TRANSACTIONS (CONTINUED)

     The Company has a reinsurance agreement with Securian Life, whereby the Company assumes certain Group business from Securian Life. Activity is settled quarterly. As of December 31, the Company recognized the following amounts on the statutory statements of admitted assets, liabilities and capital and surplus related to this agreement with Securian Life:

                                                                                                    2018              2017
                                                                                             ----------------  ----------------
         Admitted assets:
           Premiums deferred and uncollected                                                 $       103,648   $       104,095
                                                                                             ----------------  ----------------
             Total assets                                                                    $       103,648   $       104,095
                                                                                             ================  ================

         Liabilities
           Policy reserves:
             Life insurance                                                                  $        60,283   $        44,876
             Accident and health                                                                       1,031               796
           Policy claims in process of settlement                                                    164,107           137,399
           Other policy liabilities                                                                      127               107
           Accrued commissions and expenses                                                            8,471             8,514
                                                                                             ----------------  ----------------
               Total liabilities                                                             $       234,019   $       191,692
                                                                                             ================  ================

     For the years ending December 31, the Company recognized activity related to this agreement within the following line items of the statutory statements of operations:

                                                                                2018               2017              2016
                                                                          ----------------   ----------------  ----------------
      Revenues:
        Premiums                                                          $       637,616    $       564,737   $       399,280
                                                                          ----------------   ----------------  ----------------
          Total revenues                                                          637,616            564,737           399,280

      Benefits and expenses:
        Policyholder benefits                                                     562,402            483,995           384,807
        Commission expense                                                         56,184             49,780            35,528
                                                                          ----------------   ----------------  ----------------
          Total benefits and expenses                                             618,586            533,775           420,335
                                                                          ----------------   ----------------  ----------------
            Net income (loss)                                             $        19,030    $        30,962   $       (21,055)
                                                                          ================   ================  ================

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(10) LIABILITY FOR UNPAID ACCIDENT AND HEALTH CLAIMS AND CLAIM ADJUSTMENT
     EXPENSES

     Activity in the liability for unpaid accident and health claims and claim adjustment expenses, which is included within accident and health policy reserves and policy claims in process of settlement on the statutory statements of admitted assets, liabilities and capital and surplus, is summarized as follows:

                                                                                 2018              2017              2016
                                                                          -----------------  ----------------  ----------------
         Balance at January 1                                             $        613,399   $       550,728   $       566,182
           Less: reinsurance recoverable                                           526,764           469,933           481,986
                                                                          -----------------  ----------------  ----------------
         Net balance at January 1                                                   86,635            80,795            84,196
         Incurred related to:
           Current year                                                            119,526            96,215            95,840
           Prior years                                                               7,564             6,307             5,861
                                                                          -----------------  ----------------  ----------------
         Total incurred                                                            127,090           102,522           101,701
                                                                          -----------------  ----------------  ----------------
         Paid related to:
           Current year                                                             51,180            49,196            53,470
           Prior years                                                              54,879            47,486            51,632
                                                                          -----------------  ----------------  ----------------
         Total paid                                                                106,059            96,682           105,102
                                                                          -----------------  ----------------  ----------------
         Net balance at December 31                                                107,666            86,635            80,795
           Plus: reinsurance recoverable                                           493,136           526,764           469,933
                                                                          -----------------  ----------------  ----------------
         Balance at December 31                                           $        600,802   $       613,399   $       550,728
                                                                          =================  ================  ================

     The liability for unpaid accident and health claim adjustment expenses as of December 31, 2018 and 2017 was $2,766 and $2,103, respectively, and is included in the table above.

     As a result of changes in estimates of claims incurred in prior years, the accident and health claims and claim adjustment expenses incurred increased $7,564, $6,307, $5,861 in 2018, 2017 and 2016, respectively. The changes in amounts are the result of normal reserve development inherent in the uncertainty of establishing the liability for unpaid accident and health claims and claim adjustment expenses.

     The Company incurred $5,222 and paid $4,559 of claim adjustment expenses in the current year, of which $1,416 of the paid amount was attributable to insured and covered events of prior years.

(11) BUSINESS COMBINATIONS AND GOODWILL

     Aggregate goodwill related to acquisitions made in prior years was $37,325 and $43,709 as of December 31, 2018 and 2017, respectively, and is included in other invested assets on the statutory statements of assets, liabilities and capital and surplus. Goodwill amortization was $6,384, $6,400 and $6,617 for the year ended December 31, 2018, 2017 and 2016, respectively.

(12) PENSION PLANS AND OTHER RETIREMENT PLANS

     PENSION AND OTHER POSTRETIREMENT PLANS

     The Company has a non-qualified non-contributory defined benefit retirement plan covering certain agents. Benefits are based upon years of participation and the agent's adjusted annual compensation.

     The Company also has a postretirement plan that provides certain health care and life insurance benefits to retired agents. Eligibility is determined by age at retirement and years of service. Health care premiums are shared with retirees, and other cost-sharing features include deductibles and co-payments.

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(12) PENSION PLANS AND OTHER RETIREMENT PLANS (CONTINUED)

     PENSION AND OTHER POSTRETIREMENT PLANS (CONTINUED)

     The change in the benefit obligation and plan assets for the Company's plans as of December 31 was calculated as follows:

                                                                  PENSION BENEFITS                     OTHER BENEFITS
                                                        -----------------------------------  ----------------------------------
                                                              2018               2017              2018              2017
                                                        ----------------  -----------------  ----------------  ----------------
         Change in benefit obligation:
         Benefit obligation at beginning of year        $        48,093   $         45,521   $         4,951   $         5,181
         Service cost                                                --                 --               172               193
         Interest cost                                            1,982              1,969               169               195
         Actuarial loss (gain)                                   (4,112)             3,246              (343)             (423)
         Benefits paid                                           (2,275)            (2,643)             (456)             (195)
                                                        ----------------  -----------------  ----------------  ----------------
         Benefit obligation at end of year              $        43,688   $         48,093   $         4,493   $         4,951
                                                        ================  =================  ================  ================

         Change in plan assets:
         Fair value of plan assets at beginning of
           year                                         $        45,519   $         43,949   $            --   $            --
         Actual return on plan assets                             1,608              1,563                --                --
         Employer contribution                                    2,282              2,650               456               195
         Benefits paid                                           (2,275)            (2,643)             (456)             (195)
                                                        ----------------  -----------------  ----------------  ----------------
         Fair value of plan assets at end of year       $        47,134   $         45,519   $            --   $            --
                                                        ================  =================  ================  ================
         Funded status                                  $         3,446   $         (2,574)  $        (4,493)  $        (4,951)

         Assets:
         Prepaid plans assets                           $         9,592   $             --   $            --   $            --
         Overfunded plan assets                                  (6,146)                --                --                --
                                                        ----------------  -----------------  ----------------  ----------------
           Total assets                                           3,446                 --                --                --
         Liabilities recognized:
         Accrued benefit costs                                       --             (8,442)            8,729             9,527
         Liability for benefits                                      --             11,016            (4,236)           (4,576)
                                                        ----------------  -----------------  ----------------  ----------------
           Total liabilities recognized                 $            --   $          2,574   $         4,493   $         4,951
                                                        ================  =================  ================  ================

         Unrecognized liabilities                       $        (3,446)  $         11,016   $        (4,236)  $        (4,576)

         Weighted average assumptions used to
           determine benefit obligations:
         Discount rate                                             4.34%              3.66%             4.34%             3.66%
         Rate of compensation increase                               --                 --                --                --

         Weighted average assumptions used to
           determine net periodic benefit costs:
         Expected long-term return on plan assets                  3.75%              4.00%               --                --
         Discount rate                                             3.66%              3.82%             3.66%             3.82%

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(12) PENSION PLANS AND OTHER RETIREMENT PLANS (CONTINUED)

     PENSION AND OTHER POSTRETIREMENT PLANS (CONTINUED)

                                                                         PENSION BENEFITS                 OTHER BENEFITS
                                                                  ------------------------------  ------------------------------
                                                                       2018            2017            2018            2017
                                                                  --------------  --------------  -------------   --------------
         Components of net periodic benefit costs:
         Service cost                                             $          --   $          --   $        172    $         193
         Interest cost                                                    1,982           1,969            169              195
         Expected return on plan assets                                  (1,707)         (1,758)            --               --
         Amount of prior service cost recognized                             --              --           (478)            (151)
         Amount of recognized actuarial loss (gain)                         857             449           (205)            (167)
                                                                  --------------  --------------  -------------   --------------
             Net periodic benefit cost                            $       1,132   $         660   $       (342)   $          70
                                                                  ==============  ==============  =============   ==============

         Amounts in unassigned surplus recognized as components
           of net periodic benefit costs:
         Items not yet recognized as a component of net
           periodic benefit cost - prior year                     $      11,016   $       8,024   $     (4,576)   $      (4,471)
         Net prior service (cost) credit recognized                          --              --            478              151
         Net (gain) loss arising during the period                       (4,013)          3,441           (343)            (423)
         Net gain (loss) recognized                                        (857)           (449)           205              167
                                                                  --------------  --------------  -------------   --------------
           Items not yet recognized as a component of net
             periodic benefit cost - current year                 $       6,146   $      11,016   $     (4,236)   $      (4,576)
                                                                  ==============  ==============  =============   ==============

         Amounts in unassigned surplus expected to be
           recognized in the next fiscal year as components of
           net periodic benefit cost:
         Net prior service cost (credit)                          $          --   $          --   $       (478)   $        (478)
         Net recognized (gains) losses                                      205             887           (202)            (204)

         Amounts in unassigned surplus that have not yet been
           recognized as components of net periodic benefit
           cost:
         Net prior service cost (credit)                          $          --   $          --   $     (1,561)   $      (2,039)
         Net recognized (gains) losses                                    6,146          11,016         (2,675)          (2,537)

         Accumulated benefit obligation                           $      43,688   $      48,093   $      4,493    $       4,951

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(12) PENSION PLANS AND OTHER RETIREMENT PLANS (CONTINUED)

     PENSION AND OTHER POSTRETIREMENT PLANS (CONTINUED)

     The Company updated its assumptions as of December 31, 2018 and December 31, 2017 with respect to its pension and postretirement benefit obligations after a review of plan experience. The assumption changes are a component of the net actuarial gain (loss).

     Estimated future benefit payments for pension and other postretirement benefits:

                                                             PENSION            OTHER
                                                            BENEFITS          BENEFITS
                                                        ----------------  ----------------
         2019                                           $         2,600   $           283
         2020                                                     2,562               291
         2021                                                     2,588               298
         2022                                                     2,666               313
         2023                                                     2,812               316
         2024 - 2028                                             14,012             1,517

     For measurement purposes, a 6.90% annual rate of increase in the per capita cost of covered health care benefits was assumed for 2018. The rate was assumed to decrease gradually to 4.40% for 2074 and remain at that level thereafter.

     The assumptions presented herein are based on pertinent information available to management as of December 31, 2018 and 2017. Actual results could differ from those estimates and assumptions. For example, increasing the assumed health care cost trend rates by one percentage point would increase the postretirement benefit obligation as of December 31, 2018 by $28 and the estimated service cost and interest cost components of net periodic benefit costs for 2018 by $2. Decreasing the assumed health care cost trend rates by one percentage point would decrease the postretirement benefit obligation as of December 31, 2018 by $25 and the estimated service cost and interest cost components of net periodic postretirement benefit costs for 2018 by $2.

     Historical rates of return for individual asset classes and future estimated returns are used to develop expected rates of return. These rates of return are applied to the plan's investment policy to determine a range of expected returns. The expected long-term rate of return on plan assets is selected from this range.

     The Company's non-contributory defined benefit plan's assets were allocated 100% to the insurance company general account at both December 31, 2018 and 2017. The insurance company general account represents assets held with the general account of the Company. These assets principally consist of bonds, commercial mortgage loans and common stocks.

     The fair value of the Company's pension and other postretirement plans financial assets and financial liabilities has been determined using available market information as of December 31, 2018 and 2017. Although the Company is not aware of any factors that would significantly affect the fair value of the pension and other postretirement plans financial assets and financial liabilities, such amounts have not been comprehensively revalued since those dates. Therefore, estimates of fair value subsequent to the valuation dates may differ significantly from the amounts presented herein. Considerable judgment is required to interpret market data to develop the estimates of fair value. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

     Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (exit price) in an orderly transaction between market participants at the measurement date. The Company maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs reflect the assumptions market participants would use in valuing a financial instrument based on market data obtained from sources independent of the Company. Unobservable inputs reflect the Company's estimates about the assumptions market participants would use in valuing financial assets and financial liabilities based on the best information available in the circumstances.

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(12) PENSION PLANS AND OTHER RETIREMENT PLANS (CONTINUED)

     PENSION AND OTHER POSTRETIREMENT PLANS (CONTINUED)

     The Company is required to categorize its financial assets and financial liabilities recorded on the statements of admitted assets, liabilities and capital and surplus according to a three-level hierarchy. A level is assigned to each financial asset and financial liability based on the lowest level input that is significant to the fair value measurement in its entirety. The levels of fair value hierarchy are as follows:

          Level 1 - Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market.

          Level 2 - Fair value is based on significant inputs, other than quoted prices included in Level 1 that are observable in active markets for identical or similar assets and liabilities.

          Level 3 - Fair value is based on at least one or more significant unobservable inputs. These inputs reflect the Company's assumptions about the inputs market participants would use in pricing the assets or liabilities. The types of assets and liabilities utilizing Level 3 valuations generally include investments in an insurance company general account.

     The Company uses prices and inputs that are current as of the measurement date. In periods of market disruption, the ability to observe prices and inputs may be reduced, which could cause an asset or liability to be reclassified to a lower level.

     The following tables summarize the Company's pension benefit plans' financial assets measured at fair value:

           DECEMBER 31, 2018                                 LEVEL 1           LEVEL 2            LEVEL 3            TOTAL
           -------------------------------------------  ----------------  -----------------  ----------------  ----------------
           Insurance company general account            $            --   $             --   $        47,134   $        47,134

           DECEMBER 31, 2017                                 LEVEL 1           LEVEL 2            LEVEL 3            TOTAL
           -------------------------------------------  ----------------  -----------------  ----------------  ----------------
           Insurance company general account            $            --   $             --   $        45,519   $        45,519

     INSURANCE COMPANY GENERAL ACCOUNT

     Deposits in the insurance company general account are stated at cost plus accrued interest, which represents fair value. These assets principally consist of fixed maturity securities, commercial mortgage loans and equity securities are classified as Level 3.

     PROFIT SHARING PLANS

     The Company also has a profit sharing plan covering substantially all agents. The Company's contribution is made as a certain percentage based on voluntary contribution rate and applied to each eligible agent's annual contribution. The Company recognized contributions to the plan during 2018, 2017 and 2016 of $1,351, $1,426 and $1,493, respectively.

(13) CAPITAL AND SURPLUS AND DIVIDENDS

     During the year ended December 31, 2018, the Company declared and paid dividends to SFG consisting of common stocks in the amount of $9,647. During the year ended December 31, 2017, the Company declared and paid dividends to SFG consisting of cash in the amount of $185,142, and common stocks in the amount of $3,563. The Company declared and paid a dividend to SFG consisting of common stock in the amount of $2,000 during the year ended December 31, 2016.

     Dividend payments by Minnesota Life Insurance Company to its parent cannot exceed the greater of 10% of statutory capital and surplus or the statutory net gain from operations as of the preceding year-end, as well as the timing and amount of dividends paid in the preceding 12 months, without prior approval from the Minnesota Department of Commerce. Based on these limitations and 2018 statutory results, the maximum amount available for the payment of dividends during 2019 by Minnesota Life Insurance Company without prior regulatory approval is $284,897.

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(13) CAPITAL AND SURPLUS AND DIVIDENDS (CONTINUED)

     For the year ended December 31, 2018, the Company received capital contributions from SFG consisting of cash in the amount of $11,500 and common stock in the amount of $8,507. During 2017, the Company received a capital contribution consisting of real estate, net of deferred taxes and outstanding debt, in the amount of $17,841 from SFG. For the year ended December 31, 2016, there were no capital contributions from SFG to the Company.

     Other than noted above, there are no restrictions placed on the Company's unassigned surplus, including for whom the surplus is being held.

     The Company is required to meet certain minimum RBC requirements, which are imposed by the respective state of domicile. The formulas within the RBC calculation were developed by the NAIC. The RBC requirements were designed to monitor capital adequacy and to raise the level of protection for policyholders. Companies that have an RBC ratio below certain trigger points are required to take specified corrective action. The Company exceeded the minimum RBC requirements for the years ended December 31, 2018 and 2017.

(14) REINSURANCE

     In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance companies. To the extent that a reinsurer is unable to meet its obligations under the reinsurance agreement, the Company remains liable. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. Allowances are established for amounts deemed uncollectible. At December 31, 2018 and 2017, policy reserves are reflected net of reinsurance ceded of $1,443,151 and $1,401,358, respectively.

     Reinsurance is accounted for over the lives of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

     The effect of reinsurance on premiums and annuity considerations for the years ended December 31 was as follows:

                                                                                 2018              2017              2016
                                                                          -----------------  ----------------  ----------------
           Direct premiums and annuity considerations                     $      7,617,352   $     7,734,636   $     6,498,672
           Reinsurance assumed                                                     662,543           589,467           421,054
           Reinsurance ceded                                                      (733,257)         (737,458)         (680,525)
                                                                          -----------------  ----------------  ----------------
             Total premiums and annuity considerations                    $      7,546,638   $     7,586,645   $     6,239,201
                                                                          =================  ================  ================

     The Company has a reinsurance agreement with Securian Life as discussed in detail in note 9 which is included in the reinsurance assumed information above.

     Reinsurance recoveries on ceded reinsurance contracts were $569,139, $529,556 and $587,481 during 2018, 2017 and 2016, respectively.

     For the years ended December 31, 2018, 2017 and 2016, net goodwill amortization on reinsurance transactions was $0.

     As of December 31, 2018, the Company owned in excess of 10% or controlled either directly or indirectly the following reinsurers:

         COMPANY REPRESENTATIVE                                                                REINSURER
         ----------------------------------------------------------  ------------------------------------------------------------
         Agent of the Company                                        Argent Reinsurance, LTD
         Agent of the Company                                        Futural Life Insurance Company
         Agent of the Company                                        WFI Reinsurance, LTD
         Agent of the Company                                        Atlantic Security Life Insurance Company, LTD
         Administrative representative of the Company                Southwest Business Corporation

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(15) COMMITMENTS AND CONTINGENCIES

     The Company is involved in various pending or threatened legal proceedings arising out of the normal course of business. In the opinion of management, the ultimate resolution of such litigation will likely not have a material adverse effect on operations or the financial position of the Company.

     In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance companies (reinsurers). To the extent that a reinsurer is unable to meet its obligations under the reinsurance agreement, the Company remains liable. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. Allowances are established for amounts deemed uncollectible.

     The Company holds TBA securities with extended forward contract dates which represent a future commitment. As of December 31, 2018 and 2017, these securities were reported at $36,901 and $31,714, respectively.

     The Company has long-term commitments to fund alternative investments and real estate investments totaling $432,373 as of December 31, 2018. The Company estimates that $173,000 of these commitments will be invested in 2019, with the remaining $259,373 invested over the next four years.

     As of December 31, 2018, the Company had committed to originate mortgage loans totaling $250,875 but had not completed the originations.

     As of December 31, 2018, the Company had committed to purchase bonds totaling $76,640 but had not completed the purchase transactions.

     The Company has a 100% coinsurance agreement for its individual disability line. Under the terms of this agreement, assets supporting the reserves transferred to the reinsurer are held under a trust agreement for the benefit of the Company in the event that the reinsurer is unable to perform its obligations. At December 31, 2018 and 2017, the assets held in trust were $567,327 and $559,417, respectively. These assets are not reflected in the accompanying statements of admitted assets, liabilities and capital and surplus.

     In connection with the dissolution of MIMLIC Life Insurance Company, the Company has agreed to guarantee all obligations and liabilities of MIMLIC Life Insurance Company that arise in the normal course of business. Management does not consider an accrual necessary relating to this guarantee.

     The Company is contingently liable under state regulatory requirements for possible assessments pertaining to future insolvencies and impairments of unaffiliated insurance companies. The Company records a liability for future guaranty fund assessments based upon known insolvencies, according to data received from the National Organization of Life and Health Insurance Guaranty Association. At December 31, 2018 and 2017, this liability was $996 and $941, respectively. An asset is recorded for the amount of guaranty fund assessments paid, which can be recovered through future premium tax credits. This asset was $3,847 and $3,897 as of December 31, 2018 and 2017, respectively. These assets are being amortized over a five-year period.

(16) LEASES

     Prior to November 29, 2017, the Company had a long-term lease agreement with an affiliated company, Capitol City Property Management, Inc, for building space in downtown St. Paul. Lease expense, net of sub-lease income, for the year ended December 31, 2017 and 2016 was $7,499 and $8,416, respectively. The Company leases space in downtown St. Paul to unaffiliated companies. Commitments to the Company from these agreements are as follows: 2019, $1,444; 2020, $1,248; 2021, $900; 2022, $687; 2023,
     $523. Income from these leases was $3,754, $2,189 and $1,912 for the years ended December 31, 2018, 2017 and 2016, respectively and is reported in net investment income on the statutory statements of operations.

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(17) BORROWED MONEY

     Periodically, the Company may enter into short-term reverse repurchase agreements in order to borrow funds for short-term operating needs or facilitate trading activity. In a reverse repurchase agreement, the Company transfers specified securities to a counterparty in exchange for cash and simultaneously agrees to reacquire the same, or substantially the same, securities at a future date for an amount equal to the cash exchanged plus an interest factor. The contractual maturity of any reverse repurchase agreement does not exceed three months. The Company maintains effective control over the securities and accounts for these agreements as collateralized borrowings. The short-term debt is collateralized by RMBS bonds which are included in bonds on the statutory statements of admitted assets, liabilities and capital and surplus. The difference between the proceeds and the amount at which the securities will be subsequently reacquired is recorded in net investment income on the statutory statements of operations.

     As of December 31, 2018 and 2017, the balance of the reverse repurchase agreements was $0 and $20,000, respectively. The Company pledged $0 and $19,987 of bonds as collateral as of December 31, 2018 and 2017, respectively. The accrued interest was $0 and $54, respectively, as of December 31, 2018 and 2017. The reverse repurchase agreements and accrued interest are recorded in other liabilities on the statutory statements of admitted assets, liabilities and capital and surplus.

     The Company has entered into a membership agreement with the Federal Home Loan Bank of Des Moines (FHLB), providing an efficient way to set up a borrowing facility with access to low cost funding. The total borrowing capacity is dependent on the amount and type of Company assets. As of December 31, 2018, the Company had entered into agreements with face amount and carrying value totaling $145,000, which are recorded in other liabilities on the statutory statements of admitted assets, liabilities and capital and surplus and are not subject to prepayment penalties. The outstanding borrowings at December 31, 2018 have a maturity of one and seven years with principal due at those times. Interest rates are determined at the reset date and ranged from 1.51% to 2.67% during 2018. The Company paid $5,364, $4,110 and $1,896 in interest in 2018, 2017 and 2016, respectively, and accrued interest of $781 and $360 at December 31, 2018 and 2017, respectively, which are recorded in other liabilities and accrued commissions and expenses, respectively on the statutory statements of admitted assets, liabilities and capital and surplus. During 2018 and 2017, the maximum amount borrowed from the FHLB was $350,000 and $495,000, respectively.

     The Company pledged $919,901 of bonds as collateral for FHLB borrowings as of December 31, 2018. At that time, the Company had the capacity for either long-term or short-term borrowings of approximately $642,125 without pledging additional collateral. If the fair value of the pledged collateral falls below the required collateral for the outstanding borrowed amount, the Company is required to pledge additional collateral. The maximum amount of collateral pledged to the FHLB during 2018 and 2017 was $925,924 and $875,742, respectively.

     As of December 31, 2018 and 2017, the Company held FHLB Class A membership stock of $10,000 and the FHLB activity stock of $5,800. The FHLB stock is carried at cost and is recorded in common stocks on the statutory statements of admitted assets, liabilities and capital and surplus.

(18) SURPLUS NOTES

     In September 1995, the Company issued surplus notes with a face value of $125,000, at 8.25%, due in September 2025. The surplus notes were issued pursuant to Rule 144A under the Securities Act of 1993, underwritten by Goldman, Sachs & Co. and CS First Boston, and are administered by the Company as registrar/paying agent. At December 31, 2018 and 2017, the balance of the surplus notes was $118,000.

     The surplus notes are subordinate to all current and future policyholders interests, including claims, and indebtedness of the Company. All payments of interest and principal on the notes are subject to the approval of the Minnesota Department of Commerce. The accrued interest was $2,832 as of December 31, 2018 and 2017. The interest paid in 2018, 2017 and 2016 was $9,735. The total accumulated interest paid over the life of the note as of December 31, 2018 was $238,134. Interest is included in net investment income in the statutory statements of operations.

(19) RETROSPECTIVELY RATED CONTRACTS

     The Company estimates accrued retrospective premium adjustments for its group life and accident and health insurance business through a mathematical approach using an algorithm of the financial agreements in place with clients.

     The amount of net premiums written by the Company at December 31, 2018 that are subject to retrospective rating features was $523,401 which represented 27.2% of the total net premiums written for group life and accident and health. No other net premiums written by the Company are subject to retrospective rating features.

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(20) ANNUITY ACTUARIAL RESERVES AND DEPOSIT LIABILITIES BY WITHDRAWAL CHARACTERISTICS

     As of December 31, 2018:

                                                                                                   AMOUNT          % OF TOTAL
                                                                                             ----------------  ----------------
           Subject to discretionary withdrawal:
             With fair value adjustment                                                      $     2,943,629               9.9%
             At book value less surrender charge                                                     341,009               1.2%
             At fair value                                                                        20,468,328              69.0%
                                                                                             ----------------  ----------------
               Total with adjustment or at fair value                                             23,752,966              80.1%
             At book value without adjustment                                                      2,035,194               6.9%
           Not subject to discretionary withdrawal                                                 3,855,025              13.0%
                                                                                             ----------------  ----------------
             Total net annuity actuarial reserves and deposit fund liabilities               $    29,643,185             100.0%
                                                                                             ================  ================

     As of December 31, 2018:

                                                                                                                    AMOUNT
                                                                                                               ----------------
         Life and Accident and Health Annual Statement:
           Annuities                                                                                           $     6,866,381
           Supplementary contracts with life contingencies                                                               7,975
           Asset liability matching reserves                                                                           194,262
           Deposit-type contracts                                                                                    1,524,660
                                                                                                               ----------------
             Total reported on Life and Accident and Health Annual Statement                                         8,593,278
                                                                                                               ----------------
         Annual Statement of the Separate Accounts:
           Exhibit 3 line 0299999, column 2                                                                         21,049,907
                                                                                                               ----------------
             Total reported on the Annual Statement of the Separate Accounts                                        21,049,907
                                                                                                               ----------------
               Combined total                                                                                  $    29,643,185
                                                                                                               ================

(21) PREMIUM AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED

     Deferred and uncollected life insurance premiums and annuity considerations at December 31, 2018 were as follows:

                                                                                                                    NET OF
                                                                                                   GROSS            LOADING
                                                                                             ----------------  ----------------
           Ordinary new business                                                             $        10,044   $         4,532
           Ordinary renewal business                                                                  59,993           108,928
           Credit life                                                                                   105               105
           Group life                                                                                  1,534             1,434
                                                                                             ----------------  ----------------
             Subtotal                                                                                 71,676           114,999
               Portion of due and unpaid over 90 days                                                   (703)             (703)
               Premiums due and unpaid                                                               227,015           227,015
                                                                                             ----------------  ----------------
             Net admitted asset                                                              $       297,988   $       341,311
                                                                                             ================  ================

(22) SUBSEQUENT EVENTS

     Through April 2, 2019, the date these financial statements were issued, there were no material subsequent events that required recognition or additional disclosure in the Company's financial statements.

                        MINNESOTA LIFE INSURANCE COMPANY
                      SCHEDULE OF SELECTED FINANCIAL DATA
                               DECEMBER 31, 2018
                                 (IN THOUSANDS)

Investment Income Earned:
  U.S. Government bonds                                                                       $        14,984
  Other bonds (unaffiliated)                                                                          602,628
  Bonds of affiliates                                                                                      --
  Preferred stocks (unaffiliated)                                                                       5,010
  Preferred stocks of affiliates                                                                           --
  Common stocks (unaffiliated)                                                                         13,537
  Common stocks of affiliates                                                                              --
  Mortgage loans                                                                                      142,129
  Real estate                                                                                          23,993
  Premium notes, policy loans and liens                                                                28,151
  Cash on hand and on deposit                                                                              --
  Short-term investments                                                                                3,858
  Other invested assets                                                                                 2,426
  Derivative instruments                                                                               30,513
  Aggregate write-ins for investment income                                                             3,428
                                                                                              ----------------
    Gross investment income                                                                   $       870,657
                                                                                              ================

Real Estate Owned - Book Value less Encumbrances                                              $        62,702

Mortgage Loans - Book Value:
  Farm mortgages                                                                              $            --
  Residential mortgages                                                                                    --
  Commercial mortgages                                                                              3,614,864
                                                                                              ----------------
    Total mortgage loans                                                                      $     3,614,864
                                                                                              ================

Mortgage Loans By Standing - Book Value:
  Good standing                                                                               $     3,613,473
  Good standing with restructured terms                                                       $         1,391
  Interest overdue more than 90 days, not in foreclosure                                      $            --
  Foreclosure in process                                                                      $            --

Other Long Term Assets - Statement Value                                                      $       765,922

Collateral Loans                                                                              $            --

Bonds and Stocks of Parents, Subsidiaries and Affiliates - Book Value:

  Bonds                                                                                       $            --
  Preferred stocks                                                                            $            --
  Common stocks                                                                               $       360,809

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY
                SCHEDULE OF SELECTED FINANCIAL DATA (CONTINUED)
                               DECEMBER 31, 2018
                                 (IN THOUSANDS)

Bonds,  Short-Term  Investments  and  Certain  Cash  Equivalents  by  Class  and
  Maturity:
  Bonds,  Short-Term  Investments  and  Certain  Cash  Equivalents by
    Maturity - Statement Value:
    Due within one year or less                                                               $       538,350
    Over 1 year through 5 years                                                                     3,851,459
    Over 5 years through 10 years                                                                   5,659,104
    Over 10 years through 20 years                                                                  2,091,553
    Over 20 years                                                                                   3,384,287
    No maturity date                                                                                    4,438
                                                                                              ----------------
      Total by maturity                                                                       $    15,529,191
                                                                                              ================

  Bonds, Short-Term Investments and Certain Cash Equivalents by NAIC designation - Statement
    Value:

    NAIC 1                                                                                    $     9,138,992
    NAIC 2                                                                                          5,799,731
    NAIC 3                                                                                            526,502
    NAIC 4                                                                                             60,493
    NAIC 5                                                                                              3,469
    NAIC 6                                                                                                  4
                                                                                              ----------------
        Total by NAIC designation                                                             $    15,529,191
                                                                                              ================

Total Bonds, Short-Term Investments and Certain Cash Equivalents Publicly Traded              $    11,942,022
Total Bonds, Short-Term Investments and Certain Cash Equivalents Privately Placed             $     3,587,169

Preferred Stocks - Statement Value                                                            $        49,406
Common Stocks - Market Value                                                                  $       755,930
Short-Term Investments and Cash Equivalents - Book Value                                      $       142,881
Options, Caps & Floors Owned - Statement Value                                                $       100,048
Options, Caps & Floors Written and In Force - Statement Value                                 $       (25,242)
Collar, Swap & Forward Agreements Open - Statement Value                                      $        47,185
Futures Contracts Open - Current Value                                                        $            --
Cash on Deposit                                                                               $       (81,363)

Life Insurance In Force:
  Industrial                                                                                  $            --
  Ordinary                                                                                    $    78,607,436
  Credit Life                                                                                 $     6,371,246
  Group Life                                                                                  $   492,608,673

Amount of Accidental Death Insurance In Force Under Ordinary Policies                         $        36,564

Life Insurance Policies with Disability Provisions in Force:
  Industrial                                                                                  $            --
  Ordinary                                                                                    $       206,658
  Credit Life                                                                                 $        59,801
  Group Life                                                                                  $   280,727,776

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY
                SCHEDULE OF SELECTED FINANCIAL DATA (CONTINUED)
                               DECEMBER 31, 2018
                                 (IN THOUSANDS)

Supplementary Contracts in Force:
  Ordinary - Not Involving Life Contingencies:
    Amount on Deposit                                                                         $       116,923
    Income Payable                                                                            $         6,601
  Ordinary - Involving Life Contingencies:
    Income Payable                                                                            $           340
  Group - Not Involving Life Contingencies:
    Amount on Deposit                                                                         $         3,118
    Income Payable                                                                            $            --
  Group - Involving Life Contingencies:
    Income Payable                                                                            $            --

Annuities:
  Ordinary:
    Immediate - Amount of Income Payable                                                      $       105,360
    Deferred - Fully Paid - Account Balance                                                   $     1,464,754
    Deferred - Not Fully Paid - Account Balance                                               $     5,937,364
  Group:
    Immediate - Amount of Income Payable                                                      $       177,370
    Deferred - Fully Paid - Account Balance                                                   $            --
    Deferred - Not Fully Paid - Account Balance                                               $        12,695

Accident and Health Insurance - Premiums In Force:
  Ordinary                                                                                    $            --
  Group                                                                                       $       457,778
  Credit                                                                                      $        51,697

Deposit Funds and Dividend Accumulations:
  Deposit Funds - Account Balance                                                             $     1,338,369
  Dividend Accumulations - Account Balance                                                    $        66,161

Claim Payments:
  Group Accident and Health:
    2018                                                                                      $        38,400
    2017                                                                                      $        36,663
    2016                                                                                      $         3,714
    2015                                                                                      $         1,922
    2014                                                                                      $           112
    Prior                                                                                     $         1,229
  Other Accident and Health:
    2018                                                                                      $           170
    2017                                                                                      $             6
    2016                                                                                      $            --
    2015                                                                                      $            --
    2014                                                                                      $            --
    Prior                                                                                     $           477
  Other Coverages that use Developmental Methods to Calculate Claims Reserves:
    2018                                                                                      $         4,670
    2017                                                                                      $         6,034
    2016                                                                                      $         2,951
    2015                                                                                      $         1,679
    2014                                                                                      $           879
    Prior                                                                                     $           329

See accompanying independent auditors' report.

                        MINNESOTA LIFE INSURANCE COMPANY
           SCHEDULE OF SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES
                               DECEMBER 31, 2018
                                 (IN THOUSANDS)

1.) Total admitted assets (excluding separate accounts):                                    $    22,347,163

2.) 10 Largest exposures to a single issuer/borrower/investment:

    ISSUER                                                                                       AMOUNT         PERCENTAGE
    --------------------------------------------------------------------------------------  ----------------  ---------------
    FNMA - Loan Backed Securities                                                           $       848,036              3.8%
    FHLMC - Loan Backed Securities                                                          $       723,410              3.2%
    Securian Life Insurance Co                                                              $       360,809              1.6%
    Wells Fargo                                                                             $       244,340              1.1%
    Goldman Sachs                                                                           $       189,970              0.9%
    Morgan Stanley                                                                          $       138,465              0.6%
    JP Morgan                                                                               $       134,405              0.6%
    Morgan Stanley Bank of America Merrill Lynch Trust                                      $       128,833              0.6%
    Berkshire Hathaway                                                                      $       112,011              0.5%
    UBS Commercial Mortgage Trust                                                           $       111,915              0.5%

3.) Total admitted assets held in bonds and preferred stocks by NAIC rating:

    BONDS                                       AMOUNT        PERCENTAGE        STOCKS           AMOUNT         PERCENTAGE
    ---------------------------------------  --------------  --------------  -------------  ----------------  ---------------
    NAIC-1                                   $   9,138,992            40.9%  P/RP-1         $            --              0.0%
    NAIC-2                                   $   5,799,731            26.0%  P/RP-2         $        33,754              0.2%
    NAIC-3                                   $     526,502             2.4%  P/RP-3         $        13,256              0.1%
    NAIC-4                                   $      60,493             0.3%  P/RP-4         $         2,396              0.0%
    NAIC-5                                   $       3,469             0.0%  P/RP-5         $            --              0.0%
    NAIC-6                                   $           4             0.0%  P/RP-6         $            --              0.0%

4.) Assets held in foreign investments:

                                                                                                 AMOUNT         PERCENTAGE
                                                                                            ----------------  ---------------
    Total admitted assets held in foreign investments:                                      $     1,221,666              5.5%
    Foreign-currency denominated investments of:                                            $            --              0.0%
    Insurance liabilities denominated in that same foreign currency:                        $            --              0.0%

5.) Aggregate foreign investment exposure categorized by NAIC sovereign rating:

                                                                                                 AMOUNT         PERCENTAGE
                                                                                            ----------------  ---------------
    Countries rated by NAIC-1                                                               $     1,189,753              5.3%
    Countries rated by NAIC-2                                                               $        15,521              0.1%
    Countries rated by NAIC-3 or below                                                      $        16,392              0.1%

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY
     SCHEDULE OF SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES (CONTINUED)
                               DECEMBER 31, 2018
                                 (IN THOUSANDS)

6.) Two largest foreign investment exposures to a single country, categorized by the country's NAIC sovereign rating:

                                                                                                 AMOUNT         PERCENTAGE
                                                                                            ----------------  ---------------
    Countries rated by NAIC-1
         Country:        Australia                                                          $       301,341              1.3%
         Country:        United Kingdom                                                     $       255,401              1.1%
    Countries rated by NAIC-2
         Country:        Panama                                                             $         9,993              0.0%
         Country:        Mauritius                                                          $         4,156              0.0%
    Countries rated by NAIC-3 or below
         Country:        Barbados                                                           $         8,241              0.0%
         Country:        Guernsey                                                           $         8,151              0.0%

                                                                                                 AMOUNT         PERCENTAGE
                                                                                            ----------------  ---------------
7.) Aggregate unhedged foreign currency exposure:                                           $        64,989              0.3%

8.) Aggregate unhedged foreign currency exposure categorized by NAIC sovereign rating:

                                                                                                 AMOUNT         PERCENTAGE
                                                                                            ----------------  ---------------
     Countries rated by NAIC-1                                                              $        64,042              0.3%
     Countries rated by NAIC-2                                                              $           947              0.0%
     Countries rated by NAIC-3 or below                                                     $            --              0.0%

9.) Two largest unhedged foreign currency exposures to a single country, categorized by the country's NAIC sovereign rating:

                                                                                                 AMOUNT         PERCENTAGE
                                                                                            ----------------  ---------------
    Countries rated by NAIC-1
         Country:        United Kingdom                                                     $        20,271              0.1%
         Country:        Sweden                                                             $         8,632              0.0%
    Countries rated by NAIC-2
         Country:        Italy                                                              $           947              0.0%
         Country:        None                                                               $            --              0.0%
    Countries rated by NAIC-3 or below
         Country:        None                                                               $            --              0.0%
         Country:        None                                                               $            --              0.0%

10.) 10 Largest non-sovereign foreign issues:

     ISSUER                                                                 NAIC RATING          AMOUNT         PERCENTAGE
     -------------------------------------------------------------------  ----------------  ----------------  ---------------
     Electricite de France                                                       1          $        55,059              0.2%
     Vodafone Group                                                              2          $        41,465              0.2%
     Takeda Pharmaceutical Co                                                    2          $        40,829              0.2%
     Daimler Finance                                                             1          $        39,973              0.2%
     TransGrid                                                                   2          $        35,000              0.2%
     Ausgrid                                                                     2          $        35,000              0.2%
     Nestle Holdings                                                             1          $        33,272              0.1%
     CSL Limited                                                                 1          $        30,000              0.1%
     Port of Melbourne                                                           2          $        30,000              0.1%
     SAP SE                                                                      1          $        27,500              0.1%

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY
     SCHEDULE OF SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES (CONTINUED)
                               DECEMBER 31, 2018
                                 (IN THOUSANDS)

11.) There were no admitted assets held in Canadian investments and unhedged
      Canadian currency exposures that exceeded 2.5% of the Company's total admitted assets.

12.) There were no admitted assets held in investments with contractual sales restrictions exposures that exceeded 2.5% of the Company's total admitted assets.

13.) Admitted assets held in the largest 10 equity interests:

     ISSUER                                                                                      AMOUNT         PERCENTAGE
     -------------------------------------------------------------------------------------  ----------------  ---------------
     Securian Life Insurance Co                                                             $       360,809              1.6%
     Securian Asset Management Mutual Funds                                                 $        60,433              0.3%
     iShares Mutual Funds                                                                   $        59,415              0.3%
     Charles River Funds                                                                    $        26,813              0.1%
     Varde Funds                                                                            $        25,823              0.1%
     AEA Funds                                                                              $        25,362              0.1%
     Draper Fisher Jurvetson Funds                                                          $        23,139              0.1%
     Revolution Funds                                                                       $        18,248              0.1%
     Greyrock Capital Group Funds                                                           $        16,598              0.1%
     Falcon Funds                                                                           $        16,456              0.1%

14.) There were no admitted assets held in nonaffiliated, privately placed equities that exceeded 2.5% of the Company's total admitted assets

15.) There were no admitted assets held in general partnership interests that exceeded 2.5% of the Company's total admitted assets.

                                                                     (Continued)
                                       59

                        MINNESOTA LIFE INSURANCE COMPANY
     SCHEDULE OF SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES (CONTINUED)
                               DECEMBER 31, 2018
                                 (IN THOUSANDS)

16.) Admitted assets held in mortgage loans:

     10 Largest Annual Statement Schedule B aggregate mortgage interests:

     ISSUER                                                               TYPE                    AMOUNT        PERCENTAGE
     ---------------------------------------------------------  --------------------------  ----------------  ---------------
     Massry Portfolio                                           Commercial                  $        62,270              0.3%
     Meritex-Atlanta                                            Commercial                  $        43,250              0.2%
     Wilshire Union Shopping Center                             Commercial                  $        41,000              0.2%
     Towers Of Colonie Apartments                               Commercial                  $        39,328              0.2%
     Marshalls Plaza                                            Commercial                  $        32,000              0.1%
     Hubb Nyc Portfolio                                         Commercial                  $        27,500              0.1%
     Concord Ave Medical                                        Commercial                  $        23,800              0.1%
     West Market Plaza, West Market Plaza Land                  Commercial                  $        23,707              0.1%
     Kelsey II, Kelsey 1A1B, Aon 31st                           Commercial                  $        22,782              0.1%
     Wedge Hotel Portfolio                                      Commercial                  $        22,628              0.1%

     Admitted assets held in the following categories of mortgage loans:

     CATEGORY                                                                                   AMOUNT          PERCENTAGE
     -------------------------------------------------------------------------------------  ----------------  ---------------
     Construction loans                                                                     $            --              0.0%
     Mortgage loans over 90 days past due                                                   $            --              0.0%
     Mortgage loans in the process of foreclosure                                           $            --              0.0%
     Mortgage loans foreclosed                                                              $            --              0.0%
     Restructured mortgage loans                                                            $         1,391              0.0%

17.) Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:

     LOAN-TO-VALUE               RESIDENTIAL                        COMMERCIAL                        AGRICULTURAL
     ---------------  ---------------------------------  ---------------------------------  ---------------------------------
     Above 95%        $            --              0.0%  $            --              0.0%  $            --              0.0%
     91% to 95%       $            --              0.0%  $            --              0.0%  $            --              0.0%
     81% to 90%       $            --              0.0%  $            --              0.0%  $            --              0.0%
     71% to 80%       $            --              0.0%  $        47,017              0.2%  $            --              0.0%
     below 70%        $            --              0.0%  $     3,567,847             16.0%  $            --              0.0%

18.) There were no assets that exceeded 2.5% of the Company's total admitted assets held in each of the five largest investments in one parcel or group of contiguous parcels of real estate reported in the Annual Statement Schedule A.

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY
     SCHEDULE OF SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES (CONTINUED)
                               DECEMBER 31, 2018
                                 (IN THOUSANDS)

19.) There were no admitted assets held in investments held in mezzanine real estate loans that exceeded 2.5% of the Company's total admitted assets.

20.) Total admitted assets subject to the following types of agreements:

                                                                                         AT END OF EACH QUARTER
                                                                               ---------------------------------------------
     AGREEMENT TYPE                                     AT YEAR END               1ST QTR         2ND QTR        3RD QTR
     -----------------------------------------  -----------------------------  --------------  --------------  -------------
     Securities lending                         $         --             0.0%  $          --   $          --   $         --
     Repurchase                                 $         --             0.0%  $          --   $          --   $         --
     Reverse repurchase                         $         --             0.0%  $          --   $          --   $         --
     Dollar repurchase                          $         --             0.0%  $          --   $          --   $         --
     Dollar reverse repurchase                  $         --             0.0%  $          --   $          --   $         --

21.) Warrants not attached to other financial instruments, options, caps, and floors:

                                                            OWNED                         WRITTEN
                                                -----------------------------  ------------------------------
     Hedging                                    $          --            0.0%  $          --             0.0%
     Income generation                          $          --            0.0%  $          --             0.0%
     Other                                      $          --            0.0%  $          --             0.0%

22.) Potential exposure for collars, swaps and forwards:

                                                                                             AT END OF EACH QUARTER
                                                                               ---------------------------------------------
                                                        AT YEAR END               1ST QTR         2ND QTR        3RD QTR
                                                -----------------------------  --------------  --------------  -------------
     Hedging                                    $      5,983             0.0%  $       5,801   $       5,556   $      7,057
     Income generation                          $         --             0.0%  $          --   $          --   $         --
     Replications                               $         --             0.0%  $          --   $          --   $         --
     Other                                      $         59             0.0%  $          43   $          56   $         51

23.) Potential exposure for future contracts:

                                                                                          AT END OF EACH QUARTER
                                                                               ---------------------------------------------
                                                        AT YEAR END               1ST QTR        2ND QTR         3RD QTR
                                                -----------------------------  --------------  -------------  --------------
     Hedging                                    $      26,170            0.1%  $      26,579   $     31,177   $      27,793
     Income generation                          $          --            0.0%  $          --   $         --   $          --
     Replications                               $          --            0.0%  $          --   $         --   $          --
     Other                                      $          --            0.0%  $          --   $         --   $          --

See accompanying independent auditors' report.

                        MINNESOTA LIFE INSURANCE COMPANY
                          SUMMARY INVESTMENT SCHEDULE
                               DECEMBER 31, 2018
                                 (IN THOUSANDS)

INVESTMENT CATEGORIES                                                GROSS INVESTMENT HOLDINGS           ADMITTED ASSETS
-----------------------------------------------------------------  -----------------------------  -----------------------------
Bonds
  US treasury securities                                           $       469,314         2.17%  $       469,314         2.18%
  US government agency obligations
    Issued by US government agencies                               $           679         0.00%  $           679         0.00%
    Issued by US government sponsored agencies                     $        12,266         0.06%  $        12,266         0.06%
  Foreign government                                               $        43,444         0.20%  $        43,444         0.20%
  Securities issued by states, territories and possessions and political subdivisions in the US State, territories and
    possessions general obligations                                $         3,018         0.01%  $         3,018         0.01%
    Political subdivisions of states, territories and
      possessions and political subdivisions general obligations   $        71,204         0.33%  $        71,204         0.33%
    Revenue and assessment obligations                             $       730,848         3.38%  $       730,848         3.39%
    Industrial development and similar obligations                 $            --         0.00%  $            --         0.00%
  Mortgage backed securities
    Pass-through securities
      Issued or guaranteed by GNMA                                 $        42,875         0.20%  $        42,875         0.20%
      Issued or guaranteed by FNMA and FHLMC                       $     1,092,128         5.05%  $     1,092,128         5.07%
      All other                                                    $            --         0.00%  $            --         0.00%
    CMOs and REMICs
      Issued or guaranteed by GNMA, FNMA, FHLMC or VA              $       530,702         2.45%  $       530,702         2.47%
      Issued by non-US Government issuers and collateralized by
        MBS issued or guaranteed by GNMA, FNMA, FHLMC or VA        $            --         0.00%  $            --         0.00%
      All other                                                    $     1,553,534         7.18%  $     1,553,534         7.22%

Other debt and other fixed income securities
  Unaffiliated domestic securities                                 $     9,549,306        44.11%  $     9,549,306        44.35%
  Unaffiliated foreign securities                                  $     1,420,763         6.56%  $     1,420,763         6.60%
  Affiliated securities                                            $            --         0.00%  $            --         0.00%

Equity interests
  Investments in mutual funds                                      $       125,704         0.58%  $       125,704         0.58%
  Preferred stocks
    Affiliated                                                     $            --         0.00%  $            --         0.00%
    Unaffiliated                                                   $        49,406         0.23%  $        49,406         0.23%
  Publicly traded equity securities
    Affiliated                                                     $            --         0.00%  $            --         0.00%
    Unaffiliated                                                   $       253,617         1.17%  $       253,617         1.18%

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY
                    SUMMARY INVESTMENT SCHEDULE (CONTINUED)
                               DECEMBER 31, 2018
                                 (IN THOUSANDS)

INVESTMENT CATEGORIES                                                GROSS INVESTMENT HOLDINGS           ADMITTED ASSETS
-----------------------------------------------------------------  -----------------------------  -----------------------------
Equity interests (continued)
  Other equity securities
      Affiliated                                                   $       360,819         1.67%  $       360,809         1.68%
      Unaffiliated                                                 $        15,800         0.07%  $        15,800         0.07%
  Other equity interests including tangible personal property under lease
      Affiliated                                                   $            --         0.00%  $            --         0.00%
      Unaffiliated                                                 $            --         0.00%  $            --         0.00%

Mortgage loans
  Construction and land development                                $            --         0.00%  $            --         0.00%
  Agricultural                                                     $            --         0.00%  $            --         0.00%
  Single family residential properties                             $            --         0.00%  $            --         0.00%
  Multifamily residential properties                               $            --         0.00%  $            --         0.00%
  Commercial loans                                                 $     3,614,864        16.70%  $     3,614,864        16.79%
  Mezzanine real estate loans                                      $            --         0.00%  $            --         0.00%

Real estate investments
  Property occupied by the company                                 $        62,702         0.29%  $        62,702         0.29%
  Property held for production of income                           $            --         0.00%  $            --         0.00%
  Property held for sale                                           $            --         0.00%  $            --         0.00%

Policy loans                                                       $       522,925         2.42%  $       519,511         2.41%

Derivatives                                                        $       149,598         0.69%  $       149,598         0.70%

Receivable for securities                                          $        32,719         0.15%  $        32,619         0.15%

Securities lending collateral                                      $            --         0.00%  $            --         0.00%

Cash, cash equivalents and short-term investments                  $        61,518         0.28%  $        61,518         0.29%

Other invested assets                                              $       877,244         4.05%  $       765,922         3.55%
                                                                   ----------------  -----------  ----------------  -----------

Total invested assets                                              $    21,646,997       100.00%  $    21,532,151       100.00%
                                                                   ================  ===========  ================  ===========

See accompanying independent auditors' report.

                           PART C: OTHER INFORMATION


Item 26. Exhibits


The exhibits to this Registration Statement are listed in the Exhibit Index hereto and are incorporated herein by reference.


Item 27. Directors and Officers of the Minnesota Life Insurance Company



Name and Principal                                               Position and Offices
Business Address                                                 with Minnesota Life
------------------------------------------------ ---------------------------------------------------
Erich J. Axmacher                                Assistant General Counsel and Chief Privacy
Minnesota Life Insurance Company                 Officer
400 Robert Street North
St. Paul, MN 55101
Barbara A. Baumann                               Vice President, Service and Operations
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101
Michael P. Boyle                                 Second Vice President - Law
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101
Mary K. Brainerd                                 Director
1823 Park Avenue
Mahtomedi, MN 55115
Gary R. Christensen                              Director, Attorney-in-Fact, Senior Vice President,
Minnesota Life Insurance Company                 General Counsel and Secretary
400 Robert Street North
St. Paul, MN 55101
Susan L. Ebertz                                  Vice President - Enterprise Benefits Distribution
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101
Robert J. Ehren                                  Senior Vice President - Individual Markets
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101
Benjamin G.S. Fowke III                          Director
Chairman, President and Chief Executive Officer
Xcel Energy, Inc.
414 Nicollet Mall, 401-9
Minneapolis, MN 55401
Craig J. Frisvold                                Vice President - ILAD Operations
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101
Sara H. Gavin                                    Director
President, North America Weber Shandwick
510 Marquette Avenue
13F
Minneapolis, MN 55402


                                      C-1



Name and Principal                                 Position and Offices
Business Address                                    with Minnesota Life
---------------------------------- ----------------------------------------------------
Mark J. Geldernick                 Vice President and Chief Risk Officer
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101
Eric B. Goodman                    Director
101 North 7th Street
Suite 202
Louisville, KY 40202
Christopher M. Hilger              Director, Chairman of the Board, President and
Minnesota Life Insurance Company   Chief Executive Officer
400 Robert Street North
St. Paul, MN 55101
John H. Hooley                     Director
4623 McDonald Drive Overlook
Stillwater, MN 55082
Daniel H. Kruse                    Vice President and Actuary - ILAD
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101
David J. LePlavy                   Senior Vice President, Treasurer and Controller
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101
Andrea L. Mack                     Second Vice President, Individual Product Solutions
Minnesota Life Insurance Company   Group
400 Robert Street North
St. Paul, MN 55101
Susan M. Munson-Regala             Second Vice President and Actuary - Group
Minnesota Life Insurance Company   Insurance
400 Robert Street North
St. Paul, MN 55101
Kathleen L. Pinkett                Senior Vice President - HR and Corporate Services
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101
Daniel P. Preiner                  Second Vice President, Chief Compliance Officer -
Minnesota Life Insurance Company   Law
400 Robert Street North
St. Paul, MN 55101
Trudy A. Rautio                    Director
5000 France Avenue
South #23
Edina, MN 55410-2060
Robert L. Senkler                  Director
557 Portsmouth Court
Naples, FL 34110
Bruce P. Shay                      Director and Executive Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101


                                      C-2


Name and Principal                               Position and Offices
Business Address                                 with Minnesota Life
---------------------------------- -----------------------------------------------
John A. Yaggy                      Second Vice President and Assistant Controller
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101
Warren J. Zaccaro                  Director, Executive Vice President and Chief
Minnesota Life Insurance Company   Financial Officer
400 Robert Street North
St. Paul, MN 55101

Item 28. Persons Controlled by or Under Common Control with Minnesota Life Insurance Company or Minnesota Life Variable Life Account


Wholly-owned subsidiary of Minnesota Mutual Companies, Inc.:


     Securian Holding Company (Delaware)


Wholly-owned subsidiaries of Securian Holding Company:


     Securian Financial Group, Inc. (Delaware)
     Robert Street Property Management, Inc.


Wholly-owned subsidiaries of Securian Financial Group, Inc.:


     Minnesota Life Insurance Company
     Securian Ventures, Inc.
     Securian Asset Management, Inc.
     Securian Financial Services, Inc.
     Securian Casualty Company
     Ochs, Inc.
     Lowertown Capital, LLC (Delaware)
     Securian Holding Company Canada, Inc. (British Columbia, Canada)


Wholly-owned subsidiaries of Minnesota Life Insurance Company:


     Allied Solutions, LLC (Indiana)
     Securian Life Insurance Company

     Marketview Properties, LLC

     Marketview Properties II, LLC
     Marketview Properties III, LLC
     Marketview Properties IV, LLC
     Oakleaf Service Corporation
     Securian AAM Holdings, LLC (Delaware)


Majority-owned subsidiary of Securian AAM Holdings, LLC:



     Asset Allocation & Management Company, L.L.C. (Delaware)



Wholly-owned subsidiary of Securian Holding Company Canada, Inc. (British Columbia, Canada):


     Securian Canada, Inc. (British Columbia, Canada)


Wholly-owned subsidiaries of Securian Canada, Inc. (British Columbia, Canada):


     Canadian Premier Life Insurance Company (Ontario, Canada)
     CRI Canada Ltd. (British Columbia, Canada)

                                      C-3


     Canadian Premier General Insurance Company (Ontario, Canada)

     Selient, Inc. (Ontario, Canada)


Open-end registered investment company offering shares to separate accounts of Minnesota Life Insurance Company and Securian Life Insurance Company:


     Securian Funds Trust


Majority-owned subsidiary of Securian Financial Group, Inc.:


     Securian Trust Company, N.A.


Fifty percent-owned subsidiary of Minnesota Life Insurance Company:


     CRI Securities, LLC


Unless indicated otherwise parenthetically, each of the above corporations is a Minnesota corporation.


Item 29. Indemnification


The State of Minnesota has an indemnification statute (Minnesota Statutes 300.083), as amended, effective January 1, 1984, which requires indemnification of individuals only under the circumstances described by the statute. Expenses incurred in the defense of any action, including attorneys' fees, may be advanced to the individual after written request by the board of directors upon receiving an undertaking from the individual to repay any amount advanced unless it is ultimately determined that he or she is entitled to be indemnified by the corporation as authorized by the statute and after a determination that the facts then known to those making the determination would not preclude indemnification.


Indemnification is required for persons made a part to a proceeding by reason of their official capacity so long as they acted in good faith, received no improper personal benefit and have not been indemnified by another organization. In the case of a criminal proceeding, they must also have had no reasonable cause to believe the conduct was unlawful. In respect to other acts arising out of official capacity: (1) where the person is acting directly for the corporation there must be a reasonable belief by the person that his or her conduct was in the best interests of the corporation or, (2) where the person is serving another organization or plan at the request of the corporation, the person must have reasonably believed that his or her conduct was not opposed to the best interests of the corporation. In the case of persons not directors, officers or policy-making employees, determination of eligibility for indemnification may be made by a board-appointed committee of which a director is a member. For other employees, directors and officers, the determination of eligibility is made by the Board or a committee of the Board, special legal counsel, the shareholder of the corporation or pursuant to a judicial proceeding.


Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Minnesota Life Insurance Company and the Minnesota Life Variable Life Account pursuant to the foregoing provisions, or otherwise, Minnesota Life Insurance Company and the Minnesota Life Variable Life Account have been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Minnesota Life Insurance Company and the Minnesota Life Variable Life Account of expenses incurred or paid by a director, officer or controlling person of Minnesota Life Insurance Company and the Minnesota Life Variable Life Account in the successful defense of any action, suit or proceeding) is asserted by such director, officer of controlling person in connection with the securities being registered, Minnesota Life Insurance Company and the Minnesota Life Variable Life Account will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 30. Principal Underwriters


(a) Securian Financial Services, Inc. currently acts as a principal underwriter for the following investment companies:


     Variable Fund D
     Variable Annuity Account
     Minnesota Life Variable Life Account
     Minnesota Life Individual Variable Universal Life Account

                                      C-4

     Minnesota Life Variable Universal Life Account
     Securian Life Variable Universal Life Account


(b) The name and principal business address, positions and offices with Securian Financial Services, Inc., and positions and offices with Registrant of each director and officer of Securian Financial Services, Inc. is as follows:



Name and Principal                                 Positions and Offices
Business Address                                      with Underwriter
----------------------------------- ---------------------------------------------------
George I. Connolly                  President, Chief Executive Officer and Director
Securian Financial Services, Inc.
400 Robert Street North
St. Paul, MN 55101
Gary R. Christensen                 Director
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101
Warren J. Zaccaro                   Director
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101
Jeffrey D. McGrath                  Vice President
Securian Financial Services, Inc.
400 Robert Street North
St. Paul, MN 55101
Kimberly K. Carpenter               Senior Vice President, Chief Compliance Officer
Securian Financial Services, Inc.   and Anti-Money Laundering Compliance Officer
400 Robert Street North
St. Paul, MN 55101
Kjirsten G. Zellmer                 Vice President - Strategy and Business Operations
Securian Financial Services, Inc.
400 Robert Street North
St. Paul, MN 55101
Kristin M. Ferguson                 Vice President, Chief Financial Officer, Treasurer
Securian Financial Services, Inc.   and Financial Operations Principal
400 Robert Street North
St. Paul, MN 55101


(c) All commissions and other compensation received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year:



Name of                              Net Underwriting   Compensation on
Principal                              Discounts and     Redemption or    Brokerage       Other
Underwriter                             Commissions      Annuitization   Commissions   Compensation
----------------------------------- ------------------ ---------------- ------------- -------------
Securian Financial Services, Inc.   $7,908,241         --               --            --


Item 31.  Location of Accounts and Records


The accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are in the physical possession of Minnesota Life Insurance Company, St. Paul, Minnesota 55101.


Item 32.  Management Services


None.

                                      C-5

Item 33.  Fee Representation


Minnesota Life Insurance Company hereby represents that, as to the variable life insurance policies which are the subject of this Registration Statement, File No. 333-120704, the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by Minnesota Life Insurance Company.


                                      C-6

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Minnesota Life Variable Life Account, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of St. Paul and the State of Minnesota, on the 26th day of April, 2019.



                                          MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                                           (Registrant)


                                          By: MINNESOTA LIFE INSURANCE COMPANY
                                           (Depositor)


                                          By /s/ Christopher M. Hilger
                                              ---------------------------------
                                              Christopher M. Hilger
                                              Chairman of the Board,
                                              President and Chief Executive
                                              Officer



Pursuant to the requirements of the Securities Act of 1933 (and the Investment Company Act of 1940), the Depositor, Minnesota Life Insurance Company, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of St. Paul and the State of Minnesota, on the 26th day of April, 2019.



                                          MINNESOTA LIFE INSURANCE COMPANY
                                           (Depositor)


                                          By /s/ Christopher M. Hilger
                                              ---------------------------------
                                              Christopher M. Hilger
                                              Chairman of the Board,
                                              President and Chief Executive
                                              Officer


As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in their capacities with the Depositor and on the dates indicated.



            Signature                                        Title                                 Date
---------------------------------   ------------------------------------------------------   ---------------
/s/ Christopher M. Hilger           Chairman of the Board, President and Chief Executive     April 26, 2019
------------------------------      Officer
Christopher M. Hilger
*                                   Director
------------------------------
Robert L. Senkler
*                                   Director
------------------------------
Mary K. Brainerd
*                                   Director
------------------------------
Gary R. Christensen
*                                   Director
------------------------------
Benjamin G.S. Fowke III
*                                   Director
------------------------------
Sara H. Gavin
*                                   Director
------------------------------
Eric B. Goodman





            Signature                                        Title                                 Date
---------------------------------   ------------------------------------------------------   ---------------
*                                   Director
------------------------------
John H. Hooley
*                                   Director
------------------------------
Trudy A. Rautio
*                                   Director
------------------------------
Bruce P. Shay
*                                   Director
------------------------------
Warren J. Zaccaro
/s/ Warren J. Zaccaro               Executive Vice President and Chief Financial Officer     April 26, 2019
------------------------------      (chief financial officer)
Warren J. Zaccaro
/s/ Warren J. Zaccaro               Executive Vice President and Chief Financial Officer     April 26, 2019
------------------------------      (chief accounting officer)
Warren J. Zaccaro
/s/ David J. LePlavy                Senior Vice President, Treasurer and Controller          April 26, 2019
------------------------------      (treasurer)
David J. LePlavy
/s/ Gary R. Christensen             Director, Attorney-in-Fact, Senior Vice President,       April 26, 2019
------------------------------      General Counsel and Secretary
Gary R. Christensen



* Pursuant to power of attorney dated April 8, 2019, a copy of which is filed herewith.


                                 EXHIBIT INDEX


Exhibit
Number       Description of Exhibit
------------ -----------------------------------------------------------------------------------------------------------
26 (a)       Resolution of the Board of Trustees of The Minnesota Mutual Life Insurance Company dated
             October 21, 1985, previously filed as Exhibit 26(a) to Minnesota Life Variable Life Account's Form
             N-6, File Number 333-120704, Initial Registration Statement, on November 23, 2004, is hereby incorporated by reference.
26 (b)       Not Applicable.
26 (c) (1)   The Amended and Restated Distribution Agreement between Minnesota Life Insurance Company and
             Securian Financial Services, Inc., previously filed on April 27, 2009, as exhibit 24(c)(3) to Registrant's
             Form N-4, File Number 2-97564, Post-Effective Amendment Number 28, is hereby incorporated by reference.
26 (c) (2)   Agent and General Agent Sales Agreements, previously filed as Exhibit 26(c)(3) to Minnesota Life
             Variable Life Account's Form N-6, File Number 333-120704, Initial Registration Statement, on
             November 23, 2004, is hereby incorporated by reference.
26 (c) (3)   Combined with the Exhibit listed under 27(c)(3) above.
26 (d) (1)   Variable Adjustable Life Insurance Policy, form 04-690, previously filed as exhibit 26(d)(1) to
             Registrant's Form N-6, File Number 333-120704, Initial Registration Statement, on November 23, 2004,
             is hereby incorporated by reference.
26 (d) (2)   Waiver of Premium Agreement, form 04-901, previously filed as exhibit 26(d)(2) to Registrant's Form
             N-6, File Number 333-120704, Initial Registration Statement, on November 23, 2004, is hereby incorporated by reference.
26 (d) (3)   Enhanced Guarantee Choice Agreement, form 04-908, previously filed as exhibit 26(d)(3) to Registrant's
             Form N-6, File Number 333-120704, Initial Registration Statement, on November 23, 2004, is hereby incorporated by reference.
26 (d) (4)   Estate Preservation Agreement, form 04-943, previously filed as exhibit 26(d)(4) to Registrant's Form
             N-6, File Number 333-120704, Initial Registration Statement, on November 23, 2004, is hereby incorporated by reference.
26 (e) (1)   Application Part 1 - New Issue, form ICC16-59410 1-2016, previously filed on April 25, 2017 as exhibit
             26(e)(1) to Minnesota Life Individual Variable Universal Life Account's Form N-6, File Number
             333-183590, Post-Effective Amendment Number 11, is hereby incorporated by reference.
26 (e) (2)   Application Part 3 - New Issue - Agreement and Authorization, form ICC16-59536 12-2015, previously filed on April 25, 2017 as exhibit 26(e)(2) to Minnesota Life Individual Variable Universal Life
             Account's Form N-6, File Number 333-183590, Post-Effective Amendment Number 11, is hereby incorporated by reference.
26 (e) (3)   Policy Change Application Part 3 (Underwriting) - Agreements and Authorizations, form ICC17-59534
             4-2017, previously filed on April 26, 2018 as exhibit 26(e)(3) to Minnesota Life Individual Variable
             Universal Life Account's Form N-6, File Number 333-183590, Post-Effective Amendment Number 12,
             is hereby incorporated by reference.
26 (e) (4)   Policy Change Application - No Underwriting Required, form ICC16-59537 6-2016, previously filed on
             April 25, 2017 as exhibit 26(e)(4) to Minnesota Life Individual Variable Universal Life Account's Form
             N-6, File Number 333-183590, Post-Effective Amendment Number 11, is hereby incorporated by reference.
26 (e) (5)   Policy Change Application Part 1 - Underwriting Required, form ICC16-59538 1-2016, previously filed on April 25, 2017 as exhibit 26(e)(5) to Minnesota Life Individual Variable Universal Life Account's
             Form N-6, File Number 333-183590, Post-Effective Amendment Number 11, is hereby incorporated by reference.

                                       I-1



Exhibit
Number            Description of Exhibit
----------------- -------------------------------------------------------------------------------------------------------------
26 (e) (6)        Application Part 2, form F59572 Rev 1-2014, previously filed on February 27, 2015 as exhibit 26(e)(6)
                  to Minnesota Life Individual Variable Universal Life Account's Form N-6, File Number 333-183590,
                  Post-Effective Amendment Number 6, is hereby incorporated by reference.
26 (e) (7)        Application Part 2, form F59573 1-2014, previously filed on February 27, 2015 as exhibit 26(e)(7) to
                  Minnesota Life Individual Variable Universal Life Account's Form N-6, File Number 333-183590,
                  Post-Effective Amendment Number 6, is hereby incorporated by reference.
26 (e) (8)        Application Part 2, form ICC 12-59573-T 1-2012, previously filed as exhibit 26(e)(8) to Minnesota Life
                  Variable Life Account's to Minnesota Life Individual Variable Universal Life Account's Form N-6, File
                  Number 333-183590, Post-Effective Amendment Number 1, on February 27, 2013, is hereby incorporated by reference.
26 (e) (9)        Variable Adjustable Life Allocation Options, form F72225 Rev 11-2018, previously filed on April 26,
                  2019 as Exhibit 26(e)(9) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233,
                  Post-Effective Amendment Number 43, is hereby incorporated by reference.
26 (e) (10)       Application 1A, New Issue (eApp), form ICC16-72540 7-2016, previously filed on April 25, 2017 as
                  Exhibit 26(e)(8) to Minnesota Life Individual Variable Universal Life Account's Form N-6, File Number
                  333-144604, Post-Effective Amendment Number 28, is hereby incorporated by reference.
26 (e) (11)       Application 1B, New Issue (eApp), form ICC16-72541 7-2016, previously filed on April 25, 2017 as
                  Exhibit 26(e)(9) to Minnesota Life Individual Variable Universal Life Account's Form N-6, File Number
                  333-144604, Post-Effective Amendment Number 28, is hereby incorporated by reference.
26 (e) (12)       Proposed Insured Juvenile Information for Ages 0-17, form ICC16-84732 7-2016, previously filed on
                  April 25, 2017 as Exhibit 26(e)(10) to Minnesota Life Individual Variable Universal Life Account's
                  Form N-6, File Number 333-144604, Post-Effective Amendment Number 28, is hereby incorporated by reference.
26 (f) (1)        Restated Certificate of Incorporation of the Depositor, previously filed as Exhibit 26(f)(e) to Registrant's
                  Form N-6, File Number 333-120704, Initial Registration Statement, on November 23, 2004, is hereby incorporated by reference.
26 (f) (2)        Bylaws of the Depositor, previously filed as Exhibit 26(f)(2) to Minnesota Life Variable Life Account's
                  Form N-6, File Number 333-120704, Initial Registration Statement, on November 23, 2004, is hereby incorporated by reference.
26 (g)            Reinsurance Contract, previously filed as Exhibit 26(g) to Minnesota Life Variable Life Account's Form
                  N-6, File Number 333-120704, Pre-Effective Amendment Number 2, on April 26, 2005, is hereby incorporated by reference.
26 (h) (1) (i)    Participation Agreement among Securian Funds Trust, Advantus Capital Management, Inc. and
                  Minnesota Life Insurance Company previously filed as Exhibit 26(h)(1)(i) to Minnesota Life Variable
                  Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 32, on April 27,
                  2012, is hereby incorporated by reference.
26 (h) (1) (ii)   Shareholder Information Agreement between Securian Funds Trust and Minnesota Life Insurance
                  Company previously filed as Exhibit 26(h)(1)(ii) to Minnesota Life Variable Life Account's Form N-6,
                  File Number 33-3233, Post-Effective Amendment Number 32, on April 27, 2012, is hereby incorporated by reference.
26 (h) (2) (i)    Fund Participation Agreement between Janus Aspen Series, Janus Distributors, Inc. and Minnesota Life
                  Insurance Company, previously filed as Exhibit 27(h)(2)(i) to Minnesota Life Variable Universal Life
                  Account's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, on February 27,
                  2003, is hereby incorporated by reference.


                                       I-2


Exhibit
Number              Description of Exhibit
------------------- --------------------------------------------------------------------------------------------------------
26 (h) (2) (ii)     Addendum Dated May 1, 2000 to Fund Participation Agreement between Janus Aspen Series, Janus
                    Distributors, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 27(h)(2)(ii) to
                    Minnesota Life Variable Universal Life Account's Form N-6, File Number 33-85496, Post-Effective
                    Amendment Number 10, on February 27, 2003, is hereby incorporated by reference.
26 (h) (2) (iii)    Amendment to Fund Participation Agreement between Janus Aspen Series, Janus Distributors, Inc. and
                    Minnesota Life Insurance Company, previously filed as Exhibit 27(h)(2)(iii) to Minnesota Life Variable
                    Universal Life Account's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, on
                    February 27, 2003, is hereby incorporated by reference.
26 (h) (2) (iv)     Amendment Dated December 1, 2002 to Fund Participation Agreement between Janus Aspen Series,
                    Janus Distributors, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 27(h)(2)(iv)
                    to Minnesota Life Variable Universal Life Account's Form N-6, File Number 33-85496, Post-Effective
                    Amendment Number 10, on February 27, 2003, is hereby incorporated by reference.
26 (h) (2) (v)      Amendment Dated March 1, 2004 to Fund Participation Agreement between Janus Aspen Series, Janus
                    Distributors LLC and Minnesota Life Insurance Company, filed on April 22, 2005 as Exhibit 26(h)(2)(v)
                    to Minnesota Life Variable Universal Life Account's Form N-6, File Number 33-85496, Post-Effective
                    Amendment Number 14, is hereby incorporated by reference.
26 (h) (2) (vi)     Amendment dated May 1, 2005 to the Fund Participation Agreement between Janus Aspen Series, Janus
                    Distributors LLC and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(2)(vi) to
                    Minnesota Life Variable Life Account's Form N-6, File Number 33-64395, Post-Effective Amendment
                    Number 13, on April 21, 2006, is hereby incorporated by reference.
26 (h) (2) (vii)    Amendment Number Two to the Fund Participation Agreement between Janus Aspen Series, Janus
                    Distributors LLC and Minnesota Life Insurance Company, filed on December 20, 2006 as exhibit
                    24(c)(d)(vi) to Variable Annuity Account's Form N-4, File Number 333-136242, Pre-Effective
                    Amendment Number 2, is hereby incorporated by reference.
26 (h) (2) (viii)   Rule 22c-2 Shareholder Information Agreement between Janus Capital Management, LLC, Janus
                    Services LLC, Janus Distributors LLC, Janus Aspen Series and Minnesota Life Insurance Company,
                    filed on April 20, 2007 as Exhibit 26(h)(2)(viii) to Registrant's Form N-6, File Number 33-85496,
                    Post-Effective Amendment Number 17, is hereby incorporated by reference.
26 (h) (2) (ix)     Amendment Number Seven to the Fund Participation Agreement between Janus Aspen Series, Janus
                    Distributors LLC and Minnesota Life Insurance Company, previously filed on October 4, 2007 as
                    Exhibit 24(c)(8)(b)(vii) to Variable Annuity Account's Form N-4, File Number 333-136242,
                    Post-Effective Amendment Number 3, is hereby incorporated by reference.
26 (h) (2) (x)      Amendment Number Eight to the Fund Participation Agreement between Janus Aspen Series, Janus
                    Distributors LLC and Minnesota Life Insurance Company, previously filed on April 27, 2015 as Exhibit
                    26(h)(2)(x) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective
                    Amendment Number 36, is hereby incorporated by reference.
26 (h) (3) (i)      Amended and Restated Participation Agreement among Variable Insurance Products Fund, Fidelity
                    Distributors Corporation and Minnesota Life Insurance Company, filed on April 20, 2007 as Exhibit
                    26(h)(3) to Registrant's Form N-6, File Number 33-85496, Post-Effective Amendment Number 17, is
                    hereby incorporated by reference.
26 (h) (3) (ii)     First Amendment to Amended and Restated Participation Agreement among Minnesota Life Insurance
                    Company, Fidelity Distributors Corporation, Variable Insurance Products Fund, Variable Insurance
                    Products Fund II, Variable Insurance Products Fund III and Variable Insurance Products Fund IV,
                    previously filed on December 14, 2007 as exhibit 26(h)(4)(ii) to Minnesota Life Individual Variable
                    Universal Life Account's Form N-6, File Number 333-144604, Pre-Effective Amendment Number 1, is
                    hereby incorporated by reference.

                                       I-3


Exhibit
Number                Description of Exhibit
--------------------- --------------------------------------------------------------------------------------------------------
26 (h) (4) (i)        Fund Shareholder Services Agreement between Minnesota Life Insurance Company and Securian
                      Financial Services, Inc., previously filed as Exhibit 8(d) to Variable Annuity Accounts Form N-4, File
                      Number 811-4294, Post-Effectiive Amendment Number 193, on July 20, 2012, is hereby incorporated by reference.
26 (h) (5) (i)        Participation Agreement among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and
                      Minnesota Life Insurance Company, previously filed as Exhibit 24(c)(8)(x) to Variable Annuity
                      Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 2, on April 29, 2003,
                      is hereby incorporated by reference.
26 (h) (5) (ii)       Amendment No. 1 to the Participation Agreement among Oppenheimer Variable Account Funds,
                      OppenheimerFunds, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit
                      24(c)(8)(x)(i) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective
                      Amendment Number 2, on April 29, 2003, is hereby incorporated by reference.
26 (h) (5) (iii)      Amendment No. 2 to the Participation Agreement among Oppenheimer Variable Account Funds,
                      OppenheimerFunds, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit
                      24(c)(8)(x)(ii) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective
                      Amendment Number 2, on April 29, 2003, is hereby incorporated by reference.
26 (h) (5) (iv)       Amendment No. 3 to the Participation Agreement among Oppenheimer Variable Accounts Funds,
                      OppenheimerFunds, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit
                      26(h)(7)(iv) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective
                      Amendment Number 23, on April 26, 2005, is hereby incorporated by reference.
26 (h) (5) (v)        Amendment No. 4 to Participation Agreement among Oppenheimer Variable Accounts Funds,
                      OppenheimerFunds, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(7)(v)
                      to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395, Post-Effective Amendment
                      Number 13, on April 21, 2006, is hereby incorporated by reference.
26 (h) (5) (vi)       Amendment No. 5 to Participation Agreement among Oppenheimer Variable Accounts Funds,
                      Oppenheimer Funds, Inc. and Minnesota Life Insurance Company filed on December 20, 2006 as exhibit 24(c)(k)(v) to Variable Annuity Account's Form N-4, File Number 333-136242, Pre-Effective
                      Amendment Number 2, is hereby incorporated by reference.
26 (h) (5) (vi) (i)   Amendment No. 6 to Participation Agreement among Oppenheimer Variable Accounts Funds,
                      OppenheimerFunds, Inc. and Minnesota Life Insurance Company, previously filed on October 4, 2007 as
                      Exhibit 24(c)(8)(g)(vi) to Variable Annuity Account's Form N-4, File Number 333-136242,
                      Post-Effective Amendment Number 3, is hereby incorporated by reference.
26 (h) (5) (vii)      Shareholder Information Agreement Under Rule 22c-2 of the Investment Company Act of 1940 among
                      OppenheimerFunds Services, OppenheimerFunds Distributor, Inc. and Minnesota Life Insurance
                      Company previously filed on September 6, 2007 as exhibit 24(c)(8)(w) to Variable Annuity Account's
                      Form N-4, File Number 333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.
26 (h) (5) (viii)     Amendment No. 7 to Participation Agreement by and among Oppenheimer Variable Account Funds,
                      OppenheimerFunds, Inc. and Minnesota Life Insurance Company effective August 1, 2010 previously filed on April 25, 2011 as exhibit 24(c)(8)(g)(vii) to Variable Annuity Account's Form N-4, File Number
                      333-91784, Post-Effective Amendment Numbers 26 and 171, is hereby incorporated by reference.
26 (h) (5) (ix)       Amendment No. 8 to Participation Agreement by and among Oppenheimer Variable Account Funds,
                      OppenheimerFunds, Inc. and Minnesota Life Insurance Company, previously filed on April 25, 2014 as exhibit 26(h)(5)(ix) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233,
                      Post-Effective Amendment Number 35, is hereby incorporated by reference.

                                       I-4


Exhibit
Number              Description of Exhibit
------------------- --------------------------------------------------------------------------------------------------------
26 (h) (5) (x)      Amendment No. 9 to Participation Agreement by and among Oppenheimer Variable Account Funds,
                    OppenheimerFunds, Inc. and Minnesota Life Insurance Company, previously filed on April 25, 2014 as exhibit 26(h)(5)(x) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233,
                    Post-Effective Amendment Number 35, is hereby incorporated by reference.
26 (h) (6) (i)      Participation Agreement among Panorama Series Fund, Inc., OppenheimerFunds, Inc. and Minnesota
                    Life Insurance Company, previously filed as Exhibit 24(c)(8)(x) to Variable Annuity Account's Form
                    N-4, File Number 333-91784, Post-Effective Amendment Number 2, on April 29, 2003, is hereby incorporated by reference.
26 (h) (6) (ii)     Amendment No. 1 to the Participation Agreement among Panorama Series Fund, Inc.,
                    OppenheimerFunds, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit
                    24(c)(8)(y)(i) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective
                    Amendment Number 2, on April 29, 2003, is hereby incorporated by reference.
26 (h) (6) (iii)    Amendment No. 2 to the Participation Agreement among Panorama Series Fund, Inc.,
                    OppenheimerFunds, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit
                    24(c)(8)(y)(ii) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective
                    Amendment Number 2, on April 29, 2003, is hereby incorporated by reference.
26 (h) (6) (iv)     Amendment No. 3 to Participation Agreement among Panorama Series Funds, Inc., OppenheimerFunds,
                    Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(8)(iv) to Minnesota Life
                    Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 23, on
                    April 26, 2005, is hereby incorporated by reference.
26 (h) (6) (v)      Amendment No. 4 to Participation Agreement among Panorama Series Funds, Inc., OppenheimerFunds,
                    Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(8)(v) to Minnesota Life
                    Variable Life Account's Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on
                    April 21, 2006, is hereby incorporated by reference.
26 (h) (6) (vi)     Amendment No. 5 to Participation Agreement among Panorama Series Funds, Inc., Oppenheimer Funds,
                    Inc. and Minnesota Life Insurance Company filed on December 20, 2006 as exhibit 24(c)(l)(v) to
                    Variable Annuity Account's Form N-4, File Number 333-136242, Pre-Effective Amendment Number 2,
                    is hereby incorporated by reference.
26 (h) (6) (vii)    Amendment No. 6 to Participation Agreement among Panorama Series Funds, Inc., OppenheimerFunds,
                    Inc. and Minnesota Life Insurance Company dated December 12, 2012, previously filed as Exhibit
                    26(h)(6)(vii) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective
                    Amendment Number 34, on April 24, 2013, is hereby incorporated by reference.
26 (h) (6) (viii)   Amendment No. 7 to Participation Agreement by and among Oppenheimer Variable Account Funds,
                    OppenheimerFunds, Inc. and Minnesota Life Insurance Company effective August 1, 2010 previously filed on April 25, 2011 as exhibit 24(c)(8)(g)(vii) to Variable Annuity Account's Form N-4, File Number
                    333-91784, Post-Effective Amendment Numbers 26 and 171, is hereby incorporated by reference.
26 (h) (7) (i)      Participation Agreement among Putnam Variable Trust, Putnam Retail Management, L.P. and Minnesota
                    Life Insurance Company, previously filed as Exhibit 24(c)(8)(z) to Variable Annuity Account's Form
                    N-4, File Number 333-91784, Post-Effective Amendment Number 2, on April 29, 2003, is hereby incorporated by reference.
26 (h) (7) (ii)     Schedule A as amended May 1, 2003 to the Participation Agreement among Putnam Variable Trust,
                    Putnam Retail Management, L.P. and Minnesota Life Insurance Company, previously filed as Exhibit
                    24(c)(8)(z)(i) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective
                    Amendment Number 2, on April 29, 2003, is hereby incorporated by reference.
26 (h) (7) (iii)    Amendment No. 1 to Participation Agreement among Putnam Variable Trust, Putnam Retail
                    Management, L.P. and Minnesota Life Insurance Company filed on December 20, 2006 as exhibit
                    24(c)(m)(ii) to Variable Annuity Account's Form N-4, File Number 333-136242, Pre-Effective
                    Amendment Number 2, is hereby incorporated by reference.

                                       I-5


Exhibit
Number             Description of Exhibit
------------------ ----------------------------------------------------------------------------------------------------------
26 (h) (7) (iv)    Rule 22c-2 Agreement among Putnam Fiduciary Trust Company, Putnam Retail Management Limited
                   Partnership and Minnesota Life Insurance Company previously filed on September 6, 2007 as exhibit
                   24(c)(8)(x) to Variable Annuity Account's Form N-4, File Number 333-140230, Pre-Effective
                   Amendment Number 1, is hereby incorporated by reference.
26 (h) (7) (v)     Amendment No. 2 to the Participation Agreement among Putnam Variable Trust, Putnam Retail
                   Management, L.P. and Minnesota Life Insurance Company, previously filed on December 15, 2008 as
                   Exhibit 24(c)(8)(i)(iii) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective
                   Amendment Number 17, is hereby incorporated by reference.
26 (h) (7) (vi)    Third Amendment to Supplement to Participation Agreement among Putnam Variable Trust, Putnam
                   Retail Management Limited Partnership and Minnesota Life Insurance Company previously filed on
                   April 25, 2011 as exhibit 24(c)(8)(i)(iv) to Variable Annuity Account's Form N-4, File Number
                   333-91784, Post-Effective Amendment Numbers 26 and 171, is hereby incorporated by reference.
26 (h) (7) (vii)   Fourth Amendment to Participation Agreement among Putnam Variable Trust, Putnam Retail
                   Management Limited Partnership and Minnesota Life Insurance Company, previously filed on April 27,
                   2015 as exhibit 24(b)8(h)(v) to Variable Annuity Account's Form N-4, File Number 333-182763,
                   Post-Effective Amendment Numbers 10 and 246, is hereby incorporated by reference.
26 (h) (8) (i)     Participation Agreement by and among AIM Variable Insurance Funds, AIM Distributors, Inc. and
                   Minnesota Life Insurance Company, previously filed as Exhibit 27(h)(10)(i) to Registrant's Form N-6,
                   File Number 333-96383, Post-Effective Amendment Number 4, on April 30, 2003, is hereby incorporated by reference.
26 (h) (8) (ii)    Schedule A as amended May 1, 2003 to the Participation Agreement among AIM Variable Insurance
                   Funds, AIM Distributors, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit
                   27(h)(10)(ii) to Registrant's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4,
                   on April 30, 2003, is hereby incorporated by reference.
26 (h) (8) (iii)   Amendment No. 1 to the Participation Agreement dated March 4, 2002, by and among AIM Variable
                   Insurance Funds, AIM Distributors, Inc. and Minnesota Life Insurance Company, previously filed as
                   Exhibit 26(h)(10)(iii) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233,
                   Post-Effective Amendment Number 23, on April 26, 2005, is hereby incorporated by reference.
26 (h) (8) (iv)    Amendment No. 2 to the Participation Agreement dated March 2, 2002, by and among AIM Variable
                   Insurance Funds, AIM Distributors, Inc. and Minnesota Life Insurance Company, previously filed as
                   Exhibit 26(h)(10)(iv) to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395,
                   Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.
26 (h) (8) (v)     Amendment No. 3 to Participation Agreement by and among AIM Variable Insurance Funds, AIM
                   Distributors, Inc. and Minnesota Life Insurance Company filed on December 20, 2006 as exhibit
                   24(c)(n)(iv) to Variable Annuity Account's Form N-4, File Number 333-136242, Pre-Effective
                   Amendment Number 2, is hereby incorporated by reference.
26 (h) (8) (vi)    Intermediary Agreement Regarding Compliance with SEC Rule 22c-2 between AIM Investment
                   Services, Inc. and Minnesota Life Insurance Company previously filed on September 6, 2007 as exhibit
                   24(c)(8)(s) to Variable Annuity Account's Form N-4, File Number 333-140230, Pre-Effective
                   Amendment Number 1, is hereby incorporated by reference.
26 (h) (8) (vii)   Amendment No. 4 to Participation Agreement by and among AIM Variable Insurance Funds, AIM
                   Distributors, Inc., Minnesota Life Insurance Company and Securian Financial Services, Inc. effective
                   April 30, 2010 previously filed on April 25, 2011 as exhibit 24(c)(8)(j)(v) to Variable Annuity Account's
                   Form N-4, File Number 333-91784, Post-Effective Amendment Numbers 26 and 171, is hereby incorporated by reference.

                                       I-6


Exhibit
Number              Description of Exhibit
------------------- ---------------------------------------------------------------------------------------------------------
26 (h) (8) (viii)   Administrative Services Agreement between Invesco Advisers, Inc. and Minnesota Life Insurance
                    Company dated October 1, 2016, previously filed on November 8, 2016 as Exhibit 24(8)(i)(1) to
                    Variable Annuity Account's Form N-4, File Number 333-212515, Pre-Effective Amendment Number 1,
                    is hereby incorporated by reference.
26 (h) (9) (i)      Shareholder Services Agreement among American Century Investment Services, Inc. and Minnesota Life
                    Insurance Company, previously filed as Exhibit 27(h)(11) to Registrant's Form N-6, File Number
                    333-96383, Post-Effective Amendment Number 4, on April 30, 2003, is hereby incorporated by reference.
26 (h) (9) (ii)     Amendment No. 1 to Shareholder Services Agreement between Minnesota Life Insurance Company and
                    American Century Investments, Inc., previously filed as Exhibit 26(h)(11)(ii) to Minnesota Life Variable
                    Life Account's Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21,
                    2006, is hereby incorporated by reference.
26 (h) (9) (iii)    Shareholder Information Agreement between American Century Investment Services, Inc. and Minnesota
                    Life Insurance Company previously filed on September 6, 2007 as exhibit 24(c)(8)(t) to Variable
                    Annuity Account's Form N-4, File Number 333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.
26 (h) (9) (iv)     Amendment No. 2 to Shareholder Services Agreement between Minnesota Life Insurance Company and
                    American Century Investment Services, Inc., previously filed on October 4, 2007 as Exhibit
                    24(c)(8)(k)(ii) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective
                    Amendment Number 3, is hereby incorporated by reference.
26 (h) (9) (v)      Amendment No. 3 to Shareholder Services Agreement between Minnesota Life Insurance Company and
                    American Century Investment Services, Inc., previously filed on April 27, 2015 as Exhibit 26(h)(9)(v) to
                    Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment
                    Number 36, is hereby incorporated by reference.
26 (h) (9) (vi)     Amendment No. 4 to Shareholder Services Agreement between Minnesota Life Insurance Company and
                    American Century Investment Services, Inc., previously filed on April 27, 2015 as Exhibit 26(h)(9)(vi)
                    to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment
                    Number 36, is hereby incorporated by reference.
26 (h) (10) (i)     Not applicable.
26 (h) (10) (ii)    Not applicable.
26 (h) (11) (i)     Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services
                    Company and Minnesota Life Insurance Company, previously filed as Exhibit 27(h)(13)(i) to
                    Registrant's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, on April 30,
                    2003, is hereby incorporated by reference.
26 (h) (11) (ii)    Amendment No. 1 to the Participation Agreement among MFS Variable Insurance Trust, Massachusetts
                    Financial Services Company and Minnesota Life Insurance Company, previously filed as Exhibit
                    27(h)(13)(ii) to Registrant's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4,
                    on April 30, 2003, is hereby incorporated by reference.
26 (h) (11) (iii)   Amendment No. 2 to the Participation Agreement among MFS Variable Insurance Trust, Massachusetts
                    Financial Services Company and Minnesota Life Insurance Company, previously filed as Exhibit
                    27(h)(13)(iii) to Registrant's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4,
                    on April 30, 2003, is hereby incorporated by reference.
26 (h) (11) (iv)    Amendment No. 3 to Participation Agreement among MFS Variable Insurance Trust, Massachusetts
                    Financial Services Company and Minnesota Life Insurance Company, previously filed as Exhibit
                    26(h)(13)(iv) to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395,
                    Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

                                       I-7


Exhibit
Number               Description of Exhibit
-------------------- --------------------------------------------------------------------------------------------------------
26 (h) (11) (v)      Amendment No. 4 to Participation Agreement among MFS Variable Insurance Trust, Massachusetts
                     Financial Services Company and Minnesota Life Insurance Company, previously filed as Exhibit
                     26(h)(13)(v) to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395,
                     Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.
26 (h) (11) (vi)     Letter dated December 7, 2005 amending Participation Agreement among MFS Variable Insurance Trust,
                     Massachusetts Financial Services Company and Minnesota Life Insurance Company, previously filed as
                     Exhibit 26(h)(13)(vi) to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395,
                     Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.
26 (h) (11) (vii)    Amendment No. 5 to Participation Agreement among MFS Variable Insurance Trust, Massachusetts
                     Financial Services Company and Minnesota Life Insurance Company filed on December 20, 2006 as exhibit 24(c)(p)(vi) to Variable Annuity Account's Form N-4, File Number 333-136242, Pre-Effective
                     Amendment Number 2, is hereby incorporated by reference.
26 (h) (11) (viii)   Rule 22c-2 Shareholder Information Agreement between MFS Fund Distributors, Inc. and Minnesota
                     Life Insurance Company previously filed on September 6, 2007 as exhibit 24(c)(8)(v) to Variable
                     Annuity Account's Form N-4, File Number 333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.
26 (h) (11) (ix)     Fee letter dated September 1, 2010 referencing the Participation Agreement by and among the MFS
                     Variable Insurance Trust, Minnesota Life Insurance and Massachusetts Financial Services Company
                     previously filed on April 25, 2011 as exhibit 24(c)(8)(l)(vii) to Variable Annuity Account's Form N-4,
                     File Number 333-91784, Post-Effective Amendment Numbers 26 and 171, is hereby incorporated by reference.
26 (h) (11) (x)      Amendment No. 6 to Participation Agreement by and among MFS Variable Insurance Trust, Minnesota
                     Life Insurance Company and Massachusetts Financial Services Company effective September 1, 2010 previously filed on April 25, 2011 as exhibit 24(c)(8)(l)(viii) to Variable Annuity Account's Form N-4,
                     File Number 333-91784, Post-Effective Amendment Numbers 26 and 171, is hereby incorporated by reference.
26 (h) (11) (xi)     Amendment No. 7 to Participation Agreement by and among MFS Variable Insurance Trust, Minnesota
                     Life Insurance Company, and Massachusetts Financial Services Company, previously filed on April 27,
                     2015 as exhibit 26(h)(6)(xi) to Minnesota Life Individual Variable Universal Life Account's Form N-6,
                     File Number 333-183590, Post-Effective Amendment Number 7, is hereby incorporated by reference.
26 (h) (11) (xii)    Amendment No. 8 to Participation Agreement by and among MFS Variable Insurance Trust, Minnesota
                     Life Insurance Company, and Massachusetts Financial Services Company, previously filed on April 27,
                     2015 as exhibit 26(h)(6)(xii) to Minnesota Life Individual Variable Universal Life Account's Form N-6,
                     File Number 333-183590, Post-Effective Amendment Number 7, is hereby incorporated by reference.
26 (h) (11) (xiii)   Amendment No. 9 to Participation Agreement by and among MFS Variable Insurance Trust, Minnesota
                     Life Insurance Company, and Massachusetts Financial Services Company, previously filed on
                     November 8, 2017 as exhibit 24(b)(8)(k)(xii) to Variable Annuity Account's Form N-4, File Number
                     333-212515, Post-Effective Amendment Numbers 4 and 294, is hereby incorporated by reference.
26 (h) (11) (xiv)    Amendment No. 10 to Participation Agreement by and among MFS Variable Insurance Trust, Minnesota
                     Life Insurance Company, and Massachusetts Financial Services Company, previously filed on
                     November 8, 2017 as exhibit 24(b)(8)(k)(xiii) to Variable Annuity Account's Form N-4, File Number
                     333-212515, Post-Effective Amendment Numbers 4 and 294, is hereby incorporated by reference.
26 (h) (12) (i)      Participation Agreement as of May 1, 2000 between Franklin Templeton Variable Insurance Products
                     Trust, Franklin Templeton Distributors, Inc. and Minnesota Life Insurance Company, previously filed as
                     Exhibit 27(h)(14)(i) to Registrant's Form N-6, File Number 333-96383, Post-Effective Amendment
                     Number 4, on April 30, 2003, is hereby incorporated by reference.

                                       I-8


Exhibit
Number               Description of Exhibit
-------------------- -----------------------------------------------------------------------------------------------------------
26 (h) (12) (ii)     Amendment to Participation Agreement as of May 1, 2000 between Franklin Templeton Variable
                     Insurance Products Trust, Franklin Templeton Distributors, Inc. and Minnesota Life Insurance Company,
                     previously filed as Exhibit 27(h)(14)(ii) to Registrant's Form N-6, File Number 333-96383,
                     Post-Effective Amendment Number 4, on April 30, 2003, is hereby incorporated by reference.
26 (h) (12) (iii)    Amendment No. 2 to Participation Agreement between Franklin Templeton Variable Insurance Products
                     Trust, Franklin Templeton Distributors, Inc. and Minnesota Life Insurance Company, previously filed as
                     Exhibit 27(h)(14)(iii) to Registrant's Form N-6, File Number 333-96383, Post-Effective Amendment
                     Number 4, on April 30, 2003, is hereby incorporated by reference.
26 (h) (12) (iv)     Amendment No. 3 to Participation Agreement by and among Franklin Templeton Variable Insurance
                     Products Trust, Franklin Templeton Distributors, Inc., Minnesota Life Insurance Company and Securian
                     Financial Services, Inc, previously filed as Exhibit 26(h)(14)(iv) to Minnesota Life Variable Life
                     Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 23, on April 26, 2005,
                     is hereby incorporated by reference.
26 (h) (12) (v)      Amendment No. 4 to Participation Agreement among Franklin Templeton Variable Insurance Products
                     Trust, Franklin/Templeton Distributors, Inc., Minnesota Life Insurance Company and Securian Financial
                     Services, Inc., previously filed as Exhibit 26(h)(14)(v) to Minnesota Life Variable Life Account's Form
                     N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.
26 (h) (12) (vi)     Amendment No. 5 to Participation Agreement among Franklin Templeton Variable Insurance Products
                     Trust, Franklin/Templeton Distributors, Inc., and Minnesota Life Insurance Company filed on
                     December 20, 2006 as exhibit 24(c)(q)(v) to Variable Annuity Account's Form N-4, File Number
                     333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.
26 (h) (12) (vii)    Rule 22c-2 Agreement between Franklin Templeton Distributors, Inc. and Minnesota Life Insurance
                     Company previously filed on September 6, 2007 as exhibit 24(c)(8)(u) to Variable Annuity Account's
                     Form N-4, File Number 333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.
26 (h) (12) (viii)   Amendment No. 6 to Participation Agreement among Franklin Templeton Variable Insurance Products
                     Trust, Franklin/Templeton Distributors, Inc., and Minnesota Life Insurance Company, previously filed on
                     October 4, 2007 as Exhibit 24(c)(8)(m)(vi) to Variable Annuity Account's Form N-4, File Number
                     333-136242, Post-Effective Amendment Number 3, is hereby incorporated by reference.
26 (h) (12) (ix)     Amendment to Participation Agreement by and among Franklin Templeton Variable Insurance Products
                     Trust, Franklin/Templeton Distributors, Inc. Minnesota Life Insurance Company and Securian Financial
                     Services, Inc. effective August 16, 2010 previously filed on April 25, 2011 as exhibit 24(c)(8)(m)(vii) to
                     Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers 26
                     and 171, is hereby incorporated by reference.
26 (h) (12) (x)      Amendment No. 7 to Participation Agreement dated May 1, 2000 among Franklin Templeton Variable
                     Insurance Products Trust, Franklin/Templeton Distributors, Inc., Minnesota Life Insurance Company, and
                     Securian Financial Services, Inc. previously filed as Exhibit 26(h)(12)(x) to Minnesota Life Variable Life
                     Account's Form N-6, File Number 33-3233, Post- Effective Amendment Number 32, on April 27, 2012,
                     is hereby incorporated by reference.
26 (h) (12) (xi)     Participation Agreement Addendum dated May 1, 2012 among Franklin Templeton Variable Insurance
                     Products Trust, Franklin/Templeton Distributors, Inc., Minnesota Life Insurance Company, and Securian
                     Financial Services, Inc. previously filed as Exhibit 26(h)(12)(xi) to Minnesota Life Variable Life
                     Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 32, on April 27, 2012,
                     is hereby incorporated by reference.

                                       I-9


Exhibit
Number               Description of Exhibit
-------------------- ---------------------------------------------------------------------------------------------------------
26 (h) (12) (xii)    Amendment No. 8 to Participation Agreement dated May 1, 2000 among Franklin Templeton Variable
                     Insurance Products Trust, Franklin/Templeton Distributors, Inc., Minnesota Life Insurance Company, and
                     Securian Financial Services, Inc, previously filed as Exhibit 26(h)(12)(xii) to Minnesota Life Variable
                     Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 34 on April 24,
                     2013, is hereby incorporated by reference.
26 (h) (12) (xiii)   Amendment No. 10 to Participation Agreement dated May 1, 2000 among Franklin Templeton Variable
                     Insurance Products Trust, Franklin/Templeton Distributors, Inc., Minnesota Life Insurance Company, and
                     Securian Financial Services, Inc, previously filed as Exhibit 26(h)(12)(xiii) to Minnesota Life Variable
                     Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 34 on April 24,
                     2013, is hereby incorporated by reference.
26 (h) (13) (i)      Participation Agreement as of September 29, 2003 between Minnesota Life Insurance Company and
                     Waddell & Reed, Inc. previously filed as Exhibit 27(h)(15) to Minnesota Life Variable Life Account's
                     Form N-6, File Number 333-109853, Pre-Effective Amendment Number 1, on February 19, 2004, is
                     hereby incorporated by reference.
26 (h) (13) (ii)     Amendment Number One to the Target Funds Participation Agreement among Minnesota Life Insurance
                     Company, Waddell & Reed, Inc. and W&R Target Funds, Inc., previously filed as Exhibit 26(h)(15)(ii)
                     to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395, Post-Effective Amendment
                     Number 13, on April 21, 2006, is hereby incorporated by reference.
26 (h) (13) (iii)    Shareholder Information Agreement among Ivy Funds Distributor, Inc., Waddell & Reed, Inc. and
                     Minnesota Life Insurance Company, filed on April 20, 2007 as Exhibit 26(h)(5)(iii) to Registrant's Form
                     N-6, File Number 33-85496, Post-Effective Amendment Number 17, is hereby incorporated by reference.
26 (h) (13) (iv)     Second Amendment to the Target Funds Participation Agreement among Minnesota Life Insurance
                     Company, Waddell & Reed, Inc. and W&R Target Funds, Inc. previously filed as Exhibit 24(c)(8)(n)(ii)
                     to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Number
                     6, on February 27, 2009, is hereby incorporated by reference.
26 (h) (13) (v)      Third Amendment to Target Funds Participation Agreement among Waddell & Reed, Inc., Ivy Funds
                     Variable Insurance Portfolios, and Minnesota Life Insurance Company previously filed on April 25,
                     2011 as exhibit 24(c)(8)(n)(iii) to Variable Annuity Account's Form N-4, File Number 333-91784,
                     Post-Effective Amendment Numbers 26 and 171, is hereby incorporated by reference.
26 (h) (13) (vi)     Fourth Amendment to Ivy Funds Variable Insurance Portfolios Participation Agreement (Excludes
                     Products Sold Through W&R Distribution System) among Minnesota Life Insurance Company, Waddell
                     & Reed, Inc., and Ivy Funds Variable Insurance Portfolios, previously filed on April 25, 2014 as exhibit
                     26(h)(13)(vi) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective
                     Amendment Number 35, is hereby incorporated by reference.
26 (h) (14) (i)      Amendment No. 1 to Shareholder Services Agreement between Minnesota Life Insurance Company and
                     American Century Investments, Inc., previously filed as Exhibit 26(h)(11)(ii) to Minnesota Life Variable
                     Life Account's Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21,
                     2006, is hereby incorporated by reference.
26 (h) (14) (ii)     Amendment No. 2 to Shareholder Services Agreement between Minnesota Life Insurance Company and
                     American Century Investment Services, Inc., previously filed on October 4, 2007 as Exhibit
                     24(c)(8)(k)(ii) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective
                     Amendment Number 3, is hereby incorporated by reference.
26 (h) (15) (i)      Participation Agreement among Van Kampen Life Investment Trust, Van Kampen Funds, Inc., Van
                     Kampen Asset Management, Inc., and Minnesota Life Insurance Company previously filed on April 29,
                     2003 as Exhibit 24(c)(z) to Variable Annuity Account's Form N-4, File Number 333-91784,
                     Post-Effective Amendment Number 2, is hereby incorporated by reference.

                                      I-10


Exhibit
Number              Description of Exhibit
------------------- ---------------------------------------------------------------------------------------------------------
26 (h) (15) (ii)    Amendment Number one to the Agreement between Van Kampen Asset Management, Inc. and
                    Minnesota Life Insurance Company filed on December 20, 2006 as exhibit 24(c)(s)(i) to Variable
                    Annuity Account's Form N-4, File Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.
26 (h) (15) (iii)   Amendment Number Two to Participation Agreement among Minnesota Life Insurance Company, Van
                    Kampen Life Investment Trust, Van Kampen Funds, Inc. and Van Kampen Asset Management
                    previously filed on April 27, 2010 as exhibit 26(h)(15)(iii) to Minnesota Life Variable Life Account's
                    Form N-6, File Number 33-3233, Post-Effective Amendment Numbers 30, is hereby incorporated by reference.
26 (h) (16) (i)     Van Kampen Life Investment Trust Shareholder Information Agreement among Van Kampen Funds Inc.,
                    Van Kampen Life Investment Trust, and Minnesota Life Insurance Agreement previously filed on
                    September 6, 2007 as exhibit 24(c)(8)(y) to Variable Annuity Account's Form N-4, File Number
                    333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.
26 (h) (17) (i)     Agreement among The Universal Institutional Funds, Inc., Morgan Stanley Distribution, Inc., Morgan
                    Stanley Investment Management Inc., and Minnesota Life Insurance Company, previously filed on
                    October 4, 2007 as Exhibit 24(c)(8)(z) to Variable Annuity Account's Form N-4, File Number
                    333-136242, Post-Effective Amendment Number 3, is hereby incorporated by reference.
26 (h) (17) (ii)    Amendment Number One to Participation Agreement among Minnesota Life Insurance Company, The
                    Universal Institutional Funds, Inc., Morgan Stanley Distribution, Inc. and Morgan Stanley Investment
                    Management Inc., previously filed on April 27, 2010 as exhibit 26(h)(17)(ii) to Minnesota Life Variable
                    Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Numbers 30 and 78, is
                    hereby incorporated by reference.
26 (h) (17) (iii)   Second Amendment to Participation Agreement among Minnesota Life Insurance Company, The
                    Universal Institutional Funds, Inc., Morgan Stanley Distribution, Inc. and Morgan Stanley Investment
                    Management Inc., previously filed on April 27, 2015 as exhibit 24(b)8(y)(ii) to Variable Annuity
                    Account's Form N-4, File Number 333-182763, Post-Effective Amendment Numbers 10 and 246, is
                    hereby incorporated by reference.
26 (h) (17) (iv)    Third Amendment to Participation Agreement among Minnesota Life Insurance Company, The Universal
                    Institutional Funds, Inc., Morgan Stanley Distribution, Inc. and Morgan Stanley Investment
                    Management Inc., previously filed on April 27, 2015 as exhibit 24(b)8(y)(iii) to Variable Annuity
                    Account's Form N-4, File Number 333-182763, Post-Effective Amendment Numbers 10 and 246, is
                    hereby incorporated by reference.
26 (h) (18) (i)     Fund Participation Agreement among Minnesota Life Insurance Company, Financial Investors Variable
                    Insurance Trust, Alps Advisers, Inc. and Alps Distributors, Inc., previously filed on October 4, 2007 as
                    Exhibit 24(c)(8)(z) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective
                    Amendment Number 3, is hereby incorporated by reference.
26 (h) (18) (ii)    Amendment Number One to the Participation Agreement among Minnesota Life Insurance Company,
                    Financial Investors Variable Insurance Trust, ALPS Advisers, Inc. and ALPS Distributors, Inc. filed on
                    February 25, 2010 as exhibit 24(b)(8)(aa)(i) to Variable Annuity Account's Form N-4, File Number
                    333-136242, Post-Effective Amendment Numbers 11 and 161, is hereby incorporated by reference.
26 (h) (18) (iii)   Amendment Number Two to Participation Agreement among Minnesota Life Insurance Company,
                    Financial Investors Variable Insurance Trust, ALPS Advisors, Inc. and ALPS Distributors, Inc.,
                    previously filed on April 27, 2010 as exhibit 26(h)(18)(iii) to Minnesota Life Variable Life Account's
                    Form N-6, File Number 33-3233, Post-Effective Amendment Numbers 30 and 78, is hereby incorporated by reference.

                                      I-11


Exhibit
Number              Description of Exhibit
------------------- ---------------------------------------------------------------------------------------------------------
26 (h) (18) (iv)    Amendment Number Three to Participation Agreement among Minnesota Life Insurance Company,
                    Financial Investors Variable Insurance Trust, ALPS Advisors, Inc. and ALPS Distributors, Inc,
                    previously filed on April 25, 2014 as exhibit 26(h)(18)(iv) to Minnesota Life Variable Life Account's
                    Form N-6, File Number 33-3233, Post-Effective Amendment Number 35, is hereby incorporated by reference.
26 (h) (18) (v)     Amendment Number Four to Participation Agreement among Minnesota Life Insurance Company,
                    Financial Investors Variable Insurance Trust, ALPS Advisors, Inc. and ALPS Distributors, Inc,
                    previously filed on April 25, 2014 as exhibit 26(h)(18)(v) to Minnesota Life Variable Life Account's
                    Form N-6, File Number 33-3233, Post-Effective Amendment Number 35, is hereby incorporated by reference.
26 (h) (18) (vi)    Amendment Number Five to Participation Agreement among Minnesota Life Insurance Company,
                    Financial Investors Variable Insurance Trust, ALPS Advisors, Inc. and ALPS Distributors, Inc,
                    previously filed on April 25, 2014 as exhibit 26(h)(18)(vi) to Minnesota Life Variable Life Account's
                    Form N-6, File Number 33-3233, Post-Effective Amendment Number 35, is hereby incorporated by reference.
26 (h) (19) (i)     Fund Participation Agreement among Neuberger Berman Advisers Management Trust, Neuberger
                    Berman Management Inc. and Minnesota Life Insurance Company, previously filed on October 9, 2009 as Exhibit 24(c)(8)(cc) to Variable Annuity Account's Form N-4, File Number 333-136242,
                    Post-Effective Amendment Number 8, is hereby incorporated by reference.
26 (h) (20) (i)     Not Applicable.
26 (h) (21) (i)     Participation Agreement among Minnesota Life Insurance Company, Securian Financial Services, Inc.,
                    and AllianceBernstein Investments, Inc., previously filed on October 4, 2007 as Exhibit 24(c)(8)(z) to
                    Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Number 3,
                    is hereby incorporated by reference.
26 (h) (21) (ii)    Amendment Number One to Participation Agreement among Minnesota Life Insurance Company,
                    Securian Financial Services, Inc., AllianceBernstein L.P. and AllianceBernstein Investments, Inc.,
                    previously filed on April 27, 2010 as exhibit 26(h)(21)(ii) to Minnesota Life Variable Life Account's
                    Form N-6, File Number 33-3233, Post-Effective Amendment Numbers 30, is hereby incorporated by reference.
26 (h) (21) (iii)   Amendment Number Two to Participation Agreement among Minnesota Life Insurance Company,
                    Securian Financial Services, Inc., AllianceBernstein L.P., and AllianceBernstein Investments, Inc.,
                    previously filed as Exhibit 26(h)(21)(iii) to Minnesota Life Variable Life Account's Form N-6, File
                    Number 33-3233, Post-Effective Amendment Number 34, on April 24, 2013, is hereby incorporated by reference.
26 (h) (22) (i)     Participation Agreement among Minnesota Life Insurance Company, PIMCO Variable Insurance Trust
                    and Allianz Global Investors Distributors LLC previously filed on April 25, 2011 as exhibit 24(c)(8)(ff)
                    to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers
                    26 and 171, is hereby incorporated by reference.
26 (h) (22) (ii)    Selling Agreement for Advisor Class Shares of PIMCO Variable Insurance Trust between Allianz Global
                    Investors Distributors LLC and Minnesota Life Insurance Company previously filed on April 25, 2011 as exhibit 24(c)(8)(dd) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective
                    Amendment Numbers 26 and 171, is hereby incorporated by reference.
26 (h) (22) (iii)   PIMCO Services Agreement for Advisor Class Shares of PIMCO Variable Insurance Trust between
                    Pacific Investment Management Company LLC and Minnesota Life Insurance Company previously filed on April 25, 2011 as exhibit 24(c)(8)(ee) to Variable Annuity Account's Form N-4, File Number
                    333-91784, Post-Effective Amendment Numbers 26 and 171, is hereby incorporated by reference.

                                      I-12


Exhibit
Number               Description of Exhibit
-------------------- ------------------------------------------------------------------------------------------------------
26 (h) (22) (iv)     Termination, New Agreements and Amendments Relating to Intermediary Agreements for PIMCO
                     Variable Insurance Trust among Allianz Global Investors Distributors LLC, PIMCO Investments LLC
                     and Minnesota Life Insurance Company previously filed as Exhibit 26(h)(22)(iv) to Minnesota Life
                     Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 32, on
                     April 27, 2012, is hereby incorporated by reference.
26 (h) (22) (v)      Amendment to Participation Agreement among Minnesota Life Insurance Company, PIMCO Variable
                     Insurance Trust, and PIMCO Investments LLC, previously filed as Exhibit 26(h)(22)(v) to Minnesota
                     Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 34,
                     on April 24, 2013, is hereby incorporated by reference.
26 (h) (22) (vi)     Amendment to Selling Agreement between Minnesota Life Insurance Company, and PIMCO
                     Investments LLC, previously filed as Exhibit 26(h)(22)(vi) to Minnesota Life Variable Life Account's
                     Form N-6, File Number 33-3233, Post-Effective Amendment Number 34, on April 24, 2013, is hereby incorporated by reference.
26 (h) (22) (vii)    Amendment No. 1 to PIMCO Services Agreement for Advisor Class Shares of PIMCO Variable
                     Insurance Trust Effective May 1, 2013, previously filed as Exhibit 26(h)(22)(vii) to Minnesota Life
                     Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 34, on
                     April 24, 2013, is hereby incorporated by reference.
26 (h) (22) (viii)   Second Amendment to the Participation Agreement by and among PIMCO Investments LLC, PIMCO
                     Variable Insurance Trust, and Minnesota Life Insurance Company, previously filed on April 27, 2015 as exhibit 26(h)(8)(viii) to Minnesota Life Individual Variable Universal Life Account's Form N-6, File
                     Number 333-183590, Post-Effective Amendment Number 7, is hereby incorporated by reference.
26 (h) (23) (i)      Participation Agreement by and between Goldman Sachs Variable Insurance Trust, Goldman, Sachs &
                     Co., and Minnesota Life Insurance Company previously filed on April 25, 2011 as exhibit 24(c)(8)(gg)
                     to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers
                     26 and 171, is hereby incorporated by reference.
26 (h) (23) (ii)     Administrative Services Agreement between Goldman Sachs Asset Management, L.P. and Minnesota
                     Life Insurance Company previously filed on April 25, 2011 as exhibit 24(c)(8)(hh) to Variable Annuity
                     Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers 26 and 171, is
                     hereby incorporated by reference.
26 (h) (23) (iii)    Services Agreement between Goldman, Sachs & Co. and Minnesota Life Insurance Company. previously filed on April 25, 2011 as exhibit 24(c)(8)(ii) to Variable Annuity Account's Form N-4, File Number
                     333-91784, Post-Effective Amendment Numbers 26 and 171, is hereby incorporated by reference.
26 (h) (23) (iv)     Amendment to Participation Agreement between Goldman Sachs Variable Insurance Trust and Minnesota
                     Life Insurance Company previously filed as Exhibit 8(dd)(i) to Variable Annuity Account's Form N-4,
                     File Number 811-4294, Post-Effective Number 193, on July 20, 2012, is hereby incorporated by reference.
26 (h) (23) (v)      Second Amendment to Participation Agreement among Goldman Sachs Variable Insurance Trust,
                     Goldman, Sachs & Co., and Minnesota Life Insurance Company dated November 8, 2012, previously filed as Exhibit 26(h)(23)(v) to Minnesota Life Variable Life Account's Form N-6, File Number
                     33-3233, Post-Effective Amendment Number 34, on April 24, 2013, is hereby incorporated by reference.
26 (h) (23) (vi)     Third Amendment to Participation Agreement among Goldman Sachs Variable Insurance Trust,
                     Goldman, Sachs & Co., and Minnesota Life Insurance Company, previously filed as Exhibit
                     26(h)(23)(vi) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective
                     Amendment Number 34, on April 24, 2013, is hereby incorporated by reference.
26 (h) (23) (vii)    Amendment to Administrative Services Agreement Between Goldman Sachs Asset Management, L.P.
                     and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(23)(vii) to Minnesota Life
                     Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 34, on
                     April 24, 2013, is hereby incorporated by reference.

                                      I-13


Exhibit
Number              Description of Exhibit
------------------- -------------------------------------------------------------------------------------------------------
26 (h) (24) (i)     Fund Participation and Service Agreement among Minnesota Life Insurance Company, American Funds
                    Distributors, Inc., American Funds Service Company, Capital Research and Management Company, and
                    American Funds Insurance Series previously filed on April 25, 2011 as exhibit 24(c)(8)(jj) to Variable
                    Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers 26 and 171,
                    is hereby incorporated by reference.
26 (h) (24) (ii)    Business Agreement among Minnesota Life Insurance Company, Securian Financial Services, Inc.,
                    American Funds Distributors, Inc. and Capital Research and Management Company previously filed on
                    April 25, 2011 as exhibit 24(c)(8)(kk) to Variable Annuity Account's Form N-4, File Number
                    333-91784, Post-Effective Amendment Numbers 26 and 171, is hereby incorporated by reference.
26 (h) (24) (iii)   American Funds Rule 22c-2 Agreement among American Funds Service Company and Minnesota Life
                    Insurance Company previously filed on April 25, 2011 as exhibit 24(c)(8)(ll) to Variable Annuity
                    Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers 26 and 171, is
                    hereby incorporated by reference.
26 (h) (24) (iv)    Amendment No. 1 to Fund Participation and Service Agreement among Minnesota Life Insurance
                    Company, American Funds Distributors, Inc., American Funds Service Company, Capital Research and
                    Management Company, and American Funds Insurance Series, previously filed on April 25, 2014 as exhibit 26(h)(24)(iv) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233,
                    Post-Effective Amendment Number 35, is hereby incorporated by reference.
26 (h) (24) (v)     Second Amendment to the Business Agreement by and among Minnesota Life Insurance Company,
                    Securian Financial Services, Inc., American Funds Distributors, Inc., and Capital Research and
                    Management Company, previously filed on April 27, 2015 as Exhibit 26(h)(24)(v) to Minnesota Life
                    Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 36, is
                    hereby incorporated by reference.
26 (i) (1) (i)      Investment Accounting Agreement between Securian Financial Group, Inc. and State Street Bank and
                    Trust Company, previously filed as Exhibit 24(c)8(q) to Variable Annuity Account's Form N-4, File
                    Number 333-91784, Post-Effective Amendment Number 1, on February 25, 2003, is hereby incorporated by reference.
26 (i) (1) (ii)     First Amendment to Investment Accounting Agreement between Securian Financial Group, Inc. and
                    State Street Bank and Trust Company, previously filed on August 15, 2006 as Exhibit 26(i)(1)(b) to the
                    Securian Life Variable Universal Life Account's Form N-6, File Number 333-132009, Pre-Effective
                    Amendment Number 1, is hereby incorporated by reference.
26 (i) (2)(i)       Administration Agreement between Securian Financial Group, Inc. and State Street Bank and Trust
                    Company, previously filed as Exhibit 24(c)8(r) to Variable Annuity Account's Form N-4, File Number
                    333-91784, Post-Effective Amendment Number 1, on February 25, 2003, is hereby incorporated by reference.
26 (i) (2) (ii)     First Amendment to Administration Agreement between Securian Financial Group, Inc. and State Street
                    Bank and Trust Company, previously filed on August 15, 2006 as Exhibit 26(i)(2)(b) to the Securian
                    Life Variable Universal Life Account's Form N-6, File Number 333-132009, Pre-Effective Amendment
                    Number 1, is hereby incorporated by reference.
26 (j)              Not Applicable.
26 (k)              Opinion and Consent of John P. Hite, Esq.
26 (l)              Not Applicable.
26 (m)              Not Applicable.
26 (n)              Consent of KPMG LLP.
26 (o)              Not Applicable.

                                      I-14



Exhibit
Number   Description of Exhibit
-------- --------------------------------------------------------------------------------------------------
26 (p)   Not Applicable.
26 (q)   Redeemability exemption, previously filed as Exhibit 26 (q) to Registrant's Form N-6, File Number
         33-3233, Post-Effective Amendment Number 42 on October 9, 2018, is hereby incorporated by reference.
26 (r)   Minnesota Life Insurance Company - Power of Attorney to Sign Registration Statements.



                                      I-15